UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Reports to Stockholders

[Attached EDGARIZED SEMI-ANNUAL REPORT]

Semi-Annual Report June 30, 2020

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering 27 Portfolios

• Growth Stock Portfolio	• International Growth Portfolio
• Focused Appreciation Portfolio	• Research International Core Portfolio
• Large Cap Core Stock Portfolio	• International Equity Portfolio
• Large Cap Blend Portfolio	• Emerging Markets Equity Portfolio
• Index 500 Stock Portfolio	• Government Money Market Portfolio
• Large Company Value Portfolio	• Short-Term Bond Portfolio
• Domestic Equity Portfolio	• Select Bond Portfolio
• Equity Income Portfolio	• Long-Term U.S. Government Bond Portfolio
• Mid Cap Growth Stock Portfolio	• Inflation Protection Portfolio
• Index 400 Stock Portfolio	• High Yield Bond Portfolio
• Mid Cap Value Portfolio	• Multi-Sector Bond Portfolio
• Small Cap Growth Stock Portfolio	• Balanced Portfolio
• Index 600 Stock Portfolio	• Asset Allocation Portfolio
• Small Cap Value Portfolio

Beginning on or after January 1, 2021 as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail unless you specifically request paper copies of the reports from us at (888) 455-2232, free of charge. Instead, your Fund annual and semi- annual reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically, and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by signing up for eDelivery at NorthwesternMutal.com/Paperless.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at (888) 455-2232. Your election to receive reports in paper will apply to all future shareholder reports.

Northwestern Mutual Series Fund, Inc.

Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

The views expressed in the portfolio manager commentaries set forth in the following pages reflect those of the portfolio managers only through the end of the period covered by this report and do not necessarily represent the views of any affiliated organization. The views expressed are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. These views are subject to change at any time based upon market conditions or other events and should not be relied upon as investment advice. Mason Street Advisors disclaims any responsibility to update these views.

Expense Examples (unaudited)

EXAMPLE

As a shareholder of each Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Portfolio provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period January 1, 2020 to June 30, 2020*	Annualized Expense Ratio

Growth Stock Portfolio Actual	$1,000.00	$1,112.02	$2.21	0.42%
Hypothetical (5% return before expenses)	1,000.00	1,022.77	2.11	0.42

Focused Appreciation Portfolio Actual	1,000.00	1,100.19	3.29	0.63
Hypothetical (5% return before expenses)	1,000.00	1,021.73	3.17	0.63
Large Cap Core Stock Portfolio Actual	1,000.00	990.12	2.23	0.45
Hypothetical (5% return before expenses)	1,000.00	1,022.63	2.26	0.45

Large Cap Blend Portfolio Actual	1,000.00	883.42	3.84	0.82
Hypothetical (5% return before expenses)	1,000.00	1,020.79	4.12	0.82

Index 500 Stock Portfolio Actual	1,000.00	968.37	0.98	0.20
Hypothetical (5% return before expenses)	1,000.00	1,023.87	1.01	0.20

Expense Examples (unaudited)

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period January 1, 2020 to June 30, 2020*	Annualized Expense Ratio

Large Company Value Portfolio Actual	$1,000.00	$850.92	$3.50	0.76%
Hypothetical (5% return before expenses)	1,000.00	1,021.08	3.82	0.76

Domestic Equity Portfolio Actual	1,000.00	849.71	2.44	0.53
Hypothetical (5% return before expenses)	1,000.00	1,022.23	2.66	0.53

Equity Income Portfolio Actual	1,000.00	811.59	2.75	0.61
Hypothetical (5% return before expenses)	1,000.00	1,021.83	3.07	0.61

Mid Cap Growth Stock Portfolio Actual	1,000.00	950.06	2.62	0.54
Hypothetical (5% return before expenses)	1,000.00	1,022.18	2.72	0.54

Index 400 Stock Portfolio Actual	1,000.00	871.66	1.21	0.26
Hypothetical (5% return before expenses)	1,000.00	1,023.57	1.31	0.26

Mid Cap Value Portfolio Actual	1,000.00	835.55	3.42	0.75
Hypothetical (5% return before expenses)	1,000.00	1,021.13	3.77	0.75

Small Cap Growth Stock Portfolio Actual	1,000.00	953.01	2.77	0.57
Hypothetical (5% return before expenses)	1,000.00	1,022.03	2.87	0.57

Index 600 Stock Portfolio Actual	1,000.00	819.96	1.40	0.31
Hypothetical (5% return before expenses)	1,000.00	1,023.32	1.56	0.31

Small Cap Value Portfolio Actual	1,000.00	822.96	4.03	0.89
Hypothetical (5% return before expenses)	1,000.00	1,020.44	4.47	0.89

International Growth Portfolio Actual	1,000.00	975.14	3.14	0.64
Hypothetical (5% return before expenses)	1,000.00	1,021.68	3.22	0.64

Research International Core Portfolio Actual	1,000.00	937.15	3.71	0.77
Hypothetical (5% return before expenses)	1,000.00	1,021.03	3.87	0.77

International Equity Portfolio Actual	1,000.00	843.64	2.52	0.55
Hypothetical (5% return before expenses)	1,000.00	1,022.13	2.77	0.55

Emerging Markets Equity Portfolio Actual	1,000.00	898.31	4.63	0.98
Hypothetical (5% return before expenses)	1,000.00	1,019.99	4.92	0.98

Expense Examples (unaudited)

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period January 1, 2020 to June 30, 2020*	Annualized Expense Ratio

Government Money Market Portfolio Actual	$1,000.00	$1,003.09	$1.64	0.33%
Hypothetical (5% return before expenses)	1,000.00	1,023.22	1.66	0.33

Short-Term Bond Portfolio Actual	1,000.00	1,025.59	1.96	0.39
Hypothetical (5% return before expenses)	1,000.00	1,022.92	1.96	0.39

Select Bond Portfolio Actual	1,000.00	1,067.13	1.59	0.31
Hypothetical (5% return before expenses)	1,000.00	1,023.32	1.56	0.31

Long-Term U.S. Government Bond Portfolio Actual	1,000.00	1,208.22	6.64	1.21
Hypothetical (5% return before expenses)	1,000.00	1,018.85	6.07	1.21

Inflation Protection Portfolio Actual	1,000.00	1,035.43	2.78	0.55
Hypothetical (5% return before expenses)	1,000.00	1,022.13	2.77	0.55

High Yield Bond Portfolio Actual	1,000.00	965.19	2.20	0.45
Hypothetical (5% return before expenses)	1,000.00	1,022.63	2.26	0.45

Multi-Sector Bond Portfolio Actual	1,000.00	987.72	3.61	0.73
Hypothetical (5% return before expenses)	1,000.00	1,021.23	3.67	0.73

Balanced Portfolio Actual	1,000.00	996.64	0.30	0.06
Hypothetical (5% return before expenses)	1,000.00	1,024.57	0.30	0.06

Asset Allocation Portfolio Actual	1,000.00	972.06	0.44	0.09
Hypothetical (5% return before expenses)	1,000.00	1,024.42	0.45	0.09

* Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the direct expenses of the Portfolio and do not include the effect of the underlying Portfolios’ expenses which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in the Prospectus.

Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/20
Sector	% of Net Assets

Information Technology	37.2%

Consumer Discretionary	20.4%

Communication Services	20.1%

Health Care	14.4%

Financials	3.8%

Industrials	3.0%

Short-Term Investments & Other Net Assets	0.5%

Materials	0.4%

Consumer Staples	0.1%

Utilities	0.1%

Real Estate	0.0%

Energy	0.0%
Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (20.1%)
Alphabet, Inc. - Class A *	9,516	13,494
Alphabet, Inc. - Class C *	42,751	60,433
Electronic Arts, Inc. *	2,585	341
Facebook, Inc. - Class A *	328,806	74,662
IAC/InterActiveCorp*	25,222	8,157
Match Group, Inc. *	1,128	121
Netflix, Inc. *	60,463	27,513
Sea, Ltd. *	60,700	6,509
Snap, Inc. *	137,400	3,228
Spotify Technology SA *	23,022	5,944
Tencent Holdings, Ltd.	503,000	32,310
Total		232,712

Consumer Discretionary (20.4%)
Alibaba Group Holding, Ltd., ADR *	215,615	46,508
Amazon.com, Inc. *	49,180	135,679
Aptiv PLC	2,039	159
Booking Holdings, Inc. *	5,848	9,312
Chipotle Mexican Grill, Inc. *	3,921	4,126
Dollar General Corp.	73,519	14,006
Dollar Tree, Inc. *	6,698	621
Etsy, Inc. *	14,300	1,519
Hilton Worldwide Holdings, Inc.	14,547	1,068
Lululemon Athletica, Inc. *	25,779	8,043
Marriott International, Inc. - Class A	32,185	2,759
McDonald’s Corp.	3,248	599
NIKE, Inc. - Class B	8,241	808
Restaurant Brands International, Inc.	4,252	232
Ross Stores, Inc.	81,260	6,927
The TJX Cos., Inc.	27,824	1,407
Trip.com Group, Ltd. *	4,962	129
Wynn Resorts, Ltd.	2,051	153
Yum! Brands, Inc.	25,217	2,192
Total		236,247

Consumer Staples (0.1%)
Constellation Brands, Inc. - Class A	5,896	1,032
Total		1,032

Energy (0.0%)
Pioneer Natural Resources Co.	2,877	281
Total		281

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Financials (3.8%)
American International Group, Inc.	47,981	1,496
The Charles Schwab Corp.	44,820	1,512
Chubb, Ltd.	11,476	1,453
The Goldman Sachs Group, Inc.	23,573	4,658
Intercontinental Exchange, Inc.	58,142	5,326
Marsh & McLennan Cos., Inc.	38,143	4,095
Morgan Stanley	104,296	5,038
MSCI, Inc.	3,800	1,269
S&P Global, Inc.	25,779	8,494
State Street Corp.	8,296	527
Willis Towers Watson PLC	49,435	9,736
Total		43,604

Health Care (14.4%)
AbbVie, Inc.	2,571	252
Agilent Technologies, Inc.	986	87
Alexion Pharmaceuticals, Inc. *	23,331	2,619
Anthem, Inc.	34,589	9,096
Becton Dickinson and Co.	26,776	6,407
Centene Corp. *	131,511	8,358
Cigna Corp.	101,677	19,080
Danaher Corp.	84,131	14,877
Exact Sciences Corp. *	24,269	2,110
HCA Healthcare, Inc.	12,586	1,222
Humana, Inc.	6,900	2,675
Incyte Corp. *	49,700	5,167
Intuitive Surgical, Inc. *	25,826	14,716
Regeneron Pharmaceuticals, Inc. *	1,900	1,185
Seattle Genetics, Inc. *	6,688	1,136
Stryker Corp.	83,915	15,121
Teleflex, Inc.	291	106
Thermo Fisher Scientific, Inc.	35,134	12,730
UnitedHealth Group, Inc.	76,836	22,663
Veeva Systems, Inc. - Class A *	13,237	3,103
Vertex Pharmaceuticals, Inc. *	73,589	21,364
Zoetis, Inc.	23,405	3,207
Total		167,281

Industrials (3.0%)
The Boeing Co.	506	93

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Canadian Pacific Railway, Ltd.	9,091	2,321
Cintas Corp.	9,706	2,585
CoStar Group, Inc. *	10,237	7,275
Equifax, Inc.	29,308	5,037
Fortive Corp.	26,956	1,824
General Electric Co.	18,823	128
Honeywell International, Inc.	504	73
IHS Markit, Ltd.	2,970	224
Kansas City Southern	15,752	2,352
L3Harris Technologies, Inc.	4,179	709
Norfolk Southern Corp.	8,281	1,454
Northrop Grumman Corp.	503	155
Roper Technologies, Inc.	18,124	7,037
Union Pacific Corp.	20,072	3,394
United Continental Holdings, Inc. *	573	20
Total		34,681

Information Technology (37.2%)
Advanced Micro Devices, Inc. *	92,700	4,877
Apple, Inc.	123,308	44,983
Applied Materials, Inc.	75,316	4,553
Atlassian Corp. PLC *	21,030	3,791
Automatic Data Processing, Inc.	802	119
Citrix Systems, Inc.	10,900	1,612
Coupa Software, Inc. *	2,785	772
DocuSign, Inc. *	33,253	5,727
Fidelity National Information Services, Inc.	132,638	17,785
Fiserv, Inc. *	140,688	13,734
FleetCor Technologies, Inc. *	8,993	2,262
Global Payments, Inc.	118,827	20,155
Intuit, Inc.	76,165	22,559
KLA-Tencor Corp.	2,636	513
Lam Research Corp.	10,839	3,506
Marvell Technology Group, Ltd.	208,924	7,325
Mastercard, Inc. - Class A	106,220	31,409
Maxim Integrated Products, Inc.	20,385	1,236
Microsoft Corp.	328,648	66,883
Motorola Solutions, Inc.	565	79
NVIDIA Corp.	35,680	13,555
Paycom Software, Inc. *	7,673	2,377
PayPal Holdings, Inc. *	164,569	28,673
QUALCOMM, Inc.	39,990	3,648

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
salesforce.com, Inc. *	118,561	22,210
ServiceNow, Inc. *	69,371	28,099
Splunk, Inc. *	53,021	10,535
Synopsys, Inc. *	39,126	7,630
Texas Instruments, Inc.	13,856	1,759
Twilio, Inc. - Class A *	2,800	614
Visa, Inc. - Class A	198,702	38,383
VMware, Inc. - Class A *	14,585	2,259
Wix.com, Ltd. *	21,413	5,487
Workday, Inc. - Class A *	53,925	10,103
Zoom Video Communications, Inc. *	7,700	1,952
Total		431,164

Materials (0.4%)
Air Products and Chemicals, Inc.	476	115
Linde PLC	16,376	3,473
The Sherwin-Williams Co.	2,064	1,193
Total		4,781

Real Estate (0.0%)
American Tower Corp.	1,152	298
Total		298

Utilities (0.1%)
Sempra Energy	6,091	714
Total		714

Total Common Stocks (Cost: $839,458)		1,152,795

Short-Term Investments (0.5%)
Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120% #	5,281,248	5,281
Total		5,281

Total Short-Term Investments (Cost: $5,281)		5,281

Total Investments (100.0%) (Cost: $844,739)@		1,158,076

Other Assets, Less Liabilities (0.0%)		(149)

Net Assets (100.0%)		1,157,927

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2020.

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $844,739 and the net unrealized appreciation of investments based on that cost was $313,337 which is comprised of $327,833 aggregate gross unrealized appreciation and $14,496 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$200,402	$32,310	$—
All Others	920,083	—	—
Short-Term Investments	5,281	—	—
Total Assets:	$1,125,766	$32,310	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio (unaudited)

Sector Allocation 6/30/20
Sector	% of Net Assets

Information Technology	35.1%

Consumer Discretionary	17.3%

Health Care	15.8%

Communication Services	13.5%

Industrials	8.6%

Consumer Staples	4.8%

Financials	3.4%

Short-Term Investments & Other Net Assets	0.8%

Energy	0.7%
Sector Allocation is subject to change.

As a non-diversified portfolio, the Portfolio may hold fewer securities because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Communication Services (13.5%)
Alphabet, Inc. - Class A *	20,974	29,742
Alphabet, Inc. - Class C *	21,029	29,727
Facebook, Inc. - Class A *	277,279	62,962
The Walt Disney Co.	178,024	19,851
Total		142,282

Consumer Discretionary (17.3%)
Alibaba Group Holding, Ltd., ADR *	269,330	58,094
Amazon.com, Inc. *	29,760	82,103
Starbucks Corp.	248,624	18,296
Yum China Holdings, Inc.	216,601	10,412
Yum! Brands, Inc.	154,282	13,409
Total		182,314

Consumer Staples (4.8%)
Colgate-Palmolive Co.	228,330	16,727
Monster Beverage Corp. *	490,675	34,014
Total		50,741

Energy (0.7%)
Schlumberger, Ltd.	419,421	7,713
Total		7,713

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Financials (3.4%)
FactSet Research Systems, Inc.	56,507	18,561
SEI Investments Co.	316,389	17,395
Total		35,956

Health Care (15.8%)
Cerner Corp.	278,484	19,090
Illumina, Inc. *	48,329	17,899
Intuitive Surgical, Inc. *	21,611	12,315
Novartis AG, ADR	225,168	19,666
Novo Nordisk A/S, ADR	168,017	11,002
Regeneron Pharmaceuticals, Inc. *	71,162	44,380
Roche Holding AG, ADR	820,699	35,602
Varian Medical Systems, Inc. *	53,137	6,510
Total		166,464

Industrials (8.6%)
The Boeing Co.	201,863	37,002
Deere & Co.	189,337	29,754
Expeditors International of Washington, Inc.	304,901	23,185
Total		89,941

Information Technology (35.1%)
Autodesk, Inc. *	222,793	53,290
Automatic Data Processing, Inc.	50,036	7,450
Cisco Systems, Inc.	477,366	22,264

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Microsoft Corp.	235,961	48,020
NVIDIA Corp.	120,341	45,719
Oracle Corp.	794,224	43,897
QUALCOMM, Inc.	242,844	22,150
Salesforce.com, Inc. *	230,126	43,109
Visa, Inc. - Class A	350,494	67,705
Workday, Inc. - Class A *	82,183	15,398
Total		369,002

Total Common Stocks (Cost: $601,402)		1,044,413

Short-Term Investments (0.8%)
Money Market Funds (0.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120% #	8,034,372	8,034
Total		8,034

Total Short-Term Investments (Cost: $8,034)		8,034

Total Investments (100.0%) (Cost: $609,436)@		1,052,447

Other Assets, Less Liabilities (0.0%)		(109)

Net Assets (100.0%)		1,052,338

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $609,436 and the net unrealized appreciation of investments based on that cost was $443,011 which is comprised of $465,382 aggregate gross unrealized appreciation and $22,371 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$1,044,413	$—	$—
Short-Term Investments	8,034	—	—
Total Assets:	$1,052,447	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio (unaudited)

Sector Allocation 6/30/20
Sector	% of Net Assets

Information Technology	24.0%

Health Care	14.3%

Communication Services	12.3%

Consumer Discretionary	11.2%

Industrials	9.2%

Financials	9.1%

Consumer Staples	5.4%

Real Estate	3.5%

Utilities	3.3%

Energy	3.2%

Materials	2.6%

Investment Companies	1.2%

Short-Term Investments & Other Net Assets	0.7%
Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (12.3%)
Alphabet, Inc. - Class A *	15,716	22,286
Charter Communications, Inc. - Class A *	21,094	10,759
Electronic Arts, Inc. *	23,325	3,080
Facebook, Inc. - Class A *	64,725	14,697
Match Group, Inc. *	41,144	4,405
Netflix, Inc. *	17,126	7,793
Omnicom Group, Inc.	55,021	3,004
Snap, Inc. *	146,964	3,452
Spotify Technology SA *	6,572	1,697
T-Mobile US, Inc. *	14,906	1,552
The Walt Disney Co.	19,953	2,225
Total		74,950

Consumer Discretionary (11.2%)
Amazon.com, Inc. *	13,279	36,634
AutoZone, Inc. *	4,307	4,859
D.R. Horton, Inc.	92,566	5,133
Dollar General Corp.	37,730	7,188
Las Vegas Sands Corp.	35,340	1,609
Lennar Corp. - Class A	15,366	947
McDonald’s Corp.	22,987	4,240
The TJX Cos., Inc.	141,761	7,168
Total		67,778

Consumer Staples (5.4%)
The Coca-Cola Co.	172,307	7,699
The Kroger Co.	52,430	1,775
Mondelez International, Inc.	154,632	7,906
The Procter & Gamble Co.	129,889	15,531
Total		32,911

Energy (3.2%)
BP PLC, ADR	39,098	912
Chevron Corp.	47,961	4,280
Concho Resources, Inc.	9,700	500
Diamondback Energy, Inc.	12,610	527
EOG Resources, Inc.	66,570	3,372
Exxon Mobil Corp.	107,920	4,826
Marathon Petroleum Corp.	55,297	2,067
Noble Energy, Inc.	58,413	523
Pioneer Natural Resources Co.	6,972	681
Schlumberger, Ltd.	57,024	1,049
TC Energy Corp.	18,076	775
Total		19,512

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Financials (9.1%)
American Express Co.	19,675	1,873
American International Group, Inc.	70,732	2,206
Athene Holding, Ltd. - Class A *	71,259	2,223
Bank of America Corp.	597,135	14,182
Berkshire Hathaway, Inc. - Class B *	16,343	2,917
BlackRock, Inc.	3,211	1,747
The Blackstone Group, Inc. - Class A	107,336	6,082
The Charles Schwab Corp.	103,498	3,492
CME Group, Inc.	1,126	183
Equitable Holdings, Inc.	168,215	3,245
The Goldman Sachs Group, Inc.	583	115
The Hartford Financial Services Group, Inc.	79,620	3,069
Marsh & McLennan Cos., Inc.	42,911	4,607
The Progressive Corp.	46,621	3,735
S&P Global, Inc.	10,908	3,594
TD Ameritrade Holding Corp.	48,911	1,779
Total		55,049

Health Care (14.3%)
Anthem, Inc.	16,491	4,337
AstraZeneca PLC, ADR	189,226	10,008
Boston Scientific Corp. *	135,991	4,775
Centene Corp. *	36,069	2,292
Danaher Corp.	29,617	5,237
Edwards Lifesciences Corp. *	49,339	3,410
Eli Lilly & Co.	64,572	10,601
HCA Healthcare, Inc.	26,739	2,595
IDEXX Laboratories, Inc. *	7,416	2,449
Incyte Corp. *	4,884	508
Intuitive Surgical, Inc. *	6,436	3,667
McKesson Corp.	12,648	1,941
Pfizer, Inc.	393,424	12,865
Regeneron Pharmaceuticals, Inc. *	1,729	1,078
Royalty Pharma PLC *	18,615	904
Seattle Genetics, Inc. *	11,936	2,028
Teleflex, Inc.	8,098	2,948
Thermo Fisher Scientific, Inc.	17,816	6,455
UnitedHealth Group, Inc.	22,176	6,541

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Vertex Pharmaceuticals, Inc. *	6,580	1,910
Total		86,549

Industrials (9.2%)
3M Co.	973	152
The Boeing Co.	10,306	1,889
Dover Corp.	3,946	381
Equifax, Inc.	9,579	1,646
FedEx Corp.	33,964	4,762
Fortive Corp.	59,260	4,010
General Electric Co.	4,644	32
Honeywell International, Inc.	25,773	3,726
IHS Markit, Ltd.	29,667	2,240
Illinois Tool Works, Inc.	1,953	341
Ingersoll-Rand, Inc. *	110,019	3,094
J.B. Hunt Transport Services, Inc.	50,136	6,033
Lockheed Martin Corp.	16,680	6,087
Northrop Grumman Corp.	16,455	5,059
Parker Hannifin Corp.	5,023	921
Raytheon Co.	54,335	3,348
Rockwell Automation, Inc.	11,136	2,372
Southwest Airlines Co.	38,537	1,317
Stanley Black & Decker, Inc.	7,021	979
Trane Technologies PLC	28,843	2,566
Uber Technologies, Inc. *	84,897	2,639
Wabtec Corp.	42,679	2,457
Total		56,051

Information Technology (24.0%)
Adobe Systems, Inc. *	5,246	2,284
Advanced Micro Devices, Inc. *	97,787	5,145
Apple, Inc.	91,426	33,352
Corning, Inc.	96,479	2,499
FleetCor Technologies, Inc. *	22,115	5,563
Global Payments, Inc.	51,833	8,792
Intel Corp.	25,699	1,537
KLA-Tencor Corp.	18,355	3,570
Marvell Technology Group, Ltd.	147,614	5,175
Micron Technology, Inc. *	71,217	3,669
Microsoft Corp.	172,776	35,162
PayPal Holdings, Inc. *	33,670	5,866
salesforce.com, Inc. *	30,392	5,693
ServiceNow, Inc. *	5,844	2,367

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Slack Technologies, Inc. - Class A *	25,829	803
Splunk, Inc. *	7,990	1,588
SS&C Technologies Holdings, Inc.	46,660	2,635
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	49,199	2,793
Texas Instruments, Inc.	41,265	5,239
Visa, Inc. - Class A	46,865	9,053
Workday, Inc. - Class A *	14,132	2,648
Total		145,433

Materials (2.6%)
Ball Corp.	37,658	2,617
Celanese Corp. - Class A	33,540	2,896
Crown Holdings, Inc. *	24,211	1,577
FMC Corp.	29,709	2,960
Linde PLC	15,395	3,265
PPG Industries, Inc.	26,052	2,763
Total		16,078

Real Estate (3.5%)
Alexandria Real Estate Equities, Inc.	19,316	3,134
American Tower Corp.	27,589	7,133
Boston Properties, Inc.	19,101	1,726
Equinix, Inc.	7,153	5,023
Prologis, Inc.	43,198	4,032
Total		21,048

Utilities (3.3%)
Duke Energy Corp.	67,308	5,377
Edison International	61,907	3,362
Exelon Corp.	186,941	6,784
NRG Energy, Inc.	64,632	2,105
Sempra Energy	22,697	2,661
Total		20,289

Total Common Stocks (Cost: $500,863)		595,648

Investment Companies (1.2%)
Investment Companies (1.2%)
SPDR S&P 500 ETF Trust	23,898	7,369
Total		7,369

Total Investment Companies (Cost: $7,234)		7,369

Short-Term Investments (0.6%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120% #	3,392,892	3,393
Total		3,393

Total Short-Term Investments (Cost: $3,393)		3,393

Total Investments (99.9%) (Cost: $511,490)@		606,410

Other Assets, Less Liabilities (0.1%)		484

Net Assets (100.0%)		606,894

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $511,490 and the net unrealized appreciation of investments based on that cost was $94,920 which is comprised of $124,881 aggregate gross unrealized appreciation and $29,961 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$595,648	$—	$—
Investment Companies	7,369	—	—
Short-Term Investments	3,393	—	—
Total Assets:	$606,410	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio (unaudited)

Sector Allocation 6/30/20
Sector	% of Net Assets

Financials	20.4%

Industrials	19.9%

Consumer Discretionary	18.7%

Health Care	14.4%

Consumer Staples	9.5%

Communication Services	6.1%

Short-Term Investments & Other Net Assets	4.1%

Information Technology	2.8%

Materials	2.6%

Energy	1.5%
Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (95.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.1%)
Comcast Corp. - Class A	133,600	5,208
Omnicom Group, Inc.	73,285	4,001
Total		9,209

Consumer Discretionary (18.7%)
Booking Holdings, Inc. *	3,622	5,768
Dollar General Corp.	39,280	7,483
Dollar Tree, Inc. *	58,160	5,390
Sony Corp., ADR	76,715	5,303
The TJX Cos., Inc.	87,670	4,433
Total		28,377

Consumer Staples (9.5%)
Nestle SA, ADR	38,900	4,296
PepsiCo, Inc.	33,038	4,370
Unilever PLC, ADR	105,295	5,778
Total		14,444

Energy (1.5%)
Schlumberger, Ltd.	119,820	2,204
Total		2,204

Financials (20.4%)
Berkshire Hathaway, Inc. - Class B *	50,796	9,068
The Charles Schwab Corp.	122,950	4,148

Common Stocks (95.9%)	Shares/ Par +	Value $ (000’s)
Financials continued
Chubb, Ltd.	43,672	5,530
JPMorgan Chase & Co.	48,586	4,570
Northern Trust Corp.	51,881	4,116
The Progressive Corp.	43,905	3,517
Total		30,949

Health Care (14.4%)
Koninklijke Philips NV	108,385	5,077
Quest Diagnostics, Inc.	63,898	7,282
Smith & Nephew PLC, ADR	97,595	3,720
UnitedHealth Group, Inc.	19,323	5,699
Total		21,778

Industrials (19.9%)
Eaton Corp. PLC	49,618	4,340
Emerson Electric Co.	28,355	1,759
Expeditors International of Washington, Inc.	47,200	3,589
HD Supply Holdings, Inc. *	101,750	3,526
Honeywell International, Inc.	32,821	4,745
Masco Corp.	154,125	7,739
PACCAR, Inc.	58,505	4,379
Total		30,077

Common Stocks (95.9%)	Shares/ Par +	Value $ (000’s)
Information Technology (2.8%)
Accenture PLC - Class A	19,754	4,242
Total		4,242

Materials (2.6%)
PPG Industries, Inc.	36,628	3,885
Total		3,885

Total Common Stocks (Cost: $127,797)		145,165

Short-Term Investments (4.0%)
Money Market Funds (4.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120% #	6,024,419	6,024
Total		6,024

Total Short-Term Investments (Cost: $6,024)		6,024

Total Investments (99.9%) (Cost: $133,821)@		151,189

Other Assets, Less Liabilities (0.1%)		117

Net Assets (100.0%)		151,306

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $133,821 and the net unrealized appreciation of investments based on that cost was $17,368 which is comprised of $27,669 aggregate gross unrealized appreciation and $10,301 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$145,165	$—	$—
Short-Term Investments	6,024	—	—
Total Assets:	$151,189	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio (unaudited)

Sector Allocation 6/30/20
Sector	% of Net Assets

Information Technology	27.1%

Health Care	14.4%

Consumer Discretionary	10.7%

Communication Services	10.7%

Financials	10.0%

Industrials	7.9%

Consumer Staples	6.9%

Utilities	3.0%

Real Estate	2.8%

Energy	2.8%

Materials	2.5%

Investment Companies	0.6%

Short-Term Investments & Other Net Assets	0.6%
Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P 500” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

The Portfolio may invest in derivative instruments, such as futures and, to a lesser extent, swap agreements, to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (10.7%)
Activision Blizzard, Inc.	109,998	8,349
Alphabet, Inc. - Class A *	42,836	60,744
Alphabet, Inc. - Class C *	41,753	59,023
AT&T, Inc.	1,017,194	30,750
CenturyLink, Inc.	141,015	1,414
Charter Communications, Inc. - Class A *	21,517	10,975
Comcast Corp. - Class A	650,250	25,347
Discovery Communications, Inc. - Class A *	22,845	482
Discovery Communications, Inc. - Class C *	45,163	870
DISH Network Corp. - Class A *	36,712	1,267
Electronic Arts, Inc. *	41,215	5,442
Facebook, Inc. - Class A *	343,283	77,949
Fox Corp. - Class A	48,916	1,312
Fox Corp. - Class B	22,736	610
The Interpublic Group of Companies, Inc.	55,622	955
Live Nation Entertainment, Inc. *	20,283	899
Netflix, Inc. *	62,788	28,571
News Corp. - Class A	55,516	658
News Corp. - Class B	17,383	208
Omnicom Group, Inc.	30,592	1,670
Take-Two Interactive Software, Inc. *	16,267	2,270
T-Mobile US, Inc. *	135,986	8,476
Twitter, Inc. *	112,017	3,337
Verizon Communications, Inc.	590,757	32,568
ViacomCBS, Inc.	77,176	1,800
The Walt Disney Co.	257,870	28,755
Total		394,701

Consumer Discretionary (10.7%)
Advance Auto Parts, Inc.	9,865	1,405
Amazon.com, Inc. *	59,814	165,016
Aptiv PLC	38,287	2,983
AutoZone, Inc. *	3,333	3,760
Best Buy Co., Inc.	32,452	2,832
Booking Holdings, Inc. *	5,843	9,304
BorgWarner, Inc.	29,596	1,045
CarMax, Inc. *	23,234	2,081
Carnival Corp.	67,636	1,111
Chipotle Mexican Grill, Inc. *	3,663	3,855

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
D.R. Horton, Inc.	47,229	2,619
Darden Restaurants, Inc.	18,542	1,405
Dollar General Corp.	35,937	6,846
Dollar Tree, Inc. *	33,868	3,139
Domino’s Pizza, Inc.	5,585	2,063
eBay, Inc.	94,299	4,946
Expedia, Inc.	19,339	1,590
Ford Motor Co.	557,663	3,391
The Gap, Inc.	30,390	383
Garmin, Ltd.	20,725	2,021
General Motors Co.	179,789	4,549
Genuine Parts Co.	20,595	1,791
H&R Block, Inc.	27,478	392
Hanesbrands, Inc.	49,687	561
Hasbro, Inc.	18,191	1,363
Hilton Worldwide Holdings, Inc.	39,583	2,907
The Home Depot, Inc.	153,546	38,465
Kohl’s Corp.	22,520	468
L Brands, Inc.	33,319	499
Las Vegas Sands Corp.	47,975	2,185
Leggett & Platt, Inc.	18,888	664
Lennar Corp. - Class A	39,206	2,416
LKQ Corp. *	43,396	1,137
Lowe’s Companies, Inc.	107,787	14,564
Marriott International, Inc. - Class A	38,423	3,294
McDonald’s Corp.	106,153	19,582
MGM Resorts International	70,414	1,183
Mohawk Industries, Inc. *	8,493	864
Newell Brands, Inc.	54,493	865
NIKE, Inc. - Class B	177,030	17,358
Norwegian Cruise Line Holdings, Ltd. *	36,596	601
NVR, Inc. *	494	1,610
O’Reilly Automotive, Inc. *	10,597	4,468
PulteGroup, Inc.	35,985	1,225
PVH Corp.	10,128	487
Ralph Lauren Corp.	6,821	495
Ross Stores, Inc.	50,736	4,325
Royal Caribbean Cruises, Ltd.	24,512	1,233
Starbucks Corp.	166,763	12,272
Tapestry, Inc.	39,417	523
Target Corp.	71,384	8,561
Tiffany & Co.	15,592	1,901
The TJX Cos., Inc.	171,014	8,646
Tractor Supply Co.	16,508	2,176
Ulta Beauty, Inc. *	8,039	1,635
Under Armour, Inc. - Class A *	26,905	262

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Under Armour, Inc. - Class C *	28,055	248
VF Corp.	45,522	2,774
Whirlpool Corp.	8,875	1,150
Wynn Resorts, Ltd.	13,860	1,032
Yum! Brands, Inc.	42,970	3,734
Total		396,260

Consumer Staples (6.9%)
Altria Group, Inc.	265,308	10,413
Archer-Daniels-Midland Co.	79,305	3,164
Brown-Forman Corp. - Class B	26,036	1,657
Campbell Soup Co.	24,157	1,199
Church & Dwight Co., Inc.	35,105	2,714
The Clorox Co.	17,860	3,918
The Coca-Cola Co.	551,841	24,656
Colgate-Palmolive Co.	122,282	8,958
Conagra Brands, Inc.	69,537	2,446
Constellation Brands, Inc. - Class A	23,978	4,195
Costco Wholesale Corp.	63,034	19,113
Coty, Inc. - Class A	42,488	190
The Estee Lauder Cos., Inc. - Class A	32,088	6,054
General Mills, Inc.	86,535	5,335
The Hershey Co.	21,043	2,728
Hormel Foods Corp.	40,010	1,931
The J.M. Smucker Co.	16,281	1,723
Kellogg Co.	35,713	2,359
Kimberly-Clark Corp.	48,618	6,872
The Kraft Heinz Co.	88,961	2,837
The Kroger Co.	112,240	3,799
Lamb Weston Holdings, Inc.	20,849	1,333
McCormick & Co., Inc.	17,652	3,167
Molson Coors Brewing Co. - Class B	26,847	922
Mondelez International, Inc.	203,790	10,420
Monster Beverage Corp. *	53,372	3,700
PepsiCo, Inc.	198,085	26,199
Philip Morris International, Inc.	222,302	15,575
The Procter & Gamble Co.	353,433	42,260
Sysco Corp.	72,470	3,961
Tyson Foods, Inc. - Class A	42,017	2,509
Walgreens Boots Alliance, Inc.	105,198	4,459

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Walmart, Inc.	202,151	24,214
Total		254,980

Energy (2.8%)
Apache Corp.	53,882	727
Baker Hughes	93,515	1,439
Cabot Oil & Gas Corp.	56,903	978
Chevron Corp.	266,537	23,783
Concho Resources, Inc.	28,082	1,446
ConocoPhillips	153,104	6,433
Devon Energy Corp.	54,635	620
Diamondback Energy, Inc.	22,530	942
EOG Resources, Inc.	83,095	4,210
Exxon Mobil Corp.	603,637	26,995
Halliburton Co.	125,245	1,626
Hess Corp.	37,272	1,931
HollyFrontier Corp.	21,263	621
Kinder Morgan, Inc.	277,659	4,212
Marathon Oil Corp.	112,828	690
Marathon Petroleum Corp.	92,834	3,470
National Oilwell Varco, Inc.	55,424	679
Noble Energy, Inc.	68,486	614
Occidental Petroleum Corp.	128,490	2,351
ONEOK, Inc.	62,786	2,086
Phillips 66	62,342	4,482
Pioneer Natural Resources Co.	23,536	2,299
Schlumberger, Ltd.	198,129	3,644
TechnipFMC PLC	60,046	411
Valero Energy Corp.	58,205	3,424
The Williams Cos., Inc.	173,201	3,294
Total		103,407

Financials (10.0%)
AFLAC, Inc.	102,434	3,691
The Allstate Corp.	44,844	4,349
American Express Co.	94,235	8,971
American International Group, Inc.	122,961	3,834
Ameriprise Financial, Inc.	17,465	2,620
Aon PLC	32,991	6,354
Arthur J. Gallagher & Co.	27,071	2,639
Assurant, Inc.	8,516	880
Bank of America Corp.	1,114,709	26,474
The Bank of New York Mellon Corp.	115,033	4,446
Berkshire Hathaway, Inc. - Class B *	277,537	49,543
BlackRock, Inc.	22,023	11,983
Capital One Financial Corp.	65,002	4,069
CBOE Holdings, Inc.	15,664	1,461
The Charles Schwab Corp.	163,579	5,519

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
Chubb, Ltd.	64,437	8,159
Cincinnati Financial Corp.	21,541	1,379
Citigroup, Inc.	297,207	15,187
Citizens Financial Group, Inc.	60,906	1,537
CME Group, Inc.	51,193	8,321
Comerica, Inc.	19,849	756
Discover Financial Services	43,729	2,190
E*TRADE Financial Corp.	31,557	1,569
Everest Re Group, Ltd.	5,709	1,177
Fifth Third Bancorp	101,636	1,960
First Republic Bank	24,480	2,595
Franklin Resources, Inc.	39,599	830
Globe Life, Inc.	13,980	1,038
The Goldman Sachs Group, Inc.	44,185	8,732
The Hartford Financial Services Group, Inc.	51,120	1,971
Huntington Bancshares, Inc.	144,794	1,308
Intercontinental Exchange, Inc.	78,124	7,156
Invesco, Ltd.	53,721	578
JPMorgan Chase & Co.	435,005	40,917
KeyCorp	139,253	1,696
Lincoln National Corp.	27,585	1,015
Loews Corp.	34,553	1,185
M&T Bank Corp.	18,313	1,904
MarketAxess Holdings, Inc.	5,412	2,711
Marsh & McLennan Cos., Inc.	72,841	7,821
MetLife, Inc.	110,135	4,022
Moody’s Corp.	23,021	6,325
Morgan Stanley	170,960	8,257
MSCI, Inc.	12,137	4,052
Nasdaq, Inc.	16,396	1,959
Northern Trust Corp.	29,702	2,357
People’s United Financial, Inc.	60,625	701
PNC Financial Services Group, Inc.	60,569	6,372
Principal Financial Group, Inc.	36,362	1,511
The Progressive Corp.	83,559	6,694
Prudential Financial, Inc.	56,392	3,434
Raymond James Financial, Inc.	17,411	1,198
Regions Financial Corp.	136,625	1,519
S&P Global, Inc.	34,392	11,332
State Street Corp.	50,247	3,193
SVB Financial Group *	7,354	1,585
Synchrony Financial	76,666	1,699
T. Rowe Price Group, Inc.	32,486	4,012

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
The Travelers Cos., Inc.	36,096	4,117
Truist Financial Corp.	192,370	7,224
U.S. Bancorp	195,690	7,205
Unum Group	29,042	482
W.R. Berkley Corp.	20,157	1,155
Wells Fargo & Co.	532,652	13,636
Willis Towers Watson PLC	18,379	3,620
Zions Bancorporation	23,394	795
Total		368,981

Health Care (14.4%)
Abbott Laboratories	252,527	23,089
AbbVie, Inc.	251,599	24,702
ABIOMED, Inc. *	6,418	1,550
Agilent Technologies, Inc.	44,082	3,896
Alexion Pharmaceuticals, Inc. *	31,526	3,539
Align Technology, Inc. *	10,233	2,808
AmerisourceBergen Corp.	21,198	2,136
Amgen, Inc.	83,981	19,808
Anthem, Inc.	35,993	9,465
Baxter International, Inc.	72,644	6,255
Becton Dickinson and Co.	42,098	10,073
Biogen, Inc. *	23,297	6,233
Bio-Rad Laboratories, Inc. - Class A *	3,051	1,378
Boston Scientific Corp. *	203,966	7,161
Bristol-Myers Squibb Co.	323,031	18,994
Cardinal Health, Inc.	41,685	2,176
Centene Corp. *	82,679	5,254
Cerner Corp.	43,450	2,979
Cigna Corp.	52,677	9,885
The Cooper Cos., Inc.	7,014	1,989
CVS Health Corp.	186,606	12,124
Danaher Corp.	89,834	15,885
DaVita, Inc. *	12,172	963
Dentsply Sirona, Inc.	31,277	1,378
Dexcom, Inc. *	13,177	5,342
Edwards Lifesciences Corp. *	88,466	6,114
Eli Lilly & Co.	120,235	19,740
Gilead Sciences, Inc.	179,026	13,774
HCA Healthcare, Inc.	37,596	3,649
Henry Schein, Inc. *	20,380	1,190
Hologic, Inc. *	36,863	2,101
Humana, Inc.	18,874	7,318
IDEXX Laboratories, Inc. *	12,125	4,003
Illumina, Inc. *	20,986	7,772
Incyte Corp. *	25,757	2,678
Intuitive Surgical, Inc. *	16,649	9,487
IQVIA Holdings, Inc. *	25,354	3,597

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Johnson & Johnson	376,125	52,894
Laboratory Corp. of America Holdings *	13,877	2,305
McKesson Corp.	23,107	3,545
Medtronic PLC	191,457	17,557
Merck & Co., Inc.	360,351	27,866
Mettler-Toledo International, Inc. *	3,413	2,749
Mylan NV *	73,802	1,187
PerkinElmer, Inc.	15,902	1,560
Perrigo Co. PLC	19,461	1,076
Pfizer, Inc.	793,030	25,932
Quest Diagnostics, Inc.	19,092	2,176
Regeneron Pharmaceuticals, Inc. *	14,400	8,981
ResMed, Inc.	20,653	3,965
STERIS PLC	12,128	1,861
Stryker Corp.	46,020	8,292
Teleflex, Inc.	6,628	2,412
Thermo Fisher Scientific, Inc.	56,385	20,431
UnitedHealth Group, Inc.	135,395	39,935
Universal Health Services, Inc. - Class B	11,088	1,030
Varian Medical Systems, Inc. *	12,965	1,589
Vertex Pharmaceuticals, Inc. *	37,015	10,746
Waters Corp. *	8,838	1,594
West Pharmaceutical Services, Inc.	10,508	2,387
Zimmer Biomet Holdings, Inc.	29,524	3,524
Zoetis, Inc.	67,804	9,292
Total		535,371

Industrials (7.9%)
3M Co.	82,117	12,809
A.O. Smith Corp.	19,287	909
Alaska Air Group, Inc.	17,501	635
Allegion PLC	13,166	1,346
American Airlines Group, Inc.	70,960	927
AMETEK, Inc.	32,755	2,927
The Boeing Co.	76,537	14,029
C.H. Robinson Worldwide, Inc.	19,217	1,519
Carrier Global Corp.	116,237	2,583
Caterpillar, Inc.	77,269	9,775
Cintas Corp.	12,032	3,205
Copart, Inc. *	29,496	2,456
CSX Corp.	109,281	7,621
Cummins, Inc.	21,062	3,649
Deere & Co.	44,665	7,019
Delta Air Lines, Inc.	81,042	2,273
Dover Corp.	20,551	1,984
Eaton Corp. PLC	57,106	4,996

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Emerson Electric Co.	85,298	5,291
Equifax, Inc.	17,329	2,978
Expeditors International of Washington, Inc.	23,760	1,807
Fastenal Co.	81,778	3,503
FedEx Corp.	34,313	4,811
Flowserve Corp.	18,578	530
Fortive Corp.	42,320	2,863
Fortune Brands Home & Security, Inc.	19,945	1,275
General Dynamics Corp.	33,173	4,958
General Electric Co.	1,248,768	8,529
Honeywell International, Inc.	100,199	14,488
Howmet Aerospace, Inc.	54,788	868
Huntington Ingalls Industries, Inc.	5,778	1,008
IDEX Corp.	10,763	1,701
IHS Markit, Ltd.	56,951	4,300
Illinois Tool Works, Inc.	41,044	7,177
Ingersoll-Rand, Inc. *	49,364	1,388
J.B. Hunt Transport Services, Inc.	12,045	1,449
Jacobs Engineering Group, Inc.	18,574	1,575
Johnson Controls International PLC	106,197	3,626
Kansas City Southern	13,565	2,025
L3Harris Technologies, Inc.	30,818	5,229
Lockheed Martin Corp.	35,232	12,857
Masco Corp.	37,654	1,891
Nielsen Holdings PLC	50,893	756
Norfolk Southern Corp.	36,573	6,421
Northrop Grumman Corp.	22,133	6,805
Old Dominion Freight Line, Inc.	13,471	2,285
Otis Worldwide Corp.	58,118	3,305
PACCAR, Inc.	49,357	3,694
Parker Hannifin Corp.	18,326	3,359
Pentair PLC	23,660	899
Quanta Services, Inc.	19,651	771
Raytheon Co.	209,975	12,939
Republic Services, Inc.	29,993	2,461
Robert Half International, Inc.	16,361	864
Rockwell Automation, Inc.	16,535	3,522
Rollins, Inc.	20,121	853
Roper Technologies, Inc.	14,904	5,787
Snap-on, Inc.	7,760	1,075
Southwest Airlines Co.	76,570	2,617
Stanley Black & Decker, Inc.	22,004	3,067
Teledyne Technologies, Inc. *	5,234	1,628
Textron, Inc.	32,500	1,070

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Trane Technologies PLC	34,150	3,039
TransDigm Group, Inc.	7,179	3,173
Union Pacific Corp.	96,875	16,379
United Continental Holdings, Inc. *	36,073	1,248
United Parcel Service, Inc. - Class B	100,523	11,176
United Rentals, Inc. *	10,286	1,533
Verisk Analytics, Inc.	23,165	3,943
W.W. Grainger, Inc.	6,183	1,942
Wabtec Corp.	25,808	1,486
Waste Management, Inc.	55,430	5,871
Xylem, Inc.	25,685	1,668
Total		292,425

Information Technology (27.1%)
Accenture PLC - Class A	90,945	19,528
Adobe Systems, Inc. *	68,784	29,942
Advanced Micro Devices, Inc. *	167,204	8,797
Akamai Technologies, Inc. *	23,167	2,481
Amphenol Corp. - Class A	42,243	4,047
Analog Devices, Inc.	52,598	6,451
ANSYS, Inc. *	12,265	3,578
Apple, Inc.	581,660	212,190
Applied Materials, Inc.	130,841	7,909
Arista Networks, Inc. *	7,674	1,612
Autodesk, Inc. *	31,293	7,485
Automatic Data Processing, Inc.	61,356	9,135
Broadcom, Inc.	57,076	18,014
Broadridge Financial Solutions, Inc.	16,392	2,069
Cadence Design Systems, Inc. *	39,858	3,825
CDW Corp.	20,318	2,361
Cisco Systems, Inc.	605,445	28,238
Citrix Systems, Inc.	16,567	2,450
Cognizant Technology Solutions Corp. - Class A	77,176	4,385
Corning, Inc.	108,358	2,806
DXC Technology Co.	36,227	598
F5 Networks, Inc. *	8,694	1,213
Fidelity National Information Services, Inc.	88,204	11,827
Fiserv, Inc. *	80,286	7,838
FleetCor Technologies, Inc. *	11,964	3,009
FLIR Systems, Inc.	18,680	758
Fortinet, Inc. *	19,154	2,629
Gartner, Inc. *	12,731	1,545
Global Payments, Inc.	42,702	7,243
Hewlett Packard Enterprise Co.	183,417	1,785

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
HP, Inc.	204,146	3,558
Intel Corp.	604,463	36,165
International Business Machines Corp.	126,759	15,309
Intuit, Inc.	37,229	11,027
IPG Photonics Corp. *	5,072	814
Jack Henry & Associates, Inc.	10,938	2,013
Juniper Networks, Inc.	47,306	1,081
Keysight Technologies, Inc. *	26,702	2,691
KLA-Tencor Corp.	22,136	4,305
Lam Research Corp.	20,724	6,703
Leidos Holdings, Inc.	19,062	1,786
Mastercard, Inc. - Class A	126,176	37,310
Maxim Integrated Products, Inc.	38,065	2,307
Microchip Technology, Inc.	35,025	3,688
Micron Technology, Inc. *	158,780	8,180
Microsoft Corp.	1,082,643	220,329
Motorola Solutions, Inc.	24,279	3,402
NetApp, Inc.	31,576	1,401
NortonLifeLock, Inc.	77,365	1,534
NVIDIA Corp.	87,819	33,363
Oracle Corp.	297,144	16,423
Paychex, Inc.	45,578	3,453
Paycom Software, Inc. *	6,888	2,133
PayPal Holdings, Inc. *	167,628	29,206
Qorvo, Inc. *	16,380	1,810
QUALCOMM, Inc.	160,599	14,648
salesforce.com, Inc. *	128,630	24,096
Seagate Technology PLC	32,240	1,561
ServiceNow, Inc. *	27,226	11,028
Skyworks Solutions, Inc.	23,818	3,045
Synopsys, Inc. *	21,527	4,198
TE Connectivity, Ltd.	47,090	3,840
Texas Instruments, Inc.	131,025	16,636
Tyler Technologies, Inc. *	5,677	1,969
VeriSign, Inc. *	14,515	3,002
Visa, Inc. - Class A	240,859	46,527
Western Digital Corp.	42,786	1,889
Western Union Co.	58,662	1,268
Xerox Holdings Corp.	26,144	400
Xilinx, Inc.	34,715	3,416
Zebra Technologies Corp. - Class A *	7,580	1,940
Total		1,005,202

Materials (2.5%)
Air Products and Chemicals, Inc.	31,530	7,613
Albemarle Corp.	15,178	1,172
Amcor PLC	224,772	2,295

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Materials continued
Avery Dennison Corp.	11,892	1,357
Ball Corp.	46,541	3,234
Celanese Corp. - Class A	16,879	1,457
CF Industries Holdings, Inc.	30,522	859
Corteva, Inc.	106,840	2,862
Dow, Inc.	105,750	4,310
DuPont de Nemours, Inc.	104,760	5,566
Eastman Chemical Co.	19,401	1,351
Ecolab, Inc.	35,305	7,024
FMC Corp.	18,481	1,841
Freeport-McMoRan, Inc.	207,290	2,398
International Flavors & Fragrances, Inc.	15,254	1,868
International Paper Co.	56,112	1,976
Linde PLC	74,977	15,903
LyondellBasell Industries NV - Class A	36,684	2,411
Martin Marietta Materials, Inc.	8,886	1,836
The Mosaic Co.	49,783	623
Newmont Mining Corp.	114,580	7,074
Nucor Corp.	42,991	1,780
Packaging Corp. of America	13,540	1,351
PPG Industries, Inc.	33,681	3,572
Sealed Air Corp.	22,223	730
The Sherwin-Williams Co.	11,537	6,667
Vulcan Materials Co.	18,907	2,191
WestRock Co.	37,012	1,046
Total		92,367

Real Estate (2.8%)
Alexandria Real Estate Equities, Inc.	18,016	2,923
American Tower Corp.	63,288	16,362
Apartment Investment & Management Co. - Class A	21,252	800
AvalonBay Communities, Inc.	20,091	3,107
Boston Properties, Inc.	20,629	1,864
CBRE Group, Inc. *	47,850	2,164
Crown Castle International Corp.	59,497	9,957
Digital Realty Trust, Inc.	38,305	5,444
Duke Realty Corp.	52,592	1,861
Equinix, Inc.	12,637	8,875
Equity Residential	49,939	2,937
Essex Property Trust, Inc.	9,339	2,140
Extra Space Storage, Inc.	18,429	1,702
Federal Realty Investment Trust	10,042	856

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Healthpeak Properties, Inc.	76,845	2,118
Host Hotels & Resorts, Inc.	100,641	1,086
Iron Mountain, Inc.	41,100	1,073
Kimco Realty Corp.	61,748	793
Mid-America Apartment Communities, Inc.	16,325	1,872
Prologis, Inc.	105,443	9,841
Public Storage	21,461	4,118
Realty Income Corp.	49,027	2,917
Regency Centers Corp.	24,217	1,111
SBA Communications Corp.	15,936	4,748
Simon Property Group, Inc.	43,650	2,985
SL Green Realty Corp.	10,927	539
UDR, Inc.	42,099	1,574
Ventas, Inc.	53,262	1,950
Vornado Realty Trust	22,645	865
Welltower, Inc.	59,601	3,084
Weyerhaeuser Co.	106,531	2,393
Total		104,059

Utilities (3.0%)
The AES Corp.	94,925	1,375
Alliant Energy Corp.	35,620	1,704
Ameren Corp.	35,247	2,480
American Electric Power Co., Inc.	70,751	5,635
American Water Works Co., Inc.	25,844	3,325
Atmos Energy Corp.	17,462	1,739
CenterPoint Energy, Inc.	77,763	1,452
CMS Energy Corp.	40,862	2,387
Consolidated Edison, Inc.	47,698	3,431
Dominion Resources, Inc.	119,815	9,727
DTE Energy Co.	27,498	2,956
Duke Energy Corp.	104,911	8,381
Edison International	53,956	2,930
Entergy Corp.	28,576	2,681
Evergy, Inc.	32,370	1,919
Eversource Energy	48,032	4,000
Exelon Corp.	139,111	5,048
FirstEnergy Corp.	77,343	2,999
NextEra Energy, Inc.	69,876	16,782
NiSource, Inc.	54,649	1,243
NRG Energy, Inc.	34,846	1,135
Pinnacle West Capital Corp.	16,060	1,177
PPL Corp.	109,752	2,836
Public Service Enterprise Group, Inc.	72,185	3,549
Sempra Energy	41,763	4,896
The Southern Co.	150,753	7,816
WEC Energy Group, Inc.	45,033	3,947

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Xcel Energy, Inc.	74,955	4,685
Total		112,235

Total Common Stocks (Cost: $1,605,704)		3,659,988

Investment Companies (0.6%)
Investment Companies (0.6%)
iShares Core S&P 500 ETF	76,720	23,802
Total		23,802

Total Investment Companies (Cost: $23,932)		23,802

Short-Term Investments (0.4%)
Commercial Paper (0.2%)
Exxon Mobil Corp.
0.000%, 7/6/20	1,500,000	1,500
0.000%, 7/9/20	1,000,000	1,000
0.000%, 7/29/20	1,000,000	1,000
0.000%, 10/6/20	1,500,000	1,499
The Walt Disney Co. 0.000%, 7/22/20 144A	3,000,000	3,000
Total		7,999

Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120% #	2,124,061	2,124
Total		2,124

US Government & Agencies (0.1%)
Federal Home Loan Bank
0.000%, 7/20/20 ß	2,000,000	2,000
0.000%, 9/16/20 ß	1,000,000	1,000
Total		3,000

Total Short-Term Investments (Cost: $13,119)		13,123

Total Investments (99.8%) (Cost: $1,642,755)@		3,696,913

Other Assets, Less Liabilities (0.2%)		5,581

Net Assets (100.0%)		3,702,494

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P 500 Futures	Long	USD	5	108	9/20	$16,687	$(151)	$230
							$(151)	$230

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$230	$230	$–	$–	$–	$–

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the value of these securities (in thousands) was $3,000 representing 0.1% of the net assets.

#	7-Day yield as of 6/30/2020.
ß

Cash or securities with an aggregate value of $3,000 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2020.

@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,642,755 and the net unrealized appreciation of investments based on that cost was $2,054,007 which is comprised of $2,187,585 aggregate gross unrealized appreciation and $133,578 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$3,659,988	$—	$—
Investment Companies	23,802	—	—
Short-Term Investments
Money Market Funds	2,124	—	—
All Others	—	10,999	—
Total Assets:	$3,685,914	$10,999	$—
Liabilities:
Other Financial Instruments^
Futures	(151)	—	—
Total Liabilities:	$(151)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio (unaudited)

Sector Allocation 6/30/20
Sector	% of Net Assets

Health Care	19.5%

Financials	19.3%

Consumer Staples	13.0%

Industrials	12.7%

Information Technology	10.5%

Utilities	5.4%

Communication Services	5.0%

Energy	4.8%

Short-Term Investments & Other Net Assets	2.8%

Investment Companies	2.6%

Consumer Discretionary	2.0%

Materials	1.8%

Real Estate	0.6%
Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may invest in a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (94.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (5.0%)
Verizon Communications, Inc.	108,620	5,988
The Walt Disney Co.	23,780	2,652
Total		8,640

Consumer Discretionary (2.0%)
Advance Auto Parts, Inc.	10,630	1,514
Honda Motor Co., Ltd., ADR	50,250	1,284
PulteGroup, Inc.	22,710	773
Total		3,571

Consumer Staples (13.0%)
Colgate-Palmolive Co.	36,050	2,641
Kimberly-Clark Corp.	29,690	4,197
Koninklijke Ahold Delhaize NV	56,420	1,536
Mondelez International, Inc.	56,800	2,904
PepsiCo, Inc.	16,870	2,231
The Procter & Gamble Co.	17,120	2,047
Unilever NV	77,640	4,136
Walmart, Inc.	24,860	2,978
Total		22,670

Energy (4.8%)
Chevron Corp.	37,100	3,311
ConocoPhillips	44,700	1,878
Total SA, ADR	82,890	3,188
Total		8,377

Financials (19.3%)
AFLAC, Inc.	76,860	2,769
Ameriprise Financial, Inc.	9,440	1,416
Bank of America Corp.	34,910	829
The Bank of New York Mellon Corp.	141,310	5,462
Berkshire Hathaway, Inc. - Class B *	40,650	7,257
BlackRock, Inc.	2,790	1,518
Chubb, Ltd.	35,190	4,456
JPMorgan Chase & Co.	37,680	3,544
PNC Financial Services Group, Inc.	15,090	1,588
Truist Financial Corp.	63,260	2,375
U.S. Bancorp	44,030	1,621
Wells Fargo & Co.	33,870	867
Total		33,702

Health Care (19.5%)
Cerner Corp.	36,990	2,536
Hologic, Inc. *	31,980	1,823
Johnson & Johnson	60,270	8,476
McKesson Corp.	9,820	1,507

Common Stocks (94.6%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Medtronic PLC	73,490	6,739
Merck & Co., Inc.	27,640	2,137
Pfizer, Inc.	183,470	5,999
Quest Diagnostics, Inc.	13,150	1,499
Zimmer Biomet Holdings, Inc.	27,650	3,300
Total		34,016

Industrials (12.7%)
ABB, Ltd.	68,940	1,550
Cummins, Inc.	7,940	1,376
Emerson Electric Co.	66,180	4,105
General Dynamics Corp.	8,740	1,306
Johnson Controls International PLC	79,180	2,703
Norfolk Southern Corp.	13,120	2,304
Raytheon Co.	29,770	1,834
Republic Services, Inc.	16,210	1,330
Siemens AG	26,270	3,086
United Parcel Service, Inc. - Class B	23,460	2,608
Total		22,202

Information Technology (10.5%)
Applied Materials, Inc.	21,110	1,276
Cisco Systems, Inc.	114,960	5,362
Intel Corp.	41,800	2,501
Maxim Integrated Products, Inc.	40,380	2,447
Oracle Corp.	40,760	2,253
TE Connectivity, Ltd.	22,570	1,841
Texas Instruments, Inc.	21,190	2,690
Total		18,370

Materials (1.8%)
Martin Marietta Materials, Inc.	8,310	1,717
Mondi PLC *	80,780	1,509
Total		3,226

Real Estate (0.6%)
Weyerhaeuser Co.	43,260	972
Total		972

Utilities (5.4%)
Eversource Energy	41,340	3,442
Pinnacle West Capital Corp.	41,300	3,027
Xcel Energy, Inc.	45,880	2,868
Total		9,337

Total Common Stocks (Cost: $167,148)		165,083

Investment Companies (2.6%)	Shares/ Par +	Value $ (000’s)
Investment Companies (2.6%)
iShares Russell 1000 Value Index Fund	39,880	4,491
Total		4,491

Total Investment Companies (Cost: $4,755)		4,491

Short-Term Investments (2.0%)
Money Market Funds (2.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120% #	3,559,971	3,560
Total		3,560

Total Short-Term Investments (Cost: $3,560)		3,560

Total Investments (99.2%) (Cost: $175,463)@		173,134

Other Assets, Less Liabilities (0.8%)		1,351

Net Assets (100.0%)		174,485

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	CHF	1,231	1,302	9/30/20	$	—p		$—	$	—p
Sell	Morgan Stanley Capital Services, Inc.	EUR	9,248	10,411	9/30/20		25		—		25
Buy	Morgan Stanley Capital Services, Inc.	GBP	34	42	9/30/20		—p		—		—p
Sell	Morgan Stanley Capital Services, Inc.	GBP	1,077	1,336	9/30/20		8		—p		8
Buy	Morgan Stanley Capital Services, Inc.	JPY	3,516	33	9/30/20		—		—p		—p
Sell	Morgan Stanley Capital Services, Inc.	JPY	119,491	1,108	9/30/20		12		—		12
							$45	$	—p		$45

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$45	—	$45	—	—	—	—

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $175,463 and the net unrealized depreciation of investments based on that cost was $2,284 which is comprised of $7,821 aggregate gross unrealized appreciation and $10,105 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples	$21,134		$1,536	$—
Industrials	17,566		4,636	—
Materials	1,717		1,509	—
All Others	116,985		—	—
Investment Companies	4,491		—	—
Short-Term Investments	3,560		—	—
Other Financial Instruments^
Forward Currency Contracts	—		45	—
Total Assets:	$165,453		$7,726	$—
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—		—p	—
Total Liabilities:	$—	$	—p	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio (unaudited)

  Sector Allocation 6/30/20

Sector	% of Net Assets

Health Care	20.6%

Information Technology	15.5%

Financials	14.7%

Communication Services	11.3%

Consumer Staples	8.9%

Industrials	8.6%

Consumer Discretionary	7.3%

Materials	3.5%

Energy	3.2%

Utilities	2.6%

Real Estate	2.5%

Short-Term Investments & Other Net Assets	1.3%

  Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (11.3%)
AT&T, Inc.	706,600	21,360
Comcast Corp. - Class A	590,511	23,018
Verizon Communications, Inc.	399,800	22,041
The Walt Disney Co.	207,136	23,098
Total		89,517

Consumer Discretionary (7.3%)
Dollar Tree, Inc. *	299,600	27,767
Lowe’s Companies, Inc.	221,400	29,916
Total		57,683

Consumer Staples (8.9%)
Archer-Daniels-Midland Co.	576,600	23,006
Conagra Brands, Inc.	720,733	25,348
Mondelez International, Inc.	438,500	22,421
Total		70,775

Energy (3.2%)
ConocoPhillips	609,600	25,615
Total		25,615

Financials (14.7%)
The Allstate Corp.	224,200	21,745
American International Group, Inc.	787,500	24,554
The Bank of New York Mellon Corp.	598,100	23,117

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
Marsh & McLennan Cos., Inc.	235,600	25,296
Truist Financial Corp.	587,600	22,065
Total		116,777

Health Care (20.6%)
Abbott Laboratories	272,600	24,924
Cardinal Health, Inc.	461,500	24,086
Cigna Corp.	120,903	22,687
CVS Health Corp.	385,700	25,059
Johnson & Johnson	168,400	23,682
Merck & Co., Inc.	287,400	22,225
Pfizer, Inc.	637,200	20,836
Total		163,499

Industrials (8.6%)
Caterpillar, Inc.	196,639	24,875
Northrop Grumman
Corp.	66,000	20,291
Raytheon Co.	370,979	22,860
Total		68,026

Information Technology (15.5%)
Broadcom, Inc.	86,600	27,332
Cisco Systems, Inc.	561,800	26,202
Cognizant Technology
Solutions Corp. - Class A	411,218	23,365
Intel Corp.	363,900	21,772
Oracle Corp.	442,800	24,474
Total		123,145

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Materials (3.5%)
DuPont de Nemours, Inc.	514,784	27,351
Total		27,351

Real Estate (2.5%)
Equity Residential	335,495	19,734
Total		19,734

Utilities (2.6%)
Edison International	381,300	20,708
Total		20,708

Total Common Stocks (Cost: $627,476)		782,830

Short-Term Investments (1.2%)
Money Market Funds (1.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120% #	9,619,104	9,619
Total		9,619

Total Short-Term Investments (Cost: $9,619)		9,619

Total Investments (99.9%) (Cost: $637,095)@		792,449

Other Assets, Less Liabilities (0.1%)		523

Net Assets (100.0%)		792,972

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $637,095 and the net unrealized appreciation of investments based on that cost was $155,354 which is comprised of $176,525 aggregate gross unrealized appreciation and $21,171 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$782,830	$—	$—
Short-Term Investments	9,619	—	—
Total Assets:	$792,449	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio (unaudited)

  Sector Allocation 6/30/20

Sector	% of Net Assets

Financials	19.6%

Health Care	14.7%

Industrials	11.0%

Utilities	9.2%

Information Technology	9.0%

Energy	8.4%

Consumer Staples	8.1%

Communication Services	5.4%

Materials	5.2%

Real Estate	4.1%

Consumer Discretionary	2.8%

Short-Term Investments & Other Net Assets	2.5%

  Sector Allocation is subject to change.

The Portfolio invests with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued. The Portfolio may underperform similar funds that invest without an emphasis on dividend-paying stocks. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Equity Income Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (95.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (5.4%)
AT&T, Inc.	46,262	1,398
Comcast Corp. - Class A	268,685	10,473
Fox Corp. - Class B	270,001	7,247
News Corp. - Class A	541,645	6,424
Verizon Communications, Inc.	85,708	4,725
The Walt Disney Co.	44,836	5,000
Total		35,267

Consumer Discretionary (2.8%)
General Motors Co.	43,700	1,106
Kohl’s Corp.	128,359	2,666
Las Vegas Sands Corp.	128,315	5,843
Mattel, Inc. *	319,803	3,092
McDonald’s Corp.	8,200	1,513
MGM Resorts International	47,600	800
Royal Caribbean Cruises, Ltd.	10,400	523
Volkswagen Group of America Finance LLC *	175,586	2,676
Total		18,219

Consumer Staples (8.1%)
Altria Group, Inc.	20,000	785
Bunge, Ltd.	43,700	1,797
Conagra Brands, Inc.	301,358	10,599
Kimberly-Clark Corp.	80,900	11,435
Mondelez International, Inc.	14,300	731
Philip Morris International, Inc.	168,989	11,839
Tyson Foods, Inc. - Class A	199,993	11,942
Walmart, Inc.	33,000	3,953
Total		53,081

Energy (8.4%)
Chevron Corp.	20,100	1,794
Enbridge, Inc.	197,260	6,001
EOG Resources, Inc.	39,800	2,016
Exxon Mobil Corp.	144,300	6,453
Halliburton Co.	273,800	3,554
Hess Corp.	22,600	1,171
Occidental Petroleum Corp.	138,900	2,542
Pioneer Natural
Resources Co.	21,000	2,052
Targa Resources Corp.	211,126	4,237
TC Energy Corp.	230,059	9,860
Total SA, ADR	389,899	14,995
Total		54,675

Common Stocks (95.3%)	Shares/ Par +	Value $ (000’s)
Financials (19.4%)
American International Group, Inc.	379,960	11,847
Bank of America Corp.	69,323	1,646
Chubb, Ltd.	115,800	14,663
Equitable Holdings, Inc.	234,126	4,516
Fifth Third Bancorp	482,187	9,296
Franklin Resources, Inc.	122,928	2,578
JPMorgan Chase & Co.	92,546	8,705
Loews Corp.	231,761	7,947
Marsh & McLennan Cos., Inc.	18,347	1,970
MetLife, Inc.	318,500	11,632
Morgan Stanley	290,891	14,050
Northern Trust Corp.	14,000	1,111
PNC Financial Services Group, Inc.	38,900	4,093
Raymond James Financial, Inc.	56,900	3,916
State Street Corp.	143,000	9,088
Wells Fargo & Co.	683,973	17,510
Willis Towers Watson PLC	9,616	1,894
Total		126,462

Health Care (14.2%)
AbbVie, Inc.	130,800	12,842
Anthem, Inc.	37,949	9,980
Becton Dickinson and Co.	36,626	8,764
Bristol-Myers Squibb Co.	22,700	1,335
CVS Health Corp.	176,738	11,483
Gilead Sciences, Inc.	92,700	7,132
GlaxoSmithKline PLC	148,184	3,002
GlaxoSmithKline PLC, ADR	35,800	1,460
Johnson & Johnson	82,846	11,651
Medtronic PLC	102,145	9,367
Merck & Co., Inc.	31,800	2,459
Pfizer, Inc.	299,026	9,778
Zimmer Biomet Holdings, Inc.	26,100	3,115
Total		92,368

Industrials (11.0%)
Alaska Air Group, Inc.	52,355	1,898
The Boeing Co.	53,200	9,752
Emerson Electric Co.	67,400	4,181
Flowserve Corp. ß	14,981	427
General Electric Co.	1,845,600	12,606
Johnson Controls International PLC	95,898	3,274
L3Harris Technologies, Inc.	50,752	8,611
Nielsen Holdings PLC	306,456	4,554
nVent Electric PLC	43,800	820

Common Stocks (95.3%)	Shares/ Par +	Value $ (000’s)
Industrials continued
PACCAR, Inc.	45,800	3,428
Snap-on, Inc.	26,300	3,643
Stericycle, Inc. *	92,199	5,161
United Parcel Service, Inc. - Class B	120,300	13,375
Total		71,730

Information Technology (9.0%)
Applied Materials, Inc.	119,417	7,219
Cisco Systems, Inc.	216,500	10,097
Corning, Inc.	52,500	1,360
Microsoft Corp.	48,222	9,814
NXP Semiconductors NV	16,386	1,869
QUALCOMM, Inc.	210,681	19,216
TE Connectivity, Ltd.	14,600	1,191
Texas Instruments, Inc.	56,000	7,110
Western Digital Corp.	17,000	750
Total		58,626

Materials (5.2%)
Akzo Nobel NV, ADR	43,977	1,314
CF Industries Holdings, Inc.	294,384	8,284
DuPont de Nemours, Inc.	259,334	13,778
International Paper Co.	254,237	8,952
PPG Industries, Inc.	13,900	1,474
Total		33,802

Real Estate (4.1%)
Equity Residential	133,000	7,823
Rayonier, Inc.	208,406	5,166
SL Green Realty Corp.	83,744	4,128
Weyerhaeuser Co.	428,744	9,630
Total		26,747

Utilities (7.7%)
Ameren Corp.	24,800	1,745
CenterPoint Energy, Inc.	125,700	2,347
Edison International	129,912	7,056
NextEra Energy, Inc.	21,822	5,241
NiSource, Inc.	534,891	12,163
Sempra Energy	39,907	4,678
The Southern Co.	331,192	17,172
Total		50,402

Total Common Stocks (Cost: $628,192)		621,379

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

Preferred Stocks (1.2%)	Shares/ Par +	Value $ (000’s)
Health Care (0.5%)
Becton Dickinson and Co., %, *	59,093	3,144
Total		3,144

Utilities (0.7%)
NextEra Energy, Inc., 5.279%, 3/1/23	49,295	2,092
The Southern Co., 6.750%, 8/1/22	66,083	2,912
Total		5,004

Total Preferred Stocks (Cost: $8,653)		8,148

Convertible Corporate Bonds (0.2%)
Financials (0.2%)
AXA SA, 7.250%, 5/15/21 144A	1,561,000	1,425
Total		1,425

Total Convertible Corporate Bonds (Cost: $1,561)		1,425

Convertible Preferred Stocks (0.8%)
Utilities (0.8%)
Sempra Energy, 6.000%, 1/15/21	38,737	3,786
Sempra Energy, 6.750%, 7/15/21	11,807	1,160
Total		4,946

Total Convertible Preferred Stocks (Cost: $5,056)		4,946

Short-Term Investments (2.6%)
Money Market Funds (2.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120% #	17,216,755	17,217
Total		17,217

Total Short-Term Investments (Cost: $17,217)		17,217

Total Investments (100.1%) (Cost: $660,679)@		653,115

Other Assets, Less Liabilities (-0.1%)		(958)

Net Assets (100.0%)		652,157

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P 500 Futures	Long	USD	2	34	9/20	$5,253	$119	$72
							$119	$72

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$72	$72	$–	$–	$–	$–

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
ß

Cash or securities with an aggregate value of $427 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2020.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the value of these securities (in thousands) was $1,425 representing 0.2% of the net assets.

#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $660,679 and the net unrealized depreciation of investments based on that cost was $7,444 which is comprised of $78,118 aggregate gross unrealized appreciation and $85,562 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$8,148	$—	$—
Common Stocks
Health Care	89,366	3,002	—
All Others	529,011	—	—
Convertible Corporate Bonds	—	1,425	—
Convertible Preferred Stocks	4,946	—	—
Other Financial Instruments^
Futures	119	—	—
Total Assets:	$631,590	$4,427	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio (unaudited)

  Sector Allocation 6/30/20

Sector	% of Net Assets

Information Technology	28.7%

Health Care	19.6%

Industrials	16.0%

Consumer Discretionary	11.7%

Financials	10.5%

Communication Services	3.2%

Real Estate	3.0%

Materials	2.9%

Utilities	2.0%

Consumer Staples	1.7%

Energy	0.5%

Short-Term Investments & Other Net Assets	0.2%

  Sector Allocation is subject to change.

Investing in medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.2%)
Cable One, Inc.	8,293	14,719
CarGurus, Inc. *	266,747	6,762
Roku, Inc. *	91,144	10,621
Zynex, Inc. *	248,449	2,370
Total		34,472

Consumer Discretionary (11.7%)
CarMax, Inc. *	114,877	10,287
Carter’s, Inc.	126,846	10,237
Choice Hotels International, Inc.	181,666	14,333
Etsy, Inc. *	184,847	19,636
Hyatt Hotels Corp. - Class A	79,977	4,022
NVR, Inc. *	5,022	16,365
PVH Corp.	251,790	12,099
Service Corp. International	209,138	8,133
Under Armour, Inc. - Class C *	467,592	4,134
Wayfair, Inc. - Class A *	49,793	9,840
YETI Holdings, Inc. *	368,019	15,725
Total		124,811

Consumer Staples (1.7%)
Lamb Weston Holdings, Inc.	116,653	7,457
Performance Food Group Co. *	361,898	10,546
Total		18,003

Energy (0.5%)
Cabot Oil & Gas Corp.	283,174	4,865
Total		4,865

Financials (10.5%)
Alleghany Corp.	11,043	5,402
Credit Acceptance Corp. *	32,274	13,523
Cullen / Frost Bankers, Inc.	115,088	8,598
Erie Indemnity Co.	28,254	5,422
FactSet Research Systems, Inc.	8,843	2,905
First Citizens BancShares, Inc. - Class A	18,263	7,397
First Republic Bank	118,001	12,507
FNF Group	186,644	5,723
Hamilton Lane, Inc.	14,475	975
M&T Bank Corp.	66,854	6,951
Markel Corp. *	15,840	14,623
Prosperity Bancshares, Inc.	159,049	9,444
South State Corp.	107,372	5,117
W.R. Berkley Corp.	108,840	6,235

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
White Mountains Insurance Group, Ltd.	8,733	7,755
Total		112,577

Health Care (19.6%)
Amedisys, Inc. *	21,302	4,229
Apellis Pharmaceuticals, Inc. *	209,269	6,835
Bio-Techne Corp.	40,667	10,739
ChemoCentryx, Inc. *	172,122	9,904
Encompass Health Corp.	224,784	13,921
Hill-Rom Holdings, Inc.	163,393	17,937
Integra LifeSciences Holdings Corp. *	244,877	11,507
Ionis Pharmaceuticals, Inc. *	90,803	5,354
LHC Group, Inc. *	6,400	1,116
Masimo Corp. *	45,809	10,444
Mettler-Toledo International, Inc. *	8,629	6,951
Molina Healthcare, Inc. *	52,545	9,352
NuVasive, Inc. *	208,622	11,612
PRA Health Sciences, Inc. *	135,370	13,170
PTC Therapeutics, Inc. *	276,439	14,027
Reata Pharmaceuticals, Inc. *	97,618	15,230
Repligen Corp. *	52,985	6,549
STERIS PLC	10,540	1,617
Tandem Diabetes Care, Inc. *	135,801	13,433
Teleflex, Inc.	28,740	10,461
Varian Medical Systems, Inc. *	119,881	14,688
Total		209,076

Industrials (16.0%)
AMERCO	28,401	8,582
Axon Enterprise, Inc. *	106,063	10,408
CoStar Group, Inc. *	9,133	6,491
Fastenal Co.	282,947	12,121
GFL Environmental, Inc.	419,016	7,865
Healthcare Services Group, Inc.	219,067	5,358
HEICO Corp. - Class A	69,567	5,652
IAA Spinco, Inc. *	302,631	11,672
IDEX Corp.	110,312	17,434
Ingersoll-Rand, Inc. *	661,745	18,608
KAR Auction Services, Inc.	875,346	12,045

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Knight-Swift Transportation Holdings, Inc.	257,678	10,748
Lennox International, Inc.	67,994	15,842
Lincoln Electric Holdings, Inc.	128,192	10,799
PACCAR, Inc.	117,403	8,788
Watsco, Inc.	47,793	8,493
Total		170,906

Information Technology (28.7%)
Aspen Technology, Inc. *	81,565	8,451
Black Knight, Inc. *	138,583	10,056
Blackbaud, Inc.	157,415	8,985
CDW Corp.	102,210	11,875
Coherent, Inc. *	117,230	15,355
CommScope Holding Co., Inc. *	1,117,122	9,306
EPAM Systems, Inc. *	2,436	614
F5 Networks, Inc. *	103,820	14,481
Fair Isaac Corp. *	36,825	15,394
First Solar, Inc. *	258,457	12,794
Flex, Ltd. *	1,203,224	12,333
Genpact, Ltd.	651,131	23,779
Guidewire Software, Inc. *	122,087	13,533
II-VI, Inc. *	487,831	23,035
Lumentum Holdings, Inc. *	236,510	19,259
MKS Instruments, Inc.	143,701	16,273
Monolithic Power Systems	82,773	19,617
National Instruments Corp.	318,681	12,336
Q2 Holdings, Inc. *	131,595	11,290
Silicon Laboratories, Inc. *	131,171	13,153
Teradata Corp. *	576,024	11,981
WEX, Inc. *	134,419	22,180
Total		306,080

Materials (2.9%)
Ball Corp.	149,089	10,360
Element Solutions, Inc. *	471,839	5,119
Packaging Corp. of America	82,669	8,250
Silgan Holdings, Inc.	218,664	7,083
Total		30,812

Real Estate (3.0%)
Douglas Emmett, Inc.	210,856	6,465
Equity Commonwealth	237,187	7,638
PS Business Parks, Inc.	23,461	3,106

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Redfin Corp. *	356,721	14,950
Total		32,159

Utilities (2.0%)
Black Hills Corp.	82,323	4,664
NiSource, Inc.	156,184	3,552
UGI Corp.	425,141	13,519
Total		21,735

Total Common Stocks (Cost: $1,002,243)		1,065,496

Short-Term Investments (0.2%)
Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120% #	2,072,027	2,072
Total		2,072

Total Short-Term Investments (Cost: $2,072)		2,072

Total Investments (100.0%) (Cost: $1,004,315)@		1,067,568

Other Assets, Less Liabilities (0.0%)		(261)

Net Assets (100.0%)		1,067,307

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,004,315 and the net unrealized appreciation of investments based on that cost was $63,253 which is comprised of $157,355 aggregate gross unrealized appreciation and $94,102 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,065,496	$—	$—
Short-Term Investments	2,072	—	—

Total Assets:	$1,067,568	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio (unaudited)

  Sector Allocation 6/30/20

Sector	% of Net Assets

Information Technology	15.8%

Industrials	15.6%

Financials	14.7%

Consumer Discretionary	14.1%

Health Care	10.9%

Real Estate	9.6%

Materials	5.8%

Utilities	4.0%

Consumer Staples	3.7%

Short-Term Investments & Other Net Assets	2.6%

Communication Services	1.8%

Energy	1.4%

  Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Investing in medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments such as futures and, to a lesser extent, swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.8%)
AMC Networks, Inc. - Class A *	22,225	520
Cable One, Inc.	2,883	5,117
Cinemark Holdings, Inc.	58,640	677
John Wiley & Sons, Inc. - Class A	23,938	934
The New York Times Co. - Class A	79,075	3,323
TEGNA, Inc.	119,753	1,334
Telephone and Data Systems, Inc.	53,495	1,063
TripAdvisor, Inc.	55,214	1,050
World Wrestling Entertainment, Inc.- Class A	25,381	1,103
Yelp, Inc. *	35,850	829
Total		15,950

Consumer Discretionary (14.1%)
Aaron’s, Inc.	37,026	1,681
Adient PLC *	47,844	786
Adtalem Global Education, Inc. *	28,387	884
American Eagle Outfitters, Inc.	85,252	929
AutoNation, Inc. *	31,544	1,185
Boyd Gaming Corp.	43,895	917
Brunswick Corp.	43,362	2,776
Caesars Entertainment Corp. *	307,361	3,728
Carter’s, Inc.	23,899	1,929
Choice Hotels International, Inc.	17,291	1,364
Churchill Downs, Inc.	19,233	2,561
Columbia Sportswear Co.	15,580	1,255
Cracker Barrel Old Country Store, Inc.	12,984	1,440
Dana Holding Corp.	79,175	965
Deckers Outdoor Corp. *	15,343	3,013
Delphi Technologies PLC *	47,319	672
Dick’s Sporting Goods, Inc.	35,705	1,473
Dunkin’ Brands Group, Inc.	44,997	2,935
Eldorado Resorts, Inc. *	45,638	1,828
Etsy, Inc. *	65,035	6,909
Five Below, Inc. *	30,542	3,265
Foot Locker, Inc.	57,096	1,665
Gentex Corp.	134,189	3,458
The Goodyear Tire & Rubber Co.	127,512	1,141

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Graham Holdings Co. - Class B	2,342	803
Grand Canyon Education, Inc. *	25,927	2,347
GrubHub, Inc. *	50,391	3,542
Harley-Davidson, Inc.	83,938	1,995
Helen of Troy, Ltd. *	13,834	2,609
Jack in the Box, Inc.	12,424	921
KB Home	47,682	1,463
Lear Corp.	29,881	3,258
Marriott Vacations Worldwide Corp.	20,022	1,646
Mattel, Inc. *	190,098	1,838
Murphy USA, Inc. *	15,030	1,692
Nordstrom, Inc.	59,364	920
Ollie’s Bargain Outlet Holdings, Inc. *	30,988	3,026
Papa John’s International, Inc.	12,207	969
Penn National Gaming, Inc. *	70,783	2,162
Polaris Industries, Inc.	31,550	2,920
Pool Corp.	21,885	5,950
Restoration Hardware, Inc. *	9,091	2,263
Sally Beauty Holdings, Inc. *	61,853	775
Scientific Games Corp. - Class A *	30,028	464
Service Corp. International	97,622	3,797
Six Flags Entertainment Corp.	43,159	829
Skechers USA, Inc. - Class A *	74,623	2,342
Strategic Education, Inc.	12,174	1,871
Taylor Morrison Home Corp. *	71,020	1,370
Tempur Sealy International, Inc. *	23,724	1,707
Texas Roadhouse, Inc.	35,703	1,877
Thor Industries, Inc.	30,249	3,222
Toll Brothers, Inc.	63,337	2,064
TopBuild Corp. *	18,140	2,064
TRI Pointe Homes, Inc. *	71,370	1,048
Urban Outfitters, Inc. *	38,579	587
Visteon Corp. *	15,248	1,045
Weight Watchers International, Inc. *	25,536	648
The Wendy’s Co.	97,628	2,126
Williams-Sonoma, Inc.	42,612	3,495
Wyndham Destinations, Inc.	46,654	1,315

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Wyndham Hotels & Resorts, Inc.	51,014	2,174
Total		123,903

Consumer Staples (3.7%)
BJ’s Wholesale Club Holdings, Inc. *	67,601	2,519
The Boston Beer Co., Inc. - Class A *	5,291	2,839
Casey’s General Stores, Inc.	20,163	3,015
Darling Ingredients, Inc. *	89,893	2,213
Edgewell Personal Care Co. *	29,778	928
Energizer Holdings, Inc.	34,888	1,657
Flowers Foods, Inc.	105,507	2,359
Grocery Outlet Holding Corp. *	34,670	1,415
The Hain Celestial Group, Inc. *	43,020	1,356
Ingredion, Inc.	36,701	3,046
Lancaster Colony Corp.	10,855	1,682
Nu Skin Enterprises, Inc.	28,440	1,087
Pilgrim’s Pride Corp. *	28,395	480
Post Holdings, Inc. *	35,119	3,077
Sanderson Farms, Inc.	10,847	1,257
Sprouts Farmers Market, Inc. *	64,547	1,652
Tootsie Roll Industries, Inc.	9,371	321
TreeHouse Foods, Inc. *	30,926	1,355
Total		32,258

Energy (1.4%)
Antero Midstream Corp.	154,060	786
ChampionX Corp. *	101,796	993
Cimarex Energy Co.	55,951	1,538
CNX Resources Corp. *	102,507	887
EQT Corp.	140,042	1,666
Equitrans Midstream Corp.	222,720	1,851
Murphy Oil Corp.	80,043	1,105
PBF Energy, Inc.	55,890	572
Transocean, Ltd. *	316,580	579
World Fuel Services Corp.	34,698	894
WPX Energy, Inc. *	223,782	1,428
Total		12,299

Financials (14.7%)
Affiliated Managers Group, Inc.	25,886	1,930

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
Alleghany Corp.	7,842	3,836
American Financial Group, Inc.	40,863	2,593
Associated Banc-Corp.	84,213	1,152
BancorpSouth Bank	53,269	1,211
Bank of Hawaii Corp.	21,926	1,346
Bank OZK	66,245	1,555
Brighthouse Financial, Inc. *	51,426	1,431
Brown & Brown, Inc.	128,903	5,254
Cathay General Bancorp	41,416	1,089
CIT Group, Inc.	53,905	1,117
CNO Financial Group, Inc.	78,701	1,225
Commerce Bancshares, Inc.	55,008	3,271
Cullen / Frost Bankers, Inc.	31,194	2,331
East West Bancorp, Inc.	77,534	2,810
Eaton Vance Corp.	62,433	2,410
Essent Group Ltd.	60,621	2,199
Evercore, Inc. - Class A	22,214	1,309
F.N.B. Corp.	177,036	1,328
FactSet Research Systems, Inc.	20,754	6,817
Federated Investors, Inc. - Class B	52,548	1,245
First American Financial Corp.	61,058	2,932
First Financial Bankshares, Inc.	77,843	2,249
First Horizon National Corp.	170,900	1,702
FirstCash, Inc.	22,709	1,532
Fulton Financial Corp.	88,662	934
Genworth Financial, Inc. - Class A *	275,816	637
Glacier Bancorp, Inc.	48,620	1,716
Hancock Holding Co.	47,283	1,002
Hanover Insurance Group, Inc.	20,823	2,110
Home BancShares, Inc.	84,166	1,294
Interactive Brokers Group, Inc. - Class A	42,060	1,757
International Bancshares Corp.	30,512	977
Janus Henderson Group PLC	84,106	1,780
Jefferies Financial Group, Inc.	123,747	1,924
Kemper Corp.	33,612	2,438
Legg Mason, Inc.	45,819	2,279
LendingTree, Inc. *	4,224	1,223
Mercury General Corp.	14,865	606
Navient Corp.	93,465	657
New York Community Bancorp, Inc.	254,235	2,593

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
Old Republic International Corp.	156,592	2,554
PacWest Bancorp	63,831	1,258
Pinnacle Financial Partners, Inc.	39,071	1,641
Primerica, Inc.	22,347	2,606
Prosperity Bancshares, Inc.	50,778	3,015
Reinsurance Group of America, Inc.	37,166	2,915
RenaissanceRe Holdings, Ltd.	27,565	4,714
RLI Corp.	21,910	1,799
SEI Investments Co.	68,096	3,744
Selective Insurance Group, Inc.	32,720	1,726
Signature Bank	29,356	3,139
SLM Corp.	205,552	1,445
Sterling Bancorp	106,561	1,249
Stifel Financial Corp.	37,544	1,781
Synovus Financial Corp.	80,712	1,657
TCF Financial Corp.	83,355	2,452
Texas Capital Bancshares, Inc. *	27,633	853
Trustmark Corp.	34,755	852
UMB Financial Corp.	23,214	1,197
Umpqua Holdings Corp.	120,677	1,284
United Bankshares, Inc.	69,697	1,928
Valley National Bancorp	214,643	1,679
Washington Federal, Inc.	41,487	1,114
Webster Financial Corp.	49,413	1,414
Wintrust Financial Corp.	31,548	1,376
Total		129,193

Health Care (10.9%)
Acadia Healthcare Co., Inc. *	48,740	1,224
Amedisys, Inc. *	17,744	3,523
Arrowhead Pharmaceuticals, Inc. *	55,771	2,409
Avanos Medical, Inc. *	26,171	769
Bio-Techne Corp.	20,946	5,531
Cantel Medical Corp.	20,328	899
Catalent, Inc. *	89,019	6,525
Charles River Laboratories International, Inc. *	27,119	4,728
Chemed Corp.	8,699	3,924
Encompass Health Corp.	54,474	3,374
Exelixis, Inc. *	168,048	3,989
Globus Medical, Inc. - Class A *	41,464	1,978

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Haemonetics Corp. *	27,612	2,473
HealthEquity, Inc. *	39,126	2,296
Hill-Rom Holdings, Inc.	36,472	4,004
ICU Medical, Inc. *	10,617	1,957
Integra LifeSciences Holdings Corp. *	38,590	1,813
LHC Group, Inc. *	16,272	2,837
Ligand Pharmaceuticals, Inc. - Class B *	8,795	984
LivaNova PLC *	26,624	1,281
Masimo Corp. *	27,282	6,220
MEDNAX, Inc. *	46,804	800
Molina Healthcare, Inc. *	32,441	5,774
Nektar Therapeutics *	97,538	2,259
NuVasive, Inc. *	28,084	1,563
Patterson Cos., Inc.	47,251	1,040
Penumbra, Inc. *	18,118	3,240
PRA Health Sciences, Inc. *	34,867	3,392
Prestige Brands Holdings, Inc. *	27,446	1,031
Quidel Corp. *	20,944	4,686
Repligen Corp. *	25,797	3,189
Syneos Health, Inc. *	34,251	1,995
Tenet Healthcare Corp. *	57,383	1,039
United Therapeutics Corp. *	24,118	2,918
Total		95,664

Industrials (15.6%)
Acuity Brands, Inc.	21,723	2,080
AECOM *	87,726	3,297
AGCO Corp.	34,053	1,889
ASGN, Inc. *	28,770	1,918
Avis Budget Group, Inc. *	29,350	672
Axon Enterprise, Inc. *	34,381	3,374
The Brink’s Co.	27,666	1,259
Carlisle Cos., Inc.	30,092	3,601
Clean Harbors, Inc. *	28,021	1,681
Colfax Corp. *	46,038	1,284
CoreLogic, Inc.	43,517	2,925
Crane Co.	27,006	1,606
Curtiss-Wright Corp.	22,825	2,038
Deluxe Corp.	22,924	540
Donaldson Co., Inc.	69,118	3,215
Dycom Industries, Inc. *	17,336	709
EMCOR Group, Inc.	30,055	1,988
EnerSys	23,263	1,498
Fluor Corp.	76,815	928
FTI Consulting, Inc. *	20,330	2,329
GATX Corp.	19,125	1,166
Generac Holdings, Inc. *	34,348	4,188
Graco, Inc.	91,295	4,381
Healthcare Services Group, Inc.	40,780	997

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Herman Miller, Inc.	32,206	760
Hexcel Corp.	45,753	2,069
HNI Corp.	23,370	714
Hubbell, Inc.	29,702	3,723
Insperity, Inc.	19,969	1,293
ITT, Inc.	47,292	2,778
JetBlue Airways Corp. *	147,799	1,611
KAR Auction Services, Inc.	70,809	974
Kennametal, Inc.	45,436	1,304
Kirby Corp. *	32,901	1,762
Knight-Swift Transportation Holdings, Inc.	67,005	2,795
Landstar System, Inc.	21,027	2,362
Lennox International, Inc.	19,073	4,444
Lincoln Electric Holdings, Inc.	32,544	2,741
ManpowerGroup, Inc.	31,811	2,187
MasTec, Inc. *	31,929	1,433
Mercury Systems, Inc. *	30,468	2,397
The Middleby Corp. *	30,458	2,404
MSA Safety, Inc.	19,586	2,241
MSC Industrial Direct Co., Inc. - Class A	24,894	1,812
Nordson Corp.	28,132	5,337
nVent Electric PLC	85,631	1,604
Oshkosh Corp.	37,303	2,672
Owens Corning, Inc.	59,096	3,295
Regal Beloit Corp.	22,205	1,939
Ryder System, Inc.	29,447	1,105
Stericycle, Inc. *	50,096	2,804
Terex Corp.	34,938	656
Tetra Tech, Inc.	29,606	2,342
The Timken Co.	37,022	1,684
The Toro Co.	58,731	3,896
Trex Co., Inc. *	31,703	4,124
Trinity Industries, Inc.	51,658	1,100
Univar Solutions, Inc. *	75,897	1,280
Valmont Industries, Inc.	11,704	1,330
Watsco, Inc.	17,952	3,190
Werner Enterprises, Inc.	31,428	1,368
Woodward, Inc.	31,063	2,409
XPO Logistics, Inc. *	49,937	3,858
Total		137,360

Information Technology (15.8%)
ACI Worldwide, Inc. *	63,537	1,715
Alliance Data Systems Corp.	23,229	1,048
Arrow Electronics, Inc. *	43,110	2,961
Avnet, Inc.	54,121	1,509
Belden, Inc.	20,968	683
Blackbaud, Inc.	27,192	1,552
Cabot Microelectronics Corp.	15,926	2,222

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
CACI International, Inc. - Class A *	13,747	2,981
CDK Global, Inc.	66,597	2,758
Ceridian HCM Holding, Inc. *	55,630	4,410
Ciena Corp. *	84,195	4,560
Cirrus Logic, Inc. *	31,990	1,976
Cognex Corp.	94,084	5,619
Coherent, Inc. *	13,291	1,741
CommVault Systems, Inc. *	23,277	901
Cree, Inc. *	59,271	3,508
Enphase Energy, Inc. *	44,600	2,122
Fair Isaac Corp. *	15,894	6,644
First Solar, Inc. *	41,786	2,068
II-VI, Inc. *	48,005	2,267
InterDigital, Inc.	16,852	954
j2 Global, Inc. *	24,840	1,570
Jabil Circuit, Inc.	75,159	2,411
KBR, Inc.	77,978	1,758
Littelfuse, Inc.	13,304	2,270
LiveRamp Holdings, Inc. *	35,808	1,521
LogMeIn, Inc.	26,726	2,266
Lumentum Holdings, Inc. *	41,045	3,342
Manhattan Associates, Inc. *	34,796	3,278
MAXIMUS, Inc.	33,599	2,367
MKS Instruments, Inc.	30,069	3,405
Monolithic Power Systems	22,801	5,404
National Instruments Corp.	64,409	2,493
NCR Corp. *	70,034	1,213
NetScout Systems, Inc. *	34,828	890
Paylocity Holding Corp. *	19,711	2,876
Perspecta, Inc.	74,799	1,738
PTC, Inc. *	57,060	4,439
Qualys, Inc. *	18,361	1,910
Sabre Corp.	150,985	1,217
Science Applications International Corp.	27,072	2,103
Semtech Corp. *	35,703	1,864
Silicon Laboratories, Inc. *	23,940	2,401
SolarEdge Technologies, Inc. *	27,198	3,775
Synaptics, Inc. *	18,652	1,121
SYNNEX Corp.	22,567	2,703
Teradata Corp. *	59,457	1,237
Teradyne, Inc.	90,840	7,677
Trimble Navigation, Ltd. *	136,869	5,911
Universal Display Corp.	23,233	3,476
ViaSat, Inc. *	32,013	1,228
Vishay Intertechnology, Inc.	72,636	1,109

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
WEX, Inc. *	23,844	3,935
Total		139,107

Materials (5.8%)
Allegheny Technologies, Inc. *	69,393	707
AptarGroup, Inc.	35,174	3,939
Ashland Global Holdings, Inc.	33,130	2,289
Cabot Corp.	30,936	1,146
Carpenter Technology Corp.	26,197	636
The Chemours Co.	89,991	1,381
Commercial Metals Co.	65,246	1,331
Compass Minerals International, Inc.	18,580	906
Domtar Corp.	30,245	639
Eagle Materials, Inc.	22,806	1,601
Grief, Inc. - Class A	14,490	499
Ingevity Corp. *	22,582	1,187
Louisiana-Pacific Corp.	61,489	1,577
Minerals Technologies, Inc.	18,693	877
NewMarket Corp.	3,956	1,584
O-I Glass, Inc.	85,800	771
Olin Corp.	86,502	994
PolyOne Corp.	50,085	1,314
Reliance Steel & Aluminum Co.	34,875	3,311
Royal Gold, Inc.	35,938	4,468
RPM International, Inc.	70,961	5,326
The Scotts Miracle-Gro Co. - Class A	21,595	2,904
Sensient Technologies Corp.	23,212	1,211
Silgan Holdings, Inc.	42,530	1,378
Sonoco Products Co.	54,980	2,875
Steel Dynamics, Inc.	115,261	3,007
United States Steel Corp.	120,542	870
Valvoline, Inc.	101,396	1,960
Worthington Industries, Inc.	20,090	749
Total		51,437

Real Estate (9.6%)
American Campus Communities, Inc.	75,406	2,636
Brixmor Property Group, Inc.	162,453	2,083
Camden Property Trust	53,364	4,868
CoreCivic, Inc.	65,556	614
CoreSite Realty Corp.	22,088	2,674
Corporate Office Properties Trust	61,468	1,558
Cousins Properties, Inc.	81,399	2,428
CyrusOne, Inc.	63,129	4,593
Douglas Emmett, Inc.	90,339	2,770
EastGroup Properties, Inc.	21,402	2,538

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
EPR Properties	42,459	1,407
First Industrial Realty Trust, Inc.	69,710	2,680
The GEO Group, Inc.	66,506	787
Healthcare Realty Trust, Inc.	73,942	2,166
Highwoods Properties, Inc.	56,929	2,125
Hudson Pacific Properties, Inc.	84,006	2,114
JBG SMITH Properties	64,427	1,905
Jones Lang LaSalle, Inc.	28,294	2,927
Kilroy Realty Corp.	58,015	3,405
Lamar Advertising Co. - Class A	47,313	3,159
Life Storage, Inc.	25,707	2,441
The Macerich Co.	63,716	571
Mack-Cali Realty Corp.	49,647	759
Medical Properties Trust, Inc.	289,524	5,443
National Retail Properties, Inc.	94,235	3,343
OMEGA Healthcare Investors, Inc.	124,341	3,697
Park Hotels & Resorts, Inc.	129,105	1,277
Pebblebrook Hotel Trust	71,654	979
Physicians Realty Trust	111,001	1,945
Potlatch Corp.	36,689	1,395
PS Business Parks, Inc.	10,993	1,455
Rayonier, Inc.	75,878	1,881
Sabra Health Care REIT, Inc.	112,646	1,625
Service Properties Trust	90,182	639
Spirit Realty Capital, Inc.	56,411	1,966
Store Capital Corp.	121,929	2,903
Taubman Centers, Inc.	33,761	1,275
Urban Edge Properties	60,667	720
Weingarten Realty Investors	65,988	1,249
Total		85,000

Utilities (4.0%)
ALLETE, Inc.	28,379	1,550
Black Hills Corp.	34,387	1,948
Essential Utilities, Inc.	122,196	5,162
Hawaiian Electric Industries, Inc.	59,811	2,157
IDACORP, Inc.	27,649	2,416
MDU Resources Group, Inc.	109,885	2,437
National Fuel Gas Co.	49,518	2,076
New Jersey Resources Corp.	52,472	1,713
NorthWestern Corp.	27,671	1,509
OGE Energy Corp.	109,692	3,330

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Utilities continued
ONE Gas, Inc.	28,970	2,232
PNM Resources, Inc.	43,650	1,678
Southwest Gas Holdings, Inc.	30,204	2,086
Spire, Inc.	28,077	1,845
UGI Corp.	114,129	3,629
Total		35,768

Total Common Stocks (Cost: $767,495)		857,939

Short-Term Investments (2.4%)
Commercial Paper (0.7%)
Chevron Corp. 0.000%, 8/27/20 144A	1,500,000	1,499
Exxon Mobil Corp. 0.000%, 7/6/20	750,000	750
0.000%, 8/12/20	1,000,000	1,000
Pfizer, Inc.
0.000%, 7/1/20 144A	800,000	800
0.000%, 10/5/20 144A	700,000	700
The Walt Disney Co. 0.000%, 7/22/20 144A	1,500,000	1,500
Total		6,249

Money Market Funds (1.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120% #	10,140,028	10,140
Total		10,140

US Government & Agencies (0.5%)
Federal Home Loan Bank
0.000%, 7/20/20 ß	3,000,000	3,000
0.000%, 9/16/20 ß	1,500,000	1,499
Total		4,499

Total Short-Term Investments (Cost: $20,886)		20,888

Total Investments (99.8%) (Cost: $788,381)@		878,827

Other Assets, Less Liabilities (0.2%)		1,687

Net Assets (100.0%)		880,514

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
S&P 400 Mini Index Futures	Long	USD	12	123	9/20	$21,883	$(10)	$297
							$(10)	$297

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$297	$297	$–	$–	$–	$–

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the value of these securities (in thousands) was $4,499 representing 0.5% of the net assets.

#	7-Day yield as of 6/30/2020.
ß

Cash or securities with an aggregate value of $4,499 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2020.

@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $788,381 and the net unrealized appreciation of investments based on that cost was $90,436 which is comprised of $211,077 aggregate gross unrealized appreciation and $120,641 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$857,939	$—	$—
Short-Term Investments
Money Market Funds	10,140	—	—
All Others	—	10,748	—
Total Assets:	$868,079	$10,748	$—
Liabilities:
Other Financial Instruments^
Futures	(10)	—	—
Total Liabilities:	$(10)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio (unaudited)

  Sector Allocation 6/30/20

Sector	% of Net Assets

Industrials	20.7%

Financials	15.7%

Health Care	13.5%

Utilities	9.5%

Consumer Staples	8.7%

Information Technology	7.0%

Consumer Discretionary	6.3%

Materials	4.7%

Real Estate	3.6%

Short-Term Investments & Other Net Assets	3.1%

Investment Companies	2.8%

Energy	2.4%

Communication Services	2.0%

  Sector Allocation is subject to change.

Investing in medium-sized companies involves a greater degree of risk than investing in large company stocks. The value of securities acquired in an IPO may rise or fall more rapidly than investments in more established issuers.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (94.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.0%)
Fox Corp. - Class B	185,620	4,982
Rogers Communications, Inc.	124,574	5,006
Total		9,988

Consumer Discretionary (6.3%)
Advance Auto Parts, Inc.	50,951	7,258
Aptiv PLC	45,393	3,537
BorgWarner, Inc.	96,349	3,401
Genuine Parts Co.	70,156	6,101
Honda Motor Co., Ltd., ADR	157,010	4,013
Sodexo SA	70,457	4,759
Target Corp.	14,842	1,780
Thor Industries, Inc.	5,920	631
Total		31,480

Consumer Staples (8.7%)
Conagra Brands, Inc.	214,098	7,530
The J.M. Smucker Co.	61,722	6,531
Kellogg Co.	73,086	4,828
Kimberly-Clark Corp.	26,879	3,799
Koninklijke Ahold Delhaize NV	285,403	7,772
Mondelez International, Inc.	77,637	3,970
Orkla ASA	495,530	4,343
Sysco Corp.	94,969	5,191
Total		43,964

Energy (2.4%)
Baker Hughes	152,820	2,352
Cimarex Energy Co.	60,419	1,661
ConocoPhillips	153,451	6,448
Noble Energy, Inc.	181,838	1,629
Total		12,090

Financials (15.7%)
AFLAC, Inc.	135,509	4,882
Ameriprise Financial, Inc.	39,216	5,884
Arthur J. Gallagher & Co.	40,699	3,968
The Bank of New York Mellon Corp.	100,808	3,896
BlackRock, Inc.	2,090	1,137
Brown & Brown, Inc.	23,267	948
Capitol Federal Financial, Inc.	374,725	4,126
Chubb, Ltd.	90,586	11,470
Commerce Bancshares, Inc.	104,269	6,201
M&T Bank Corp.	19,084	1,984
Northern Trust Corp.	185,286	14,701
ProAssurance Corp.	62,699	907

Common Stocks (94.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
Reinsurance Group of America, Inc.	55,502	4,354
State Street Corp.	49,639	3,154
T. Rowe Price Group, Inc.	21,222	2,621
Truist Financial Corp.	126,371	4,745
Westamerica Bancorporation	75,038	4,309
Total		79,287

Health Care (13.5%)
Cardinal Health, Inc.	118,897	6,205
Cerner Corp.	92,145	6,317
Envista Holdings Corp. *	302,645	6,383
Henry Schein, Inc. *	98,080	5,727
Hologic, Inc. *	59,925	3,416
McKesson Corp.	46,997	7,210
Quest Diagnostics, Inc.	70,766	8,064
Siemens Healthineers AG	42,827	2,051
Universal Health Services, Inc. - Class B	83,022	7,712
Zimmer Biomet Holdings, Inc.	126,443	15,092
Total		68,177

Industrials (20.7%)
ABB, Ltd.	179,010	4,024
BAE Systems PLC	629,767	3,767
Cummins, Inc.	40,875	7,082
Emerson Electric Co.	176,686	10,960
General Dynamics Corp.	33,928	5,071
Heartland Express, Inc.	235,889	4,911
Hubbell, Inc.	75,004	9,403
IMI, PLC	436,771	4,986
Johnson Controls International PLC	266,652	9,103
Lincoln Electric Holdings, Inc.	9,626	811
MSC Industrial Direct Co., Inc. - Class A	84,803	6,175
Norfolk Southern Corp.	33,626	5,904
nVent Electric PLC	444,714	8,329
PACCAR, Inc.	86,054	6,441
Republic Services, Inc.	101,663	8,341
Southwest Airlines Co.	135,640	4,636
Textron, Inc.	141,231	4,648
Total		104,592

Information Technology (7.0%)
Applied Materials, Inc.	141,337	8,544
F5 Networks, Inc. *	44,324	6,182
HP, Inc.	303,994	5,299

Common Stocks (94.1%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Maxim Integrated Products, Inc.	107,400	6,510
Microchip Technology, Inc.	31,262	3,292
TE Connectivity, Ltd.	66,953	5,460
Total		35,287

Materials (4.7%)
Graphic Packaging
Holding Co.	200,187	2,801
Mondi PLC	290,793	5,434
Packaging Corp. of America	61,035	6,091
Sonoco Products Co.	140,641	7,354
WestRock Co.	78,074	2,206
Total		23,886

Real Estate (3.6%)
MGM Growth Properties LLC - Class A	156,368	4,255
Piedmont Office Realty Trust, Inc. - Class A	151,938	2,524
Welltower, Inc.	81,195	4,202
Weyerhaeuser Co.	327,707	7,360
Total		18,341

Utilities (9.5%)
Ameren Corp.	35,418	2,492
Atmos Energy Corp.	36,255	3,610
CMS Energy Corp.	32,346	1,890
Edison International	128,399	6,973
Evergy, Inc.	70,343	4,171
Eversource Energy	40,974	3,412
NorthWestern Corp.	124,702	6,799
Pinnacle West Capital Corp.	110,081	8,068
Spire, Inc.	73,936	4,858
Xcel Energy, Inc.	87,407	5,463
Total		47,736

Total Common Stocks (Cost: $483,114)		474,828

Investment Companies (2.8%)
Investment Companies (2.8%)
iShares Russell Midcap Value Index Fund	189,365	14,492
Total		14,492

Total Investment Companies (Cost: $13,501)		14,492

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

Short-Term Investments (2.3%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (2.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120% #	11,391,999	11,392
Total		11,392

Total Short-Term Investments (Cost: $11,392)		11,392

Total Investments (99.2%) (Cost: $508,007)@		500,712

Other Assets, Less Liabilities (0.8%)		3,906

Net Assets (100.0%)		504,618

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CAD	145	107	9/30/20	$	—p	$—	$	—p
Sell	Morgan Stanley Capital Services, Inc.	CAD	5,999	4,419	9/30/20		13	—		13
Buy	Morgan Stanley Capital Services, Inc.	CHF	194	205	9/30/20		—	(1)		(1)
Sell	Morgan Stanley Capital Services, Inc.	CHF	3,342	3,537	9/30/20		—p	—		—p
Buy	Morgan Stanley Capital Services, Inc.	EUR	487	548	9/30/20		—p	—		—p
Sell	Morgan Stanley Capital Services, Inc.	EUR	11,610	13,069	9/30/20		31	—		31
Buy	Morgan Stanley Capital Services, Inc.	GBP	280	348	9/30/20		—	(1)		(1)
Sell	Morgan Stanley Capital Services, Inc.	GBP	10,179	12,619	9/30/20		73	(1)		72
Buy	Morgan Stanley Capital Services, Inc.	JPY	40,528	376	9/30/20		—	(2)		(2)
Sell	Morgan Stanley Capital Services, Inc.	JPY	302,330	2,803	9/30/20		28	—		28
Sell	Goldman Sachs International	NOK	35,448	3,685	9/30/20		13	—p		13
							$158	$(5)		$153

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$158	—	$158	$(5)	—	—	$(5)

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2020.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $508,007 and the net unrealized depreciation of investments based on that cost was $7,142 which is comprised of $29,352 aggregate gross unrealized appreciation and $36,494 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$26,721	$4,759	$—
Consumer Staples	31,849	12,115	—
Health Care	66,126	2,051	—
Industrials	91,815	12,777	—
Materials	18,452	5,434	—
All Others	202,729	—	—
Investment Companies	14,492	—	—
Short-Term Investments	11,392	—	—
Other Financial Instruments^
Forward Currency Contracts	—	158	—
Total Assets:	$463,576	$37,294	$—
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(5)	—
Total Liabilities:	$—	$(5)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio (unaudited)

  Sector Allocation 6/30/20

Sector	% of Net Assets

Health Care	33.6%

Information Technology	20.7%

Industrials	15.4%

Consumer Discretionary	12.6%

Financials	5.4%

Consumer Staples	4.0%

Materials	3.0%

Real Estate	2.8%

Communication Services	1.5%

Short-Term Investments & Other Net Assets	1.0%

  Sector Allocation is subject to change.

Stocks of smaller companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds (“ETFs”) for cash management purposes. Investing in ETFs may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in an equity security. The market prices of ETFs may trade at a premium or discount to their net asset value and may be subject to trading halts by the applicable exchange, which may negatively impact the Portfolio.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.5%)
Bandwidth, Inc. *	16,802	2,134
Cardlytics, Inc. *	71,895	5,031
CarGurus, Inc. *	76,176	1,931
Total		9,096

Consumer Discretionary (12.6%)
Carter’s, Inc.	35,574	2,871
Churchill Downs, Inc.	42,202	5,619
Core-Mark Holding Co., Inc.	15,331	383
Deckers Outdoor Corp. *	33,253	6,531
Dunkin’ Brands Group, Inc.	46,776	3,051
Floor & Decor Holdings, Inc. *	89,356	5,151
Foot Locker, Inc.	112,367	3,277
Fox Factory Holding Corp. *	52,334	4,323
Penn National Gaming, Inc. *	123,945	3,785
PVH Corp.	68,155	3,275
Smith & Wesson Brands, Inc. *	172,276	3,708
Steven Madden, Ltd.	177,775	4,389
Thor Industries, Inc.	51,489	5,485
TopBuild Corp. *	63,328	7,205
Under Armour, Inc. - Class C *	394,594	3,488
Wingstop, Inc.	49,254	6,845
Wolverine World Wide, Inc.	174,969	4,166
YETI Holdings, Inc. *	131,268	5,609
Total		79,161

Consumer Staples (4.0%)
BellRing Brands, Inc. *	166,484	3,320
The Boston Beer Co., Inc. - Class A *	7,723	4,145
Freshpet, Inc. *	64,062	5,359
Hostess Brands, Inc. *	355,219	4,341
Performance Food Group Co. *	167,689	4,886
The Simply Good Foods Co. *	181,122	3,365
Total		25,416

Financials (5.4%)
First Hawaiian, Inc.	125,849	2,170
James River Group Holdings, Ltd.	116,063	5,223
Kemper Corp.	56,890	4,126
MGIC Investment Corp.	408,023	3,342
OneMain Holdings, Inc.	71,940	1,765
Seacoast Banking Corp. of Florida *	42,559	868
SLM Corp.	455,215	3,200

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
Sterling Bancorp	215,806	2,529
Stifel Financial Corp.	63,530	3,013
Synovus Financial Corp.	119,265	2,449
Triumph Bancorp, Inc. *	110,015	2,670
Western Alliance Bancorporation	64,217	2,432
Total		33,787

Health Care (33.6%)
Acadia Pharmaceuticals, Inc. *	51,438	2,493
Acceleron Pharma, Inc. *	16,343	1,557
Addus HomeCare Corp. *	35,859	3,319
Adverum Biotechnologies, Inc. *	122,511	2,558
Akebia Therapeutics, Inc. *	265,210	3,602
Akouos, Inc. *	12,900	290
Allakos, Inc. *	51,056	3,669
Amedisys, Inc. *	18,476	3,668
Amicus Therapeutics, Inc. *	347,027	5,233
Apellis Pharmaceuticals, Inc. *	104,633	3,417
Arena Pharmaceuticals, Inc. *	40,149	2,527
AtriCure, Inc. *	82,456	3,706
Biohaven Pharmaceutical Holding Co., Ltd. *	67,899	4,964
Blueprint Medicines Corp. *	21,844	1,704
Cardiovascular Systems, Inc. *	78,130	2,465
ChemoCentryx, Inc. *	75,829	4,363
Constellation Pharmaceuticals, Inc. *	89,008	2,675
Cytokinetics, Inc. *	139,142	3,280
Dicerna Pharmaceuticals, Inc. *	167,704	4,260
Emergent Biosolutions, Inc. *	34,207	2,705
Forma Therapeutics Holdings, Inc. *	24,800	1,153
Generation Bio, Inc. *	23,000	483
Global Blood Therapeutics, Inc. *	7,933	501

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Globus Medical, Inc. - Class A *	118,742	5,665
Haemonetics Corp. *	33,278	2,980
Heron Therapeutics, Inc. *	192,304	2,829
HMS Holdings Corp. *	184,865	5,988
ICU Medical, Inc. *	9,089	1,675
ImmunoGen, Inc. *	230,500	1,060
Integer Holdings Corp. *	71,157	5,198
Integra LifeSciences Holdings Corp. *	81,722	3,840
iRhythm Technologies, Inc. *	28,169	3,264
Karyopharm Therapeutics, Inc. *	156,020	2,955
Kodiak Sciences, Inc. *	58,805	3,183
LHC Group, Inc. *	37,215	6,487
Madrigal Pharmaceuticals, Inc. *	20,422	2,313
Mersana Therapeutics, Inc. *	95,731	2,240
Mirati Therapeutics, Inc. *	47,515	5,425
Momenta Pharmaceuticals, Inc. *	149,958	4,989
MyoKardia, Inc. *	57,604	5,566
Nanostring Technologies, Inc. *	104,620	3,071
NuVasive, Inc. *	59,586	3,317
Omnicell, Inc. *	103,219	7,289
OraSure Technologies, Inc. *	176,813	2,056
Oyster Point Pharma, Inc. *	54,700	1,580
Pacira Biosciences, Inc. *	53,824	2,824
Principia Biopharma, Inc. *	61,623	3,684
The Providence Service Corp. *	57,676	4,551
PTC Therapeutics, Inc. *	94,168	4,778
R1 RCM, Inc. *	448,308	4,999
Radius Health, Inc. *	153,902	2,098
RAPT Therapeutics, Inc. *	80,804	2,345
Reata Pharmaceuticals, Inc. *	16,094	2,511
REGENXBIO, Inc. *	40,253	1,482
Repligen Corp. *	26,543	3,281
Revance Therapeutics, Inc. *	128,368	3,135

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Rhythm Pharmaceuticals, Inc. *	113,662	2,535
Tandem Diabetes Care, Inc. *	64,122	6,343
Theravance Biopharma, Inc. *	141,025	2,960
Tricida, Inc. *	87,707	2,410
Turning Point Therapeutics, Inc. *	53,099	3,430
Ultragenyx Pharmaceutical, Inc. *	42,038	3,288
Veracyte, Inc. *	136,780	3,543
Y-mAbs Therapeutics, Inc. *	85,107	3,677
Total		211,436

Industrials (15.4%)
Aerojet Rocketdyne Holdings, Inc. *	120,650	4,783
Altra Industrial Motion Corp.	99,160	3,159
Applied Industrial Technologies, Inc.	94,500	5,896
Armstrong World Industries, Inc.	32,366	2,523
ASGN, Inc. *	84,038	5,604
Axon Enterprise, Inc. *	33,367	3,274
BWX Technologies, Inc.	83,886	4,751
Clean Harbors, Inc. *	63,498	3,809
Curtiss-Wright Corp.	31,676	2,828
EnerSys	54,814	3,529
Exponent, Inc.	85,732	6,938
Hexcel Corp.	65,607	2,967
Huron Consulting Group, Inc. *	41,758	1,848
Insperity, Inc.	50,912	3,296
ITT, Inc.	82,842	4,866
John Bean Technologies Corp.	68,373	5,881
Marten Transport, Ltd.	115,472	2,905
Mercury Systems, Inc. *	48,793	3,838
MSA Safety, Inc.	26,027	2,978
Patrick Industries, Inc.	92,561	5,669
Rexnord Corp.	143,150	4,173
SPX Corp. *	121,374	4,995
SPX Flow, Inc. *	93,251	3,491
Trex Co., Inc. *	23,471	3,053
Total		97,054

Information Technology (20.7%)
Blackbaud, Inc.	60,553	3,456
CACI International, Inc. - Class A *	18,642	4,043
Cohu, Inc.	153,079	2,654
CTS Corp.	135,722	2,720
Entegris, Inc.	57,641	3,404
Everbridge, Inc. *	47,431	6,563

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Exlservice Holdings, Inc. *	51,114	3,241
First Solar, Inc. *	101,065	5,003
Five9, Inc. *	69,457	7,687
FormFactor, Inc. *	169,741	4,979
Itron, Inc. *	73,129	4,845
LiveRamp Holdings, Inc. *	100,645	4,274
Lumentum Holdings, Inc. *	65,630	5,344
Manhattan Associates, Inc. *	41,538	3,913
Medallia, Inc. *	189,124	4,773
Mimecast, Ltd. *	130,670	5,444
MKS Instruments, Inc.	27,197	3,080
Onto Innovation, Inc. *	89,085	3,032
Paylocity Holding Corp. *	21,833	3,185
Pegasystems, Inc.	37,039	3,747
Perficient, Inc. *	131,126	4,692
Power Integrations, Inc.	30,555	3,609
Pure Storage, Inc. *	164,289	2,847
Q2 Holdings, Inc. *	72,849	6,250
Rapid7, Inc. *	111,788	5,703
Rogers Corp. *	24,870	3,099
Science Applications International Corp.	81,782	6,353
Sprout Social, Inc. *	62,223	1,680
SVMK, Inc. *	307,432	7,237
Verra Mobility Corp *	295,923	3,042
Total		129,899

Materials (3.0%)
Axalta Coating Systems, Ltd. *	139,201	3,139
Boise Cascade Co.	104,908	3,946
Graphic Packaging Holding Co.	310,283	4,341
Ingevity Corp. *	56,380	2,964
Louisiana-Pacific Corp.	180,981	4,642
Total		19,032

Real Estate (2.8%)
Columbia Property Trust, Inc.	138,303	1,817
CoreSite Realty Corp.	28,447	3,444
Corporate Office Properties Trust	105,402	2,671
Essential Properties Realty Trust, Inc.	176,695	2,622
Independence Realty Trust, Inc.	283,620	3,259
PS Business Parks, Inc.	28,688	3,798
Total		17,611

Total Common Stocks (Cost: $524,279)		622,492

Short-Term Investments (1.5%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (1.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120% #	9,320,426	9,320
Total		9,320

Total Short-Term Investments (Cost: $9,320)		9,320

Total Investments (100.5%) (Cost: $533,599)@		631,812

Other Assets, Less Liabilities (-0.5%)		(2,970)

Net Assets (100.0%)		628,842

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $533,599 and the net unrealized appreciation of investments based on that cost was $98,213 which is comprised of $135,654 aggregate gross unrealized appreciation and $37,441 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$622,492	$—	$—
Short-Term Investments	9,320	—	—
Total Assets:	$631,812	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio (unaudited)

   Sector Allocation 6/30/20

Sector	% of Net Assets

Industrials	16.9%

Financials	14.2%

Consumer Discretionary	13.9%

Information Technology	13.2%

Health Care	12.4%

Real Estate	7.8%

Materials	4.7%

Short-Term Investments & Other Net Assets	4.1%

Consumer Staples	3.5%

Energy	2.8%

Communication Services	2.5%

Utilities	2.1%

Investment Companies	1.9%

   Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P SmallCap 600” and “Standard & Poor’s SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Stocks of smaller companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds and derivative instruments such as swap agreements and, to a lesser extent, futures contracts, for cash management purposes and to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (94.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.5%)
ATN International, Inc.	4,080	247
Cincinnati Bell, Inc. *	18,983	282
Cogent Communications Holdings, Inc.	15,754	1,219
Consolidated Communications Holdings, Inc. *	27,422	186
The E.W. Scripps Co. - Class A	20,600	180
Gannett Co., Inc.	49,593	68
Glu Mobile, Inc. *	49,407	458
Iridium Communications, Inc. *	36,735	934
The Marcus Corp.	8,684	115
Meredith Corp.	15,132	220
QuinStreet, Inc. *	17,554	184
Scholastic Corp.	11,387	341
Shenandoah Telecommunications Co.	17,589	867
Spok Holdings, Inc.	6,636	62
TechTarget, Inc. *	8,578	258
Vonage Holdings Corp. *	86,591	871
Total		6,492

Consumer Discretionary (13.9%)
Abercrombie & Fitch Co. - Class A	23,126	246
American Axle & Manufacturing Holdings, Inc. *	42,456	323
American Public Education, Inc. *	5,549	164
America’s Car-Mart, Inc. *	2,336	205
Asbury Automotive Group, Inc. *	7,242	560
Barnes & Noble Education, Inc. *	14,506	23
Bed Bath & Beyond, Inc.	47,511	504
Big Lots, Inc.	14,728	619
BJ’s Restaurants, Inc.	8,357	175
Bloomin’ Brands, Inc.	32,845	350
Boot Barn Holdings, Inc. *	10,816	233
Brinker International, Inc.	16,911	406
The Buckle, Inc.	10,758	169
Caleres, Inc.	15,105	126
Callaway Golf Co.	35,331	619
Capri Holdings, Ltd. *	56,076	876
The Cato Corp. - Class A	7,936	65

Common Stocks (94.0%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Cavco Industries, Inc. *	3,237	624
Century Communities, Inc. *	10,762	330
The Cheesecake Factory, Inc.	15,702	360
Chico’s FAS, Inc.	45,195	62
The Children’s Place, Inc.	5,460	204
Chuy’s Holdings, Inc. *	6,249	93
Conn’s, Inc. *	7,191	73
Cooper Tire & Rubber Co.	18,877	521
Cooper-Standard Holding, Inc. *	6,339	84
Core-Mark Holding Co., Inc.	16,927	422
Crocs, Inc. *	25,294	931
Dave & Buster’s Entertainment, Inc.	17,790	237
Designer Brands, Inc.	20,393	138
DineEquity, Inc.	6,164	260
Dorman Products, Inc. *	10,840	727
El Pollo Loco Holdings, Inc. *	7,380	109
Ethan Allen Interiors, Inc.	8,653	102
Express, Inc. *	24,199	37
Fiesta Restaurant Group, Inc. *	7,602	49
Fossil Group, Inc. *	17,468	81
Fox Factory Holding Corp. *	15,388	1,271
GameStop Corp. - Class A *	24,312	106
Garrett Motion, Inc. *	28,378	157
Genesco, Inc. *	5,237	113
Gentherm, Inc. *	12,239	476
G-III Apparel Group, Ltd. *	16,236	216
Group 1 Automotive, Inc.	6,414	423
Guess?, Inc.	16,507	160
Haverty Furniture Cos., Inc.	6,483	104
Hibbett Sports, Inc. *	6,207	130
Installed Building Products, Inc. *	7,941	546
iRobot Corp. *	10,468	878
Kontoor Brands, Inc.	17,580	313
La-Z-Boy, Inc.	17,282	468
LCI Industries	9,437	1,085
LGI Homes, Inc. *	8,190	721
Liquidity Services, Inc. *	10,218	61

Common Stocks (94.0%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Lithia Motors, Inc. - Class A	8,321	1,259
Lumber Liquidators Holdings, Inc. *	10,818	150
M.D.C. Holdings, Inc.	18,938	676
M/I Homes, Inc. *	10,708	369
Macy’s, Inc.	116,259	800
MarineMax, Inc. *	8,062	181
Meritage Homes Corp. *	13,268	1,010
The Michaels Cos., Inc. *	28,764	203
Monarch Casino & Resort, Inc. *	4,503	153
Monro Muffler Brake, Inc.	12,496	687
Motorcar Parts of America, Inc. *	7,120	126
Movado Group, Inc.	6,202	67
Office Depot, Inc.	197,602	464
Oxford Industries, Inc.	6,299	277
Perdoceo Education Corp. *	25,927	413
PetMed Express, Inc.	7,571	270
Red Robin Gourmet Burgers, Inc. *	4,846	49
Regis Corp. *	9,080	74
Rent-A-Center, Inc.	18,172	506
Ruth’s Hospitality Group, Inc.	11,811	96
Shake Shack, Inc. - Class A *	13,185	699
Shoe Carnival, Inc.	3,332	98
Shutterstock, Inc.	7,224	253
Signet Jewelers, Ltd.	19,651	202
Sleep Number Corp. *	10,375	432
Sonic Automotive, Inc. - Class A	9,046	289
Stamps.com, Inc. *	6,093	1,119
Standard Motor Products, Inc.	7,539	311
Steven Madden, Ltd.	28,721	709
Sturm, Ruger & Co., Inc.	6,235	474
Tupperware Brands Corp.	18,401	87
Unifi, Inc. *	5,471	70
Universal Electronics, Inc. *	5,223	245
Vera Bradley, Inc. *	8,627	38
Vista Outdoor, Inc. *	21,780	315
Wingstop, Inc.	11,106	1,543
Winnebago Industries, Inc.	12,651	843
Wolverine World Wide, Inc.	30,480	726

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (94.0%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
YETI Holdings, Inc. *	25,136	1,074
Zumiez, Inc. *	7,542	206
Total		35,898

Consumer Staples (3.5%)
The Andersons, Inc.	12,352	170
B&G Foods, Inc.	24,071	587
Calavo Growers, Inc.	6,159	387
Cal-Maine Foods, Inc. *	11,370	506
Central Garden & Pet Co. *	3,606	130
Central Garden & Pet Co. - Class A *	14,720	497
The Chefs’ Warehouse, Inc. *	11,606	158
Coca-Cola Bottling Co. Consolidated	1,743	399
Fresh Del Monte Produce, Inc.	11,287	278
Inter Parfums, Inc.	6,629	319
J & J Snack Foods Corp.	5,602	712
John B. Sanfilippo & Son, Inc.	3,356	286
Medifast, Inc.	4,423	614
MGP Ingredients, Inc.	4,948	182
National Beverage Corp. *	4,375	267
PriceSmart, Inc.	8,387	506
Seneca Foods Corp. - Class A *	2,535	86
SpartanNash Co.	13,396	285
United Natural Foods, Inc. *	20,130	367
Universal Corp.	9,172	390
USANA Health Sciences, Inc. *	4,576	336
Vector Group, Ltd.	44,828	451
WD-40 Co.	5,131	1,017
Total		8,930

Energy (2.8%)
Archrock, Inc.	48,226	313
Bonanza Creek Energy, Inc. *	7,019	104
Bristow Group, Inc. *	2,505	35
Callon Petroleum Co. *	149,043	171
CONSOL Energy, Inc. *	9,772	50
Core Laboratories NV	16,690	339
Denbury Resources, Inc. *	190,148	52
DMC Global, Inc.	5,538	153
Dorian LPG, Ltd. *	10,113	78
Dril-Quip, Inc. *	13,163	392
Exterran Corp. *	10,454	56
Geospace Technologies Corp. *	5,130	39
Green Plains, Inc. *	12,526	128
Gulfport Energy Corp. *	54,618	60
Helix Energy Solutions Group, Inc. *	53,500	186

Common Stocks (94.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
Helmerich & Payne, Inc.	40,328	787
Laredo Petroleum, Inc. *	3,415	47
Matador Resources Co. *	41,136	350
Matrix Service Co. *	9,814	95
Nabors Industries, Ltd.	2,549	94
Newpark Resources, Inc. *	33,751	75
Oasis Petroleum, Inc. *	109,489	82
Oceaneering International, Inc. *	37,268	238
Oil States International, Inc. *	22,879	109
Par Pacific Holdings, Inc. *	14,560	131
Patterson-UTI Energy, Inc.	70,018	243
PDC Energy, Inc. *	35,876	446
Penn Virginia Corp. *	5,065	48
ProPetro Holding Corp. *	30,914	159
QEP Resources, Inc.	90,923	117
Range Resources Corp.	79,692	449
Renewable Energy Group, Inc. *	14,660	363
REX American Resources Corp. *	2,067	143
Ring Energy, Inc. *	22,459	26
RPC, Inc. *	19,395	60
SEACOR Holdings, Inc. *	6,641	188
SM Energy Co.	39,874	150
Southwestern Energy Co. *	203,365	521
Talos Energy, Inc. *	7,605	70
US Silica Holdings, Inc.	27,709	100
Valaris PLC *	74,500	49
Total		7,296

Financials (14.2%)
Allegiance Bancshares, Inc.	7,047	179
Ambac Financial Group, Inc. *	17,187	246
American Equity
Investment Life Holding Co.	34,361	849
Ameris Bancorp	24,505	578
AMERISAFE, Inc.	7,247	443
Apollo Commercial Real Estate Finance, Inc.	53,707	527
ARMOUR Residential REIT, Inc.	24,247	228
Axos Financial, Inc. *	19,485	430
Banc of California, Inc.	16,600	180
Banner Corp.	13,199	502

Common Stocks (94.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
Berkshire Hills Bancorp, Inc.	16,203	179
Blucora, Inc. *	17,964	205
Boston Private Financial Holdings, Inc.	30,710	211
Brightsphere Investment Group, Inc.	23,403	292
Brookline Bancorp, Inc.	29,628	299
Cadence Bancorp	47,278	419
Capstead Mortgage Corp.	36,189	199
Central Pacific Financial Corp.	10,555	169
City Holding Co.	6,063	395
Columbia Banking System, Inc.	26,869	762
Community Bank System, Inc.	19,558	1,115
Customers Bancorp, Inc. *	10,869	131
CVB Financial Corp.	48,331	906
Dime Community Bancshares	10,753	148
Donnelley Financial Solutions, Inc. *	11,525	97
Eagle Bancorp, Inc.	12,088	396
eHealth, Inc. *	9,616	945
Employers Holdings, Inc.	11,403	344
Encore Capital Group, Inc. *	10,436	357
Enova International, Inc. *	11,277	168
EZCORP, Inc. - Class A *	19,559	123
First Bancorp	81,903	458
First Commonwealth Financial Corp.	36,843	305
First Financial Bancorp	36,778	511
First Midwest Bancorp, Inc.	42,879	572
Flagstar Bancorp, Inc.	12,992	382
Franklin Financial Network, Inc.	5,097	131
Granite Point Mortgage Trust, Inc.	20,700	149
Great Western Bancorp, Inc.	20,654	284
Green Dot Corp. - Class A *	18,299	898
Greenhill & Co., Inc.	5,500	55
Hanmi Financial Corp.	11,494	112
HCI Group, Inc.	2,366	109
Heritage Financial Corp. of Washington	13,473	269
HomeStreet, Inc.	8,784	216
Hope Bancorp, Inc.	46,250	426
Horace Mann Educators Corp.	15,502	569

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (94.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
Independent Bank Corp.	12,365	830
Independent Bank Group, Inc.	13,735	556
INTL FCStone, Inc. *	6,133	337
Invesco Mortgage Capital, Inc.	67,763	253
James River Group Holdings, Ltd.	11,458	516
Kinsale Capital Group, Inc.	7,770	1,206
KKR Real Estate Finance Trust, Inc.	8,748	145
Meta Financial Group, Inc.	11,953	217
National Bank Holding Corp. - Class A	11,474	310
NBT Bancorp, Inc.	16,364	503
New York Mortgage Trust, Inc.	141,711	370
NMI Holdings, Inc. - Class A *	31,815	512
Northfield Bancorp, Inc.	16,285	188
Northwest Bancshares, Inc.	44,542	455
OFG Bancorp	19,275	258
Old National Bancorp	61,856	851
Pacific Premier Bancorp, Inc.	30,341	658
Palomar Holdings, Inc. *	6,647	570
PennyMac Mortgage
Investment Trust	37,483	657
Piper Jaffray Cos., Inc.	5,445	322
PRA Group, Inc. *	17,097	661
Preferred Bank	5,096	218
ProAssurance Corp.	20,215	292
Provident Financial Services, Inc.	22,517	325
Ready Capital Corp.	14,205	123
Redwood Trust, Inc.	43,110	302
S&T Bancorp, Inc.	14,291	335
Safety Insurance Group, Inc.	5,460	416
Seacoast Banking Corp. of Florida *	19,788	404
ServisFirst Bancshares, Inc.	17,384	622
Simmons First National Corp. - Class A	40,910	700
Southside Bancshares, Inc.	11,650	323
Stewart Information Services Corp.	8,891	289
Third Point Reinsurance, Ltd. *	30,278	227
Tompkins Financial Corp.	4,589	297
Triumph Bancorp, Inc. *	8,323	202
TrustCo Bank Corp.	36,204	229

Common Stocks (94.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
United Community Banks, Inc.	29,392	591
United Fire Group, Inc.	7,983	221
United Insurance Holdings Corp.	7,746	61
Universal Insurance Holdings, Inc.	11,192	199
Veritex Holdings, Inc.	17,211	305
Virtus Investment Partners, Inc.	2,723	317
Waddell & Reed Financial, Inc. - Class A	24,637	382
Walker & Dunlop, Inc.	10,844	551
Westamerica Bancorporation	10,114	581
WisdomTree Investments, Inc.	44,632	155
World Acceptance Corp. *	1,973	129
Total		36,639

Health Care (12.4%)
Addus HomeCare Corp. *	5,082	470
Allscripts Healthcare Solutions, Inc. *	61,026	413
AMAG Pharmaceuticals, Inc. *	12,867	98
AMN Healthcare Services, Inc. *	17,636	798
Amphastar Pharmaceuticals, Inc. *	12,661	284
AngioDynamics, Inc. *	14,152	144
ANI Pharmaceuticals, Inc. *	3,564	115
Anika Therapeutics, Inc. *	5,332	201
BioTelemetry, Inc. *	12,819	579
Cardiovascular Systems, Inc. *	13,243	418
Coherus Biosciences, Inc. *	22,896	409
Community Health Systems, Inc. *	44,926	135
Computer Programs and Systems, Inc.	4,740	108
CONMED Corp.	10,713	771
Corcept Therapeutics, Inc. *	38,722	651
CorVel Corp. *	3,306	234
Covetrus, Inc. *	36,564	654
Cross Country Healthcare, Inc. *	14,064	87
CryoLife, Inc. *	14,169	272
Cutera, Inc. *	6,556	80
Cytokinetics, Inc. *	22,327	526
Eagle Pharmaceuticals, Inc. *	3,802	182

Common Stocks (94.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Emergent Biosolutions, Inc. *	16,730	1,323
Enanta Pharmaceuticals, Inc. *	6,083	305
Endo International PLC *	76,751	263
Ensign Group, Inc.	18,941	793
Glaukos Corp. *	14,945	574
Hanger, Inc. *	14,189	235
HealthStream, Inc. *	9,490	210
Heska Corp. *	3,173	296
HMS Holdings Corp. *	33,193	1,075
Innoviva, Inc. *	25,105	351
Inogen, Inc. *	6,870	244
Integer Holdings Corp. *	12,327	901
Invacare Corp.	12,922	82
Lannett Co., Inc. *	12,574	91
Lantheus Holdings, Inc. *	24,793	355
LeMaitre Vascular, Inc.	6,212	164
Luminex Corp.	15,987	520
Magellan Health, Inc. *	8,343	609
Medpace Holdings, Inc. *	10,093	939
Meridian Bioscience, Inc. *	16,081	375
Merit Medical Systems, Inc. *	20,793	949
Mesa Laboratories, Inc.	1,519	329
Momenta Pharmaceuticals, Inc. *	44,191	1,470
Myriad Genetics, Inc. *	27,990	317
Natus Medical, Inc. *	12,690	277
Neogen Corp. *	19,864	1,542
NeoGenomics, Inc. *	41,220	1,277
NextGen Healthcare, Inc. *	18,365	202
Omnicell, Inc. *	16,001	1,130
OraSure Technologies, Inc. *	26,740	311
Orthofix Medical, Inc. *	7,209	231
Owens & Minor, Inc.	23,655	180
Pacira Biosciences, Inc. *	15,813	830
The Pennant Group, Inc. *	9,849	223
Phibro Animal Health Corp. - Class A	7,617	200
The Providence Service Corp. *	4,296	339
RadNet, Inc. *	15,705	249
REGENXBIO, Inc. *	11,884	438
Select Medical Holdings Corp. *	40,340	594
Simulations Plus, Inc.	4,603	275
Spectrum Pharmaceuticals, Inc. *	43,098	146

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (94.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Supernus Pharmaceuticals, Inc. *	19,725	469
Surmodics, Inc. *	5,109	221
Tabula Rasa HealthCare, Inc. *	7,692	421
Tactile Systems Technology, Inc. *	7,221	299
Tivity Health, Inc. *	16,383	186
US Physical Therapy, Inc.	4,822	391
Vanda Pharmaceuticals, Inc. *	20,364	233
Varex Imaging Corp. *	14,679	222
Xencor, Inc. *	18,619	603
Zynex, Inc. *	5,732	143
Total		32,031

Industrials (16.9%)
AAON, Inc.	15,237	827
AAR Corp.	12,387	256
ABM Industries, Inc.	25,015	908
Aegion Corp. *	11,520	183
Aerojet Rocketdyne Holdings, Inc. *	27,123	1,075
Aerovironment, Inc. *	8,108	646
Alamo Group, Inc.	3,651	375
Albany International Corp. - Class A	11,526	677
Allegiant Travel Co.	4,926	538
American Woodmark Corp. *	5,846	442
Apogee Enterprises, Inc.	9,881	228
Applied Industrial Technologies, Inc.	14,532	907
ArcBest Corp.	9,484	251
Arcosa, Inc.	18,100	764
Astec Industries, Inc.	8,479	393
Atlas Air Worldwide Holdings, Inc. *	9,809	422
AZZ, Inc.	9,821	337
Barnes Group, Inc.	17,801	704
Brady Corp. - Class A	18,179	851
Chart Industries, Inc. *	13,213	641
CIRCOR International, Inc. *	7,504	191
Comfort Systems USA, Inc.	13,692	558
Cubic Corp.	11,750	564
DXP Enterprises, Inc. *	6,055	121
Echo Global Logistics, Inc. *	9,992	216
Encore Wire Corp.	7,718	377
Enerpac Tool Group Corp.	19,964	351
EnPro Industries, Inc.	7,702	380
ESCO Technologies, Inc.	9,775	826
Exponent, Inc.	19,352	1,566

Common Stocks (94.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Federal Signal Corp.	22,617	672
Forrester Research, Inc. *	4,015	129
Forward Air Corp.	10,503	523
Foundation Building Materials, Inc. *	6,650	104
Franklin Electric Co., Inc.	14,385	755
Gibraltar Industries, Inc. *	12,167	584
GMS, Inc. *	15,889	391
Granite Construction, Inc.	17,548	336
The Greenbrier Cos., Inc.	12,264	279
Griffon Corp.	16,204	300
Harsco Corp. *	29,616	400
Hawaiian Holdings, Inc.	17,251	242
Heartland Express, Inc.	17,409	362
Heidrick & Struggles International, Inc.	7,236	156
Hillenbrand, Inc.	28,052	759
Hub Group, Inc. - Class A *	12,587	602
Insteel Industries, Inc.	6,870	131
Interface, Inc.	21,954	179
John Bean Technologies Corp.	11,889	1,023
Kaman Corp.	10,378	432
Kelly Services, Inc. - Class A	12,510	198
Korn Ferry	20,665	635
Lindsay Corp.	4,068	375
Lydall, Inc. *	6,643	90
Marten Transport, Ltd.	14,623	368
Matson, Inc.	16,159	470
Matthews International Corp. - Class A	11,739	224
Meritor, Inc. *	27,128	537
Moog, Inc. - Class A	11,264	597
Mueller Industries, Inc.	21,314	567
MYR Group, Inc. *	6,264	200
National Presto Industries, Inc.	1,897	166
NOW, Inc. *	41,037	354
Park Aerospace Corp.	7,318	81
Patrick Industries, Inc.	8,295	508
PGT Innovations, Inc. *	22,122	347
Pitney Bowes, Inc.	64,809	168
Powell Industries, Inc.	3,314	91
Proto Labs, Inc. *	9,991	1,124
Quanex Building Products Corp.	12,315	171
Raven Industries, Inc.	13,453	289
Resideo Technologies, Inc. *	46,233	542
Resources Connection, Inc.	11,344	136
RR Donnelley & Sons Co.	26,768	32
Saia, Inc. *	9,789	1,088

Common Stocks (94.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Simpson Manufacturing Co., Inc.	14,849	1,253
SkyWest, Inc.	18,824	614
SPX Corp. *	16,729	688
SPX Flow, Inc. *	16,011	599
Standex International Corp.	4,659	268
Sunrun Inc. *	29,816	588
Team, Inc. *	11,499	64
Tennant Co.	6,924	450
Titan International, Inc.	18,883	28
Triumph Group, Inc.	19,465	175
TrueBlue, Inc. *	13,563	207
UFP Industries, Inc.	22,939	1,136
UniFirst Corp.	5,724	1,024
US Ecology, Inc.	9,580	325
Veritiv Corp. *	4,706	80
Viad Corp.	7,652	146
Vicor Corp. *	6,945	500
Wabash National Corp.	19,841	211
Watts Water Technologies, Inc. - Class A	10,320	836
WESCO International, Inc. *	—	—p
Total		43,484

Information Technology (13.2%)
3D Systems Corp. *	44,630	312
8x8, Inc. *	38,910	623
ADTRAN, Inc.	18,005	197
Advanced Energy
Industries, Inc. *	14,366	974
Agilysys, Inc. *	7,555	136
Alarm.com Holdings, Inc. *	15,925	1,032
Applied Optoelectronics, Inc. *	7,254	79
Arlo Technologies, Inc. *	29,294	76
Axcelis Technologies, Inc. *	12,342	344
Badger Meter, Inc.	10,931	688
Bel Fuse, Inc. - Class B	3,800	41
Benchmark Electronics, Inc.	13,672	295
Bottomline Technologies, Inc. *	14,247	723
Brooks Automation, Inc.	27,691	1,225
CalAmp Corp. *	12,901	103
Cardtronics PLC *	13,521	324
CEVA, Inc. *	8,261	309
Cohu, Inc.	15,656	272
Comtech Telecommunications Corp.	9,285	157
CSG Systems International, Inc.	12,414	514
CTS Corp.	12,111	243

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (94.0%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Daktronics, Inc.	14,046	61
Diebold, Inc. *	29,092	176
Digi International, Inc. *	10,871	127
Diodes, Inc. *	15,657	794
DSP Group, Inc. *	8,713	138
Ebix, Inc.	8,361	187
ePlus, Inc. *	5,068	358
EVERTEC, Inc.	22,393	629
Exlservice Holdings, Inc. *	12,883	817
Extreme Networks, Inc. *	45,130	196
Fabrinet *	13,786	861
FARO Technologies, Inc. *	6,652	357
FormFactor, Inc. *	28,593	839
Harmonic, Inc. *	36,259	172
Ichor Holdings, Ltd. *	8,563	228
Insight Enterprises, Inc. *	13,239	651
Itron, Inc. *	13,419	889
Knowles Corp. *	32,299	493
Kulicke and Soffa Industries, Inc.	23,437	488
LivePerson, Inc. *	23,113	958
ManTech International Corp. - Class A	10,164	696
MaxLinear, Inc. - Class A *	24,720	531
Methode Electronics, Inc. - Class A	13,925	435
MicroStrategy, Inc. - Class A *	2,902	343
MTS Systems Corp.	6,716	118
NETGEAR, Inc. *	11,094	287
NIC, Inc.	25,142	577
OneSpan, Inc. *	12,259	342
Onto Innovation, Inc. *	17,863	608
OSI Systems, Inc. *	6,289	469
PC Connection, Inc.	4,117	191
PDF Solutions, Inc. *	10,584	207
Perficient, Inc. *	12,420	444
Photronics, Inc. *	24,448	272
Plantronics, Inc.	12,525	184
Plexus Corp. *	10,957	773
Power Integrations, Inc.	11,203	1,323
Progress Software Corp.	16,815	652
Rambus, Inc. *	42,527	646
Rogers Corp. *	7,006	873
Sanmina Corp. *	25,607	641
ScanSource, Inc. *	9,516	229
SMART Global Holdings, Inc. *	5,134	140
SPS Commerce, Inc. *	13,113	985
Sykes Enterprises, Inc. *	14,142	391
TTEC Holdings, Inc.	6,648	310
TTM Technologies, Inc. *	37,095	440

Common Stocks (94.0%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Ultra Clean Holdings, Inc. *	14,980	339
Unisys Corp. *	19,622	214
Veeco Instruments, Inc. *	18,557	250
Viavi Solutions, Inc. *	85,587	1,090
Virtusa Corp. *	11,313	367
Xperi Holding Corp.	43,178	637
Total		34,090

Materials (4.7%)
AdvanSix, Inc. *	10,513	123
American Vanguard Corp.	9,966	137
Arconic Corp. *	36,029	502
Balchem Corp.	12,133	1,151
Boise Cascade Co.	14,716	554
Century Aluminum Co. *	18,808	134
Clearwater Paper Corp. *	6,220	225
Cleveland-Cliffs, Inc.	149,649	826
Ferro Corp. *	30,876	369
FutureFuel Corp.	9,689	116
GCP Applied Technologies, Inc. *	20,259	376
H.B. Fuller Co.	19,301	861
Hawkins, Inc.	3,539	151
Haynes International, Inc.	4,714	110
Innospec, Inc.	9,221	712
Kaiser Aluminum Corp.	5,928	436
Koppers Holdings, Inc. *	7,877	148
Kraton Corp. *	11,959	207
Livent Corp. *	54,884	338
Materion Corp.	7,625	469
Mercer International, Inc.	15,069	123
Myers Industries, Inc.	13,428	195
Neenah Paper, Inc.	6,304	312
Olympic Steel, Inc.	3,423	40
P.H. Glatfelter	16,636	267
Quaker Chemical Corp.	4,867	904
Rayonier Advanced Materials, Inc. *	18,760	53
Schweitzer-Mauduit International, Inc.	11,712	391
Stepan Co.	7,509	729
SunCoke Energy, Inc.	31,071	92
TimkenSteel Corp. *	15,024	58
Tredegar Corp.	9,310	143
Trinseo SA	14,356	318
US Concrete, Inc. *	5,946	148
Warrior Met Coal, Inc.	19,210	296
Total		12,014

Real Estate (7.8%)
Acadia Realty Trust	32,321	420
Agree Realty Corp.	20,217	1,328

Common Stocks (94.0%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Alexander & Baldwin, Inc.	25,517	311
American Assets Trust, Inc.	18,041	502
Armada Hoffler Properties, Inc.	21,209	211
Brandywine Operating Partnership LP	63,875	696
CareTrust REIT, Inc.	35,933	617
Cedar Realty Trust, Inc.	32,421	32
Chatham Lodging Trust	17,631	108
Community Healthcare Trust, Inc.	7,731	316
DiamondRock Hospitality Co.	74,801	414
Diversified Healthcare Trust	89,312	395
Easterly Government Properties, Inc.	28,201	652
Essential Properties Realty Trust, Inc.	34,537	513
Four Corners Property Trust, Inc.	26,402	644
Franklin Street Properties Corp.	40,272	205
Getty Realty Corp.	12,898	383
Global Net Lease, Inc.	33,587	562
Hersha Hospitality Trust	13,517	78
Independence Realty Trust, Inc.	35,556	409
Industrial Logistics Properties Trust	24,473	503
Innovative Industrial Properties, Inc.	6,988	615
Investors Real Estate Trust	4,567	322
iStar, Inc.	27,282	336
Kite Realty Group Trust	31,580	364
Lexington Realty Trust	103,714	1,094
LTC Properties, Inc.	14,724	555
Marcus & Millichap, Inc. *	8,847	255
National Storage Affiliates Trust	23,281	667
NexPoint Residential Trust, Inc.	8,210	290
Office Properties Income Trust	18,096	470
Pennsylvania Real Estate Investment Trust	22,802	31
RE/MAX Holdings, Inc. - Class A	6,804	214
Realogy Holdings Corp.	43,314	321
Retail Opportunity Investments Corp.	123,954	1,083
RPT Realty	30,254	211
Safehold, Inc.	4,982	286
Saul Centers, Inc.	4,442	143

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (94.0%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
SITE Centers Corp.	55,857	452
The St. Joe Co. *	11,720	228
Summit Hotel Properties, Inc.	39,646	235
Tanger Factory Outlet Centers, Inc.	35,090	250
Uniti Group, Inc.	72,877	681
Universal Health Realty Income Trust	4,752	378
Urstadt Biddle Properties, Inc. - Class A	11,261	134
Washington Prime Group, Inc.	70,340	59
Washington Real Estate Investment Trust	30,904	686
Whitestone REIT	15,819	115
Xenia Hotels & Resorts, Inc.	42,595	397
Total		20,171

Utilities (2.1%)
American States Water Co.	13,847	1,089
Avista Corp.	25,264	919
California Water Service Group	18,289	872
El Paso Electric Co.	15,293	1,025
Northwest Natural Holding Co.	11,461	639
South Jersey Industries, Inc.	34,713	868
Total		5,412

Total Common Stocks (Cost: $251,353)		242,457

Preferred Stocks (–%)
Industrials (–%)
WESCO International, Inc., 10.625%, 6/22/25 *	—	—p
Total		—p

Total Preferred Stocks (Cost: $0)		—p

Investment Companies (1.9%)
Investment Companies (1.9%)
iShares Core S&P Small-Cap ETF	74,506	5,088
Total		5,088

Total Investment Companies (Cost: $5,037)		5,088

Short-Term Investments (3.7%)	Shares/ Par +	Value $ (000’s)
Commercial Paper (1.6%)
Chevron Corp. 0.000%, 10/1/20 144A	1,000,000	999
Exxon Mobil Corp.
0.000%, 7/9/20	500,000	500
0.000%, 7/29/20	500,000	500
Pfizer, Inc.
0.000%, 7/1/20 144A	500,000	500
0.000%, 10/5/20 144A	500,000	500
The Walt Disney Co.
0.000%, 7/22/20 144A	500,000	500
0.000%, 8/28/20 144A	500,000	500
Total		3,999

Money Market Funds (1.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120% #	4,701,073	4,701
Total		4,701

US Government & Agencies (0.3%)
Federal Home Loan Bank 0.000%, 9/16/20 ß	800,000	800
Total		800

Total Short-Term Investments (Cost: $9,499)		9,500

Total Investments (99.6%) (Cost: $265,889)@		257,045

Other Assets, Less Liabilities (0.4%)		915

Net Assets (100.0%)		257,960

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Over the Counter Derivatives

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
S&P SmallCap 600 Index	Morgan Stanley Capital Services	1-Month USD LIBOR + 22.0 basis points	S&P SmallCap 600 Index	5/21	9,760	$265	$265
						$265	$265

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	$265	$265	—	—	—	—

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
p	Amount is less than one thousand.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the value of these securities (in thousands) was $2,999 representing 1.2% of the net assets.

#	7-Day yield as of 6/30/2020.
ß

Cash or securities with an aggregate value of $800 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2020.

@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $265,889 and the net unrealized depreciation of investments based on that cost was $8,579 which is comprised of $42,799 aggregate gross unrealized appreciation and $51,378 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$242,457	$—	$—
Preferred Stocks	—p	—	—
Investment Companies	5,088	—	—
Short-Term Investments
Money Market Funds	4,701	—	—
All Others	—	4,799	—
Other Financial Instruments^
Total Return Swaps	—	265	—
Total Assets:	$252,246	$5,064	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio (unaudited)

   Sector Allocation 6/30/20

Sector	% of Net Assets

Financials	27.7%

Industrials	13.3%

Consumer Discretionary	10.5%

Information Technology	10.0%

Real Estate	8.7%

Health Care	8.6%

Utilities	5.9%

Energy	4.6%

Materials	4.3%

Consumer Staples	3.1%

Communication Services	2.1%

Short-Term Investments & Other Net Assets	1.2%

   Sector Allocation is subject to change.

Stocks of smaller companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest a portion of its assets in other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”), and business development companies (“BDCs”), and will bear its pro rata portion of such expenses. The market prices of ETFs, closed-end funds and BDCs may trade at a premium or discount to their net asset values and may be subject to trading halts by the applicable exchange, which may negatively impact the Portfolio. BDCs in particular may be less liquid and more adversely affected by poor economic or market conditions.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.1%)
Boston Omaha Corp. *	64,855	1,038
Cable One, Inc.	4,431	7,864
Scholastic Corp.	50,747	1,519
Total		10,421

Consumer Discretionary (10.5%)
Aaron’s, Inc.	120,839	5,486
BJ’s Restaurants, Inc.	34,300	718
Cavco Industries, Inc. *	26,298	5,072
Dorman Products, Inc. *	39,272	2,634
Express, Inc. *	347,327	535
Hanesbrands, Inc.	117,900	1,331
LCI Industries	33,360	3,836
Lumber Liquidators Holdings, Inc. *	140,838	1,952
Marriott Vacations Worldwide Corp.	22,360	1,838
Meritage Homes Corp. *	21,027	1,601
Monro Muffler Brake, Inc.	39,573	2,174
Papa John’s International, Inc.	38,222	3,035
Pool Corp.	19,262	5,237
Red Robin Gourmet Burgers, Inc. *	89,563	914
Sportsman’s Warehouse Holdings, Inc. *	266,298	3,795
Steven Madden, Ltd.	123,701	3,054
Strategic Education, Inc.	40,516	6,225
Visteon Corp. *	34,064	2,333
Total		51,770

Consumer Staples (3.1%)
Coca-Cola Bottling Co. Consolidated	7,855	1,800
Grocery Outlet Holding Corp. *	53,668	2,190
Nomad Foods, Ltd. *	278,320	5,970
Post Holdings, Inc. *	38,820	3,401
The Simply Good Foods Co. *	102,374	1,902
Total		15,263

Energy (4.6%)
Cactus, Inc.	132,639	2,736
ChampionX Corp. *	321,115	3,134
Dril-Quip, Inc. *	41,907	1,248
Frank’s International NV *	73,206	163
International Seaways, Inc.	115,885	1,894
Kimbell Royalty Partners LP	162,410	1,397

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Energy continued
Kosmos Energy, Ltd.	462,966	769
Liberty Oilfield Services, Inc.	337,395	1,849
Magnolia Oil & Gas Corp. *	270,217	1,637
Matador Resources Co. *	185,757	1,579
REX American Resources Corp. *	41,554	2,883
WPX Energy, Inc. *	496,895	3,170
Total		22,459

Financials (27.7%)
Assured Guaranty, Ltd.	31,773	776
Atlantic Capital Bancshares, Inc. *	77,972	948
BankUnited, Inc.	194,555	3,940
BOK Financial Corp.	16,592	936
BRP Group, Inc. *	98,511	1,701
Cannae Holdings, Inc. *	43,326	1,781
Capstead Mortgage Corp.	397,584	2,183
Columbia Banking System, Inc.	144,245	4,089
Conyers Park II Acquisition Corp. *	77,852	911
CrossFirst Bankshares, Inc. *	166,130	1,625
East West Bancorp, Inc.	71,814	2,603
Employers Holdings, Inc.	56,408	1,701
FB Financial Corp.	106,482	2,638
Glacier Bancorp, Inc.	106,336	3,753
Green Dot Corp. - Class A *	92,408	4,535
Hamilton Lane, Inc.	9,043	609
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	151,703	4,317
HarborOne Bancorp, Inc.	306,051	2,614
Hercules Capital, Inc.	226,500	2,371
Heritage Commerce Corp.	92,262	692
Heritage Financial Corp. of Washington	84,938	1,699
Home BancShares, Inc.	464,567	7,145
Hope Bancorp, Inc.	221,726	2,044
Houlihan Lokey, Inc.	87,081	4,845
Howard Bancorp, Inc. *	158,591	1,684
Independent Bank Corp.	29,849	2,003
James River Group Holdings, Ltd.	25,270	1,137

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
Live Oak Bancshares, Inc.	86,529	1,255
Main Street Capital Corp.	57,190	1,780
Meridian Bancorp, Inc.	180,196	2,090
National Bank Holding Corp. - Class A	129,303	3,491
Origin Bancorp, Inc.	89,054	1,959
Palomar Holdings, Inc. *	24,597	2,109
PCSB Financial Corp.	113,674	1,441
PennyMac Financial Services, Inc.	157,899	6,599
PennyMac Mortgage Investment Trust	138,436	2,427
Pinnacle Financial Partners, Inc.	107,689	4,522
Popular, Inc.	75,950	2,823
PRA Group, Inc. *	36,358	1,406
Primerica, Inc.	1,482	173
ProAssurance Corp.	87,484	1,266
Prosperity Bancshares, Inc.	62,192	3,693
Radian Group, Inc.	217,983	3,381
Redwood Trust, Inc.	133,399	934
Safety Insurance Group, Inc.	24,681	1,882
Selectquote, Inc. *	38,078	964
South State Corp.	56,644	2,700
State Auto Financial Corp.	99,486	1,776
TowneBank	201,866	3,803
Virtus Investment Partners, Inc.	24,441	2,842
Walker & Dunlop, Inc.	25,521	1,297
Webster Financial Corp.	105,776	3,026
Western Alliance Bancorporation	122,152	4,626
Wintrust Financial Corp.	21,995	959
WSFS Financial Corp.	181,453	5,208
Total		135,712

Health Care (8.6%)
Acceleron Pharma, Inc. *	5,600	533
Atrion Corp.	6,087	3,877
Avanos Medical, Inc. *	78,326	2,302
Cara Therapeutics, Inc. *	46,581	796
Ensign Group, Inc.	60,782	2,544
Envista Holdings Corp. *	110,485	2,330
Legend Biotech Corp. *	3,374	144
Mesa Laboratories, Inc.	8,710	1,888

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Molina Healthcare, Inc. *	7,234	1,287
Momenta Pharmaceuticals, Inc. *	87,900	2,924
Option Care Health, Inc. *	51,913	721
The Pennant Group, Inc. *	71,042	1,606
Phreesia, Inc. *	48,198	1,363
Quidel Corp. *	48,117	10,766
Radius Health, Inc. *	34,126	465
Select Medical Holdings Corp. *	213,088	3,139
Ultragenyx Pharmaceutical, Inc. *	14,085	1,102
West Pharmaceutical Services, Inc.	13,685	3,109
Xencor, Inc. *	33,798	1,095
Total		41,991

Industrials (13.3%)
Aegion Corp. *	245,007	3,888
Beacon Roofing Supply, Inc. *	97,926	2,582
Blue Bird Corp. *	92,849	1,392
Brady Corp. - Class A	46,707	2,187
CIRCOR International, Inc. *	84,032	2,141
Clarivate Analytics PLC *	140,137	3,129
Cubic Corp.	72,595	3,487
ESCO Technologies, Inc.	56,970	4,816
FTI Consulting, Inc. *	54,561	6,250
Helios Technologies, Inc.	73,281	2,730
Kirby Corp. *	23,328	1,250
Korn Ferry	19,700	605
Landstar System, Inc.	32,402	3,639
McGrath RentCorp	58,895	3,181
MSA Safety, Inc.	23,089	2,642
Parsons Corp. *	65,706	2,381
RBC Bearings, Inc. *	15,115	2,026
Rush Enterprises, Inc.	29,300	1,215
Ryder System, Inc.	39,260	1,473
SPX Corp. *	36,645	1,508
Stericycle, Inc. *	62,045	3,473
Thermon Group Holdings, Inc. *	103,670	1,511
Triumph Group, Inc.	291,611	2,627
UFP Industries, Inc.	109,008	5,397
Total		65,530

Information Technology (10.0%)
Belden, Inc.	176,755	5,753
Cabot Microelectronics Corp.	27,531	3,842
Ceridian HCM Holding, Inc. *	78,417	6,216

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Entegris, Inc.	64,531	3,811
Harmonic, Inc. *	700,376	3,327
i3 Verticals, Inc. *	93,901	2,841
Knowles Corp. *	231,785	3,537
Littelfuse, Inc.	42,990	7,335
MaxLinear, Inc. - Class A *	148,366	3,184
Onto Innovation, Inc. *	44,544	1,516
Rosetta Stone, Inc. *	124,663	2,102
Semtech Corp. *	38,341	2,002
Shift4 Payments, Inc. *	10,351	368
Workiva, Inc. *	26,381	1,411
Zendesk, Inc. *	19,646	1,739
Total		48,984

Materials (4.3%)
Alcoa Corp. *	125,800	1,414
American Vanguard Corp.	94,762	1,304
Carpenter Technology Corp.	86,479	2,100
Clearwater Paper Corp. *	100,959	3,648
Constellium SE *	284,545	2,185
Minerals Technologies, Inc.	56,186	2,637
Myers Industries, Inc.	143,411	2,086
Quaker Chemical Corp.	17,596	3,267
Reliance Steel & Aluminum Co.	26,887	2,552
Total		21,193

Real Estate (8.7%)
Acadia Realty Trust	75,483	980
American Campus Communities, Inc.	61,287	2,142
Cedar Realty Trust, Inc.	917,169	908
Douglas Emmett, Inc.	49,547	1,519
EastGroup Properties, Inc.	37,390	4,435
Healthcare Realty Trust, Inc.	114,978	3,368
JBG SMITH Properties	142,943	4,227
Potlatch Corp.	109,904	4,180
PS Business Parks, Inc.	25,167	3,332
Saul Centers, Inc.	70,853	2,286
The St. Joe Co. *	193,928	3,766
Sunstone Hotel Investors, Inc.	368,843	3,006
Terreno Realty Corp.	122,811	6,465
Washington Real Estate Investment Trust	92,978	2,064
Total		42,678

Utilities (5.9%)
California Water Service Group	54,940	2,621
Chesapeake Utilities Corp.	72,673	6,104

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Utilities continued
MGE Energy, Inc.	41,702	2,690
ONE Gas, Inc.	74,536	5,743
PNM Resources, Inc.	149,647	5,752
Portland General Electric Co.	31,374	1,312
RGC Resources, Inc.	39,163	947
Southwest Gas Holdings, Inc.	52,727	3,641
Total		28,810

Total Common Stocks (Cost: $433,067)		484,811

Short-Term Investments (1.0%)
Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120% #	4,989,718	4,990
Total		4,990

Total Short-Term Investments (Cost: $4,990)		4,990

Total Investments (99.8%) (Cost: $438,057)@		489,801

Other Assets, Less Liabilities (0.2%)		900

Net Assets (100.0%)		490,701

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $438,057 and the net unrealized appreciation of investments based on that cost was $51,744 which is comprised of $120,334 aggregate gross unrealized appreciation and $68,590 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$484,811	$—	$—
Short-Term Investments	4,990	—	—
Total Assets:	$489,801	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio (unaudited)

Sector Allocation 6/30/20
Sector	% of Net Assets

Information Technology	24.5%

Industrials	19.5%

Financials	16.7%

Health Care	13.6%

Consumer Staples	7.2%

Materials	6.4%

Consumer Discretionary	6.0%

Communication Services	4.2%

Real Estate	1.2%

Short-Term Investments & Other Net Assets	0.6%

Energy	0.1%

  Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

The Portfolio may invest a relatively high percentage of its assets in issuers located in a single sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

International Growth Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (99.4%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (4.2%)
Adevinta ASA - Class B *	Norway	271,815	2,740
Alphabet, Inc. - Class A *	United States	4,400	6,239
Rightmove PLC *	United Kingdom	502,500	3,396
Safaricom, Ltd.	Kenya	16,324,600	4,409
Schibsted ASA - Class B *	Norway	147,799	3,502
Tencent Holdings, Ltd.	Cayman Islands	202,000	12,975
Total			33,261

Consumer Discretionary (6.0%)
Alibaba Group Holding, Ltd. *	Cayman Islands	38,000	1,027
Alibaba Group Holding, Ltd., ADR *	Cayman Islands	65,279	14,081
Autoliv, Inc.	United States	51,500	3,322
InterContinental Hotels Group PLC, ADR	United Kingdom	85,884	3,810
LVMH Moet Hennessy Louis Vuitton SE *	France	43,600	19,097
USS Co., Ltd.	Japan	349,000	5,575
Total			46,912

Consumer Staples (7.2%)
BGF Retail Co., Ltd.	South Korea	12,924	1,493
Clicks Group, Ltd.	South Africa	297,852	3,609
Nestle SA	Switzerland	449,569	49,666
PriceSmart, Inc.	United States	29,000	1,750
Total			56,518

Energy (0.1%)
PrairieSky Royalty, Ltd.	Canada	102,400	647
Total			647

Financials (16.7%)
AIA Group, Ltd.	Hong Kong	2,532,688	23,572
B3 SA - Brasil, Bolsa, Balcao	Brazil	336,000	3,404
Berkshire Hathaway, Inc. - Class B *	United States	39,500	7,051
CME Group, Inc.	United States	18,300	2,974
Deutsche Borse Aktiengesellschaft	Germany	56,000	10,122
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	311,500	13,276
Housing Development Finance Corp., Ltd.	India	357,663	8,420
KBC Group NV *	Belgium	60,832	3,484
London Stock Exchange Group PLC	United Kingdom	80,900	8,369
Marsh & McLennan Cos., Inc.	United States	114,823	12,329
Moody’s Corp.	United States	43,700	12,006
MSCI, Inc.	United States	32,600	10,882
Prudential PLC	United Kingdom	232,763	3,505
S&P Global, Inc.	United States	37,900	12,487
Total			131,881

Common Stocks (99.4%)	Country	Shares/ Par +	Value $ (000’s)
Health Care (13.6%)
CSL, Ltd.	Australia	132,195	26,208
Dechra Pharmaceuticals PLC	United Kingdom	59,200	2,086
Hoya Corp. *	Japan	151,200	14,480
ResMed, Inc.	United States	71,500	13,728
Roche Holding AG	Switzerland	118,152	40,908
Sanofi	France	68,700	6,989
UCB SA	Belgium	25,751	2,981
Total			107,380

Industrials (19.5%)
Assa Abloy AB - Class B	Sweden	725,300	14,727
Atlas Copco AB - Class A *	Sweden	344,200	14,555
Auckland International Airport, Ltd. *	New Zealand	532,455	2,253
BAE Systems PLC *	United Kingdom	506,200	3,028
Canadian National Railway Co.	Canada	32,900	2,911
Canadian Pacific Railway, Ltd.	Canada	21,800	5,545
Edenred	France	152,800	6,676
Epiroc AB *	Sweden	500,900	6,233
Experian PLC	Jersey	395,200	13,784
FANUC Corp.	Japan	60,200	10,757
Interpump Group SpA	Italy	145,400	4,314
KONE Oyj	Finland	105,800	7,270
Legrand SA	France	108,700	8,248
MISUMI Group, Inc.	Japan	466,300	11,650
Nabtesco Corp. *	Japan	93,500	2,880
OSG Corp. *	Japan	184,700	2,828
Prosegur Cia de Seguridad SA *	Spain	392,749	913
Recruit Holdings Co., Ltd.	Japan	334,600	11,438
Safran SA *	France	71,200	7,122
Schindler Holding AG	Switzerland	40,693	9,567
Schindler Holding AG - Registered Shares	Switzerland	6,085	1,432
SHO-BOND Holdings Co., Ltd.	Japan	120,761	5,347
Total			153,478

Information Technology (24.5%)
Amadeus IT Group SA *	Spain	180,000	9,366
ASML Holding NV	Netherlands	96,800	35,485
Aspen Technology, Inc. *	United States	32,300	3,347
Azbil Corp.	Japan	217,800	6,634
Black Knight, Inc. *	United States	83,500	6,059
Keyence Corp.	Japan	68,800	28,725
Lam Research Corp.	United States	17,000	5,499
Mastercard, Inc. - Class A	United States	67,400	19,930
Network International Holdings PLC *	United Kingdom	465,900	2,542
NICE Systems, Ltd., ADR *	United States	25,900	4,901
SAP SE	Germany	227,419	31,656
Spectris PLC *	United Kingdom	160,500	5,014

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

Common Stocks (99.4%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology continued
Taiwan Semiconductor Manufacturing Co., Ltd. *	Taiwan	773,000	8,180
Temenos AG	Switzerland	36,100	5,597
Visa, Inc. - Class A	United States	103,725	20,037
Total			192,972

Materials (6.4%)
CRH PLC, ADR	Ireland	240,900	8,265
Franco-Nevada Corp.	Canada	39,600	5,532
Linde PLC	Ireland	97,355	20,492
Martin Marietta Materials, Inc.	United States	20,000	4,132
The Sherwin-Williams Co.	United States	18,900	10,921
Tikkurila Oyj *	Finland	86,400	1,202
Total			50,544

Common Stocks (99.4%)	Country	Shares/ Par +	Value $ (000’s)
Real Estate (1.2%)
Vonovia SE *	Germany	156,600	9,593
Total			9,593

Total Common Stocks (Cost: $590,550)			783,186

Short-Term Investments (0.6%)
Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%#	United States	4,994,153	4,994
Total			4,994

Total Short-Term Investments (Cost: $4,994)			4,994

Total Investments (100.0%) (Cost: $595,544)@			788,180

Other Assets, Less Liabilities (0.0%)			154

Net Assets (100.0%)			788,334

Investments Percentage by Country is based on Net Assets:
United States	20.6%
Switzerland	13.6%
Japan	13.0%
Germany	6.5%
France	6.0%
Other	40.3%
Total	100.0%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $595,544 and the net unrealized appreciation of investments based on that cost was $192,636 which is comprised of $211,390 aggregate gross unrealized appreciation and $18,754 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$6,239	$27,022	$ —
Consumer Discretionary	21,213	25,699	—
Consumer Staples	1,750	54,768	—
Financials	61,133	70,748	—
Health Care	13,728	93,652	—
Industrials	8,456	145,022	—
Information Technology	59,773	133,199	—
Materials	28,850	21,694	—
Real Estate	—	9,593	—
All Others	647	—	—
Short-Term Investments	4,994	—	—

Total Assets:	$206,783	$581,397	$ —

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio (unaudited)

Sector Allocation 6/30/20
Sector	% of Net Assets

Financials	15.9%

Industrials	15.8%

Health Care	13.4%

Consumer Staples	10.3%

Information Technology	9.6%

Materials	8.4%

Consumer Discretionary	8.0%

Communication Services	7.3%

Utilities	3.7%

Energy	3.6%

Real Estate	2.7%

Short-Term Investments & Other Net Assets	1.3%

   Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of that sector.

Research International Core Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (98.7%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (7.3%)
Advanced Info Service PCL	Thailand	518,100	3,101
carsales.com, Ltd.	Australia	103,094	1,268
Hellenic Telecommunications Organization SA	Greece	269,376	3,669
KDDI Corp.	Japan	328,100	9,837
NAVER Corp.	South Korea	37,135	8,328
NetEase, Inc., ADR	Cayman Islands	15,733	6,756
SEEK, Ltd.	Australia	129,491	1,966
SoftBank Group Corp.	Japan	186,800	9,413
Tele2 AB	Sweden	304,861	4,038
Tencent Holdings, Ltd.	Cayman Islands	96,200	6,179
Total			54,555

Consumer Discretionary (8.0%)
adidas AG *	Germany	31,183	8,158
Burberry Group PLC	United Kingdom	97,779	1,935
Cie Financiere Richemont SA	Switzerland	69,019	4,395
Flutter Entertainment PLC	Ireland	25,812	3,385
Koito Manufacturing Co., Ltd.	Japan	129,000	5,193
LVMH Moet Hennessy Louis Vuitton SE	France	30,717	13,454
Techtronic Industries Co., Ltd.	Hong Kong	951,000	9,278
USS Co., Ltd.	Japan	409,300	6,539
Yamaha Corp.	Japan	41,100	1,933
Yum China Holdings, Inc.	United States	106,653	5,127
Total			59,397

Consumer Staples (10.3%)
British American Tobacco PLC	United Kingdom	268,935	10,333
Danone SA *	France	123,520	8,536
Diageo PLC	United Kingdom	298,827	9,919
Japan Tobacco, Inc.	Japan	240,900	4,470
Kao Corp.	Japan	96,200	7,616
Nestle SA	Switzerland	221,139	24,430
Reckitt Benckiser Group PLC	United Kingdom	103,209	9,498
Sugi Holdings Co.	Japan	23,400	1,583
Total			76,385

Energy (3.6%)
BP PLC	United Kingdom	1,731,792	6,581
Cairn Energy PLC *	United Kingdom	1,639,051	2,389
Eni SpA	Italy	409,506	3,899
Galp Energia SGPS SA	Portugal	420,976	4,863
Idemitsu Kosan Co., Ltd.	Japan	160,100	3,397
Oil Search, Ltd.	Papua New Guinea	1,046,964	2,306
TC Energy Corp.	Canada	74,732	3,193
Total			26,628

Common Stocks (98.7%)	Country	Shares/ Par +	Value $ (000’s)
Financials (15.9%)
AIA Group, Ltd.	Hong Kong	1,453,200	13,525
AIB Group PLC *	Ireland	1,936,363	2,432
Aon PLC	Ireland	61,841	11,911
Bank Central Asia Tbk PT	Indonesia	1,509,500	3,010
BNP Paribas SA *	France	273,167	10,829
Euronext NV	Netherlands	125,284	12,547
HDFC Bank, Ltd.	India	435,931	6,218
Hiscox, Ltd.	Bermuda	526,412	5,138
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	183,100	7,803
Julius Baer Group, Ltd.	Switzerland	172,455	7,204
KBC Group NV	Belgium	148,327	8,495
Macquarie Group, Ltd.	Australia	57,731	4,752
Mitsubishi UFJ Financial Group, Inc.	Japan	1,729,100	6,763
UBS Group AG	Switzerland	864,305	9,930
Zurich Insurance Group AG	Switzerland	23,073	8,126
Total			118,683

Health Care (13.4%)
Bayer AG	Germany	144,369	10,597
Essilor International SA *	France	74,403	9,536
Kyowa Hakko Kirin Co., Ltd.	Japan	300,900	7,895
Novo Nordisk AS - Class B	Denmark	281,512	18,217
Roche Holding AG	Switzerland	77,264	26,751
Santen Pharmaceutical Co., Ltd.	Japan	654,600	12,033
Sonic Healthcare, Ltd.	Australia	232,099	4,900
Terumo Corp.	Japan	255,200	9,661
Total			99,590

Industrials (15.8%)
51job, Inc. *	Cayman Islands	49,428	3,548
Aena SA *	Spain	23,367	3,111
Brambles, Ltd.	Australia	875,232	6,584
Daikin Industries, Ltd.	Japan	83,000	13,347
GEA Group AG	Germany	197,508	6,233
Hitachi, Ltd.	Japan	253,600	8,006
Kubota Corp.	Japan	559,800	8,349
Legrand SA	France	112,871	8,564
Melrose Industries PLC	United Kingdom	1,424,947	2,008
Persol Holdings Co., Ltd.	Japan	190,200	2,613
RELX PLC	United Kingdom	158,091	3,654
Ritchie Bros Auctioneers, Inc.	Canada	112,507	4,580
Ryanair Holdings PLC *	Ireland	42,336	2,809
Schindler Holding AG	Switzerland	32,441	7,627
Schneider Electric SE	France	166,024	18,407
SMC Corp.	Japan	6,800	3,471
TOTO, Ltd.	Japan	156,200	5,986
Wolters Kluwer NV	Netherlands	108,558	8,469
Total			117,366

Information Technology (9.6%)
Amadeus IT Group SA	Spain	109,566	5,701
Cadence Design Systems, Inc. *	United States	46,879	4,499

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

Common Stocks (98.7%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology continued
Check Point Software Technologies, Ltd. *	Israel	23,701	2,546
Constellation Software, Inc.	Canada	4,265	4,816
EPAM Systems, Inc. *	United States	26,233	6,611
Fujitsu, Ltd.	Japan	38,000	4,448
Kyocera Corp.	Japan	111,400	6,062
Nomura Research Institute, Ltd.	Japan	225,100	6,142
NXP Semiconductors NV	Netherlands	55,615	6,342
Samsung Electronics Co., Ltd.	South Korea	125,203	5,550
Scout24 AG	Germany	62,224	4,837
Silicon Motion Technology Corp., ADR	Cayman Islands	62,889	3,067
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	612,189	6,478
Visa, Inc. - Class A	United States	22,407	4,328
Total			71,427

Materials (8.4%)
Akzo Nobel NV	Netherlands	113,943	10,194
Croda International PLC	United Kingdom	131,154	8,534
Kansai Paint Co., Ltd.	Japan	158,900	3,349
Linde PLC	Ireland	82,355	17,335
Nitto Denko Corp.	Japan	103,300	5,845
Sika AG	Switzerland	40,513	7,787
Symrise AG	Germany	82,231	9,540
Total			62,584

Common Stocks (98.7%)	Country	Shares/ Par +	Value $ (000’s)

Real Estate (2.7%)
Grand City Properties SA	Luxembourg	442,258	10,200
LEG Immobilien AG *	Germany	80,893	10,263
Total			20,463

Utilities (3.7%)
APA Group	Australia	454,814	3,502
China Resources Gas Group, Ltd.	Bermuda	606,000	2,949
CLP Holdings, Ltd.	Hong Kong	511,500	5,009
E.ON SE	Germany	268,805	3,022
Iberdrola, SA	Spain	812,222	9,408
Orsted A/S	Denmark	32,142	3,707
Total			27,597

Total Common Stocks (Cost: $660,942)			734,675

Short-Term Investments (1.0%)
Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%#	United States	7,691,305	7,691
Total			7,691

Total Short-Term Investments (Cost: $7,691)			7,691

Total Investments (99.7%) (Cost: $668,633)@			742,366

Other Assets, Less Liabilities (0.3%)			2,315

Net Assets (100.0%)			744,681

Investments Percentage by Country is based on Net Assets:
Japan	20.9%
Switzerland	12.9%
France	9.4%
United Kingdom	7.4%
Germany	7.1%
Netherlands	5.1%
Ireland	5.0%
Other	31.9%

Total	99.7%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $668,633 and the net unrealized appreciation of investments based on that cost was $73,733 which is comprised of $135,018 aggregate gross unrealized appreciation and $61,285 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$6,756	$47,799	$—
Consumer Discretionary	5,127	54,270	—
Energy	3,193	23,435	—
Financials	11,911	106,772	—
Industrials	10,937	106,429	—
Information Technology	32,209	39,218	—
All Others	—	286,619	—
Short-Term Investments	7,691	—	—
Total Assets:	$77,824	$664,542	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio (unaudited)

Sector Allocation 6/30/20

Sector	% of Net Assets

Health Care	17.7%

Industrials	12.4%

Information Technology	10.8%

Materials	9.9%

Communication Services	9.2%

Consumer Discretionary	8.4%

Consumer Staples	7.2%

Financials	7.0%

Utilities	4.9%

Real Estate	4.7%

Energy	3.9%

Short-Term Investments & Other Net Assets	3.9%

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of that sector.

International Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (96.1%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (9.2%)
China Telecom Corp., Ltd. - Class H	China	23,855,410	6,687
Deutsche Telekom AG	Germany	3,084,630	51,598
KDDI Corp.	Japan	1,350,900	40,504
Singapore Telecommunications, Ltd.	Singapore	10,498,070	18,628
Vodafone Group PLC	United Kingdom	14,694,534	23,431

Total			140,848

Consumer Discretionary (8.4%)
adidas AG *	Germany	29,860	7,812
Alibaba Group Holding, Ltd., ADR *	Cayman Islands	51,630	11,137
Cie Generale des Etablissements Michelin *	France	224,968	23,306
Honda Motor Co., Ltd.	Japan	731,730	18,707
Isuzu Motors, Ltd.	Japan	2,727,800	24,633
Sony Corp. *	Japan	402,100	27,536
Yum China Holdings, Inc.	United States	315,390	15,161

Total			128,292

Consumer Staples (7.2%)
Kirin Holdings Co., Ltd. *	Japan	1,710,920	36,081
Matsumotokiyoshi Holdings Co., Ltd.	Japan	738,700	26,755
Seven & i Holdings Co., Ltd.	Japan	892,400	29,123
Suntory Beverage & Food, Ltd. *	Japan	457,900	17,855

Total			109,814

Energy (3.9%)
BP PLC	United Kingdom	3,055,570	11,612
Eni SpA	Italy	1,246,735	11,872
Equinor ASA *	Norway	1,161,820	16,523
TOTAL SA *	France	536,670	20,441

Total			60,448

Financials (7.0%)
AIA Group, Ltd.	Hong Kong	3,385,250	31,507
ING Groep NV *	Netherlands	1,292,482	8,979
KB Financial Group, Inc., ADR *	South Korea	602,490	16,761
Standard Chartered PLC *	United Kingdom	4,004,262	21,800
Sumitomo Mitsui Financial Group, Inc.	Japan	987,770	27,779

Total			106,826

Health Care (17.7%)
Bayer AG	Germany	695,558	51,054
Fresenius Medical Care AG & Co. *	Germany	479,200	40,856
Novartis AG *	Switzerland	504,950	43,875
Roche Holding AG	Switzerland	119,920	41,520
Sanofi	France	416,285	42,352
Sinopharm Group Co., Ltd. - Class H	China	3,735,000	9,572
Takeda Pharmaceutical Co., Ltd.	Japan	1,205,917	43,040

Total			272,269

Common Stocks (96.1%)	Country	Shares/ Par +	Value $ (000’s)
Industrials (12.4%)
A.P. Moeller - Maersk AS - Class B	Denmark	9,850	11,466
BAE Systems PLC *	United Kingdom	4,797,010	28,693
CK Hutchison Holdings, Ltd.	Cayman Islands	3,262,790	20,916
East Japan Railway Co.	Japan	373,800	25,904
Hitachi, Ltd. *	Japan	477,200	15,065
Komatsu, Ltd.	Japan	1,315,800	26,901
Mitsubishi Electric Corp.	Japan	2,467,400	32,040
Siemens AG	Germany	205,900	24,187
Siemens AG, ADR	Germany	91,780	5,414

Total			190,586

Information Technology (10.8%)
Catcher Technology Co., Ltd. *	Taiwan	3,844,000	28,862
Infineon Technologies AG	Germany	466,720	10,909
Kyocera Corp.	Japan	555,700	30,236
NXP Semiconductors NV	Netherlands	232,120	26,471
Samsung Electronics Co., Ltd. *	South Korea	975,400	43,239
Taiwan Semiconductor Manufacturing Co., Ltd. *	Taiwan	2,451,785	25,945

Total			165,662

Materials (9.9%)
Air Liquide SA	France	108,250	15,598
Barrick Gold Corp.	Canada	1,052,030	28,342
Covestro AG *	Germany	420,660	15,964
Johnson Matthey PLC	United Kingdom	356,560	9,255
Sumitomo Metal Mining Co., Ltd.	Japan	984,840	27,498
Wheaton Precious Metals Corp.	Canada	711,150	31,278
Yara International ASA	Norway	707,580	24,584

Total			152,519

Real Estate (4.7%)
CK Asset Holdings, Ltd.	Cayman Islands	5,205,240	30,953
Mitsui Fudosan Co., Ltd.	Japan	855,330	15,156
Sun Hung Kai Properties	Hong Kong	1,432,740	18,259
Swire Pacific, Ltd. - Class A	Hong Kong	1,389,390	7,349

Total			71,717

Utilities (4.9%)
E.ON SE	Germany	4,532,810	50,961
Veolia Environnement SA	France	1,093,350	24,558

Total			75,519

Total Common Stocks (Cost: $1,470,729)			1,474,500

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

Short-Term Investments (3.7%)	Country	Shares/ Par +	Value $ (000’s)
Money Market Funds (3.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%#	United States	51,874,796	51,875

Total			51,875

Short-Term Investments (3.7%)	Country	Shares/ Par +	Value $ (000’s)
US Government & Agencies (0.3%)
Federal Home Loan Bank 0.000%, 7/01/20 USD	United States	4,600,000	4,600

Total			4,600

Total Short-Term Investments (Cost: $56,475)			56,475

Total Investments (99.8%) (Cost: $1,527,204)@			1,530,975

Other Assets, Less Liabilities (0.2%)			3,302

Net Assets (100.0%)			1,534,277

Investments Percentage by Country is based on Net Assets:

Japan	30.4%
Germany	16.8%
France	8.2%
United Kingdom	6.1%
Switzerland	5.5%
Other	32.8%

Total	99.8%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,527,204 and the net unrealized appreciation of investments based on that cost was $3,772 which is comprised of $137,611 aggregate gross unrealized appreciation and $133,839 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$26,298	$101,994	$—
Financials	16,761	90,065	—
Industrials	5,414	185,172	—
Information Technology	26,471	139,191	—
Materials	59,620	92,899	—
All Others	—	730,615	—
Short-Term Investments
Money Market Funds	51,875	—	—
All Others	—	4,600	—

Total Assets:	$186,439	$1,344,536	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio (unaudited)

    Sector Allocation 6/30/20

Sector	% of Net Assets

Financials	21.1%

Information Technology	19.9%

Consumer Discretionary	18.2%

Communication Services	13.3%

Consumer Staples	7.7%

Materials	5.9%

Real Estate	3.6%

Energy	3.1%

Industrials	2.5%

Short-Term Investments & Other Net Assets	2.5%

Health Care	1.2%

Utilities	1.0%

    Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of that sector.

Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (93.4%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (13.3%)
58.com, Inc., ADR *	Cayman Islands	216,144	11,659
Autohome, Inc., ADR	Cayman Islands	110,969	8,378
China Mobile, Ltd.	Hong Kong	452,000	3,054
Tencent Holdings, Ltd.	Cayman Islands	1,089,000	69,951
Yandex NV *	Netherlands	217,937	10,901

Total			103,943

Consumer Discretionary (18.2%)
Astra International Tbk PT	Indonesia	22,617,600	7,604

China Tourism Group Duty
Free Corp, Ltd. - Class A *	China	845,097	18,511
Huazhu Group, Ltd., ADR	Cayman Islands	256,953	9,006
Meituan Dianping - Class B *	Cayman Islands	578,900	12,859
MercadoLibre, Inc. *	United States	16,610	16,374
Midea Group Co., Ltd. - Class A	China	1,651,267	13,968
Naspers, Ltd. - Class N	South Africa	100,925	18,412
New Oriental Education & Technology Group, Inc., ADR *	Cayman Islands	56,324	7,335
Prosus NV *	Netherlands	168,272	15,617
Sands China, Ltd.	Cayman Islands	2,907,600	11,378
Shenzhou International Group Holdings, Ltd.	Cayman Islands	566,600	6,812
Yum China Holdings, Inc.	United States	93,383	4,489

Total			142,365

Consumer Staples (7.7%)
BIM Birlesik Magazalar AS	Turkey	496,799	4,928
Budweiser Brewing Co. APAC, Ltd.	Cayman Islands	2,868,400	8,333
Fomento Economico Mexicano SAB de CV, ADR	Mexico	178,000	11,038
Hindustan Unilever, Ltd.	India	283,719	8,190
ITC, Ltd. *	India	3,820,222	9,910
Kweichow Moutai Co., Ltd. - Class A	China	84,080	17,401

Total			59,800

Energy (2.3%)
LUKOIL PJSC, ADR	Russia	145,725	10,810
Novatek PJSC	Russia	487,248	6,954

Total			17,764

Financials (21.1%)
AIA Group, Ltd.	Hong Kong	1,415,800	13,177
Banco Bradesco SA, ADR	Brazil	3,402,564	12,964
Bank Central Asia Tbk PT	Indonesia	5,830,900	11,628
Bank of the Philippine Islands	Philippines	3,580,636	5,210
China Merchants Bank Co., Ltd. - Class H	China	2,409,000	11,095
Grupo Financiero Banorte SAB de CV *	Mexico	2,341,660	8,103

Common Stocks (93.4%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	376,092	16,029
Housing Development Finance Corp., Ltd.	India	830,750	19,557
Kotak Mahindra Bank, Ltd.	India	777,384	13,945
Ping An Insurance Group Co. of China, Ltd. - Class H	China	2,979,500	29,756
PT Bank Rakyat Indonesia Persero Tbk	Indonesia	32,769,700	6,995
Sberbank of Russia PJSC	Russia	2,782,576	7,958
SBI Life Insurance Co., Ltd. *	India	812,431	8,708

Total			165,125

Health Care (1.2%)
Wuxi Biologics Cayman, Inc. *	Cayman Islands	506,000	9,271

Total			9,271

Industrials (2.5%)
Grupo Aeroportuario del Sureste SAB de CV - Class B *	Mexico	356,880	3,998
Shanghai International Airport Co., Ltd. - Class A	China	919,281	9,324
WEG SA	Brazil	693,733	6,456

Total			19,778

Information Technology (16.6%)
ASML Holding NV	Netherlands	27,905	10,229
LONGi Green Energy Technology Co., Ltd. - Class A	China	1,753,907	10,110
Samsung Electronics Co., Ltd.	South Korea	752,750	33,369
Samsung SDI Co., Ltd.	South Korea	25,952	7,937
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,920,290	52,067
Tata Consultancy Services, Ltd.	India	570,339	15,809

Total			129,521

Materials (5.9%)
Indocement Tunggal Prakarsa Tbk PT *	Indonesia	2,576,400	2,130
LG Chem, Ltd.	South Korea	33,377	13,790
Mondi PLC *	United Kingdom	284,700	5,319
UltraTech Cement, Ltd.	India	170,064	8,821
Vale SA, ADR	Brazil	1,538,770	15,865

Total			45,925

Real Estate (3.6%)
Ayala Land, Inc.	Philippines	17,314,820	11,592
China Resources Land, Ltd.	Cayman Islands	4,460,000	16,853

Total			28,445

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

Common Stocks (93.4%)	Country	Shares/ Par +	Value $ (000’s)
Utilities (1.0%)
China Resources Gas Group, Ltd.	Bermuda	1,592,000	7,747

Total			7,747

Total Common Stocks (Cost: $641,805)			729,684

Preferred Stocks (4.1%)
Energy (0.8%)
Petroleo Brasileiro SA	Brazil	1,438,234	5,699

Total			5,699

Information Technology (3.3%)
Samsung Electronics Co., Ltd.	South Korea	663,434	25,909

Total			25,909

Total Preferred Stocks (Cost: $32,331)			31,608

Short-Term Investments (2.3%)	Country	Shares/ Par +	Value $ (000’s)
Money Market Funds (2.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%#	United States	17,971,116	17,971

Total			17,971

Total Short-Term Investments (Cost: $17,971)			17,971

Total Investments (99.8%) (Cost: $692,107)@			779,263

Other Assets, Less Liabilities (0.2%)			1,770

Net Assets (100.0%)			781,033

Investments Percentage by Country is based on Net Assets:

Cayman Islands	21.8%
China	14.1%
India	10.9%
South Korea	10.4%
Taiwan	6.7%
Brazil	5.3%
United States	5.0%
Other	25.6%

Total	99.8%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $692,107 and the net unrealized appreciation of investments based on that cost was $87,156 which is comprised of $152,085 aggregate gross unrealized appreciation and $64,929 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks
All Others	$5,699	$25,909	$—
Common Stocks
Communication Services	30,938	73,005	—
Consumer Discretionary	37,204	105,161	—
Consumer Staples	11,038	48,762	—
Energy	6,100	11,664	—
Financials	21,067	144,058	—
Industrials	10,454	9,324	—
Materials	15,865	30,060	—
All Others	—	174,984	—
Short-Term Investments	17,971	—	—

Total Assets:	$156,336	$622,927	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio (unaudited)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.

If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. These risks may be heightened if the other party is located outside the U.S. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.

You could lose money investing in the Government Money Market Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Government Money Market Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Money Market Investments (100.0%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120% #	467,784	468

Total		468

Repurchase Agreements (41.7%)
Tri-Party Bank of Montreal, 0.070%, 7/1/20 (Purchased on 6/30/20, to be repurchased at $15,000,029, collateralized by various US Treasury obligations, 0.750% to 4.750%, due from 7/15/2028 to 11/15/2049, aggregate par and fair value of $11,853,171 and $15,300,002, respectively)	15,000,000	15,000
Tri-Party Bank of Nova Scotia, 0.070%, 7/1/20 (Purchased on 6/30/20, to be repurchased at $9,000,018, collateralized by various US Treasury obligations, 0.125% to 3.875%, due from 11/30/2021 to 11/15/2043, aggregate par and fair value of $8,862,284 and $9,180,040, respectively)	9,000,000	9,000
Tri-Party BNP Paribas, 0.070%, 7/1/20 (Purchased on 6/30/20, to be repurchased at $10,000,019, collateralized by various US Treasury obligations, 0.000% to 0.125%, due from 6/30/2022 to 2/15/2042, aggregate par and fair value of $12,717,223 and $10,200,096, respectively)	10,000,000	10,000
Tri-Party BNP Paribas, 0.090%, 7/1/20 (Purchased on 6/30/20, to be repurchased at $40,000,100, collateralized by various US Treasury obligations and various US government sponsored agency obligations, 0.000% to 6.500%, due from 11/15/2022 to 5/20/2050, aggregate par and fair value of $43,247,589 and $40,800,000, respectively)	40,000,000	40,000
Tri-Party Citigroup Global Markets, Inc., 0.070%, 7/1/20 (Purchased on 6/30/20, to be repurchased at $15,000,029, collateralized by various US Treasury obligations, 0.000% to 0.125%, due from 1/28/2021 to 6/30/2022, aggregate par and fair value of $15,312,200 and $15,300,022, respectively)	15,000,000	15,000
Tri-Party Citigroup Global Markets, Inc., 0.090%, 7/1/20 (Purchased on 6/30/20, to be repurchased at $10,000,025, collateralized by various US Treasury obligations, 0.500% to 2.500%, due from 3/31/2024 to 5/15/2024, aggregate par and fair value of $9,379,613 and $10,200,064, respectively)	10,000,000	10,000

Money Market Investments (100.0%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements continued
Tri-Party Goldman Sachs Group LP, 0.090%, 7/1/20 (Purchased on 6/30/20, to be repurchased at $20,000,050, collateralized by various US government sponsored agency obligations, 3.000% to 6.000%, due from 6/15/2033 to 6/20/2050, aggregate par and fair value of $19,139,839 and $20,400,000, respectively)	20,000,000	20,000
Tri-Party Mitsubishi UFJ, 0.090%, 7/1/20 (Purchased on 6/30/20, to be repurchased at $10,000,025, collateralized by various US government sponsored agency obligations, 3.000% to 5.000%, due from 2/20/2034 to 5/20/2050, aggregate par and fair value of $9,534,470 and $10,200,000, respectively)	10,000,000	10,000
Tri-Party Mizuho Securities, 0.090%, 7/1/20 (Purchased on 6/30/20, to be repurchased at $25,000,063, collateralized by US government sponsored agency, 2.500%, due 6/1/2050, par and fair value of $24,711,215 and $25,750,000, respectively)	25,000,000	25,000
Tri-Party Natixis S.A., 0.070%, 7/1/20 (Purchased on 6/30/20, to be repurchased at $15,000,029, collateralized by various US Treasury obligations, 0.125% to 3.750%, due from 1/15/2021 to 5/15/2048, aggregate par and fair value of $12,074,321 and $15,300,104, respectively)	15,000,000	15,000
Tri-Party Natixis S.A., 0.090%, 7/1/20 (Purchased on 6/30/20, to be repurchased at $5,000,013, collateralized by various US Treasury obligations and various US government sponsored agency obligations, 0.000% to 4.500%, due from 1/15/2021 to 1/1/2050, aggregate par and fair value of $5,221,839 and $5,100,648, respectively)	5,000,000	5,000
Tri-Party TD Securities, 0.090%, 7/1/20 (Purchased on 6/30/20, to be repurchased at $55,000,138, collateralized by various US government sponsored agency obligations, 3.500% to 4.500%, due from 11/1/2032 to 10/20/2049, aggregate par and fair value of $51,574,106 and $56,629,316, respectively)	55,000,000	55,000

Total		229,000

US Government & Agencies (58.2%)
Federal Farm Credit Bank, 0.000%, 7/7/20	90,000	90
Federal Farm Credit Bank, 0.000%, 8/14/20	1,725,000	1,722
Federal Farm Credit Bank, 0.000%, 9/3/20	3,795,000	3,784
Federal Farm Credit Bank, 0.000%, 9/28/20	1,040,000	1,036
Federal Farm Credit Bank, 0.000%, 10/2/20	1,280,000	1,278

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

Money Market Investments (100.0%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies continued
Federal Farm Credit Bank, 0.000%, 11/12/20	3,345,000	3,343
Federal Farm Credit Bank, 0.000%, 12/8/20	6,360,000	6,317
Federal Farm Credit Bank, 0.000%, 1/19/21	2,705,000	2,700
Federal Farm Credit Bank, 0.000%, 1/20/21	605,000	602
Federal Farm Credit Bank, 0.000%, 2/12/21	2,320,000	2,314
Federal Farm Credit Bank, 0.000%, 3/11/21	2,000,000	1,998
Federal Farm Credit Bank, 0.000%, 3/17/21	2,225,000	2,221
Federal Farm Credit Bank, 0.000%, 6/1/21	3,185,000	3,179
Federal Farm Credit Bank, 0.144%, (ICE LIBOR USD 1 Month less 0.050%), 8/17/20	1,445,000	1,445
Federal Farm Credit Bank, 0.148%, (ICE LIBOR USD 1 Month less 0.040%), 9/11/20	1,975,000	1,975
Federal Farm Credit Bank, 0.160%, (US SOFR plus 0.080%), 1/14/21	855,000	855
Federal Farm Credit Bank, 0.180%, (US SOFR plus 0.100%), 12/16/20	215,000	215
Federal Farm Credit Bank, 0.185%, (US SOFR plus 0.105%), 1/15/21	1,000,000	1,000
Federal Farm Credit Bank, 0.210%, (ICE LIBOR USD 1 Month plus 0.025%), 12/14/20	2,185,000	2,185
Federal Farm Credit Bank, 0.240%, (ICE LIBOR USD 1 Month plus 0.045%), 4/16/21	2,485,000	2,485
Federal Farm Credit Bank, 0.260%, (US SOFR plus 0.180%), 1/14/22	1,940,000	1,940
Federal Farm Credit Bank, 0.270%, (US SOFR plus 0.190%), 11/18/21	835,000	835
Federal Farm Credit Bank, 0.270%, (US Treasury 3 Month Bill Money Market Yield plus 0.120%), 5/2/22	735,000	735
Federal Farm Credit Bank, 0.300%, (US Treasury 3 Month Bill Money Market Yield plus 0.150%), 12/13/21	1,195,000	1,193
Federal Farm Credit Bank, 0.301%, (ICE LIBOR USD 1 Month plus 0.110%), 11/12/21	500,000	500
Federal Farm Credit Bank, 0.333%, (ICE LIBOR USD 1 Month plus 0.160%), 7/1/21	1,450,000	1,450
Federal Farm Credit Bank, 0.375%, (US Treasury 3 Month Bill Money Market Yield plus 0.225%), 7/8/21	1,015,000	1,015
Federal Farm Credit Bank, 0.410%, (US Treasury 3 Month Bill Money Market Yield plus 0.260%), 6/17/21	1,775,000	1,775
Federal Home Loan Bank, 0.000%, 7/1/20	1,725,000	1,725
Federal Home Loan Bank, 0.000%, 7/6/20	8,430,000	8,428
Federal Home Loan Bank, 0.000%, 7/8/20	3,350,000	3,350
Federal Home Loan Bank, 0.000%, 7/15/20	1,995,000	1,994
Federal Home Loan Bank, 0.000%, 7/22/20	4,930,000	4,930
Federal Home Loan Bank, 0.000%, 7/29/20	7,300,000	7,299
Federal Home Loan Bank, 0.000%, 7/31/20	7,970,000	7,960
Federal Home Loan Bank, 0.000%, 8/5/20	12,140,000	12,139
Federal Home Loan Bank, 0.000%, 8/14/20	3,140,000	3,134
Federal Home Loan Bank, 0.000%, 8/17/20	3,035,000	3,031
Federal Home Loan Bank, 0.000%, (US SOFR plus 0.020%), 8/19/20	1,165,000	1,165
Federal Home Loan Bank, 0.000%, 8/20/20	7,850,000	7,847

Money Market Investments (100.0%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 0.000%, 8/21/20	2,055,000	2,050
Federal Home Loan Bank, 0.000%, 8/28/20	665,000	664
Federal Home Loan Bank, 0.000%, (US SOFR plus 0.020%), 8/28/20	3,765,000	3,765
Federal Home Loan Bank, 0.000%, 9/1/20	4,405,000	4,401
Federal Home Loan Bank, 0.000%, 12/4/20	2,655,000	2,647
Federal Home Loan Bank, 0.000%, 4/12/21	2,405,000	2,401
Federal Home Loan Bank, 0.000%, 4/29/21	3,105,000	3,100
Federal Home Loan Bank, 0.000%, 6/11/21	2,360,000	2,355
Federal Home Loan Bank, 0.110%, (US SOFR plus 0.030%), 8/5/20	755,000	755
Federal Home Loan Bank, 0.110%, (US SOFR plus 0.030%), 8/21/20	540,000	540
Federal Home Loan Bank, 0.120%, (US SOFR plus 0.040%), 2/9/21	4,055,000	4,055
Federal Home Loan Bank, 0.130%, (US SOFR plus 0.050%), 1/22/21	695,000	695
Federal Home Loan Bank, 0.140%, (ICE LIBOR USD 1 Month less 0.050%), 8/20/20	1,515,000	1,515
Federal Home Loan Bank, 0.149%, (ICE LIBOR USD 1 Month less 0.030%), 8/4/20	1,240,000	1,240
Federal Home Loan Bank, 0.155%, (US SOFR plus 0.075%), 7/24/20	595,000	595
Federal Home Loan Bank, 0.155%, (US SOFR plus 0.075%), 7/8/21	1,465,000	1,465
Federal Home Loan Bank, 0.155%, (US SOFR plus 0.075%), 7/23/21	950,000	950
Federal Home Loan Bank, 0.160%, (US SOFR plus 0.080%), 3/4/21	1,250,000	1,250
Federal Home Loan Bank, 0.164%, (ICE LIBOR USD 1 Month less 0.010%), 4/5/21	3,480,000	3,480
Federal Home Loan Bank, 0.164%, (ICE LIBOR USD 1 Month less 0.020%), 4/27/21	1,825,000	1,824
Federal Home Loan Bank, 0.165%, (US SOFR plus 0.085%), 9/11/20	3,250,000	3,250
Federal Home Loan Bank, 0.165%, (US SOFR plus 0.085%), 9/10/21	4,415,000	4,415
Federal Home Loan Bank, 0.168%, (ICE LIBOR USD 1 Month less 0.010%), 5/3/21	1,770,000	1,770
Federal Home Loan Bank, 0.181%, (ICE LIBOR USD 3 Month less 0.125%), 12/21/20	2,880,000	2,880
Federal Home Loan Bank, 0.182%, (ICE LIBOR USD 1 Month plus 0.005%), 7/10/20	3,690,000	3,690
Federal Home Loan Bank, 0.185%, (US SOFR plus 0.105%), 10/1/20	2,060,000	2,060
Federal Home Loan Bank, 0.190%, (US SOFR plus 0.110%), 3/25/21	1,155,000	1,155
Federal Home Loan Bank, 0.195%, (US SOFR plus 0.115%), 3/12/21	1,885,000	1,885
Federal Home Loan Bank, 0.200%, (US SOFR plus 0.120%), 10/7/20	1,120,000	1,120
Federal Home Loan Bank, 0.200%, 6/17/21	1,310,000	1,310
Federal Home Loan Bank, 0.200%, (US SOFR plus 0.120%), 2/28/22	2,695,000	2,695
Federal Home Loan Bank, 0.210%, (US SOFR plus 0.130%), 10/16/20	9,455,000	9,455

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

Money Market Investments (100.0%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 0.240%, (US SOFR plus 0.160%), 5/7/21	3,865,000	3,865
Federal Home Loan Bank, 1.182%, (ICE LIBOR USD 3 Month less 0.170%), 1/8/21	1,570,000	1,570
Federal Home Loan Bank, 2.625%, 10/1/20	1,110,000	1,113
Federal Home Loan Mortgage Corp., 0.000%, 7/17/20	5,970,000	5,967
Federal Home Loan Mortgage Corp., 0.000%, 7/24/20	1,550,000	1,549
Federal Home Loan Mortgage Corp., 0.000%, 7/28/20	2,375,000	2,374
Federal Home Loan Mortgage Corp., 0.105%, (US SOFR plus 0.025%), 2/26/21	1,605,000	1,605
Federal Home Loan Mortgage Corp., 0.260%, (US SOFR plus 0.180%), 12/13/21	2,275,000	2,275
Federal Home Loan Mortgage Corp., 0.270%, (US SOFR plus 0.190%), 6/2/22	6,140,000	6,140
Federal Home Loan Mortgage Corp., 0.400%, (US SOFR plus 0.320%), 9/23/21	3,065,000	3,065
Federal National Mortgage Association, 0.000%, 7/24/20	1,575,000	1,574
Federal National Mortgage Association, 0.150%, (US SOFR plus 0.070%), 12/11/20	1,565,000	1,565
Federal National Mortgage Association, 0.370%, (US SOFR plus 0.290%), 10/4/21	8,000,000	8,000
Federal National Mortgage Association, 0.380%, (US SOFR plus 0.300%), 4/28/22	5,000,000	5,000
Federal National Mortgage Association, 0.430%, (US SOFR plus 0.350%), 4/7/22	2,740,000	2,740
Federal National Mortgage Association, 0.470%, (US SOFR plus 0.390%), 4/15/22	3,090,000	3,090
US Treasury, 0.000%, 7/7/20	8,000,000	8,000
US Treasury, 0.000%, 7/23/20	15,000,000	14,999

Money Market Investments (100.0%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies continued
US Treasury, 0.000%, 7/30/20	4,730,000	4,729
US Treasury, 0.000%, 8/6/20	785,000	784
US Treasury, 0.000%, 8/18/20	5,625,000	5,624
US Treasury, 0.000%, 8/27/20	2,540,000	2,537
US Treasury, 0.000%, 9/3/20	1,565,000	1,563
US Treasury, 0.000%, 9/17/20	945,000	945
US Treasury, 0.000%, 10/15/20	2,450,000	2,448
US Treasury, 0.000%, 11/10/20	3,060,000	3,058
US Treasury, 0.000%, 11/24/20	6,525,000	6,520
US Treasury, 0.000%, 12/1/20	1,645,000	1,644
US Treasury, 0.000%, 2/25/21	6,000,000	5,993
US Treasury, 0.000%, 3/25/21	5,375,000	5,368
US Treasury, 0.000%, 5/20/21	3,690,000	3,685
US Treasury, 0.193%, (US Treasury 3 Month Bill Money Market Yield plus 0.043%), 7/31/20	1,135,000	1,135
US Treasury, 0.195%, (US Treasury 3 Month Bill Money Market Yield plus 0.045%), 10/31/20	5,000,000	4,998
US Treasury, 0.289%, (US Treasury 3 Month Bill Money Market Yield plus 0.139%), 4/30/21	380,000	380
US Treasury, 0.370%, (US Treasury 3 Month Bill Money Market Yield plus 0.220%), 7/31/21	2,000,000	2,000
US Treasury, 1.625%, 11/30/20	475,000	475
US Treasury, 1.750%, 11/15/20	430,000	430
US Treasury, 2.000%, 11/30/20	280,000	280
US Treasury, 2.000%, 1/15/21	775,000	782
US Treasury, 2.625%, 11/15/20	1,180,000	1,184

Total		319,674

Total Money Market Investments (Cost: $549,142)		549,142

Total Investments (100.0%) (Cost: $549,142)		549,142

Other Assets, Less Liabilities (0.0%)		92

Net Assets (100.0%)		549,234

+	All par is stated in U.S Dollar unless otherwise noted.
#	7-Day yield as of 6/30/2020.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Short-Term Investments
Money Market Funds	$468	$—	$—
All Others	—	548,674	—

Total Assets:	$468	$548,674	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio (unaudited)

Sector Allocation 6/30/20

Sector	% of Net Assets

Corporate Bonds	53.9%

Structured Products	33.5%

Governments	10.8%

Short-Term Investments & Other Net Assets	1.7%

Municipal Bonds	0.1%

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purpose keeping with its investment objective. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)
Basic Materials (1.3%)
Anglo American Capital PLC
3.750%, 4/10/22 144A	315,000	324
4.125%, 9/27/22 144A	295,000	308
CNAC HK Finbridge Co., Ltd.
3.000%, 7/19/20 §	390,000	390
4.125%, 3/14/21 §	360,000	365
DowDuPont, Inc.
3.766%, 11/15/20	520,000	526
Equate Petrochemical BV
3.000%, 3/3/22 §	400,000	404
International Flavors & Fragrances, Inc.
3.400%, 9/25/20	195,000	196
LyondellBasell Industries NV
6.000%, 11/15/21	790,000	834
Nucor Corp.
2.000%, 6/1/25	155,000	161
POSCO
2.375%, 11/12/22 144A	810,000	826
Syngenta Finance NV
3.933%, 4/23/21 144A	265,000	267

Total		4,601

Communications (3.0%)
Axiata SPV2 Bhd
3.466%, 11/19/20 §	400,000	402
Baidu, Inc.
2.875%, 7/6/22	405,000	415
3.500%, 11/28/22	345,000	359
Booking Holdings, Inc.
4.100%, 4/13/25	395,000	444
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.464%, 7/23/22 b	1,652,000	1,761
4.908%, 7/23/25 b	995,000	1,141
Comcast Corp.
3.100%, 4/1/25	125,000	137
3.700%, 4/15/24	460,000	511
Crown Castle Towers LLC
3.720%, 7/15/43 144A	300,000	314
Fox Corp.
3.050%, 4/7/25	90,000	97
3.666%, 1/25/22	420,000	440
4.030%, 1/25/24	145,000	161
The Interpublic Group of Companies, Inc.
3.500%, 10/1/20	140,000	141
JD.com, Inc.
3.125%, 4/29/21 b	1,195,000	1,210
Neptune Finco Corp.
10.875%, 10/15/25 144A	337,000	362
The Priceline Group, Inc.
2.750%, 3/15/23	150,000	157
Sky, Ltd.
3.750%, 9/16/24 144A	310,000	345
T-Mobile USA, Inc.
3.500%, 4/15/25 144A	485,000	529

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)
Communications continued
Verizon Communications, Inc.
2.946%, 3/15/22	325,000	339
3.376%, 2/15/25	230,000	255
5.150%, 9/15/23	350,000	398
Vodafone Group PLC
3.750%, 1/16/24	325,000	355
WPP Finance 2010
3.625%, 9/7/22	140,000	146

Total		10,419

Consumer Staples (0.2%)
China Mengniu Dairy Co., Ltd.
1.875%, 6/17/25 §	856,000	852

Total		852

Consumer, Cyclical (5.7%)
American Airlines Pass Through Trust, Series 2017-2, Class B
3.700%, 4/15/27	307,148	213
AutoZone, Inc.
3.625%, 4/15/25	235,000	263
BMW US Capital LLC
0.934%, (ICE LIBOR USD 3 Month plus 0.500%), 8/13/21 144A	390,000	388
1.721%, (ICE LIBOR USD 3 Month plus 0.410%), 4/12/21 144A	525,000	523
D.R. Horton, Inc.
2.550%, 12/1/20	240,000	242
Daimler Finance North America LLC
1.750%, 3/10/23 144A	815,000	821
2.300%, 2/12/21 144A	705,000	710
Ford Motor Credit Co. LLC
1.227%, (ICE LIBOR USD 3 Month plus 0.930%), 9/24/20 b	925,000	918
3.470%, 4/5/21	200,000	195
3.813%, 10/12/21	220,000	217
5.875%, 8/2/21	200,000	202
General Motors Co.
4.875%, 10/2/23	330,000	352
5.400%, 10/2/23	500,000	542
General Motors Financial Co., Inc.
2.170%, (ICE LIBOR USD 3 Month plus 0.850%), 4/9/21	350,000	348
2.900%, 2/26/25	845,000	842
3.200%, 7/13/20	740,000	740
3.200%, 7/6/21	385,000	389
Harley-Davidson Financial Services, Inc.
1.284%, (ICE LIBOR USD 3 Month plus 0.940%), 3/2/21 144A	470,000	467
2.550%, 6/9/22 144A	170,000	171
4.050%, 2/4/22 144A	560,000	577
Hasbro, Inc.
2.600%, 11/19/22	395,000	409
3.000%, 11/19/24	525,000	550
Hyundai Capital America
2.375%, 2/10/23 144A b	865,000	874

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
2.450%, 6/15/21 144A	325,000	327
2.850%, 11/1/22 144A	228,000	233
3.000%, 6/20/22 144A	470,000	479
3.950%, 2/1/22 144A	245,000	252
McDonald’s Corp.
1.450%, 9/1/25	270,000	277
3.300%, 7/1/25	155,000	172
3.350%, 4/1/23	305,000	327
Nissan Motor Acceptance Corp.
3.650%, 9/21/21 144A	405,000	406
O’Reilly Automotive, Inc.
3.800%, 9/1/22	195,000	205
Panasonic Corp.
2.536%, 7/19/22 144A	335,000	345
QVC, Inc.
5.125%, 7/2/22	765,000	772
Ralph Lauren Corp.
1.700%, 6/15/22	100,000	102
Ross Stores, Inc.
4.600%, 4/15/25 b	1,100,000	1,263
Starbucks Corp.
2.700%, 6/15/22	205,000	213
The TJX Cos., Inc.
3.500%, 4/15/25	735,000	818
Toyota Industries Corp.
3.110%, 3/12/22 144A	435,000	448
Toyota Motor Credit Corp.
2.650%, 4/12/22 b	875,000	906
United Airlines Pass Through Trust, Series
2019-2, Class B
3.500%, 11/1/29	180,000	135
Volkswagen Group of America Finance LLC
2.500%, 9/24/21 144A	200,000	203
2.700%, 9/26/22 144A	290,000	300
2.900%, 5/13/22 144A	200,000	207
3.125%, 5/12/23 144A	200,000	210
3.875%, 11/13/20 144A	465,000	469
Walgreen Co.
3.100%, 9/15/22	195,000	204

Total		20,226

Consumer, Non-cyclical (9.2%)
AbbVie, Inc.
2.300%, 5/14/21	375,000	380
2.600%, 11/21/24 144A b	1,250,000	1,331
2.900%, 11/6/22	775,000	813
3.200%, 11/6/22	85,000	89
3.250%, 10/1/22 144A	80,000	84
3.450%, 3/15/22 144A	265,000	275
Altria Group, Inc.
3.490%, 2/14/22	490,000	511
3.800%, 2/14/24	620,000	678
Archer-Daniels-Midland Co.
2.750%, 3/27/25	240,000	260
BAT Capital Corp.
2.764%, 8/15/22 b	1,555,000	1,611
Baxalta, Inc.
3.600%, 6/23/22	125,000	132
Baxter International, Inc.
3.750%, 10/1/25 144A	425,000	484

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Bayer US Finance II LLC
0.927%, (ICE LIBOR USD 3 Month plus 0.630%), 6/25/21 144A	580,000	579
3.500%, 6/25/21 144A	310,000	318
Becton Dickinson and Co.
2.894%, 6/6/22 b	1,322,000	1,368
3.363%, 6/6/24	570,000	615
3.734%, 12/15/24	110,000	121
Bristol-Myers Squibb Co.
2.600%, 5/16/22 144A	210,000	218
2.750%, 2/15/23 144A	300,000	316
2.875%, 2/19/21 144A	548,000	558
2.900%, 7/26/24 144A	420,000	454
3.250%, 2/20/23 144A	95,000	101
3.550%, 8/15/22 144A	300,000	319
3.625%, 5/15/24 144A	80,000	88
Bunge, Ltd. Finance Corp.
3.000%, 9/25/22 b	1,240,000	1,292
3.500%, 11/24/20 b	1,210,000	1,221
4.350%, 3/15/24	55,000	60
Cardinal Health, Inc.
2.616%, 6/15/22	50,000	52
3.079%, 6/15/24	310,000	330
3.200%, 3/15/23	395,000	418
3.500%, 11/15/24	525,000	571
Cargill, Inc.
1.375%, 7/23/23 144A	300,000	305
Cigna Corp.
0.949%, (ICE LIBOR USD 3 Month plus 0.650%), 9/17/21	315,000	315
3.000%, 7/15/23 144A	320,000	340
3.400%, 9/17/21	175,000	181
3.750%, 7/15/23	329,000	357
3.900%, 2/15/22 144A	250,000	263
CVS Health Corp.
1.033%, (ICE LIBOR USD 3 Month plus 0.720%), 3/9/21	320,000	321
2.625%, 8/15/24	150,000	160
3.350%, 3/9/21	510,000	520
3.700%, 3/9/23 b	1,200,000	1,289
Diageo Capital PLC
1.375%, 9/29/25	300,000	305
EMD Finance LLC
2.950%, 3/19/22 144A	190,000	196
Equifax, Inc.
1.262%, (ICE LIBOR USD 3 Month plus 0.870%), 8/15/21	285,000	285
2.300%, 6/1/21	465,000	472
3.600%, 8/15/21	275,000	284
Express Scripts Holding Co.
1.113%, (ICE LIBOR USD 3 Month plus 0.750%), 11/30/20	750,000	750
General Mills, Inc.
1.716%, (ICE LIBOR USD 3 Month plus 0.540%), 4/16/21	465,000	466
Global Payments, Inc.
2.650%, 2/15/25	345,000	366
Humana, Inc.
2.900%, 12/15/22	80,000	84
3.150%, 12/1/22	150,000	157
3.850%, 10/1/24	275,000	302
4.500%, 4/1/25	565,000	646

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Imperial Brands Finance PLC
2.950%, 7/21/20 144A b	945,000	946
3.750%, 7/21/22 144A	805,000	840
Keurig Dr. Pepper, Inc.
3.551%, 5/25/21	465,000	478
McKesson Corp.
3.650%, 11/30/20	650,000	658
Moody’s Corp.
3.750%, 3/24/25	505,000	573
PayPal Holdings, Inc.
1.350%, 6/1/23	710,000	725
Pernod Ricard SA
4.450%, 1/15/22 144A	535,000	565
Perrigo Finance Unlimited Co.
3.500%, 12/15/21	400,000	399
3.900%, 12/15/24 b	865,000	920
Philip Morris International, Inc.
1.125%, 5/1/23	220,000	224
RELX Capital, Inc.
3.500%, 3/16/23	270,000	288
Reynolds American, Inc.
4.000%, 6/12/22	260,000	275
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	55,000	58
Takeda Pharmaceutical Co., Ltd.
4.000%, 11/26/21	780,000	814
Thermo Fisher Scientific, Inc.
4.133%, 3/25/25	180,000	206
Tyson Foods, Inc.
2.250%, 8/23/21	280,000	284

Total		32,264

Diversified (0.5%)
CK Hutchison International 17 II, Ltd.
2.750%, 3/29/23 §	650,000	672
Shanghai Electric Group Global Investment, Ltd.
2.650%, 11/21/24 §,b	1,000,000	1,033

Total		1,705

Energy (6.3%)
Aker BP ASA
3.000%, 1/15/25 144A	445,000	433
BP Capital Markets America, Inc.
2.937%, 4/6/23	470,000	498
Canadian Natural Resources, Ltd.
2.050%, 7/15/25	635,000	636
Cenovus Energy, Inc.
3.000%, 8/15/22	550,000	527
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25	425,000	477
7.000%, 6/30/24	645,000	734
Diamondback Energy, Inc.
2.875%, 12/1/24	830,000	831
4.750%, 5/31/25	660,000	706
Energy Transfer Operating LP
2.900%, 5/15/25	115,000	118
4.200%, 9/15/23	135,000	143
4.250%, 3/15/23	310,000	327
5.875%, 1/15/24 b	1,054,000	1,179

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)
Energy continued
Energy Transfer Partners LP
3.600%, 2/1/23	175,000	181
Eni SpA
4.000%, 9/12/23 144A	200,000	216
Enterprise Products Operating LLC
2.800%, 2/15/21	480,000	487
3.500%, 2/1/22	500,000	521
EOG Resources, Inc.
2.625%, 3/15/23	140,000	147
EQT Corp.
3.000%, 10/1/22 b	1,020,000	949
4.875%, 11/15/21	128,000	125
Equinor ASA
2.875%, 4/6/25 b	880,000	949
Exxon Mobil Corp.
0.688%, (ICE LIBOR USD 3 Month plus 0.370%), 3/6/22 b	1,110,000	1,113
1.571%, 4/15/23	355,000	364
2.992%, 3/19/25 b	1,025,000	1,115
Kinder Morgan Energy Partners LP
3.950%, 9/1/22	70,000	74
Marathon Oil Corp.
2.800%, 11/1/22	855,000	856
MPLX LP
1.213%, (ICE LIBOR USD 3 Month plus 0.900%), 9/9/21	120,000	119
1.413%, (ICE LIBOR USD 3 Month plus 1.100%), 9/9/22	380,000	374
Occidental Petroleum Corp.
2.600%, 8/13/21	430,000	420
Phillips 66
0.960%, (ICE LIBOR USD 3 Month plus 0.600%), 2/26/21	335,000	334
Plains All American Pipeline LP / PAA Finance Corp.
5.000%, 2/1/21	220,000	222
Reliance Holdings USA, Inc.
5.400%, 2/14/22 §	800,000	843
Sabine Pass Liquefaction LLC
5.625%, 4/15/23	455,000	498
6.250%, 3/15/22 b	1,115,000	1,188
Saudi Arabian Oil Co.
2.750%, 4/16/22 144A	805,000	822
Schlumberger Holdings Corp.
3.750%, 5/1/24 144A	295,000	317
Shell International Finance BV
2.375%, 4/6/25	570,000	605
Suncor Energy, Inc.
2.800%, 5/15/23	225,000	235
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	55,000	57
Valero Energy Corp.
2.700%, 4/15/23	425,000	441
Western Midstream Operating LP
4.000%, 7/1/22	800,000	797
The Williams Cos., Inc.
3.700%, 1/15/23 b	979,000	1,035
Williams Partners LP
3.350%, 8/15/22	95,000	99
4.300%, 3/4/24	145,000	157

Total		22,269

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)
Financial (17.7%)
ABN AMRO Bank NV
0.939%, (ICE LIBOR USD 3 Month plus 0.570%), 8/27/21 144A	760,000	763
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.950%, 2/1/22	475,000	475
4.450%, 12/16/21	605,000	611
4.500%, 9/15/23	485,000	485
4.625%, 10/30/20	300,000	301
AIA Group, Ltd.
0.826%, (ICE LIBOR USD 3 Month plus 0.520%), 9/20/21 144A	765,000	765
AIG Global Funding
3.350%, 6/25/21 144A	365,000	375
Air Lease Corp.
2.250%, 1/15/23	360,000	355
2.500%, 3/1/21	135,000	135
3.500%, 1/15/22	265,000	268
American International Group, Inc.
2.500%, 6/30/25 b	650,000	688
4.875%, 6/1/22	335,000	361
6.400%, 12/15/20	175,000	180
Aon Corp.
2.200%, 11/15/22	180,000	187
Aon PLC
2.800%, 3/15/21	570,000	580
Avolon Holdings Funding, Ltd.
2.875%, 2/15/25 144A	435,000	365
3.625%, 5/1/22 144A	670,000	632
3.950%, 7/1/24 144A	130,000	114
Banco del Estado de Chile
2.704%, 1/9/25 144A	260,000	267
Banco Santander Chile
2.500%, 12/15/20 144A	860,000	864
Banco Santander Mexico SA Institucion De Banca Multiple Grupo Financiero Santander Mexico
4.125%, 11/9/22 §	775,000	807
Banco Santander SA
2.431%, (ICE LIBOR USD 3 Month plus 1.120%), 4/12/23	400,000	394
Bank of America Corp.
0.947%, (ICE LIBOR USD 3 Month plus 0.650%), 6/25/22	410,000	410
1.423%, (ICE LIBOR USD 3 Month plus 0.380%), 1/23/22	395,000	394
2.295%, (ICE LIBOR USD 3 Month plus 1.160%), 1/20/23	665,000	671
2.503%, 10/21/22	280,000	287
Bank of Montreal
1.771%, (ICE LIBOR USD 3 Month plus 0.460%), 4/13/21	430,000	431
Banque Federative du Credit Mutuel SA
2.125%, 11/21/22 144A	630,000	650
Barclays Bank PLC
1.700%, 5/12/22	285,000	290
2.650%, 1/11/21	445,000	449

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)
Financial continued
Barclays PLC
2.936%, (ICE LIBOR USD 3 Month plus 1.625%), 1/10/23	290,000	291
BDO Unibank, Inc.
2.950%, 3/6/23 §	800,000	818
Bohai Capital Holding Co., Ltd.
3.625%, 3/15/21 144A	690,000	681
BPCE SA
1.578%, (ICE LIBOR USD 3 Month plus 1.220%), 5/22/22 144A	280,000	281
Brixmor Operating Partnership LP
3.250%, 9/15/23	595,000	608
3.875%, 8/15/22	80,000	83
Capital One Financial Corp.
2.400%, 10/30/20	300,000	301
3.200%, 1/30/23	345,000	363
3.500%, 6/15/23	245,000	262
3.900%, 1/29/24	240,000	261
The Charles Schwab Corp.
0.694%, (ICE LIBOR USD 3 Month plus 0.320%), 5/21/21	470,000	471
4.200%, 3/24/25	525,000	602
Citibank NA
2.844%, (ICE LIBOR USD 3 Month plus 0.596%), 5/20/22	620,000	632
Citigroup, Inc.
2.312%, (US SOFR plus 0.867%), 11/4/22	575,000	587
2.900%, 12/8/21	675,000	696
3.106%, (US SOFR plus 2.750%), 4/8/26	650,000	697
Citizens Bank NA
2.550%, 5/13/21	250,000	254
3.250%, 2/14/22	290,000	300
Citizens Financial Group, Inc.
2.375%, 7/28/21	35,000	35
Cooperatieve Rabobank UA
3.950%, 11/9/22	645,000	682
Credit Agricole SA
2.040%, (ICE LIBOR USD 3 Month plus 1.020%), 4/24/23 144A	315,000	315
The Credit Mutuel-CM11 Group
2.200%, 7/20/20 144A	435,000	435
Credit Suisse AG
1.000%, 5/5/23	860,000	865
2.100%, 11/12/21	635,000	648
2.800%, 4/8/22	610,000	634
Creditcorp, Ltd.
2.750%, 6/17/25 144A	200,000	199
Crown Castle International Corp.
2.250%, 9/1/21	195,000	197
3.400%, 2/15/21	385,000	391
5.250%, 1/15/23	160,000	178
Danske Bank A/S
1.226%, 6/22/24 144A b	880,000	883
3.001%, (ICE LIBOR USD 3 Month plus 1.249%), 9/20/22 144A	725,000	736
5.000%, 1/12/22 144A	465,000	489
Deutsche Bank AG
1.846%, (ICE LIBOR USD 3 Month plus 1.290%), 2/4/21	405,000	403
3.150%, 1/22/21	530,000	533
3.375%, 5/12/21	100,000	101

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)
Financial continued
Discover Bank
3.200%, 8/9/21	470,000	480
Essex Portfolio LP
3.625%, 8/15/22	25,000	26
First Niagara Financial Group, Inc.
7.250%, 12/15/21	245,000	266
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20 b	1,920,000	1,932
The Goldman Sachs Group, Inc.
1.540%, (ICE LIBOR USD 3 Month plus 0.780%), 10/31/22	330,000	330
2.101%, (ICE LIBOR USD 3 Month plus 1.110%), 4/26/22	520,000	522
5.750%, 1/24/22 b	825,000	890
Highwoods Realty LP
3.625%, 1/15/23	740,000	768
HPHT Finance 17, Ltd.
2.750%, 9/11/22 §	520,000	529
HSBC Holdings PLC
0.968%, (ICE LIBOR USD 3 Month plus 0.650%), 9/11/21	320,000	320
2.099%, (US SOFR plus 1.929%), 6/4/26	810,000	818
ING Groep NV
2.525%, (ICE LIBOR USD 3 Month plus 1.150%), 3/29/22	335,000	337
JPMorgan Chase & Co.
2.083%, (US SOFR plus 1.850%), 4/22/26 b	890,000	923
KeyBank NA
1.250%, 3/10/23	580,000	589
Lincoln National Corp.
4.000%, 9/1/23	130,000	142
Lloyds Banking Group PLC
1.326%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.100%), 6/15/23	200,000	201
Marsh & McLennan Cos., Inc.
3.500%, 12/29/20	370,000	376
3.875%, 3/15/24	345,000	382
Mitsubishi UFJ Financial Group, Inc.
1.278%, (ICE LIBOR USD 3 Month plus 0.920%), 2/22/22	390,000	392
1.641%, (ICE LIBOR USD 3 Month plus 0.650%), 7/26/21	193,000	194
1.851%, (ICE LIBOR USD 3 Month plus 0.860%), 7/26/23	320,000	319
3.218%, 3/7/22	535,000	558
Morgan Stanley
2.750%, 5/19/22	485,000	504
5.500%, 7/24/20	235,000	236
NatWest Markets PLC
2.375%, 5/21/23 144A	640,000	655
New York Life Global Funding
0.821%, (ICE LIBOR USD 3 Month plus 0.320%), 8/6/21 144A	585,000	586
Park Aerospace Holdings, Ltd.
5.250%, 8/15/22 144A	375,000	352
PNC Bank NA
2.450%, 11/5/20	425,000	427
2.450%, 7/28/22	325,000	337
2.950%, 1/30/23	335,000	353

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)
Financial continued
Regions Bank
0.934%, (ICE LIBOR USD 3 Month plus 0.500%), 8/13/21	250,000	250
3.374%, (ICE LIBOR USD 3 Month plus 0.500%), 8/13/21 b	895,000	897
Reinsurance Group of America, Inc.
5.000%, 6/1/21	60,000	63
Royal Bank of Scotland Group PLC
3.875%, 9/12/23	520,000	561
Santander UK Group Holdings PLC
2.875%, 10/16/20	145,000	146
Santander UK PLC
2.100%, 1/13/23	565,000	583
SBA Tower Trust
2.836%, 1/15/25 144A	440,000	454
Simon Property Group LP
2.625%, 6/15/22	495,000	509
3.375%, 10/1/24	535,000	576
Standard Chartered PLC
2.285%, (ICE LIBOR USD 3 Month plus 1.150%), 1/20/23 144A	435,000	435
2.744%, (ICE LIBOR USD 3 Month plus 1.200%), 9/10/22 144A	385,000	389
3.950%, 1/11/23 144A	200,000	207
State Street Corp.
2.825%, (US SOFR plus 2.690%), 3/30/23 144A	160,000	166
SunTrust Bank
2.800%, 5/17/22	480,000	500
Swedbank AB
1.300%, 6/2/23 144A	505,000	511
2.650%, 3/10/21 144A b	980,000	994
Synchrony Bank
3.000%, 6/15/22	250,000	255
Synchrony Financial
2.850%, 7/25/22 b	1,541,000	1,567
The Toronto-Dominion Bank
1.231%, (ICE LIBOR USD 3 Month plus 0.240%), 1/25/21	755,000	756
Trininty Acquisition PLC
3.500%, 9/15/21	315,000	323
Truist Bank
1.250%, 3/9/23 b	1,195,000	1,213
U.S. Bank NA
1.311%, (ICE LIBOR USD 3 Month plus 0.320%), 4/26/21	720,000	722
UBS AG
1.750%, 4/21/22 144A	375,000	382
UBS Group Funding AG
1.578%, (ICE LIBOR USD 3 Month plus 1.220%), 5/23/23 144A	415,000	418
UBS Group Funding Jersey, Ltd.
2.950%, 9/24/20 144A	255,000	256
3.000%, 4/15/21 144A	385,000	393
Ventas Realty LP
3.100%, 1/15/23	82,000	84
Ventas Realty LP / Ventas Capital Corp.
3.250%, 8/15/22	165,000	169

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)
Financial continued
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.250%, 10/5/20 144A	240,000	240
Wells Fargo & Co.
1.654%, (US SOFR plus 1.600%), 6/2/24	410,000	417
2.188%, (US SOFR plus 2.000%), 4/30/26	400,000	414
3.500%, 3/8/22	330,000	346
Wells Fargo Bank NA
2.082%, (ICE LIBOR USD 3 Month plus 0.650%), 9/9/22	490,000	498
3.325%, (ICE LIBOR USD 3 Month plus 0.490%), 7/23/21 b	920,000	922
Western Union Co.
2.850%, 1/10/25	570,000	594
3.600%, 3/15/22	330,000	342
Yongda Investment, Ltd.
2.250%, 6/16/25 §	643,000	646

Total		62,408

Industrial (3.7%)
Amphenol Corp.
2.050%, 3/1/25	405,000	422
Avnet, Inc.
3.750%, 12/1/21	405,000	416
Boral Finance, Ltd.
3.000%, 11/1/22 144A	65,000	65
Carrier Global Corp.
2.242%, 2/15/25 144A	835,000	856
Caterpillar Financial Services Corp.
0.598%, (ICE LIBOR USD 3 Month plus 0.280%), 9/7/21	285,000	285
2.950%, 2/26/22	495,000	516
CNH Industrial Capital LLC
3.875%, 10/15/21	460,000	471
4.375%, 11/6/20 b	895,000	903
DAE Funding LLC
4.000%, 8/1/20 144A	360,000	357
5.250%, 11/15/21 144A	305,000	299
Deere & Co.
2.750%, 4/15/25	195,000	213
Eastern Creation II Investment Holdings, Ltd.
2.750%, 9/26/20 §	645,000	646
FedEx Corp.
3.800%, 5/15/25	380,000	422
GATX Corp.
3.900%, 3/30/23	240,000	253
General Electric Co.
3.150%, 9/7/22	249,000	261
3.450%, 5/15/24	240,000	256
Honeywell International, Inc.
1.350%, 6/1/25	435,000	447
2.300%, 8/15/24	335,000	357
Jabil, Inc.
5.625%, 12/15/20	240,000	245
John Deere Capital Corp.
1.200%, 4/6/23	215,000	219
Northrop Grumman Corp.
2.550%, 10/15/22	345,000	360
Otis Worldwide Corp.
2.056%, 4/5/25 144A	485,000	508

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.300%, 4/1/21 144A	90,000	91
3.650%, 7/29/21 144A	180,000	184
Republic Services, Inc.
2.500%, 8/15/24	375,000	399
Roper Technologies, Inc.
2.350%, 9/15/24	165,000	174
3.000%, 12/15/20	785,000	792
3.125%, 11/15/22	660,000	691
3.650%, 9/15/23	125,000	136
SMBC Aviation Capital Finance DAC
3.550%, 4/15/24 144A	200,000	205
4.125%, 7/15/23 144A	200,000	208
Union Pacific Corp.
3.200%, 6/8/21	565,000	579
Vulcan Materials Co.
1.000%, (ICE LIBOR USD 3 Month plus 0.650%), 3/1/21	760,000	756

Total		12,992

Real Estate (0.5%)
SBA Tower Trust
2.877%, 7/10/46 144A	155,000	155
3.156%, 10/10/45 144A	635,000	636
3.168%, 4/9/47 144A	555,000	561
3.448%, 3/15/23 144A	415,000	432

Total		1,784

Technology (2.4%)
Analog Devices, Inc.
2.950%, 4/1/25	140,000	152
Apple, Inc.
2.400%, 5/3/23	540,000	571
Fiserv, Inc.
2.750%, 7/1/24	800,000	853
International Business Machines Corp.
2.500%, 1/27/22	510,000	527
2.850%, 5/13/22	350,000	366
2.875%, 11/9/22	155,000	164
Microchip Technology, Inc.
2.670%, 9/1/23 144A	490,000	504
3.922%, 6/1/21	745,000	759
Micron Technology, Inc.
2.497%, 4/24/23 b	1,230,000	1,277
4.640%, 2/6/24	155,000	171
NXP BV / NXP Funding LLC
3.875%, 9/1/22 144A	310,000	328
4.125%, 6/1/21 144A	400,000	412
4.625%, 6/1/23 144A	525,000	576
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700%, 5/1/25 144A	90,000	95
Oracle Corp.
2.500%, 4/1/25 b	1,250,000	1,344
Texas Instruments, Inc.
1.375%, 3/12/25	245,000	251

Total		8,350

Utilities (3.4%)
AES Corp.
3.300%, 7/15/25 144A	365,000	376

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (53.9%)	Shares/ Par +	Value $ (000’s)
Utilities continued
American Electric Power Co., Inc.
3.650%, 12/1/21	85,000	89
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	295,000	298
CenterPoint Energy, Inc.
3.600%, 11/1/21	215,000	223
Dominion Energy, Inc.
2.579%, 7/1/20 b	1,145,000	1,145
Duke Energy Corp.
3.550%, 9/15/21	155,000	159
Edison International
3.125%, 11/15/22	290,000	299
Enel Finance International NV
2.875%, 5/25/22 144A	835,000	864
4.250%, 9/14/23 144A	400,000	435
FirstEnergy Corp.
2.850%, 7/15/22	320,000	332
NextEra Energy Capital Holdings, Inc.
0.921%, (ICE LIBOR USD 3 Month plus 0.550%), 8/28/21	610,000	610
NRG Energy, Inc.
3.750%, 6/15/24 144A	270,000	285
Pacific Gas & Electric Co.
1.750%, 6/16/22 b	1,285,000	1,287
PNM Resources, Inc.
3.250%, 3/9/21	465,000	472
San Diego Gas & Electric Co.
1.914%, 2/1/22	61,430	62
Saudi Electricity Global Sukuk Co. 2
3.473%, 4/8/23 §	800,000	834
Sempra Energy
1.719%, (ICE LIBOR USD 3 Month plus 0.500%), 1/15/21	495,000	495
2.850%, 11/15/20	785,000	790
2.875%, 10/1/22	265,000	274
Sinosing Services Pte, Ltd.
2.250%, 2/20/25 §,b	1,000,000	1,021
Southern California Edison Co.
2.400%, 2/1/22	180,000	183
The Southern Co.
2.350%, 7/1/21	125,000	127
Vistra Operations Co. LLC
3.550%, 7/15/24 144A b	1,335,000	1,378
Total		12,038

Total Corporate Bonds (Cost: $185,383)		189,908

Governments (10.8%)
Governments (10.8%)
US Treasury
0.125%, 4/30/22 b	5,870,000	5,866
0.125%, 5/15/23	830,000	829
1.125%, 2/28/22 b	7,750,000	7,873
1.750%, 6/15/22 b	1,795,000	1,851
2.125%, 5/15/22 b	5,140,000	5,328
2.250%, 4/15/22 b	5,120,000	5,310
2.375%, 3/15/22 b	10,780,000	11,184
Total		38,241

Total Governments (Cost: $37,502)		38,241

Municipal Bonds (0.1%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds (0.1%)
State of Connecticut
1.998%, 7/1/24 GO	125,000	129
2.000%, 7/1/23 GO	50,000	51
2.098%, 7/1/25 GO	85,000	89

Total Municipal Bonds (Cost: $260)		269

Structured Products (33.5%)
Asset Backed Securities (16.7%)
Ally Auto Receivables Trust, Series 2017-2, Class C
2.460%, 9/15/22	70,000	70
Ally Auto Receivables Trust, Series 2017-2, Class D
2.930%, 11/15/23	95,000	96
Ally Master Owner Trust, Series 2018-2, Class A
3.290%, 5/15/23	970,000	990
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D
2.710%, 9/8/22	380,000	384
Americredit Automobile Receivables Trust, Series 2016-4, Class D
2.740%, 12/8/22	1,070,000	1,085
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C
2.710%, 8/18/22	175,000	177
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D
3.130%, 1/18/23	620,000	629
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B
2.240%, 6/19/23	185,000	186
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C
2.690%, 6/19/23	195,000	199
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D
3.820%, 3/18/24	790,000	818
Americredit Automobile Receivables Trust, Series 2018-3, Class A3
3.380%, 7/18/23	760,000	773
AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B
2.130%, 7/18/25	240,000	245
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C
1.590%, 10/20/25	320,000	316
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D
1.800%, 12/18/25	315,000	305
Applebee’s Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I
4.194%, 6/7/49 144A	300,000	266
ARI Fleet Lease Trust, Series 2017-A, Class A2
1.910%, 4/15/26 144A	481	1
ARI Fleet Lease Trust, Series 2017-A, Class A3
2.280%, 4/15/26 144A	700,000	703

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
ARI Fleet Lease Trust, Series 2018-A, Class A2
2.550%, 10/15/26 144A	85,736	86
ARI Fleet Lease Trust, Series 2020-A, Class B
2.060%, 11/15/28 144A	345,000	337
Ascentium Equipment Receivables Trust LLC, Series 2017-1A, Class A3
2.290%, 6/10/21 144A	36,010	36
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A
2.500%, 7/20/21 144A	69,167	69
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A
2.630%, 12/20/21 144A	635,000	635
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A
2.990%, 6/20/22 144A	440,000	437
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A
2.970%, 3/20/24 144A	425,000	426
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B
3.330%, 3/20/24 144A	435,000	425
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class C
4.950%, 3/20/25 144A	195,000	185
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class B
3.700%, 3/20/23 144A	120,000	116
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A
3.350%, 9/22/25 144A	340,000	345
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A
2.330%, 8/20/26 144A	250,000	242
Babson CLO, Ltd., Series 2017-IA, Class AR
1.935%, (ICE LIBOR USD 3 Month plus 0.800%), 1/20/28 144A	690,232	679
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A
3.500%, (AFC), 1/28/58 144A	485,596	491
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A
3.500%, (AFC), 6/28/57 144A	419,630	432
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A
3.500%, (AFC), 1/28/55 144A	142,571	145
BlueMountain CLO, Series 2015-2, Class A
2.065%, (ICE LIBOR USD 3 Month plus 0.930%), 7/18/27 144A	745,154	730
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280%, 9/26/33 144A	230,774	230
Capital Auto Receivables Asset Trust, Series 2017-1, Class B
2.430%, 5/20/22 144A	70,000	71
Capital Auto Receivables Asset Trust, Series 2017-1, Class C
2.700%, 9/20/22 144A	115,000	116

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Capital Auto Receivables Asset Trust, Series 2018-1, Class D
3.700%, 6/20/25 144A	575,000	583
Capital Auto Receivables Asset Trust, Series 2018-2, Class B
3.480%, 10/20/23 144A	180,000	183
Capital Auto Receivables Asset Trust, Series 2018-2, Class C
3.690%, 12/20/23 144A	225,000	231
Carlyle Global Market Strategies, Series 2015-3A, Class A1R
1.887%, (ICE LIBOR USD 3 Month plus 1.000%), 7/28/28 144A	760,000	750
CarMax Auto Owner Trust, Series 2017-4, Class C
2.700%, 10/16/23	95,000	96
CarMax Auto Owner Trust, Series 2019-2, Class B
3.010%, 12/16/24	455,000	469
CarMax Auto Owner Trust, Series 2019-4, Class A4
2.130%, 7/15/25	345,000	360
CarMax Auto Owner Trust, Series 2020-1, Class B
2.210%, 9/15/25	430,000	443
CarMax Auto Owner Trust, Series 2020-1, Class C
2.340%, 11/17/25	190,000	189
CIFC Funding, Ltd., Series 2020-1A, Class A1
2.134%, (ICE LIBOR USD 3 Month plus 1.700%), 7/15/32 144A	655,000	655
CNH Equipment Trust, Series 2020-A, Class A4
1.510%, 4/15/27	260,000	264
Cole Park CLO, Ltd., Series 2015-1A, Class AR
2.185%, (ICE LIBOR USD 3 Month plus 1.050%), 10/20/28 144A	760,000	751
Daimler Trucks Retail Trust, Series 2018-1, Class A4
3.030%, 11/15/24 144A	200,000	201
Daimler Trucks Retail Trust, Series 2020-1, Class A4
1.370%, 6/15/27	855,000	853
Drive Auto Receivables Trust
2.360%, 3/16/26	380,000	383
Elara HGV Timeshare Issuer, Series 2017-A, Class A
2.690%, 3/25/30 144A	85,457	85
Elara HGV Timeshare Issuer, Series 2019-A, Class A
2.610%, 1/25/34 144A	206,950	206
Enterprise Fleet Financing LLC, Series 2017- 3, Class A2
2.130%, 5/22/23 144A	82,339	83
Enterprise Fleet Financing LLC, Series 2018- 1, Class A2
2.870%, 10/20/23 144A	109,398	110
Enterprise Fleet Financing LLC, Series 2018- 2, Class A2
3.140%, 2/20/24 144A	199,279	201

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Enterprise Fleet Financing LLC, Series 2019- 1, Class A2
2.980%, 10/22/24 144A	207,355	211
Enterprise Fleet Financing LLC, Series 2019- 3, Class A2
2.060%, 5/20/25 144A	365,000	370
Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class B
2.340%, 9/15/22	1,265,000	1,268
GM Financial Automobile Leasing Trust, Series 2018-1, Class C
3.110%, 12/20/21	200,000	201
GM Financial Automobile Leasing Trust, Series 2018-1, Class D
3.370%, 10/20/22	480,000	482
GM Financial Automobile Leasing Trust, Series 2018-2, Class A
3.500%, 4/20/22	220,000	222
GM Financial Automobile Leasing Trust, Series 2019-1, Class C
3.560%, 12/20/22	400,000	408
GM Financial Automobile Leasing Trust, Series 2020-2, Class C
2.560%, 7/22/24	200,000	203
GM Financial Securitized Term, Series 2017- 3A, Class C
2.520%, 3/16/23 144A	475,000	481
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class C
2.630%, 7/15/22 144A	170,000	170
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A
2.700%, 4/15/24 144A	355,000	363
Golub Capital Partners CLO, Series 2018- 39A, Class A1
2.285%, (ICE LIBOR USD 3 Month plus 1.150%), 10/20/28 144A	440,000	433
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A3
2.600%, 6/15/21 144A	69,624	70
GS Mortgage Securities Trust 2020, Series 20-2, Class A3
1.490%, 12/16/24	160,000	164
Halcyon Loan Advisors Funding, Ltd., Series 2014-3A, Class B1R
3.060%, (ICE LIBOR USD 3 Month plus 1.700%), 10/22/25 144A	345,000	341
Hardee’s Funding LLC, Series 1A, Class AI
4.250%, 6/21/48 144A	432,597	440
Hilton Grand Vacations Trust, Series 2017- AA, Class A
2.660%, 12/26/28 144A	63,039	62
Hilton Grand Vacations Trust, Series 2017- AA, Class B
2.960%, (EXE), 12/26/28 144A	36,022	33
Hilton Grand Vacations Trust, Series 2020- AA, Class A
2.740%, 2/25/39 144A	277,469	280
Huntington Auto Trust, Series 2016-1, Class A4
1.930%, 4/15/22	113,400	113

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A3
1.410%, 11/15/24	350,000	358
Hyundai Auto Receivables Trust, Series 2017- A, Class B
2.380%, 4/17/23	150,000	152
Hyundai Auto Receivables Trust, Series 2019- A, Class B
2.940%, 5/15/25	325,000	339
KKR Financial CLO, Ltd., Series 2013, Class A1R
1.976%, (ICE LIBOR USD 3 Month plus 0.800%), 1/16/28 144A	740,375	724
Kubota Credit Owner Trust, Series 2020-1A, Class A3
1.960%, 3/15/24 144A	185,000	189
Madison Park Funding, Ltd., Series 2015-18A, Class A1R
2.299%, (ICE LIBOR USD 3 Month plus 1.190%), 10/21/30 144A	690,000	679
Magnetite XVI, Ltd., Series 2015-16A, Class AR
1.935%, (ICE LIBOR USD 3 Month plus 0.800%), 1/18/28 144A	973,772	957
MetLife Securitization Trust, Series 2017-1A, Class A
3.000%, (AFC), 4/25/55 144A	191,232	199
Mill City Mortgage Loan Trust, Series 2016-1, Class A1
2.500%, (AFC), 4/25/57 144A	39,632	40
Mill City Mortgage Loan Trust, Series 2017-2, Class A1
2.750%, (AFC), 7/25/59 144A	295,013	302
MVW Owner Trust, Series 2015-1A, Class A
2.520%, 12/20/32 144A	109,053	108
MVW Owner Trust, Series 2017-1A, Class A
2.420%, 12/20/34 144A	350,284	348
MVW Owner Trust, Series 2017-1A, Class B
2.750%, 12/20/34 144A	36,872	36
MVW Owner Trust, Series 2017-1A, Class C
2.990%, 12/20/34 144A	40,559	39
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A
3.420%, 1/15/43 144A	710,000	727
Navient Private Education Refi Loan Trust, Series 2019-C, Class A1
2.820%, 2/15/68 144A	275,436	277
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A
2.640%, 5/15/68 144A	700,000	715
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A
2.460%, 11/15/68 144A	380,000	389
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A
2.150%, 11/15/68 144A	1,205,000	1,219
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A
1.690%, 5/15/69 144A	600,000	602

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Student Loan Trust, Series 2019-2A, Class A1
0.455%, (ICE LIBOR USD 1 Month plus 0.270%), 2/27/68 144A	186,554	186
Navient Student Loan Trust, Series 2019-EA, Class A1
2.390%, 5/15/68 144A	175,654	176
Navient Student Loan Trust, Series 2019-GA, Class A
2.400%, 10/15/68 144A	1,121,195	1,143
Nelnet Student Loan Trust, Series 2020-1A, Class A
0.925%, (ICE LIBOR USD 1 Month plus 0.740%), 3/26/68 144A	175,431	173
Neuberger Berman CLO, Ltd., Series 2015- 19A, Class A1R2
2.019%, (ICE LIBOR USD 3 Month plus 0.800%), 7/15/27 144A	726,474	716
Neuberger Berman CLO, Ltd., Series 2017- 16SA, Class A
2.069%, (ICE LIBOR USD 3 Month plus 0.850%), 1/15/28 144A	431,570	426
Nissan Auto Lease Trust, Series 2020-A, Class A3
1.380%, 12/16/24	205,000	209
Nissan Master Owner Trust Receivables, Series 2019-A, Class A
0.745%, (ICE LIBOR USD 1 Month plus 0.560%), 2/15/24	650,000	646
Nissan Master Owner Trust Receivables, Series 2019-B, Class A
0.615%, (ICE LIBOR USD 1 Month plus 0.430%), 11/15/23	785,000	780
OCP CLO, Ltd., Series 2015-10A, Class A1R
1.811%, (ICE LIBOR USD 3 Month plus 0.820%), 10/26/27 144A	503,871	498
OZLM VIII, Ltd., Series 2014-8A, Class A1RR
2.305%, (ICE LIBOR USD 3 Month plus 1.170%), 10/17/29 144A	482,621	475
Santander Drive Auto Receivables Trust, Series 2016-1, Class D
4.020%, 4/15/22	237,450	238
Santander Drive Auto Receivables Trust, Series 2016-3, Class C
2.460%, 3/15/22	24,795	25
Santander Drive Auto Receivables Trust, Series 2017-1, Class C
2.580%, 5/16/22	1,289	1
Santander Drive Auto Receivables Trust, Series 2018-1, Class C
2.960%, 3/15/24	100,494	101
Santander Drive Auto Receivables Trust, Series 2018-4, Class B
3.270%, 1/17/23	121,279	122
Santander Drive Auto Receivables Trust, Series 2019-1, Class B
3.210%, 9/15/23	180,000	182
Santander Drive Auto Receivables Trust, Series 2019-1, Class C
3.420%, 4/15/25	380,000	388

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Santander Drive Auto Receivables Trust, Series 2019-2, Class B
2.790%, 1/16/24	275,000	279
Santander Drive Auto Receivables Trust, Series 2019-3, Class B
2.280%, 9/15/23	490,000	496
Santander Drive Auto Receivables Trust, Series 2019-C, Class A3
1.860%, 2/21/23 144A	295,000	301
Santander Drive Auto Receivables Trust, Series 2019-C, Class B
2.170%, 11/20/23 144A	215,000	216
Santander Drive Auto Receivables Trust, Series 2019-C, Class C
2.390%, 11/20/23 144A	360,000	357
Santander Drive Auto Receivables Trust, Series 2019-C, Class D
2.880%, 6/20/24 144A	425,000	423
Santander Retail Auto Lease Trust, Series 2017-A, Class C
2.960%, 11/21/22 144A	155,000	155
Santander Retail Auto Lease Trust, Series 2019-A, Class A3
2.770%, 6/20/22 144A	395,000	403
Santander Retail Auto Lease Trust, Series 2019-A, Class C
3.300%, 5/22/23 144A	330,000	335
Santander Retail Auto Lease Trust, Series 2019-B, Class C
2.770%, 8/21/23 144A	305,000	305
Santander Retail Auto Lease Trust, Series 2020-A, Class D
2.520%, 11/20/24 144A	320,000	313
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A
2.580%, 9/20/32 144A	84,503	84
Sierra Receivables Funding Co. LLC, Series 2016-3A, Class A
2.430%, 10/20/33 144A	106,877	107
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A
2.910%, 3/20/34 144A	30,124	30
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A
3.080%, 3/21/33 144A	109,571	109
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A
2.330%, 7/20/33 144A	31,229	31
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A
3.200%, 1/20/36 144A	143,768	147
Sierra Timeshare Receivables Funding LLC, Series 2019-2, Class A
2.590%, 5/20/36 144A	490,270	490
Sierra Timeshare Receivables Funding LLC, Series 2019-3, Class A
2.340%, 7/15/38 144A	446,770	445
SLM Student Loan Trust, Series 2007-7, Class A4
1.321%, (ICE LIBOR USD 3 Month plus 0.330%), 1/25/22	186,012	176

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SLM Student Loan Trust, Series 2008-1, Class A4
1.641%, (ICE LIBOR USD 3 Month plus 0.650%), 1/25/22	544,525	503
SLM Student Loan Trust, Series 2008-5, Class A4
2.691%, (ICE LIBOR USD 3 Month plus 1.700%), 7/25/23	79,957	79
SLM Student Loan Trust, Series 2008-9, Class A
2.491%, (ICE LIBOR USD 3 Month plus 1.500%), 4/25/23	58,748	58
SMB Private Education Loan Trust, Series 2014-A, Class A3
1.685%, (ICE LIBOR USD 1 Month plus 1.500%), 4/15/32 144A	665,000	666
SMB Private Education Loan Trust, Series 2015-A, Class A2B
1.185%, (ICE LIBOR USD 1 Month plus 1.000%), 6/15/27 144A	93,731	93
SMB Private Education Loan Trust, Series 2016-C, Class A2B
1.285%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	453,522	450
SMB Private Education Loan Trust, Series 2018-B, Class A2A
3.600%, 1/15/37 144A	254,628	265
SMB Private Education Loan Trust, Series 2018-B, Class A2B
0.905%, (ICE LIBOR USD 1 Month plus 0.720%), 1/15/37 144A	609,288	595
Synchrony Card Funding LLC, Series 2018- A1, Class A
3.380%, 9/15/24	810,000	834
Synchrony Card Funding LLC, Series 2019- A2, Class A
2.340%, 6/16/25	840,000	864
Synchrony Credit Card Master Note Trust, Series 2015-4, Class B
2.620%, 9/15/23	305,000	305
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C
2.950%, 5/15/24	522,306	522
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C
3.360%, 3/15/24	445,000	448
Towd Point Mortgage Trust, Series 2015-1, Class A1
3.000%, (AFC), 1/28/58 144A	168,330	174
Towd Point Mortgage Trust, Series 2015-4, Class A1B
2.750%, (AFC), 4/25/55 144A	86,183	87
Towd Point Mortgage Trust, Series 2015-5, Class A1B
2.750%, (AFC), 5/25/55 144A	92,129	93
Towd Point Mortgage Trust, Series 2016-1, Class A1B
2.750%, (AFC), 2/25/55 144A	55,092	56
Towd Point Mortgage Trust, Series 2016-1, Class A3B
3.000%, (AFC), 2/25/55 144A	87,030	89

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Towd Point Mortgage Trust, Series 2016-2, Class A1A
2.750%, (AFC), 8/25/55 144A	60,410	62
Towd Point Mortgage Trust, Series 2016-3, Class A1
2.250%, (AFC), 4/25/56 144A	41,612	42
Towd Point Mortgage Trust, Series 2017-1, Class A1
2.750%, (AFC), 10/25/56 144A	250,207	256
Towd Point Mortgage Trust, Series 2017-2, Class A1
2.750%, (AFC), 4/25/57 144A	157,486	160
Towd Point Mortgage Trust, Series 2017-3, Class A1
2.750%, (AFC), 7/25/57 144A	361,527	370
Towd Point Mortgage Trust, Series 2017-4, Class A1
2.750%, (AFC), 6/25/57 144A	194,919	201
Towd Point Mortgage Trust, Series 2017-6, Class A1
2.750%, (AFC), 10/25/57 144A	731,197	757
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.250%, (AFC), 3/25/58 144A	928,567	976
Towd Point Mortgage Trust, Series 2018-5, Class A1A
3.250%, (AFC), 8/25/58 144A	681,486	713
Verizon Owner Trust, Series 2017-1A, Class C
2.650%, 9/20/21 144A	150,000	150
Verizon Owner Trust, Series 2017-3A, Class C
2.530%, 4/20/22 144A	550,000	553
Verizon Owner Trust, Series 2018-1A, Class C
3.200%, 9/20/22 144A	450,000	457
Volvo Financial Equipment LLC, Series 2018- 1A, Class B
2.910%, 1/17/23 144A	210,000	211
Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A
0.685%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/22 144A	115,000	115
World Omni Auto Receivables Trust, Series 2019-C, Class C
2.400%, 6/15/26	380,000	389
World Omni Auto Receivables Trust, Series 2020-A, Class C
1.640%, 8/17/26	225,000	224
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class B
3.060%, 5/15/23	130,000	131
Total		58,921

Mortgage Securities (16.8%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1
3.628%, (AFC), 3/25/49 144A	310,360	318
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1
4.065%, (AFC), 3/25/49 144A	270,000	270

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Angel Oak Mortgage Trust I LLC, Series 2020-3, Class A1
1.618%, (AFC), 4/25/65 144A Æ	405,000	405
Atrium Hotel Portfolio Trust, Series 2017- ATRM, Class A
1.115%, (ICE LIBOR USD 1 Month plus 0.930%), 12/15/36 144A	520,000	483
Austin Fairmont Hotel Trust , Series 2019- FAIR, Class A
1.235%, (ICE LIBOR USD 1 Month plus 1.050%), 9/15/32 144A	545,000	522
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A
1.035%, (ICE LIBOR USD 1 Month plus 0.850%), 9/15/34 144A	460,000	438
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A1
1.957%, 2/15/50	61,535	62
BANK, Series 2017-BNK4, Class A1
2.002%, 5/15/50	216,933	218
BANK, Series 2019-BNK24, Class A1
2.056%, 11/15/62	229,012	233
BX Commercial Mortgage Trust, Series 2020- BXLP, Class C
1.305%, (ICE LIBOR USD 1 Month plus 1.120%), 12/15/36 144A	360,000	351
BX Commercial Mortgage Trust, Series 2020- BXLP, Class D
1.435%, (ICE LIBOR USD 1 Month plus 1.250%), 12/15/36 144A	345,000	333
BX Trust, Series 2018-GW, Class A
0.985%, (ICE LIBOR USD 1 Month plus 0.800%), 5/15/35 144A b	1,095,000	1,037
BX Trust, Series 2019-XL, Class B
1.265%, (ICE LIBOR USD 1 Month plus 1.080%), 10/15/36 144A	358,275	352
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A
1.255%, (ICE LIBOR USD 1 Month plus 1.070%), 12/15/37 144A	325,000	321
CD Commercial Mortgage Trust, Series 2016- CD2, Class A1
1.848%, 11/10/49	95,810	96
CD Commercial Mortgage Trust, Series 2017- CD3, Class A1
1.965%, 2/10/50	54,517	55
CGDB Commercial Mortgage Trust 2019, Series MOB, Class D
1.835%, (ICE LIBOR USD 1 Month plus 1.650%), 11/15/36 144A	660,000	628
Citigroup Mortgage Loan Trust, Series 2019- IMC1, Class A1
2.720%, (AFC), 7/25/49 144A	324,918	329
COLT Funding LLC, Series 2018-3, Class A2
3.763%, (AFC), 10/26/48 144A	96,445	98
COLT Funding LLC, Series 2020-3, Class A1
1.506%, (AFC), 4/27/65 144A	250,000	250
COLT Mortgage Loan Trust, Series 2018-2, Class A1
3.470%, (AFC), 7/27/48 144A	270,844	273

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
COLT Mortgage Loan Trust, Series 2018-2, Class A2
3.542%, (AFC), 7/27/48 144A	98,683	99
COLT Mortgage Loan Trust, Series 2018-4, Class A1
4.006%, (AFC), 12/28/48 144A	154,416	157
COLT Mortgage Loan Trust, Series 2019-2, Class A1
3.337%, (AFC), 5/25/49 144A	186,685	189
COLT Mortgage Loan Trust, Series 2019-3, Class A1
2.764%, (AFC), 8/25/49 144A	423,198	428
COMM Mortgage Trust, Series 2013-300P, Class A1
4.353%, 8/10/30 144A	275,000	295
COMM Mortgage Trust, Series 2020-CBM, Class D
3.754%, (CSTR), 11/13/39 144A	235,000	209
Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class B
4.844%, (CSTR), 2/10/47	435,000	466
Commercial Mortgage Pass Through Certificates, Series 2014-CR19, Class D
4.888%, (CSTR), 8/10/47 144A	185,000	116
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class B
4.701%, 3/10/47	255,000	265
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class A2
3.221%, 10/10/48	605,000	607
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A1
1.770%, 2/10/49	3,718	4
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A1
2.111%, 9/10/50	101,508	102
Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M1
0.935%, (ICE LIBOR USD 1 Month plus 0.750%), 9/25/39 144A	44,593	45
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M1
0.985%, (ICE LIBOR USD 1 Month plus 0.800%), 1/25/40 144A	360,478	358
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class C
1.615%, (ICE LIBOR USD 1 Month plus 1.430%), 5/15/36 144A	515,000	506
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D
1.785%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	405,000	392
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.718%, 8/15/48	305,000	334
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A1
2.024%, 9/15/50	50,627	51
CSAIL Commerical Mortgage Trust, Series 2019-C16, Class A1
2.360%, 6/15/52	253,898	260

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3
3.485%, (CSTR, AFC), 12/26/46 144A	21,344	21
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1
2.577%, (CSTR, AFC), 10/25/47 144A	96,710	98
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A2
2.711%, (CSTR, AFC), 10/25/47 144A	16,118	16
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A3
2.813%, (CSTR, AFC), 10/25/47 144A	16,118	16
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1
2.976%, (AFC), 1/25/58 144A	104,964	106
Deephaven Residential Mortgage Trust, Series 2018-3A, Class A3
3.963%, (AFC), 8/25/58 144A	38,797	39
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A1
3.743%, (AFC), 1/25/59 144A	302,671	304
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A3
3.763%, (AFC), 4/25/59 144A	213,852	215
Deephaven Residential Mortgage Trust, Series 2019-2A, Class M1
3.921%, (AFC), 4/25/59 144A	195,000	189
Deephaven Residential Mortgage Trust, Series 2019-3A, Class A1
2.964%, (AFC), 7/25/59 144A	516,461	524
Ellington Financial Mortgage Trust, Series 2020-1, Class A1
2.006%, (AFC), 6/25/65 144A	180,000	180
FDIC Guaranteed Notes Trust, Series 2010- S2, Class 2A
2.570%, 7/29/47 144A	44,843	45
Federal Home Loan Bank
4.000%, 12/1/49	219,456	238
4.500%, 5/1/50	216,351	234
Federal Home Loan Mortgage Corp.
3.000%, 11/1/34	74,801	80
3.500%, 3/1/46	71,173	78
5.000%, 12/1/41	277,035	318
5.500%, 5/1/22	26,768	27
6.000%, 9/1/34	1,897	2
6.000%, 2/1/35	38,488	45
6.000%, 9/1/35	12,236	14
6.000%, 1/1/38	2,385	3
7.000%, 3/1/39	78,254	91
7.500%, 6/1/38	77,602	92
Federal Home Loan Mortgage Corp., Series 2014-DNA3, Class M1
4.185%, (ICE LIBOR USD 1 Month plus 4.000%), 8/25/24	226,133	229
Federal Home Loan Mortgage Corp., Series 2016-DNA2, Class M3
4.835%, (ICE LIBOR USD 1 Month plus 4.650%), 10/25/28	363,450	378

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1
1.385%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/29	15,104	15
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1
1.385%, (ICE LIBOR USD 1 Month plus 1.200%), 10/25/29	175,550	176
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1
3.800%, (CSTR), 5/25/47 144A	38,660	39
Federal Home Loan Mortgage Corp., Series 2017-SPI1, Class M1
3.980%, 9/25/47 144A	780	1
Federal Home Loan Mortgage Corp., Series 2018-DNA2, Class M1
0.985%, (ICE LIBOR USD 1 Month plus 0.800%), 12/25/30 144A	108,869	109
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Class M1
0.935%, (ICE LIBOR USD 1 Month plus 0.750%), 10/25/48 144A	30,677	31
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M1
3.809%, 5/25/48 144A	22,187	22
Federal Home Loan Mortgage Corp., Series 3713, Class PA
2.000%, 2/15/40	229,302	235
Federal Home Loan Mortgage Corp., Series 3718, Class BC
2.000%, 2/15/25	79,049	79
Federal Home Loan Mortgage Corp., Series 4092, Class CL
1.250%, 6/15/27	659,240	665
Federal Home Loan Mortgage Corp., Series DNA3, Class M1
0.935%, (ICE LIBOR USD 1 Month plus 0.750%), 3/25/30	65,141	65
Federal National Mortgage Association
2.500%, 10/1/22	177,725	186
2.500%, 12/1/22	46,177	48
3.000%, 6/1/22	42,490	45
3.000%, 4/1/24	172,450	181
3.000%, 9/1/28	419,112	441
3.000%, 12/1/34	171,228	184
3.000%, 3/1/35	64,602	69
3.500%, 5/1/27	471,211	499
3.500%, 4/1/46	666,306	711
3.500%, 2/1/48	187,700	199
4.000%, 1/1/47	176,749	189
4.000%, 2/1/49	55,460	59
4.000%, 11/1/49	127,222	136
4.000%, 12/1/49	54,940	58
4.000%, 1/1/50	631,940	669
4.500%, 5/1/40	103,336	115
4.500%, 9/1/40	99,522	111
4.500%, 5/1/41	169,799	189
4.500%, 8/1/48	103,116	111
4.500%, 9/1/48	99,184	107
4.500%, 10/1/48	498,529	544
4.500%, 11/1/48	145,306	156

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.500%, 12/1/48	775,850	833
4.500%, 5/1/49	333,209	361
4.500%, 1/1/50	88,068	95
5.000%, 10/1/33	130,516	150
5.000%, 6/1/40	88,801	101
5.000%, 7/1/45	143,366	164
5.000%, 9/1/48	186,767	204
5.000%, 2/1/49	110,720	121
5.000%, 8/1/49	77,488	85
5.500%, 8/1/37	74,117	85
5.500%, 2/1/38	280,124	321
6.000%, 8/1/22	16,503	17
6.000%, 3/1/34	63,011	73
6.000%, 8/1/34	179,536	209
6.000%, 11/1/34	6,688	8
6.000%, 12/1/34	2,207	3
6.000%, 4/1/35	4,100	5
6.000%, 5/1/38	2,782	3
6.000%, 10/1/40	137,885	161
6.000%, 2/1/49	596,811	696
6.500%, 7/1/32	20,197	24
6.500%, 12/1/32	20,632	24
Federal National Mortgage Association, Series 2011-113, Class AG
2.500%, 11/25/26	124,329	128
Federal National Mortgage Association, Series 2013-74, Class AD
2.000%, 7/25/23	105,997	107
Federal National Mortgage Association, Series 2017, Class 2ED3
1.535%, (ICE LIBOR USD 1 Month plus 1.350%), 9/25/29	259,276	254
Federal National Mortgage Association, Series 2017-90, Class KA
3.000%, 11/25/47	357,960	383
Federal National Mortgage Association, Series 2017-C03, Class 1M1
1.135%, (ICE LIBOR USD 1 Month plus 0.950%), 10/25/29	72,399	72
Federal National Mortgage Association, Series 2017-C04, Class 2ED2
1.285%, (ICE LIBOR USD 1 Month plus 1.100%), 11/25/29	715,384	697
Federal National Mortgage Association, Series 2017-C05, Class 1ED3
1.385%, (ICE LIBOR USD 1 Month plus 1.200%), 1/25/30	355,755	345
Federal National Mortgage Association, Series 2018-44, Class PC
4.000%, 6/25/44	600,925	616
Federal National Mortgage Association, Series 2018-C01, Class 1ED2
1.035%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/30	650,593	626
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
1.035%, (ICE LIBOR USD 1 Month plus 0.850%), 10/25/30	660,000	637

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Flagstar Mortgage Trust, Series 2020-1INV, Class A11
1.035%, (ICE LIBOR USD 1 Month plus 0.850%), 3/25/50 144A	334,514	320
FWD Securitization Trust, Series 2020-INV1, Class A-1
2.240%, (AFC), 1/25/50 144A	721,584	734
Galton Funding Mortgage Trust, Series 2018- 1, Class A33
3.500%, (AFC), 11/25/57 144A	193,869	197
Galton Funding Mortgage Trust, Series 2019- 1, Class A32
4.000%, (AFC), 2/25/59 144A	162,216	167
Galton Funding Mortgage Trust, Series 2019- H1, Class M1
3.339%, (AFC), 10/25/59 144A	260,000	246
Galton Funding Mortgage Trust, Series 2020- H1, Class A1
2.310%, (AFC), 1/25/60 144A	299,574	301
Galton Funding Mortgage Trust, Series 2020- H1, Class M1
2.832%, (AFC), 1/25/60 144A	285,000	256
Government National Mortgage Association
3.500%, 12/20/42	7,021	8
3.500%, 9/20/43	99,952	108
4.000%, 3/20/48	213,155	233
4.000%, 8/20/48	16,139	17
4.000%, 4/20/50	457,470	502
4.500%, 7/21/50	515,000	550
5.000%, 3/20/34	369,571	418
5.000%, 1/20/48	96,093	105
5.000%, 2/20/48	519,048	568
5.500%, 6/20/37	83,951	97
5.500%, 9/15/45	261,485	306
5.500%, 3/20/48	61,361	67
5.500%, 12/20/48	55,831	61
5.500%, 2/20/49	678,258	737
Government National Mortgage Association, Series 2018-122, Class FE
0.490%, (ICE LIBOR USD 1 Month plus 0.300%), 9/20/48	102,116	102
Great Wolf Trust, Series 2019-WOLF, Class A
1.219%, (ICE LIBOR USD 1 Month plus 1.034%), 12/15/36 144A	255,000	245
Great Wolf Trust, Series 2019-WOLF, Class C
1.818%, (ICE LIBOR USD 1 Month plus 1.633%), 12/15/36 144A	270,000	250
GS Mortgage Securities Trust 2019, Series SOHO, Class A
1.085%, (ICE LIBOR USD 1 Month plus 0.900%), 6/15/36 144A	345,000	336
GS Mortgage Securities Trust, Series 2014- EB1A, Class 2A1
2.454%, (CSTR), 7/25/44 144A	19,394	19
GS Mortgage Securities Trust, Series 2016- GS3, Class A1
1.429%, 10/10/49	14,783	15
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1
3.766%, (AFC), 6/25/48 144A	224,838	229

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Homeward Opportunities Fund I Trust, Series 2018-1, Class A2
3.897%, (AFC), 6/25/48 144A	181,784	185
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1
3.454%, (AFC), 1/25/59 144A	419,981	427
Homeward Opportunities Fund I Trust, Series 2019-1, Class A3
3.606%, (AFC), 1/25/59 144A	281,987	286
Homeward Opportunities Fund I Trust, Series 2019-3, Class A1
2.675%, (AFC), 11/25/59 144A	424,728	429
InTown Hotel Portfolio Trust, Series 2018- STAY, Class A
0.885%, (ICE LIBOR USD 1 Month plus 0.700%), 1/15/33 144A	115,000	108
InTown Hotel Portfolio Trust, Series 2018- STAY, Class C
1.435%, (ICE LIBOR USD 1 Month plus 1.250%), 1/15/33 144A	100,000	93
JP Morgan Mortgage Trust, Series 2020- INV1, Class A11
0.998%, (ICE LIBOR USD 1 Month plus 0.830%), (AFC), 8/25/50 144A	203,354	201
JP Morgan Mortgage Trust, Series 2020- INV1, Class A15
3.500%, (AFC), 8/25/50 144A	331,041	336
JP Morgan Mortgage Trust, Series 2020- LTV1, Class A4
3.500%, (AFC), 6/25/50 144A	735,062	754
JPMCC Commercial Mortgage Securities Trust, Series 2019-BKWD, Class B
1.535%, (ICE LIBOR USD 1 Month plus 1.350%), 9/15/29 144A	790,000	750
JPMCC Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C
1.785%, (ICE LIBOR USD 1 Month plus 1.600%), 9/15/29 144A	250,000	234
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS
4.110%, (AFC), 10/15/47	185,000	196
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1
1.389%, 9/15/49	46,566	47
Morgan Stanley Capital I Trust Series 2019- MEAD, Class D
3.177%, (CSTR), 11/10/36 144A	480,000	419
Morgan Stanley Capital I Trust, Series 2015- MS1, Class A1
1.638%, 5/15/48	7,086	7
New Orleans Hotel Trust 2019, Series HNLA, Class B
1.473%, (ICE LIBOR USD 1 Month plus 1.289%), 4/15/32 144A	790,000	727
New Residential Funding LLC, Series 2018- NQM1, Class A1
3.986%, (AFC), 11/25/48 144A	425,340	440
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1
1.650%, (AFC), 5/24/60 144A	510,000	510

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1
2.802%, (AFC), 7/25/49 144A	443,509	450
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A3
3.086%, (AFC), 7/25/49 144A	174,705	177
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1
2.710%, (AFC), 11/25/59 144A	505,285	513
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class A1
2.464%, (AFC), 1/26/60 144A	480,197	488
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
4.138%, (AFC), 11/25/48 144A	256,378	261
OBX Trust, Series 2019-EXP2, Class 2A1A
1.085%, (ICE LIBOR USD 1 Month plus 0.900%), 7/25/59 144A	231,221	230
OBX Trust, Series 2019-EXP2, Class 2A2
1.385%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/59 144A	422,032	416
OBX Trust, Series 2019-EXP3, Class 2A1
1.085%, (ICE LIBOR USD 1 Month plus 0.900%), (AFC), 10/25/59 144A	532,084	529
OBX Trust, Series 2020-INV1, Class A5
3.500%, (AFC), 12/25/49 144A	211,630	218
Onslow Bay Financial LLC, Series 2020- EXP1, Class 1A8
3.500%, 2/25/60 144A	455,251	468
Onslow Bay Financial LLC, Series 2020- EXP1, Class 2A2
1.135%, (ICE LIBOR USD 1 Month plus 0.950%), 2/25/60 144A	427,574	413
RETL, Series 2019-RVP, Class A
1.335%, (ICE LIBOR USD 1 Month plus 1.150%), 3/15/36 144A	49,526	47
Sequoia Mortgage Trust, Series 2018-CH1, Class A11
3.500%, (AFC), 2/25/48 144A	248,956	251
Sequoia Mortgage Trust, Series 2018-CH2, Class A21
4.000%, (AFC), 6/25/48 144A	188,339	193
Sequoia Mortgage Trust, Series 2018-CH2, Class A3
4.000%, (AFC), 6/25/48 144A	434,435	444
Sequoia Mortgage Trust, Series 2018-CH3, Class A19
4.500%, (AFC), 8/25/48 144A	93,172	97
Sequoia Mortgage Trust, Series 2018-CH4, Class A2
4.000%, (AFC), 10/25/48 144A	148,498	153
SG Residential Mortgage Trust, Series 2019- 3, Class A2
2.877%, (AFC), 9/25/59 144A	372,460	376
Slide, Series 2018-FUN, Class D
2.035%, (ICE LIBOR USD 1 Month plus 1.850%), 6/15/31 144A	366,913	326
STACR Trust, Series 2018-DNA2, Class M2
1.135%, (ICE LIBOR USD 1 Month plus 0.950%), 12/25/30 144A	460,000	462

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
STACR Trust, Series 2018-DNA3, Class M1
0.935%, (ICE LIBOR USD 1 Month plus 0.750%), 9/25/48 144A	874	1
STACR Trust, Series 2018-DNA3, Class M2
1.085%, (ICE LIBOR USD 1 Month plus 0.900%), 9/25/48 144A	340,000	335
STACR Trust, Series 2018-HRP2, Class M2
1.435%, (ICE LIBOR USD 1 Month plus 1.250%), 2/25/47 144A	259,795	256
STACR Trust, Series 2019-HQA4, Class M1
0.955%, (ICE LIBOR USD 1 Month plus 0.770%), 11/25/49 144A	22,624	23
STACR Trust, Series 2020-DNA2, Class M1
0.935%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/50 144A	223,070	221
STACR Trust, Series 2020-DNA3, Class M1
1.671%, (ICE LIBOR USD 1 Month plus 1.500%), 6/25/50 144A	245,000	245
STACR Trust, Series 2020-HQA1, Class M1
0.935%, (ICE LIBOR USD 1 Month plus 0.750%), 1/25/50 144A	140,603	140
STACR Trust, Series 2020-HQA2, Class M1
1.285%, (ICE LIBOR USD 1 Month plus 1.100%), 3/25/50 144A	694,625	692
Starvest Emerging Markets CBO, Series 2019-IMC1, Class A1
3.468%, (AFC), 4/25/49 144A	232,663	239
Starwood Mortgage Residential Trust, Series 2019-1, Class A1
2.941%, (AFC), 6/25/49 144A	332,702	334
Starwood Mortgage Residential Trust, Series 2019-1, Class A3
3.299%, (AFC), 6/25/49 144A	237,019	232
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1
2.610%, (AFC), 9/27/49 144A	80,020	80
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3
2.916%, (AFC), 9/27/49 144A	181,793	181
Starwood Mortgage Residential Trust, Series 2020-1, Class A2
2.408%, (AFC), 2/25/50 144A	208,100	209
Verus Securitization Trust, Series 2018-2, Class A1
3.677%, (AFC), 6/1/58 144A	286,397	290
Verus Securitization Trust, Series 2018-2,
Class A2 3.779%, (AFC), 6/1/58 144A	80,213	81
Verus Securitization Trust, Series 2018-2, Class A3
3.830%, (AFC), 6/1/58 144A	50,419	51
Verus Securitization Trust, Series 2018-3, Class A1
4.108%, (AFC), 10/25/58 144A	368,800	377
Verus Securitization Trust, Series 2019-1, Class A1
3.836%, (AFC), 2/25/59 144A	382,399	390
Verus Securitization Trust, Series 2019-2, Class A1
3.211%, (AFC), 5/25/59 144A	331,167	338

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2019-4, Class A3
3.000%, (AFC), 11/25/59 144A	286,032	291
Verus Securitization Trust, Series 2019-INV1, Class A1
3.402%, (AFC), 12/25/59 144A	180,114	184
Verus Securitization Trust, Series 2019-INV2, Class A1
2.913%, (AFC), 7/25/59 144A	626,701	638
Verus Securitization Trust, Series 2019-INV2, Class A2
3.117%, (AFC), 7/25/59 144A	377,681	384
Verus Securitization Trust, Series 2019-INV3, Class A3
1.000%, (AFC), 4/25/60 144A	105,000	105
3.100%, (AFC), 11/25/59 144A	303,378	302
Verus Securitization Trust, Series 2020-1, Class A1
2.417%, (AFC), 1/25/60 144A	731,652	742
Verus Securitization Trust, Series 2020-1, Class A3
2.724%, (AFC), 1/25/60 144A	303,936	302
Verus Securitization Trust, Series 2020-2, Class A1
2.226%, (AFC), 5/25/60 144A b	1,115,000	1,124
Vista Point Securitization Trust
1.763%, (AFC), 3/25/65 144A Æ	300,000	300
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2
3.020%, 7/15/58	149,535	152
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1
1.968%, 7/15/50	124,419	125
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A1
1.975%, 9/15/50	94,959	96
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B
4.697%, 4/15/45	385,000	394
Total		59,298

Total Structured Products (Cost: $117,979)		118,219

Short-Term Investments (1.8%)
Commercial Paper (0.6%)
The Boeing Co.
0.000%, 11/4/20	700,000	695
0.000%, 11/16/20	680,000	675
Ford Motor Credit Co. LLC
0.000%, 7/27/20 144A	345,000	344
0.000%, 8/4/20 144A	250,000	249
Total		1,963
Consumer, Cyclical (0.0%)
General Motors Financial Co., Inc.
4.200%, 3/1/21	120,000	122
Total		122

Consumer, Non-cyclical (0.2%)
Cigna Corp.
4.125%, 9/15/20 144A	325,000	328

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Investments (1.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Perrigo Finance Unlimited Co.
3.500%, 3/15/21	270,000	270

Total		598

Energy (0.1%)
Kinder Morgan, Inc.
5.000%, 2/15/21 144A	325,000	332
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	85,000	87

Total		419

Financial (0.1%)
Deutsche Bank AG
2.950%, 8/20/20	420,000	420

Total		420

Short-Term Investments (1.8%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%#	2,915,416	2,915

Total		2,915

Total Short-Term Investments (Cost: $6,424)		6,437

Total Investments (100.1%) (Cost: $347,548)@		353,074

Other Assets, Less Liabilities (-0.1%)		(480)

Net Assets (100.0%)		352,594

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	9,900	99	9/20	$12,449	$(30)	$3
Ten-Year US Treasury Note Future	Short	USD	8,100	81	9/20	11,273	(25)	13
Two-Year US Treasury Note Future	Long	USD	56,600	283	9/20	62,494	8	4
							$(47)	$20

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$20	$20	$–	$–	$–	$–

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the value of these securities (in thousands) was $122,004 representing 34.6% of the net assets.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2020, the aggregate value of these securities was $10,262 (in thousands), representing 2.9% of net assets.

b

Cash or securities with an aggregate value of $85,449 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2020.

Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $347,548 and the net unrealized appreciation of investments based on that cost was $5,479 which is comprised of $7,192 aggregate gross unrealized appreciation and $1,713 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$269	$—
Corporate Bonds	—	189,908	—
Governments	—	38,241	—
Structured Products
Mortgage Securities	—	58,593	705
All Others	—	58,921	—
Short-Term Investments
Money Market Funds	2,915	—	—
All Others	—	3,522	—
Other Financial Instruments^
Futures	8	—	—

Total Assets:	$2,923	$349,454	$705

Liabilities:
Other Financial Instruments^
Futures	(55)	—	—

Total Liabilities:	$(55)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio (unaudited)

    Sector Allocation 6/30/20

Sector	% of Net Assets

Structured Products	56.0%

Corporate Bonds	34.2%

Governments	17.2%

Municipal Bonds	0.5%

Short-Term Investments & Other Net Assets	-7.9%

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objectives. Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect performance.

Select Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Corporate Bonds (34.2%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.9%)
Air Products and Chemicals, Inc.
2.700%, 5/15/40	521,000	553
Barrick North America Finance LLC
5.700%, 5/30/41	1,244,000	1,672
5.750%, 5/1/43	474,000	663
DowDuPont, Inc.
4.205%, 11/15/23	2,694,000	2,957
4.493%, 11/15/25	1,918,000	2,208
Georgia-Pacific LLC
1.750%, 9/30/25 144A	3,437,000	3,546
2.100%, 4/30/27 144A	1,658,000	1,721
2.300%, 4/30/30 144A	2,723,000	2,837
International Paper Co.
4.400%, 8/15/47	1,023,000	1,196
Newmont Corp.
2.250%, 10/1/30	1,629,000	1,650
Nucor Corp.
2.000%, 6/1/25	1,087,000	1,129
2.700%, 6/1/30	1,087,000	1,140
Nutrien, Ltd.
2.950%, 5/13/30	1,396,000	1,479
5.000%, 4/1/49	1,575,000	2,028
Steel Dynamics, Inc.
2.400%, 1/15/31	789,000	813
3.250%, 1/15/31	790,000	803
Teck Resources, Ltd.
3.900%, 7/15/30 144A	1,583,000	1,579
Total		27,974
Communications (3.5%)
Amazon.com, Inc.
1.500%, 6/3/30	4,337,000	4,398
2.500%, 6/3/50	1,192,000	1,206
2.700%, 6/3/60	1,084,000	1,100
AT&T, Inc.
2.300%, 6/1/27	3,270,000	3,376
2.750%, 6/1/31	3,270,000	3,383
3.000%, 2/15/22	1,565,000	1,630
3.000%, 6/30/22	2,510,000	2,621
3.400%, 5/15/25	3,942,000	4,334
3.500%, 6/1/41	1,089,000	1,144
3.600%, 2/17/23	1,884,000	2,022
3.650%, 6/1/51	1,035,000	1,080
3.850%, 6/1/60	1,089,000	1,154
3.900%, 3/11/24	1,124,000	1,241
4.300%, 2/15/30	2,353,000	2,749
4.500%, 3/9/48	1,902,000	2,232
4.850%, 3/1/39	991,000	1,195
5.150%, 2/15/50	944,000	1,210
5.250%, 3/1/37	588,000	727
5.350%, 12/15/43	492,000	620
5.375%, 10/15/41	787,000	987
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.464%, 7/23/22	971,000	1,035
4.800%, 3/1/50	823,000	933

Corporate Bonds (34.2%)	Shares/ Par +	Value $ (000’s)
Communications continued
Comcast Corp.
1.950%, 1/15/31	3,815,000	3,885
2.650%, 2/1/30	1,474,000	1,603
2.800%, 1/15/51	1,668,000	1,705
3.100%, 4/1/25	2,080,000	2,285
3.700%, 4/15/24	1,970,000	2,186
3.750%, 4/1/40	2,485,000	2,923
3.950%, 10/15/25	1,781,000	2,041
4.150%, 10/15/28	2,554,000	3,073
4.600%, 10/15/38	2,495,000	3,177
Discovery Communications LLC
3.625%, 5/15/30	832,000	910
Time Warner Cable LLC
6.550%, 5/1/37	703,000	925
T-Mobile USA, Inc.
1.500%, 2/15/26 144A	2,813,000	2,813
2.050%, 2/15/28 144A	3,579,000	3,581
2.550%, 2/15/31 144A	4,828,000	4,845
3.500%, 4/15/25 144A	4,426,000	4,824
3.750%, 4/15/27 144A	3,363,000	3,731
3.875%, 4/15/30 144A	2,201,000	2,453
Verizon Communications, Inc.
3.000%, 3/22/27	1,023,000	1,135
3.500%, 11/1/24	2,377,000	2,631
4.016%, 12/3/29	1,228,000	1,468
4.272%, 1/15/36	438,000	542
4.400%, 11/1/34	2,134,000	2,652
4.522%, 9/15/48	1,327,000	1,754
Viacom, Inc.
4.375%, 3/15/43	297,000	310
5.850%, 9/1/43	715,000	845
ViacomCBS, Inc.
4.200%, 5/19/32	3,206,000	3,557
4.600%, 1/15/45	192,000	203
4.750%, 5/15/25	1,688,000	1,923
4.950%, 1/15/31	1,025,000	1,199
4.950%, 5/19/50	1,077,000	1,199
Vodafone Group PLC
4.250%, 9/17/50	1,933,000	2,265
The Walt Disney Co.
3.500%, 5/13/40	1,244,000	1,355
3.600%, 1/13/51	1,117,000	1,242
3.800%, 5/13/60	775,000	887
Total		112,504
Consumer, Cyclical (2.8%)
Advance Auto Parts, Inc.
3.900%, 4/15/30 144A	3,290,000	3,519
AutoNation, Inc.
4.750%, 6/1/30	1,631,000	1,767
BorgWarner, Inc.
2.650%, 7/1/27	2,262,000	2,316
Costco Wholesale Corp.
1.600%, 4/20/30	6,143,000	6,206
1.750%, 4/20/32	1,582,000	1,606

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (34.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Daimler Finance North America LLC
2.125%, 3/10/25 144A	2,884,000	2,916
Dollar General Corp.
3.500%, 4/3/30	1,230,000	1,378
4.125%, 4/3/50	235,000	280
General Motors Co.
5.400%, 4/1/48	1,516,000	1,498
General Motors Financial Co., Inc.
2.750%, 6/20/25	5,738,000	5,655
2.900%, 2/26/25	2,583,000	2,573
3.950%, 4/13/24	258,000	267
4.350%, 4/9/25	592,000	625
5.200%, 3/20/23	3,376,000	3,612
Harley-Davidson Financial Services, Inc.
3.350%, 6/8/25 144A	2,088,000	2,134
The Home Depot, Inc.
2.500%, 4/15/27	1,259,000	1,379
2.700%, 4/15/30	1,267,000	1,391
2.950%, 6/15/29	580,000	651
3.125%, 12/15/49	2,895,000	3,176
3.350%, 4/15/50	1,559,000	1,778
Lowe’s Companies, Inc.
3.650%, 4/5/29	714,000	819
4.000%, 4/15/25	1,104,000	1,260
5.000%, 4/15/40	1,244,000	1,616
5.125%, 4/15/50	355,000	490
Magna International, Inc.
2.450%, 6/15/30	831,000	850
Marriott International, Inc.
4.625%, 6/15/30	2,486,000	2,585
5.750%, 5/1/25	832,000	907
McDonald’s Corp.
1.450%, 9/1/25	2,036,000	2,087
2.125%, 3/1/30	290,000	297
2.625%, 9/1/29	604,000	647
NIKE, Inc.
2.400%, 3/27/25	1,504,000	1,617
2.750%, 3/27/27	1,003,000	1,101
2.850%, 3/27/30	989,000	1,102
3.375%, 3/27/50	1,227,000	1,407
O’Reilly Automotive, Inc.
4.200%, 4/1/30	2,095,000	2,453
Ralph Lauren Corp.
1.700%, 6/15/22	1,766,000	1,797
2.950%, 6/15/30	2,169,000	2,239
Southwest Airlines Co.
4.750%, 5/4/23	2,178,000	2,249
5.125%, 6/15/27	3,268,000	3,388
Starbucks Corp.
1.300%, 5/7/22	1,295,000	1,313
2.550%, 11/15/30	1,109,000	1,163
3.350%, 3/12/50	511,000	511
3.500%, 11/15/50	1,293,000	1,358
Toyota Motor Credit Corp.
1.350%, 8/25/23	3,123,000	3,186
2.150%, 2/13/30	321,000	338
Walmart, Inc.
3.050%, 7/8/26	957,000	1,080
3.550%, 6/26/25	2,115,000	2,397
3.700%, 6/26/28	2,667,000	3,160
4.050%, 6/29/48	24,000	31
Total		88,175

Corporate Bonds (34.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical (5.6%)
Abbott Laboratories
3.750%, 11/30/26	1,283,000	1,493
AbbVie, Inc.
2.300%, 11/21/22 144A	5,941,000	6,141
2.600%, 11/21/24 144A	2,534,000	2,698
2.900%, 11/6/22	3,268,000	3,429
2.950%, 11/21/26 144A	1,018,000	1,114
3.200%, 11/21/29 144A	3,089,000	3,435
3.750%, 11/14/23	275,000	299
3.800%, 3/15/25 144A	4,234,000	4,721
4.050%, 11/21/39 144A	1,182,000	1,371
4.250%, 11/14/28	766,000	904
4.250%, 11/21/49 144A	1,960,000	2,349
4.450%, 5/14/46	752,000	913
Aetna, Inc.
3.875%, 8/15/47	807,000	910
Altria Group, Inc.
2.350%, 5/6/25	1,666,000	1,753
3.400%, 5/6/30	1,339,000	1,440
3.875%, 9/16/46	558,000	556
4.450%, 5/6/50	1,366,000	1,494
Amgen, Inc.
2.300%, 2/25/31	1,637,000	1,713
3.150%, 2/21/40	1,116,000	1,186
3.375%, 2/21/50	1,013,000	1,109
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.150%, 1/23/25	2,144,000	2,433
4.600%, 4/15/48	1,362,000	1,590
4.700%, 2/1/36	1,847,000	2,177
4.900%, 2/1/46	297,000	363
Anthem, Inc.
2.250%, 5/15/30	2,699,000	2,777
3.125%, 5/15/50	1,084,000	1,121
3.650%, 12/1/27	1,396,000	1,591
Bacardi, Ltd.
5.300%, 5/15/48 144A	778,000	961
BAT Capital Corp.
3.557%, 8/15/27	2,035,000	2,202
4.390%, 8/15/37	152,000	166
4.700%, 4/2/27	2,178,000	2,489
Biogen, Inc.
3.150%, 5/1/50	999,000	962
Bristol-Myers Squibb Co.
3.200%, 6/15/26 144A	2,058,000	2,310
3.400%, 7/26/29 144A	1,333,000	1,554
3.450%, 11/15/27 144A	1,470,000	1,692
3.875%, 8/15/25 144A	1,133,000	1,289
3.900%, 2/20/28 144A	1,575,000	1,853
4.250%, 10/26/49 144A	829,000	1,101
4.350%, 11/15/47 144A	489,000	649
Cigna Corp.
3.400%, 9/17/21	2,242,000	2,318
3.400%, 3/1/27 144A	2,480,000	2,732
3.400%, 3/15/50	501,000	540
3.875%, 10/15/47 144A	2,161,000	2,478
4.375%, 10/15/28	512,000	606

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (34.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
The Coca-Cola Co.
2.600%, 6/1/50	436,000	440
Constellation Brands, Inc.
3.200%, 2/15/23	499,000	530
3.700%, 12/6/26	838,000	935
3.750%, 5/1/50	1,636,000	1,777
4.400%, 11/15/25	150,000	173
CVS Health Corp.
3.000%, 8/15/26	1,099,000	1,202
3.700%, 3/9/23	2,718,000	2,920
4.000%, 12/5/23	1,484,000	1,628
4.780%, 3/25/38	785,000	975
Danaher Corp.
3.350%, 9/15/25	1,022,000	1,140
DENTSPLY SIRONA, Inc.
3.250%, 6/1/30	1,111,000	1,164
DH Europe Finance II SARL
2.050%, 11/15/22	1,627,000	1,680
2.200%, 11/15/24	2,787,000	2,929
2.600%, 11/15/29	3,503,000	3,727
3.400%, 11/15/49	849,000	953
Element Fleet Management Corp.
3.850%, 6/15/25 144A	2,088,000	2,143
Eli Lilly & Co.
2.250%, 5/15/50	1,543,000	1,479
General Mills Inc.
2.875%, 4/15/30	3,327,000	3,617
HCA, Inc.
5.250%, 6/15/49	544,000	655
Hormel Foods Corp.
1.800%, 6/11/30	2,278,000	2,318
Ingredion, Inc.
2.900%, 6/1/30	2,647,000	2,818
3.900%, 6/1/50	985,000	1,127
Keurig Dr. Pepper, Inc.
3.800%, 5/1/50	1,062,000	1,211
The Leland Stanford Junior University
1.289%, 6/1/27	418,000	425
Merck & Co., Inc.
1.450%, 6/24/30	2,133,000	2,137
2.350%, 6/24/40	741,000	754
2.450%, 6/24/50	741,000	744
3.700%, 2/10/45	710,000	851
Mondelez International, Inc.
1.500%, 5/4/25	584,000	595
Novartis Capital Corp.
2.000%, 2/14/27	1,789,000	1,896
2.200%, 8/14/30	1,765,000	1,867
Pacific Gas & Electric Co.
3.150%, 6/15/30	2,691,000	2,714
PayPal Holdings, Inc.
1.350%, 6/1/23	2,811,000	2,869
1.650%, 6/1/25	3,935,000	4,073
PepsiCo, Inc.
2.250%, 3/19/25	1,416,000	1,515
2.625%, 3/19/27	892,000	975
Pfizer, Inc.
2.550%, 5/28/40	1,553,000	1,612
2.700%, 5/28/50	1,657,000	1,709
2.800%, 3/11/22	979,000	1,019

Corporate Bonds (34.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
The Procter & Gamble Co.
2.800%, 3/25/27	516,000	575
3.550%, 3/25/40	315,000	380
3.600%, 3/25/50	532,000	662
Reynolds American, Inc.
5.850%, 8/15/45	1,114,000	1,393
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	2,117,000	2,242
Stryker Corp.
1.150%, 6/15/25	2,181,000	2,195
1.950%, 6/15/30	1,985,000	1,993
2.900%, 6/15/50	1,528,000	1,531
Sysco Corp.
2.400%, 2/15/30	1,058,000	1,046
3.300%, 7/15/26	369,000	395
6.600%, 4/1/50	538,000	739
Takeda Pharmaceutical Co., Ltd.
2.050%, 3/31/30	3,821,000	3,782
3.175%, 7/9/50	1,724,000	1,731
3.375%, 7/9/60	709,000	709
4.400%, 11/26/23	1,858,000	2,065
Thermo Fisher Scientific, Inc.
4.497%, 3/25/30	3,798,000	4,698
UnitedHealth Group, Inc.
2.000%, 5/15/30	1,629,000	1,705
2.750%, 5/15/40	1,298,000	1,377
2.900%, 5/15/50	868,000	924
3.125%, 5/15/60	541,000	578
3.500%, 8/15/39	349,000	406
3.700%, 12/15/25	1,099,000	1,260
3.750%, 10/15/47	876,000	1,045
3.875%, 8/15/59	558,000	683
Upjohn, Inc.
2.700%, 6/22/30 144A	1,273,000	1,308
4.000%, 6/22/50 144A	928,000	993
Yale University
0.873%, 4/15/25	1,818,000	1,832
1.482%, 4/15/30	1,558,000	1,574
Total		180,099
Energy (2.9%)
BP Capital Markets America, Inc.
3.194%, 4/6/25	2,532,000	2,753
3.543%, 4/6/27	2,551,000	2,828
Chevron Corp
1.141%, 5/11/23	3,884,000	3,951
1.554%, 5/11/25	5,407,000	5,554
1.995%, 5/11/27	1,349,000	1,412
2.236%, 5/11/30	2,901,000	3,037
3.078%, 5/11/50	2,272,000	2,411
Devon Energy Corp.
5.000%, 6/15/45	540,000	484
5.600%, 7/15/41	822,000	802
Diamondback Energy, Inc.
3.250%, 12/1/26	2,595,000	2,609
Ecopetrol SA
5.875%, 5/28/45	1,084,000	1,134
6.875%, 4/29/30	1,715,000	1,974
Enbridge, Inc.
2.500%, 1/15/25	4,821,000	5,006
3.125%, 11/15/29	2,205,000	2,311

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (34.2%)	Shares/ Par +	Value $ (000’s)
Energy continued
Energy Transfer Operating LP
6.125%, 12/15/45	401,000	417
Energy Transfer Partners LP
6.050%, 6/1/41	477,000	491
Enterprise Products Operating LLC
3.700%, 1/31/51	952,000	990
3.950%, 1/31/60	1,052,000	1,088
4.200%, 1/31/50	386,000	427
EOG Resources, Inc.
4.375%, 4/15/30	1,877,000	2,234
Equinor ASA
1.750%, 1/22/26	1,560,000	1,598
2.375%, 5/22/30	1,040,000	1,081
3.250%, 11/18/49	748,000	795
Exxon Mobil Corp.
1.571%, 4/15/23	4,953,000	5,079
2.992%, 3/19/25	1,035,000	1,126
Magellan Midstream Partners LP
3.250%, 6/1/30	2,083,000	2,206
Marathon Oil Corp.
4.400%, 7/15/27	1,999,000	1,962
Marathon Petroleum Corp.
3.625%, 9/15/24	2,684,000	2,862
4.500%, 4/1/48	262,000	269
4.700%, 5/1/25	1,904,000	2,131
4.750%, 12/15/23	814,000	893
Noble Energy, Inc.
3.850%, 1/15/28	515,000	497
3.900%, 11/15/24	1,191,000	1,200
4.200%, 10/15/49	1,433,000	1,182
4.950%, 8/15/47	1,278,000	1,138
ONEOK, Inc.
3.400%, 9/1/29	209,000	203
Petroleos Mexicanos
2.460%, 12/15/25	3,530,450	3,661
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/29	2,058,000	2,001
4.900%, 2/15/45	442,000	409
Schlumberger Finance Canada, Ltd.
2.650%, 11/20/22 144A	1,028,000	1,060
Suncor Energy, Inc.
2.800%, 5/15/23	2,686,000	2,805
3.100%, 5/15/25	2,161,000	2,308
Sunoco Logistics Partners Operations LP
5.300%, 4/1/44	684,000	660
5.350%, 5/15/45	130,000	126
Tennessee Gas Pipeline Co. LLC
2.900%, 3/1/30 144A	2,569,000	2,632
Total Capital International
2.986%, 6/29/41	846,000	862
3.127%, 5/29/50	1,592,000	1,625
TransCanada PipeLines, Ltd.
3.750%, 10/16/23	2,583,000	2,789
4.625%, 3/1/34	711,000	817
4.875%, 1/15/26	320,000	378
Transcontinental Gas Pipe Line Co. LLC
3.250%, 5/15/30 144A	1,077,000	1,150
3.950%, 5/15/50 144A	1,725,000	1,846

Corporate Bonds (34.2%)	Shares/ Par +	Value $ (000’s)
Energy continued
The Williams Companies, Inc.
3.900%, 1/15/25	721,000	789
Williams Partners LP
5.400%, 3/4/44	1,021,000	1,135
Total		93,188
Financial (11.0%)
AerCap Ireland Capital
4.625%, 7/1/22	466,000	471
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.500%, 5/26/22	994,000	983
3.950%, 2/1/22	550,000	550
4.450%, 4/3/26	637,000	604
4.875%, 1/16/24	1,033,000	1,026
6.500%, 7/15/25	2,107,000	2,207
Affiliated Managers Group, Inc.
3.300%, 6/15/30	3,253,000	3,314
Alexandria Real Estate Equities, Inc.
4.900%, 12/15/30	725,000	903
American Financial Group, Inc.
5.250%, 4/2/30	2,623,000	3,116
American International Group, Inc.
2.500%, 6/30/25	6,170,000	6,528
3.400%, 6/30/30	2,296,000	2,487
4.200%, 4/1/28	1,528,000	1,738
4.500%, 7/16/44	1,362,000	1,586
4.750%, 4/1/48	2,112,000	2,545
Ameriprise Financial, Inc.
3.000%, 4/2/25	1,712,000	1,858
Arch Capital Group, Ltd.
3.635%, 6/30/50	1,352,000	1,415
Asian Development Bank
0.625%, 4/7/22	9,094,000	9,152
Athene Holding Ltd.
6.150%, 4/3/30	3,197,000	3,679
Banco Santander SA
2.746%, 5/28/25	2,000,000	2,072
3.490%, 5/28/30	1,000,000	1,070
Banco Santander SA, Institucion De Banca Multiple, Grupo Financiero
5.375%, 4/17/25 144A	1,378,000	1,508
Bank of America Corp.
2.456%, (ICE LIBOR USD 3 Month plus 0.870%), 10/22/25	6,197,000	6,519
2.592%, (US SOFR plus 2.150%), 4/29/31	1,057,000	1,118
3.004%, (ICE LIBOR USD 3 Month plus 0.790%), 12/20/23	5,402,000	5,682
3.093%, (ICE LIBOR USD 3 Month plus 1.090%), 10/1/25	3,864,000	4,171
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	6,960,000	7,751
4.125%, 1/22/24	342,000	379
4.183%, 11/25/27	2,883,000	3,289
4.271%, (ICE LIBOR USD 3 Month plus 1.310%), 7/23/29	5,127,000	6,034
Barclays PLC
2.645%, (US Treasury Yield Curve RateT Note Constant Maturity 1 Year plus 1.900%), 6/24/31	1,452,000	1,442
5.088%, (ICE LIBOR USD 3 Month plus 3.054%), 6/20/30	3,595,000	4,098

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (34.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
BNP Paribas SA
2.219%, (US SOFR plus 2.074%), 6/9/26 144A	3,251,000	3,321
2.819%, (ICE LIBOR USD 3 Month plus 1.111%), 11/19/25 144A	5,978,000	6,261
3.052%, (US SOFR plus 1.507%), 1/13/31 144A	1,178,000	1,239
Brighthouse Financial, Inc.
4.700%, 6/22/47	1,141,000	1,043
Brookfield Finance, Inc.
4.350%, 4/15/30	2,667,000	3,010
Capital One Financial Corp.
2.600%, 5/11/23	7,269,000	7,591
3.650%, 5/11/27	2,066,000	2,259
The Charles Schwab Corp.
3.250%, 5/22/29	1,559,000	1,755
4.625%, 3/22/30	1,040,000	1,297
Citigroup, Inc.
2.572%, (US SOFR plus 2.107%), 6/3/31	4,175,000	4,315
2.976%, (US SOFR plus 1.422%), 11/5/30	2,905,000	3,091
3.106%, (US SOFR plus 2.750%), 4/8/26	11,695,000	12,539
3.200%, 10/21/26	2,024,000	2,220
4.412%, (US SOFR plus 3.914%), 3/31/31	6,521,000	7,712
Credit Suisse Group AG
2.193%, (US SOFR plus 2.044%), 6/5/26 144A	3,967,000	4,017
2.997%, (3 Month LIBOR plus 1.200%), 12/14/23 144A	1,908,000	1,986
3.574%, 1/9/23 144A	5,349,000	5,549
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 6/9/23	1,719,000	1,851
Crown Castle International Corp.
3.300%, 7/1/30	2,924,000	3,192
4.000%, 3/1/27	508,000	577
Danske Bank A/S
1.226%, 6/22/24 144A	5,269,000	5,288
3.001%, (ICE LIBOR USD 3 Month plus 1.249%), 9/20/22 144A	4,976,000	5,054
3.244%, (ICE LIBOR USD 3 Month plus 1.591%), 12/20/25 144A	4,699,000	4,885
5.000%, 1/12/22 144A	2,560,000	2,692
Equinix, Inc.
2.625%, 11/18/24	1,374,000	1,463
2.900%, 11/18/26	2,868,000	3,091
Fidelity National Financial, Inc.
3.400%, 6/15/30	1,686,000	1,755
GE Capital Funding, LLC
3.450%, 5/15/25 144A	4,392,000	4,601
4.400%, 5/15/30 144A	894,000	930
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	3,596,000	3,651
GLP Capital LP / GLP Financing II, Inc.
4.000%, 1/15/30	844,000	839
5.300%, 1/15/29	1,030,000	1,115
The Goldman Sachs Group, Inc.
3.272%, (ICE LIBOR USD 3 Month plus 1.201%), 9/29/25	499,000	538
3.500%, 4/1/25	12,772,000	14,005

Corporate Bonds (34.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
3.500%, 11/16/26	4,134,000	4,546
3.850%, 1/26/27	1,690,000	1,906
4.000%, 3/3/24	440,000	486
6.750%, 10/1/37	1,730,000	2,495
Healthpeak Properties, Inc.
2.875%, 1/15/31	1,022,000	1,049
Inter American Development Bank
0.875%, 4/3/25	4,021,000	4,099
International Lease Finance Corp.
5.875%, 8/15/22	779,000	820
JPMorgan Chase & Co.
1.514%, (US SOFR plus 1.455%), 6/1/24	10,404,000	10,572
2.182%, (US SOFR plus 1.890%), 6/1/28	3,121,000	3,228
2.950%, 10/1/26	302,000	332
2.956%, (US SOFR plus 2.515%), 5/13/31	4,323,000	4,597
3.207%, (ICE LIBOR USD 3 Month plus 0.695%), 4/1/23	3,322,000	3,459
4.493%, (US SOFR plus 3.790%), 3/24/31	1,239,000	1,514
Landwirtschaftliche Rentenbank
0.500%, 5/27/25	6,241,000	6,249
Lincoln National Corp.
3.050%, 1/15/30	3,322,000	3,497
Lloyds Banking Group PLC
1.326%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.100%), 6/15/23	2,113,000	2,125
3.870%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.500%), 7/9/25	5,555,000	6,041
Mastercard, Inc.
3.300%, 3/26/27	1,040,000	1,178
MDGH - GMTN BV
2.875%, 11/7/29 144A	1,895,000	1,983
Mid-America Apartments LP
3.600%, 6/1/27	152,000	169
3.750%, 6/15/24	2,387,000	2,585
3.950%, 3/15/29	1,025,000	1,182
4.000%, 11/15/25	1,249,000	1,387
4.300%, 10/15/23	1,045,000	1,147
Morgan Stanley
2.750%, 5/19/22	3,795,000	3,946
Nationwide Building Society
4.363%, (ICE LIBOR USD 3 Month plus 1.392%), 8/1/24 144A	1,854,000	2,006
Nationwide Financial Services, Inc.
3.900%, 11/30/49 144A	2,448,000	2,445
Nationwide Mutual Insurance Co.
4.350%, 4/30/50 144A	1,366,000	1,422
Nomura Holdings, Inc.
2.648%, 1/16/25	1,526,000	1,591
3.103%, 1/16/30	5,074,000	5,292
Prudential Financial, Inc.
4.350%, 2/25/50	1,050,000	1,260
Realty Income Corp.
3.250%, 1/15/31	2,328,000	2,518
Regency Centers LP
2.950%, 9/15/29	2,218,000	2,251

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (34.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
Royal Bank of Scotland Group PLC
2.359%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.150%), 5/22/24	899,000	923
3.073%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.550%), 5/22/28	1,629,000	1,710
3.754%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 2.100%), 11/1/29	1,624,000	1,683
4.445%, (ICE LIBOR USD 3 Month plus 1.871%), 5/8/30	1,645,000	1,909
Santander Holdings USA, Inc.
3.450%, 6/2/25	3,130,000	3,262
SCENTRE GROUP TRUST 1/2
3.625%, 1/28/26 144A	1,612,000	1,691
Societe Generale SA
2.625%, 10/16/24 144A	1,193,000	1,219
2.625%, 1/22/25 144A	3,998,000	4,082
3.653%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 3.000%), 7/8/35 144A	1,372,000	1,372
Spirit Realty LP
3.400%, 1/15/30	1,229,000	1,163
4.000%, 7/15/29	592,000	583
4.450%, 9/15/26	125,000	130
State Street Corp.
2.825%, (US SOFR plus 2.690%), 3/30/23 144A	2,618,000	2,717
Store Capital Corp.
4.500%, 3/15/28	3,839,000	3,910
4.625%, 3/15/29	1,300,000	1,329
Sumitomo Mitsui Financial Group, Inc.
1.474%, 7/8/25	5,714,000	5,713
2.130%, 7/8/30	1,642,000	1,645
SVB Financial Group
3.125%, 6/5/30	834,000	893
Swedish Export Credit
0.750%, 4/6/23	5,416,000	5,456
Truist Bank
2.250%, 3/11/30	481,000	486
UBS Group Funding AG
2.859%, (ICE LIBOR USD 3 Month plus 0.954%), 8/15/23 144A	5,044,000	5,225
Ventas Realty LP
4.750%, 11/15/30	1,256,000	1,411
VEREIT Operating Partnership LP
3.400%, 1/15/28	1,085,000	1,092

Total		353,008

Health Care (0.0%)
Gilead Sciences, Inc.
4.750%, 3/1/46	519,000	701

Total		701

Industrial (1.6%)
The Boeing Co.
2.700%, 2/1/27	1,563,000	1,526
2.950%, 2/1/30	1,658,000	1,619
5.805%, 5/1/50	1,165,000	1,374

Corporate Bonds (34.2%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Burlington Northern Santa Fe LLC
3.050%, 2/15/51	730,000	792
Crowley Conro LLC
4.181%, 8/15/43	1,468,280	1,845
CSX Corp.
4.300%, 3/1/48	130,000	162
4.750%, 11/15/48	708,000	940
Deere & Co.
2.750%, 4/15/25	2,125,000	2,322
3.750%, 4/15/50	935,000	1,150
General Dynamics Corp.
4.250%, 4/1/40	425,000	529
General Electric Co.
3.100%, 1/9/23	356,000	372
3.450%, 5/1/27	3,030,000	3,108
3.625%, 5/1/30	1,555,000	1,556
5.875%, 1/14/38	169,000	189
Hutama Karya Persero PT
3.750%, 5/11/30 144A	1,219,000	1,274
John Deere Capital Corp.
0.550%, 7/5/22	3,116,000	3,125
1.200%, 4/6/23	2,399,000	2,443
1.750%, 3/9/27	1,438,000	1,495
Northrop Grumman Corp.
2.550%, 10/15/22	3,221,000	3,361
2.930%, 1/15/25	145,000	157
3.250%, 8/1/23	2,968,000	3,194
3.250%, 1/15/28	1,837,000	2,052
4.030%, 10/15/47	1,057,000	1,278
5.150%, 5/1/40	1,587,000	2,112
Union Pacific Corp.
2.150%, 2/5/27	1,612,000	1,701
2.400%, 2/5/30	1,995,000	2,132
2.950%, 3/1/22	1,806,000	1,877
3.150%, 3/1/24	864,000	938
3.250%, 2/5/50	2,561,000	2,801
3.750%, 2/5/70	324,000	361
4.300%, 3/1/49	268,000	343
United Technologies Corp.
3.650%, 8/16/23	209,000	226
3.950%, 8/16/25	1,467,000	1,675
4.450%, 11/16/38	1,366,000	1,671

Total		51,700

Real Estate Investment Trusts (0.1%)
Federal Realty Investments Trust
3.950%, 1/15/24	1,617,000	1,721

Total		1,721

Technology (2.6%)
Adobe, Inc.
2.300%, 2/1/30	3,619,000	3,908
Apple, Inc.
2.050%, 9/11/26	3,268,000	3,492
2.650%, 5/11/50	1,447,000	1,492
3.200%, 5/13/25	748,000	835
4.250%, 2/9/47	892,000	1,174
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.875%, 1/15/27	2,468,000	2,668

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (34.2%)	Shares/ Par +	Value $ (000’s)
Technology continued
Broadcom, Inc.
3.150%, 11/15/25 144A	5,701,000	6,053
4.150%, 11/15/30 144A	3,432,000	3,734
4.250%, 4/15/26 144A	1,747,000	1,945
4.700%, 4/15/25 144A	2,566,000	2,889
5.000%, 4/15/30 144A	1,364,000	1,567
Fiserv, Inc.
3.200%, 7/1/26	1,747,000	1,934
3.500%, 7/1/29	1,869,000	2,099
4.200%, 10/1/28	175,000	205
HP, Inc.
2.200%, 6/17/25	3,272,000	3,381
Intel Corp.
2.450%, 11/15/29	1,202,000	1,299
4.600%, 3/25/40	1,035,000	1,366
International Business Machines Corp.
3.300%, 5/15/26	622,000	700
4.150%, 5/15/39	747,000	907
KLA-Tencor Corp.
3.300%, 3/1/50	1,386,000	1,426
Lam Research Corp.
1.900%, 6/15/30	1,860,000	1,901
2.875%, 6/15/50	1,835,000	1,896
Micron Technology, Inc.
2.497%, 4/24/23	3,216,000	3,340
Microsoft Corp.
2.525%, 6/1/50	608,000	629
2.675%, 6/1/60	1,312,000	1,369
2.875%, 2/6/24	622,000	671
4.100%, 2/6/37	1,028,000	1,326
NetApp, Inc.
1.875%, 6/22/25	2,295,000	2,325
NVIDIA Corp.
3.500%, 4/1/40	1,050,000	1,225
3.500%, 4/1/50	2,623,000	3,040
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700%, 5/1/25 144A	1,031,000	1,083
3.150%, 5/1/27 144A	1,757,000	1,864
3.400%, 5/1/30 144A	2,223,000	2,392
3.875%, 6/18/26 144A	3,611,000	4,040
4.300%, 6/18/29 144A	1,364,000	1,547
Oracle Corp.
2.625%, 2/15/23	1,349,000	1,418
2.800%, 4/1/27	3,111,000	3,397
2.950%, 11/15/24	721,000	781
3.800%, 11/15/37	737,000	850
3.850%, 4/1/60	1,717,000	2,009
4.000%, 11/15/47	1,568,000	1,858
Texas Instruments, Inc.
1.375%, 3/12/25	1,290,000	1,324

Total		83,359

Utilities (3.2%)
AEP Texas, Inc.
2.100%, 7/1/30	520,000	519
Alabama Power Co.
3.450%, 10/1/49	2,041,000	2,265
Ameren Corp.
3.500%, 1/15/31	488,000	545
Arizona Public Service Co.
3.150%, 5/15/25	2,581,000	2,833

Corporate Bonds (34.2%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Black Hills Corp.
3.050%, 10/15/29	3,300,000	3,491
3.875%, 10/15/49	919,000	981
CenterPoint Energy Houston Electric LLC
2.900%, 7/1/50	705,000	734
CenterPoint Energy Resources Corp.
4.100%, 9/1/47	996,000	1,132
CenterPoint Energy, Inc.
2.500%, 9/1/22	206,000	213
2.500%, 9/1/24	2,223,000	2,349
2.950%, 3/1/30	967,000	1,027
Consumers Energy Co.
2.500%, 5/1/60	865,000	825
Dominion Resources, Inc.
2.000%, 8/15/21	1,435,000	1,456
2.850%, 8/15/26	1,322,000	1,418
DTE Electric Co.
2.950%, 3/1/50	2,256,000	2,358
DTE Energy Co.
2.529%, 10/1/24	1,820,000	1,904
2.950%, 3/1/30	1,366,000	1,422
3.800%, 3/15/27	2,056,000	2,266
Duke Energy Corp.
1.800%, 9/1/21	2,149,000	2,177
2.450%, 6/1/30	1,678,000	1,768
2.650%, 9/1/26	1,332,000	1,444
Duke Energy Ohio, Inc.
2.125%, 6/1/30	1,560,000	1,615
Evergy, Inc.
2.250%, 6/1/30	2,080,000	2,179
2.450%, 9/15/24	1,906,000	2,014
2.900%, 9/15/29	1,357,000	1,454
3.450%, 4/15/50	2,760,000	3,055
Exelon Corp.
4.700%, 4/15/50	2,311,000	2,936
FirstEnergy Corp.
1.600%, 1/15/26	849,000	856
2.850%, 7/15/22	447,000	464
3.900%, 7/15/27	1,906,000	2,156
4.250%, 3/15/23	2,591,000	2,802
Interstate Power & Light Co.
3.500%, 9/30/49	784,000	855
ITC Holdings Corp.
2.700%, 11/15/22	2,053,000	2,140
Metropolitan Edison Co.
4.300%, 1/15/29 144A	1,612,000	1,884
MidAmerican Energy Co.
3.650%, 8/1/48	1,084,000	1,283
Mississippi Power Co.
3.950%, 3/30/28	2,505,000	2,845
4.250%, 3/15/42	1,504,000	1,764
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	3,251,000	3,340
2.750%, 5/1/25	3,346,000	3,613
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28	1,559,000	1,830
Pacific Gas & Electric Co.
2.100%, 8/1/27	3,668,000	3,622
2.500%, 2/1/31	5,179,000	5,063
3.300%, 8/1/40	685,000	667
3.500%, 8/1/50	668,000	645

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (34.2%)	Shares/ Par +	Value $ (000’s)
Utilities continued
PECO Energy Co.
2.800%, 6/15/50	895,000	923
Pennsylvania Electric Co.
3.250%, 3/15/28 144A	865,000	940
PPL Capital Funding, Inc.
3.100%, 5/15/26	2,478,000	2,683
3.400%, 6/1/23	295,000	312
4.125%, 4/15/30	2,650,000	3,015
5.000%, 3/15/44	1,366,000	1,612
Public Service Electric & Gas Co.
2.700%, 5/1/50	2,264,000	2,344
Southern California Edison Co.
2.850%, 8/1/29	1,038,000	1,097
4.125%, 3/1/48	1,663,000	1,942
4.650%, 10/1/43	489,000	598
Southern California Gas Co.
2.550%, 2/1/30	1,597,000	1,718
2.600%, 6/15/26	584,000	633
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25 144A	716,000	804

Total		100,830

Total Corporate Bonds (Cost: $1,033,587)		1,093,259

Governments (17.2%)
Governments (17.2%)
Abu Dhabi Government International Bond
2.500%, 4/16/25 144A	5,836,000	6,133
Colombia Government International Bond
3.125%, 4/15/31	3,194,000	3,167
Japan Bank for International Cooperation
1.750%, 10/17/24	2,774,000	2,900
Republic of Indonesia
4.450%, 4/15/70	1,999,000	2,298
Republic of Paraguay
4.950%, 4/28/31 144A	1,799,000	2,006
5.400%, 3/30/50 144A	2,929,000	3,390
Republic of Peru
2.392%, 1/23/26	1,232,000	1,279
2.783%, 1/23/31	716,000	764
State of Israel
3.375%, 1/15/50	1,173,000	1,285
4.500%, 4/3/20	1,077,000	1,389
State of Qatar
3.400%, 4/16/25 144A	4,123,000	4,484
3.750%, 4/16/30 144A	2,946,000	3,355
United Mexican States
3.250%, 4/16/30	3,945,000	3,910
3.900%, 4/27/25	2,615,000	2,801
4.500%, 4/22/29	5,779,000	6,285
4.600%, 2/10/48	973,000	1,009
4.750%, 3/8/44	1,354,000	1,422
5.000%, 4/27/51	1,409,000	1,518
US Treasury
0.125%, 5/31/22	10,084,000	10,077
0.125%, 6/30/22	22,958,000	22,945
0.250%, 6/15/23	30,851,000	30,916
0.250%, 6/30/25	14,075,000	14,048
0.500%, 5/31/27	10,743,000	10,754
0.500%, 6/30/27	526,000	526

Governments (17.2%)	Shares/ Par +	Value $ (000’s)
Governments continued
0.625%, 5/15/30 b	8,285,000	8,260
1.125%, 5/15/40 b	42,090,000	41,692
1.250%, 5/15/50 b	22,067,000	21,185
1.375%, 1/31/21 b	50,684,000	51,032
1.375%, 5/31/21 b	58,323,000	58,956
2.000%, 2/15/50 b	11,668,000	13,355
2.125%, 5/15/22 b	1,763,000	1,827
2.250%, 4/30/21 b	15,316,000	15,580
2.375%, 3/15/22 b	7,635,000	7,921
2.500%, 2/28/26 b	10,384,000	11,626
2.625%, 3/31/25 b	642,000	713
2.750%, 11/15/42 b	46,759,000	59,877
2.875%, 5/15/43 b	40,303,000	52,640
3.125%, 8/15/44 b	39,223,000	53,469
3.125%, 5/15/21 b	14,286,000	14,653

Total		551,447

Total Governments (Cost: $540,086)		551,447

Municipal Bonds (0.5%)
Municipal Bonds (0.5%)
County of Clark Department of Aviation
6.820%, 7/1/45 RB	1,780,000	2,777
Los Angeles Community College District, Series 2010-E
6.750%, 8/1/49 GO	2,600,000	4,593
North Texas Tollway Authority, Series 2009-B
6.718%, 1/1/49 RB	1,950,000	3,440
The Ohio State University
4.800%, 6/1/11 RB	1,070,000	1,630
Port Authority of New York & New Jersey
4.458%, 10/1/62 RB	3,110,000	4,129
State of California
7.600%, 11/1/40 GO	450,000	826
The University of Texas System
2.439%, 8/15/49 RB	925,000	911

Total Municipal Bonds (Cost: $14,972)		18,306

Structured Products (56.0%)
Asset Backed Securities (9.6%)
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A
3.070%, 9/20/23 144A	1,041,000	1,045
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A
2.360%, 3/20/26 144A	2,099,000	2,070
Capital One Multi-Asset Execution Trust
1.334%, (ICE LIBOR USD 1 Month plus 0.630%), 2/15/24	4,595,000	4,613
CNH Equipment Trust, Series 2020-A, Class A3
1.160%, 6/16/25	2,541,000	2,565
CNH Equipment Trust, Series 2020-A, Class A4
1.510%, 4/15/27	714,000	725
College Ave Student Loans, Series 2017-A, Class A1
2.597%, (ICE LIBOR USD 1 Month plus 1.650%), 11/26/46 144A	1,574,270	1,562

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (56.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
College Avenue Student Loans LLC, Series 2018-A, Class A2
4.130%, 12/26/47 144A	1,227,440	1,333
College Avenue Student Loans LLC, Series 2019-A, Class A2
3.280%, 12/28/48 144A	1,225,792	1,282
Ford Credit Auto Owner Trust, Series 2017-2, Class A
2.360%, 3/15/29 144A	6,262,000	6,444
Ford Credit Auto Owner Trust, Series 2018-1, Class A
3.190%, 7/15/31 144A	9,256,000	9,911
Ford Credit Auto Owner Trust, Series 2018-2, Class A
3.470%, 1/15/30 144A	6,955,000	7,360
Ford Credit Auto Owner Trust, Series 2019- REV1, Class A
3.520%, 7/15/30 144A	6,576,000	7,035
Ford Credit Auto Owner Trust, Series 2020-1, Class A
2.040%, 8/15/31 144A	7,921,000	8,049
Ford Credit Auto Owner Trust, Series 2020-2, Class A
1.040%, 8/15/24	3,748,000	3,787
Ford Credit Auto Owner Trust, Series 2020-B, Class A4
0.790%, 11/15/25	3,290,000	3,300
Ford Credit Floorplan Master Owner Trust, Series 2020-A, Class A
1.350%, 7/15/25	1,231,000	1,256
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3
0.800%, 7/20/23	2,130,000	2,133
GM Financial Automobile Leasing Trust, Series 2020-2, Class A4
1.010%, 7/22/24	617,000	620
GS Mortgage Securities Trust 2020, Series 20-2, Class A3
1.490%, 12/16/24	1,594,000	1,629
GS Mortgage Securities Trust 2020, Series 20-2, Class A4
1.740%, 8/18/25	961,000	993
Honda Auto Receivables Owner Trust, Series 2020-2, Class A3
0.820%, 7/15/24	4,432,000	4,462
Honda Auto Receivables Owner Trust, Series 2020-2, Class A4
1.090%, 10/15/26	1,513,000	1,534
Mercedes-Benz Auto Lease Trust, Series 2020-1, Class A3
0.550%, 2/18/25	4,086,000	4,088
Mercedes-Benz Auto Lease Trust, Series 2020-1, Class A4
0.770%, 10/15/26	1,075,000	1,077
Navient Private Education Loan Trust, Series 2018-BA, Class A2A
3.610%, 12/15/59 144A	2,425,701	2,480
Navient Private Education Refi Loan Trust, Series 2018-A, Class A2
3.190%, 2/18/42 144A	1,144,393	1,171

Structured Products (56.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2
3.520%, 6/16/42 144A	1,296,000	1,337
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A
4.000%, 12/15/59 144A	5,609,000	5,906
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A
3.420%, 1/15/43 144A	6,611,000	6,770
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2
3.130%, 2/15/68 144A	3,578,000	3,691
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A
3.010%, 12/15/59 144A	5,542,000	5,728
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A
2.460%, 11/15/68 144A	3,026,000	3,095
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2B
1.605%, (ICE LIBOR USD 1 Month plus 0.900%), 11/15/68 144A	2,623,000	2,565
Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2
2.120%, 1/15/69 144A	2,369,000	2,406
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A
2.150%, 11/15/68 144A	2,292,000	2,319
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A
1.690%, 5/15/69 144A	2,653,000	2,663
Navient Student Loan Trust, Series 2014-1, Class A3
1.457%, (ICE LIBOR USD 1 Month plus 0.510%), 6/25/31	2,176,612	2,093
Navient Student Loan Trust, Series 2015-1, Class A2
1.547%, (ICE LIBOR USD 1 Month plus 0.600%), 4/25/40	787,207	755
Navient Student Loan Trust, Series 2016-1A, Class A
1.647%, (ICE LIBOR USD 1 Month plus 0.700%), 2/25/70 144A	636,058	603
Navient Student Loan Trust, Series 2016-3A, Class A2
1.797%, (ICE LIBOR USD 1 Month plus 0.850%), 6/25/65 144A	270,797	271
Navient Student Loan Trust, Series 2016-AA, Class A2B
2.855%, (ICE LIBOR USD 1 Month plus 2.150%), 12/15/45 144A	1,171,076	1,187
Navient Student Loan Trust, Series 2019 EA, Class A2
4.000%, 12/15/59 144A	3,615,000	3,766
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.390%, 12/15/59 144A	4,423,000	4,577
Navient Student Loan Trust, Series 2019-FA, Class A2
2.600%, 8/15/68 144A	6,457,000	6,634

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (56.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Student Loan Trust, Series 2019-GA, Class A
2.400%, 10/15/68 144A	5,584,870	5,694
Nelnet Student Loan Trust, Series 2004-3, Class A5
1.974%, (ICE LIBOR USD 3 Month plus 0.180%), 10/27/36	685,284	671
Nelnet Student Loan Trust, Series 2004-4, Class A5
1.954%, (ICE LIBOR USD 3 Month plus 0.160%), 1/25/37	3,635,871	3,498
Nelnet Student Loan Trust, Series 2005-1, Class A5
1.904%, (ICE LIBOR USD 3 Month plus 0.110%), 10/25/33	10,551,348	9,988
Nelnet Student Loan Trust, Series 2005-2, Class A5
1.295%, (ICE LIBOR USD 3 Month plus 0.100%), 3/23/37	10,181,117	9,639
Nelnet Student Loan Trust, Series 2005-3, Class A5
1.315%, (ICE LIBOR USD 3 Month plus 0.120%), 12/24/35	7,798,202	7,459
Nelnet Student Loan Trust, Series 2005-4, Class A4
1.375%, (ICE LIBOR USD 3 Month plus 0.180%), 3/22/32	1,292,880	1,203
Nelnet Student Loan Trust, Series 2012-2, Class A
1.747%, (ICE LIBOR USD 1 Month plus 0.800%), 12/26/33 144A	1,320,549	1,304
Nelnet Student Loan Trust, Series 2014-1A, Class A
1.517%, (ICE LIBOR USD 1 Month plus 0.570%), 9/25/41 144A	1,000,302	962
Santander Retail Auto Lease Trust, Series 2020-1, Class A3
2.030%, 2/15/24	1,231,000	1,254
Santander Revolving Auto Loan Trust, Series 2019-A, Class A
2.510%, 1/26/32 144A	6,604,000	6,906
SLC Student Loan Trust, Series 2008-1, Class A4A
2.341%, (ICE LIBOR USD 3 Month plus 1.600%), 12/15/32	1,770,628	1,749
SLM Student Loan Trust, Series 2003-1, Class A5C
1.491%, (ICE LIBOR USD 3 Month plus 0.750%), 12/15/32 144A	1,445,141	1,334
SLM Student Loan Trust, Series 2007-2, Class A4
1.854%, (ICE LIBOR USD 3 Month plus 0.060%), 7/25/22	4,840,200	4,505
SLM Student Loan Trust, Series 2012-1, Class A3
1.897%, (ICE LIBOR USD 1 Month plus 0.950%), 9/25/28	6,006,007	5,693
SLM Student Loan Trust, Series 2012-2, Class A
1.647%, (ICE LIBOR USD 1 Month plus 0.700%), 1/25/29	5,193,733	4,825

Structured Products (56.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SLM Student Loan Trust, Series 2012-6, Class A3
1.697%, (ICE LIBOR USD 1 Month plus 0.750%), 5/26/26	2,324,833	2,144
SMB Private Education Loan Trust 2020-PT-A
1.600%, 9/15/54 144A	13,402,000	13,216
SMB Private Education Loan Trust, Series 2015-A, Class A2B
1.705%, (ICE LIBOR USD 1 Month plus 1.000%), 6/15/27 144A	1,278,827	1,272
SMB Private Education Loan Trust, Series 2015-C, Class A2B
2.105%, (ICE LIBOR USD 1 Month plus 1.400%), 7/15/27 144A	591,374	593
SMB Private Education Loan Trust, Series 2016-A, Class A2A
2.700%, 5/15/31 144A	3,466,610	3,545
SMB Private Education Loan Trust, Series 2016-B, Class A2A
2.430%, 2/17/32 144A	1,723,624	1,761
SMB Private Education Loan Trust, Series 2016-B, Class A2B
2.155%, (ICE LIBOR USD 1 Month plus 1.450%), 2/17/32 144A	4,708,052	4,720
SMB Private Education Loan Trust, Series 2016-C, Class A2B
1.805%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	1,842,280	1,828
SMB Private Education Loan Trust, Series 2017-A, Class A2B
1.605%, (ICE LIBOR USD 1 Month plus 0.900%), 9/15/34 144A	1,375,386	1,359
SMB Private Education Loan Trust, Series 2017-B, Class A2B
1.455%, (ICE LIBOR USD 1 Month plus 0.750%), 10/15/35 144A	1,519,672	1,505
SMB Private Education Loan Trust, Series 2018-C, Class A2A
3.630%, 11/15/35 144A	2,113,316	2,214
SMB Private Education Loan Trust, Series 2019-A, Class A2A
3.440%, 7/15/36 144A	8,755,000	9,151
SoFi Professional Loan Program 2020-C Trust - Class AFX
1.950%, 2/15/46 144A	5,326,000	5,405
SoFi Professional Loan Program LLC, Series 2016-A, Class A2
2.760%, 12/26/36 144A	985,040	991
SoFi Professional Loan Program LLC, Series 2016-D, Class A1
1.897%, (ICE LIBOR USD 1 Month plus 0.950%), 1/25/39 144A	174,296	174
SoFi Professional Loan Program LLC, Series 2016-E, Class A1
1.797%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/39 144A	307,681	307
SoFi Professional Loan Program LLC, Series 2017-A, Class A1
1.647%, (ICE LIBOR USD 1 Month plus 0.700%), 3/26/40 144A	344,740	342

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (56.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX
2.650%, 9/25/40 144A	256,914	263
SoFi Professional Loan Program LLC, Series 2017-E, Class A1
1.447%, (ICE LIBOR USD 1 Month plus 0.500%), 11/26/40 144A	216,509	216
SoFi Professional Loan Program LLC, Series 2017-E, Class A2B
2.720%, 11/26/40 144A	5,282,000	5,374
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B
2.950%, 2/25/42 144A	1,648,000	1,689
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX
3.340%, 8/26/47 144A	4,753,000	4,915
SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX
2.540%, 5/15/46 144A	5,620,000	5,823
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A
1.350%, 5/25/33 144A	15,524,000	15,756
Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3
1.360%, 8/15/24	2,944,000	2,999
Verizon Owner Trust, Series 2019-C, Class A1A
1.940%, 4/22/24	2,386,000	2,448
Verizon Owner Trust, Series 2020-A, Class A1A
1.850%, 7/22/24	5,496,000	5,641
Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A3
0.980%, 11/20/24	3,207,000	3,239
Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A4
1.260%, 8/20/26	1,203,000	1,224

Total		305,688

Mortgage Securities (46.4%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1
3.628%, (AFC), 3/25/49 144A	1,248,534	1,279
Angel Oak Mortgage Trust I LLC, Series 2020-2, Class A1A
2.531%, (AFC), 1/26/65 144A	4,922,963	5,012
Benchmark Mortgage Trust, Series 2018-B1, Class ASB
3.602%, (AFC), 1/15/51	854,000	937
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1
3.613%, (AFC), 10/26/48 144A	1,613,555	1,655
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1
2.879%, (AFC), 7/25/49 144A	2,820,574	2,877
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1
2.724%, (AFC), 11/25/59 144A	3,288,284	3,348
CD Commercial Mortgage Trust, Series 2017- CD4, Class A4
3.514%, (AFC), 5/10/50	1,610,000	1,791

Structured Products (56.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
CD Commercial Mortgage Trust, Series 2017-CD6, Class ASB
3.332%, 11/13/50	2,821,000	3,044
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A1
1.793%, (CSTR, AFC), 1/10/48	278,262	279
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1
1.964%, 6/15/50	182,014	182
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.367%, 6/15/50	1,226,000	1,315
Citibank NA
1.410%, 10/10/49	51,731	52
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class A1
1.443%, 8/10/49	307,042	307
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class ASB
3.121%, 6/10/50	694,000	740
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class ASB
3.317%, 5/10/50	1,173,000	1,261
Citigroup Mortgage Loan Trust, Series 2005- 1, Class 3A1
6.500%, 4/25/35	130,680	137
COLT Funding LLC, Series 2019-4, Class A1
2.579%, (AFC), 11/25/49 144A	2,413,983	2,438
COLT Mortgage Loan Trust, Series 2019-1, Class A1
3.705%, (AFC), 3/25/49 144A	1,010,331	1,021
COLT Mortgage Loan Trust, Series 2019-2, Class A1
3.337%, (AFC), 5/25/49 144A	1,927,281	1,950
COLT Mortgage Loan Trust, Series 2020-2, Class A1
1.853%, (AFC), 3/25/65 144A	2,678,598	2,681
Commercial Mortgage Pass Through Certificates, Series 2016-COR1, Class ASB
2.972%, 10/10/49	1,155,000	1,217
Commercial Mortgage Trust
3.708%, 7/10/48	980,000	1,077
Commercial Mortgage Trust Pass Through Certificates
3.774%, 10/10/48	1,960,000	2,169
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4
3.504%, 6/15/57	1,587,000	1,715
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4
3.807%, 11/15/48	2,233,000	2,461
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class ASB
3.532%, 11/15/48	582,000	616
Federal Home Loan Bank
3.500%, 11/1/49	9,856,723	10,361
4.000%, 11/1/49	5,189,001	5,774
Federal Home Loan Mortgage Corp.
2.500%, 5/1/31	256,914	273
3.000%, 2/1/50	559,553	599

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (56.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
3.500%, 2/1/48	1,405,031	1,526
3.500%, 4/1/49	3,248,129	3,548
3.500%, 8/1/49	2,948,206	3,220
4.000%, 1/1/35	100,031	110
4.000%, 1/1/36	148,859	160
4.000%, 10/1/36	1,068,442	1,150
4.000%, 3/1/37	503,347	547
4.000%, 8/1/38	6,766,181	7,235
4.000%, 4/1/47	10,747,702	11,741
4.000%, 1/1/48	906,400	1,008
4.000%, 7/1/48	9,390,277	10,280
4.000%, 9/1/48	962,580	1,051
4.000%, 11/1/48	7,612,612	8,329
4.000%, 1/1/49	4,431,931	4,813
4.000%, 2/1/49	6,354,635	6,908
4.000%, 3/1/49	2,244,315	2,480
4.000%, 7/1/49	35,698,769	39,158
4.500%, 6/1/39	110,763	128
4.500%, 7/1/39	134,436	157
4.500%, 11/1/48	3,893,907	4,361
4.500%, 3/1/49	1,605,856	1,797
4.500%, 4/1/49	16,855,353	18,442
4.500%, 8/1/49	15,497,666	17,176
5.000%, 5/1/48	4,902,875	5,609
5.000%, 9/1/48	3,548,750	3,903
5.000%, 3/1/49	10,411,767	11,744
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30
3.000%, 7/15/42	7,307,194	7,904
Federal Home Loan Mortgage Corp., Series 2015-343, Class F4
2.852%, (ICE LIBOR USD 1 Month plus 0.350%), 10/15/37	2,811,600	2,800
Federal Home Loan Mortgage Corp., Series 2017-4742, Class PA
3.000%, 10/15/47	8,305,578	8,820
Federal Home Loan Mortgage Corp., Series 2018-4767, Class KA
3.000%, 3/15/48	1,884,868	2,042
Federal Home Loan Mortgage Corp., Series 2018-4786, Class DP
4.500%, 7/15/42	1,130,279	1,144
Federal Home Loan Mortgage Corp., Series 2439, Class LH
6.000%, 4/15/32	327,409	378
Federal Home Loan Mortgage Corp., Series 4205, Class PA
1.750%, 5/15/43	1,973,697	2,034
Federal Home Loan Mortgage Corp., Series 4426, Class QC
1.750%, 7/15/37	3,215,594	3,321
Federal Home Loan Mortgage Corp., Series 4705, Class A
4.500%, 9/15/42	2,280,860	2,368
Federal Home Loan Mortgage Corp., Series 4763, Class CA
3.000%, 9/15/38	826,176	891
Federal Home Loan Mortgage Corp., Series 4880, Class DA
3.000%, 5/15/50	4,164,499	4,467

Structured Products (56.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4897, Class F
1.055%, (ICE LIBOR USD 1 Month plus 0.350%), 12/15/48	882,987	882
Federal Home Loan Mortgage Corp., Series 4988, Class AF
0.540%, (ICE LIBOR USD 1 Month plus 0.350%), 10/15/37	10,200,000	10,179
Federal National Mortgage Association
2.500%, 11/1/28	956,247	1,003
2.500%, 1/1/30	720,694	756
2.500%, 4/1/30	370,762	389
2.500%, 8/1/31	2,278,670	2,388
2.661%, (ICE LIBOR USD 12 Month plus 1.585%), 1/1/46	8,646,400	8,975
2.746%, (ICE LIBOR USD 12 Month plus 1.579%), 6/1/45	2,427,724	2,519
3.000%, 12/1/34	3,200,980	3,385
3.000%, 1/1/43	3,946,494	4,211
3.000%, 2/1/50	472,271	506
3.500%, 9/1/32	4,064,625	4,274
3.500%, 6/1/49	1,109,006	1,176
3.500%, 11/1/49	17,279,764	18,164
4.000%, 7/1/33	1,309,869	1,397
4.000%, 9/1/33	2,162,282	2,292
4.000%, 12/1/36	172,926	186
4.000%, 10/1/37	1,211,813	1,304
4.000%, 5/1/38	401,237	429
4.000%, 2/1/42	1,820,560	2,003
4.000%, 9/1/45	956,833	1,082
4.000%, 1/1/46	4,430,577	5,009
4.000%, 10/1/46	327,921	355
4.000%, 12/1/46	2,194,579	2,371
4.000%, 1/1/47	3,032,127	3,257
4.000%, 2/1/47	3,163,453	3,522
4.000%, 4/1/47	1,325,135	1,451
4.000%, 9/1/47	1,574,225	1,694
4.000%, 10/1/47	1,951,734	2,136
4.000%, 11/1/47	13,418,165	14,303
4.000%, 2/1/48	2,168,832	2,413
4.000%, 3/1/48	10,217,255	11,539
4.000%, 4/1/48	8,298,879	9,198
4.000%, 7/1/48	14,613,480	15,881
4.000%, 9/1/48	4,002,928	4,422
4.000%, 10/1/48	3,460,662	3,778
4.000%, 11/1/48	3,513,563	3,881
4.000%, 12/1/48	2,298,910	2,596
4.000%, 1/1/49	4,029,621	4,452
4.000%, 2/1/49	4,859,182	5,415
4.000%, 3/1/49	1,631,244	1,764
4.000%, 4/1/49	2,101,369	2,275
4.000%, 5/1/49	11,941,089	13,317
4.000%, 6/1/49	3,205,075	3,465
4.000%, 11/1/49	2,958,901	3,293
4.000%, 12/1/49	6,752,042	7,582
4.000%, 1/1/50	–	–Õ
4.000%, 1/1/59	12,393,804	13,726
4.500%, 5/1/34	66,289	73
4.500%, 6/1/41	156,149	175
4.500%, 3/1/43	1,741,370	1,947

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (56.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.500%, 3/1/44	1,330,909	1,489
4.500%, 10/1/45	2,734,187	3,058
4.500%, 2/1/46	99,679	111
4.500%, 2/1/48	3,284,053	3,629
4.500%, 3/1/48	996,860	1,098
4.500%, 4/1/48	2,136,198	2,350
4.500%, 5/1/48	1,300,689	1,433
4.500%, 6/1/48	1,155,380	1,327
4.500%, 7/1/48	3,362,820	3,727
4.500%, 8/1/48	6,424,972	7,240
4.500%, 10/1/48	16,401,232	18,272
4.500%, 11/1/48	1,682,511	1,928
4.500%, 1/1/49	10,193,071	11,405
4.500%, 2/1/49	5,673,408	6,392
4.500%, 4/1/49	1,722,076	1,897
4.500%, 5/1/49	670,334	738
4.500%, 6/1/49	4,533,929	5,108
4.500%, 7/1/49	10,746,376	12,061
4.500%, 8/1/49	3,927,981	4,425
4.500%, 2/1/50	1,203,851	1,328
4.500%, 3/1/50	12,453,804	13,964
4.500%, 4/1/50	4,900,863	5,555
4.500%, 1/1/59	6,605,574	7,423
5.000%, 7/1/44	260,751	289
5.000%, 6/1/48	7,409,689	8,546
5.000%, 9/1/48	4,230,291	4,715
5.000%, 10/1/48	4,880,545	5,606
5.000%, 11/1/48	2,523,048	2,774
5.000%, 12/1/48	3,540,506	3,926
5.000%, 1/1/49	5,451,699	6,079
5.000%, 2/1/49	13,208,440	15,234
5.000%, 6/1/49	22,917,427	25,993
5.000%, 8/1/49	46,034,288	52,823
5.000%, 11/1/49	4,738,946	5,285
5.500%, 12/1/48	3,511,582	4,006
5.500%, 6/1/49	8,798,073	10,216
Federal National Mortgage Association Stripped, Series 414, Class A35
3.500%, 10/25/42	5,840,904	6,227
Federal National Mortgage Association TBA
2.000%, 7/16/35	6,600,000	6,826
2.000%, 9/17/35	45,800,000	47,217
2.000%, 8/13/50	5,500,000	5,613
2.000%, 9/14/50	7,400,000	7,535
2.000%, 8/17/35	42,700,000	44,094
2.500%, 7/16/35	1,600,000	1,675
2.500%, 7/14/50	59,500,000	62,003
2.500%, 8/13/50	74,000,000	76,972
2.500%, 9/14/50	104,000,000	107,946
3.000%, 7/14/50	28,200,000	29,691
Federal National Mortgage Association, Series 2012-151, Class NX
1.500%, 1/25/43	2,516,321	2,596
Federal National Mortgage Association, Series 2013-11, Class AP
1.500%, 1/25/43	6,114,274	6,244
Federal National Mortgage Association, Series 2013-30, Class CA
1.500%, 4/25/43	780,700	797

Structured Products (56.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2013-43, Class BP
1.750%, 5/25/43	2,823,884	2,934
Federal National Mortgage Association, Series 2014-73, Class MA
2.500%, 11/25/44	1,702,101	1,814
Federal National Mortgage Association, Series 2015-84, Class PA
1.700%, 8/25/33	7,939,680	8,205
Federal National Mortgage Association, Series 2016-48, Class MA
2.000%, 6/25/38	10,460,676	10,832
Federal National Mortgage Association, Series 2016-57, Class PC
1.750%, 6/25/46	14,894,374	15,377
Federal National Mortgage Association, Series 2017-13, Class PA
3.000%, 8/25/46	2,560,718	2,740
Federal National Mortgage Association, Series 2017-42, Class H
3.000%, 11/25/43	2,030,220	2,101
Federal National Mortgage Association, Series 2017-M7, Class A2
2.961%, (AFC), 2/25/27	1,102,000	1,221
Federal National Mortgage Association, Series 2018-14, Class KC
3.000%, 3/25/48	4,612,633	4,969
Federal National Mortgage Association, Series 2018-15, Class AB
3.000%, 3/25/48	1,003,952	1,081
Federal National Mortgage Association, Series 2018-8, Class KL
2.500%, 3/25/47	3,391,930	3,555
Federal National Mortgage Association, Series 2019-25, Class PA
3.000%, 5/25/48	4,827,352	5,187
Federal National Mortgage Association, Series 2019-35, Class A
3.000%, 7/25/49	2,427,024	2,556
Federal National Mortgage Association, Series 2019-35, Class MB
3.000%, 7/25/49	3,381,848	3,630
GCAT LLC, Series 2019-NQM1, Class A1
2.985%, (AFC), 2/25/59 144A	1,019,324	1,031
Government National Mortgage Association
3.000%, 2/20/50	11,568,026	12,293
3.000%, 3/20/50	2,485,975	2,656
3.000%, 9/21/50	7,000,000	7,386
3.500%, 1/20/48	3,027,146	3,258
3.500%, 8/20/49	5,518,219	5,946
4.000%, 6/20/47	31,358,613	33,686
4.000%, 10/20/47	834,171	904
4.000%, 1/20/48	1,399,788	1,500
4.000%, 3/20/48	942,593	1,017
4.000%, 4/20/48	7,112,194	7,640
4.000%, 5/20/48	10,216,568	10,926
4.000%, 5/20/49	1,715,405	1,862
4.000%, 6/20/49	5,734,593	6,225
4.000%, 7/20/49	4,272,214	4,639
4.500%, 8/15/47	749,249	830
4.500%, 6/20/48	4,627,527	4,988

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (56.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.500%, 2/20/49	4,895,534	5,442
4.500%, 3/20/49	3,897,103	4,268
4.500%, 4/20/49	1,452,213	1,588
4.500%, 5/20/49	3,762,388	4,120
5.000%, 12/20/39	105,099	121
5.000%, 11/20/45	252,088	285
5.000%, 3/20/48	9,112,468	9,985
5.000%, 5/20/48	4,710,074	5,134
5.000%, 6/20/48	14,271,413	15,551
5.000%, 7/20/48	3,193,612	3,481
5.000%, 8/20/48	5,183,850	5,648
5.000%, 12/20/48	3,750,929	4,075
5.000%, 1/20/49	5,010,299	5,642
5.000%, 2/20/49	1,005,229	1,117
5.000%, 3/20/49	1,436,089	1,597
Government National Mortgage Association TBA
2.000%, 8/20/50	5,600,000	5,794
2.500%, 9/21/50	10,100,000	10,584
Government National Mortgage Association, Series 2012-141, Class WA
4.526%, 11/16/41	741,219	820
Government National Mortgage Association, Series 2017-167, Class BQ
2.500%, 8/20/44	3,396,845	3,519
Government National Mortgage Association, Series 2019-31, Class JC
3.500%, 3/20/49	2,929,321	3,092
Government National Mortgage Association, Series 2019-32, Class NA
3.500%, 9/20/49	4,829,457	5,023
GS Mortgage Securities Trust, Series 2012- GCJ7, Class AAB
2.935%, 5/10/45	60,716	61
GS Mortgage Securities Trust, Series 2014- GC18, Class A3
3.801%, 1/10/47	947,075	1,009
GS Mortgage Securities Trust, Series 2015- GC28, Class A5
3.396%, 2/10/48	1,918,000	2,062
GS Mortgage Securities Trust, Series 2015- GC34, Class A4
3.506%, 10/10/48	1,802,000	1,968
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010- 1, Class A1
5.314%, 1/25/51 144A	3,462,525	3,710
JPMBB Commercial Mortgage Securities Trust
3.611%, 5/15/48	1,470,000	1,602
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4
3.669%, 9/15/47	1,323,000	1,425
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A4
3.494%, 1/15/48	1,906,000	2,061
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3
2.912%, 10/15/48	5,578,517	5,845

Structured Products (56.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A4
3.769%, 12/15/48	838,000	928
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class ASB
3.282%, 7/15/50	1,306,000	1,405
JPMDB Commercial Mortgage Securities Trust, 2020-COR7, Class A5
2.180%, 5/15/53	1,609,000	1,660
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class ASB
3.491%, 3/15/50	463,000	499
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class ASB
4.145%, 6/15/51	1,453,000	1,635
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1
5.250%, 12/25/24	82,954	84
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4
4.083%, (CSTR), 7/15/46	290,000	311
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4
3.249%, 2/15/48	434,000	461
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB
3.383%, 10/15/48	936,000	984
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4
3.753%, 12/15/47	393,000	434
Morgan Stanley Capital I Trust, Series 2016- UB11, Class A1
1.445%, 8/15/49	583,649	584
Morgan Stanley Capital I Trust, Series 2016- UB11, Class ASB
2.606%, 8/15/49	1,289,000	1,337
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1
3.600%, (AFC), 4/25/49 144A	1,334,354	1,361
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1
2.492%, (AFC), 9/25/59 144A	2,230,503	2,246
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1
4.500%, 10/25/20	2,120	2
SG Residential Mortgage Trust, Series 2019-3, Class A1
2.703%, (AFC), 9/25/59 144A	2,282,583	2,301
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1
2.610%, (AFC), 9/27/49 144A	2,463,822	2,472
Starwood Mortgage Residential Trust, Series 2020-1, Class A1
2.275%, (AFC), 2/25/50 144A	4,400,854	4,438
Verus Securitization Trust, Series 2019-1, Class A1
3.836%, (AFC), 2/25/59 144A	1,040,235	1,060
Verus Securitization Trust, Series 2019-2, Class A1
3.211%, (AFC), 5/25/59 144A	3,630,124	3,702

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (56.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2019-3, Class A1
2.784%, (AFC), 7/25/59 144A	4,713,191	4,806
Verus Securitization Trust, Series 2019-4, Class A1
2.642%, (AFC), 11/25/59 144A	6,711,780	6,821
Verus Securitization Trust, Series 2019-INV1, Class A1
3.402%, (AFC), 12/25/59 144A	1,929,795	1,974
Verus Securitization Trust, Series 2019-INV2, Class A1
2.913%, (AFC), 7/25/59 144A	2,492,691	2,536
Verus Securitization Trust, Series 2019-INV3, Class A1
2.692%, (AFC), 11/25/59 144A	1,563,091	1,582
Verus Securitization Trust, Series 2020-1, Class A1
2.417%, (AFC), 1/25/60 144A	1,495,926	1,517
Verus Securitization Trust, Series 2020-2, Class A1
2.226%, (AFC), 5/25/60 144A	5,758,000	5,803
Visio Trust, Series 2019-1, Class A1
3.572%, (AFC), 6/25/54 144A	1,271,134	1,288

Total		1,484,843

Total Structured Products (Cost: $1,753,944)		1,790,531

Short-Term Investments (4.4%)	Shares/ Par +	Value $ (000’s)

Money Market Funds (4.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%#	139,449,103	139,449

Total		139,449

Total Short-Term Investments (Cost: $139,449)		139,449

Total Investments (112.3%) (Cost: $3,482,038)@		3,592,992

Other Assets, Less Liabilities (-12.3%)		(394,079)

Net Assets (100.0%)		3,198,913

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the value of these securities (in thousands) was $485,744 representing 15.2% of the net assets.

b

Cash or securities with an aggregate value of $412,786 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2020.

p	Amount is less than one thousand.
#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,482,497 and the net unrealized appreciation of investments based on that cost was $110,998 which is comprised of $117,778 aggregate gross unrealized appreciation and $6,780 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$18,306	$—
Corporate Bonds	—	1,093,259	—
Governments	—	551,447	—
Structured Products	—	1,790,531	—
Short-Term Investments	139,449	—	—

Total Assets:	$139,449	$3,453,543	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio (unaudited)

    Sector Allocation 6/30/20

Sector	% of Total Investments

Governments	87.1%

Structured Products	10.7%

Corporate Bonds	0.6%

Short-Term Investments	1.6%

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 10% of the Portfolio is invested in securities rated A by Moody’s or S&P and no more than 25% of the Portfolio is invested in securities rated Aa by Moody’s or AA by S&P.

Return of principal is not guaranteed. Bond funds have the same risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may invest in securities that are issued or guaranteed by the U.S. Government or its agencies, and in derivatives designed to replicate such securities. This guarantee provides for the timely repayment of the principal and interest as applicable under the terms of the instrument, if it is held to maturity, and does not apply to derivative securities held by the Portfolio. A guarantee by the U.S. Government or its agencies does not eliminate market risk.

The Portfolio may also use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. Government bond funds that do not use derivatives. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Corporate Bonds (0.9%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (0.2%)
United Airlines Pass Through Trust, Series 2016-2, Class A
3.100%, 4/7/30	173,569	145
United Airlines Pass Through Trust, Series 2016-2, Class AA
2.875%, 4/7/30	173,569	162
Total		307

Financial (0.2%)
MET Tower Global Funding
0.602%, (US SOFR plus 0.550%), 1/17/23 144A	300,000	298
Total		298

Industrial (0.4%)
Vessel Management Services, Inc.
3.432%, 8/15/36	459,000	532
Total		532

Utilities (0.1%)
Duke Energy Florida LLC
2.500%, 12/1/29	200,000	216
Total		216

Total Corporate Bonds (Cost: $1,306)		1,353

Governments (125.9%)
Governments (125.9%)
Federal National Mortgage Association
5.625%, 4/17/28	100,000	135
Residual Funding Corp. Stripped
0.000%, 4/15/30	4,800,000	4,229
0.000%, 10/15/20	2,000,000	1,998
Resolution Funding Corp. Stripped
0.000%, 4/15/28	400,000	368
Tennessee Valley Authority Stripped
0.000%, 5/1/30	500,000	432
US Treasury
0.375%, 4/30/25	8,000,000	8,036
1.250%, 5/15/50	900,000	864
1.500%, 2/15/30	17,230,000	18,624
1.875%, 7/31/22	8,000,000	8,284
2.000%, 2/15/50 b	91,680,000	104,938
2.000%, 10/31/21 b	3,800,000	3,893
2.000%, 6/30/24	700,000	749
2.125%, 8/15/21	400,000	409
2.125%, 3/31/24	1,000,000	1,071
2.125%, 5/15/25	410,000	446
2.500%, 2/15/46	940,000	1,164
2.625%, 12/31/23	400,000	434
2.875%, 5/15/49	1,350,000	1,825
3.000%, 11/15/44	820,000	1,098
3.000%, 11/15/45	370,000	499
3.000%, 2/15/48	330,000	452
3.000%, 8/15/48	700,000	962
3.000%, 9/30/25	100,000	114
3.000%, 10/31/25	120,000	137

Governments (125.9%)	Shares/ Par +	Value $ (000’s)
Governments continued
3.125%, 8/15/44	3,970,000	5,412
3.125%, 5/15/48	2,430,000	3,404
3.500%, 2/15/39	50,000	71
3.875%, 8/15/40	40,000	60
4.250%, 11/15/40	1,800,000	2,812
4.375%, 2/15/38	2,240,000	3,481
4.500%, 5/15/38	1,440,000	2,271
US Treasury Inflation Index Bond
0.125%, 4/15/22	316,347	321
0.375%, 1/15/27	74,314	80
0.375%, 7/15/27	639,494	696
0.500%, 1/15/28	1,081,236	1,185
0.625%, 1/15/26	32,378	35
0.750%, 7/15/28	1,338,335	1,510
0.875%, 1/15/29	497,654	567
1.000%, 2/15/48	207,988	275
1.375%, 2/15/44	143,046	195
1.750%, 1/15/28	440,680	526
2.500%, 1/15/29	406,110	521
3.625%, 4/15/28	158,555	214
US Treasury Stripped
0.000%, 8/15/34	850,000	733
0.000%, 11/15/43	700,000	500
Total		186,030

Total Governments (Cost: $182,709)		186,030

Structured Products (15.4%)
Asset Backed Securities (0.8%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A
0.935%, (ICE LIBOR USD 1 Month plus 0.750%), 2/27/68 144A	67,081	65
Massachusetts Educational Financing Authority, Series 2008-1, Class A1
1.941%, (ICE LIBOR USD 3 Month plus 0.950%), 4/25/38	39,717	39
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.430%, 12/16/24 144A	600,000	608
SLM Student Loan Trust, Series 2003-7A, Class A5A
1.513%, (ICE LIBOR USD 3 Month plus 1.200%), 12/15/33 144A	104,488	101
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.900%, (AFC), 10/25/59 144A	180,518	190
Towd Point Mortgage Trust, Series 2019-SJ3, Class A1
3.000%, (AFC), 11/25/59 144A	240,238	244
Total		1,247

Mortgage Securities (14.6%)
BWAY Mortgage Trust, Series 2013-1515, Class A2
3.454%, 3/10/33 144A	300,000	321

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Structured Products (15.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A
2.871%, (CSTR), 11/10/31 144A	600,000	611
COMM Mortgage Trust, Series 2018-HOME, Class A
3.942%, (AFC), 4/10/33 144A	200,000	226
Commercial Mortgage Pass Through Certificates, Series 2016-667M, Class A
3.140%, 10/10/36 144A	700,000	744
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3
3.303%, (CSTR), 7/25/33	738	1
DBWF Mortgage Trust, Series 2016-85T, Class A
3.791%, 12/10/36 144A	800,000	888
Federal Home Loan Mortgage Corp., Series 2752, Class EZ
5.500%, 2/15/34	215,834	247
Federal Home Loan Mortgage Corp., Series 3759, Class FB
0.685%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/40	40,904	41
Federal Home Loan Mortgage Corp., Series 4092, Class AY
3.000%, 8/15/32	2,200,000	2,403
Federal Home Loan Mortgage Corp., Series 4387, Class AZ
4.000%, 9/15/44	2,516,237	2,831
Federal Home Loan Mortgage Corp., Series 4398, Class ZX
4.000%, 9/15/54	752,363	915
Federal Home Loan Mortgage Corp., Series 4830, Class ZG
3.000%, 4/15/53	714,592	745
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
2.904%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus
1.400%), 7/25/44	7,939	8
Federal National Mortgage Association
3.600%, 2/1/40	611,117	657
5.000%, 6/1/35	43,608	50
5.000%, 2/1/36	67,926	78
5.500%, 5/1/49	68,534	76
Federal National Mortgage Association TBA
2.500%, 8/13/50	800,000	832
2.500%, 9/14/50	1,700,000	1,765
3.000%, 9/14/50	1,500,000	1,574
Federal National Mortgage Association, Series 2007-39, Class NZ
4.250%, 5/25/37	195,255	209
Federal National Mortgage Association, Series 2012-101, Class FC
0.685%, (ICE LIBOR USD 1 Month plus 0.500%), 9/25/42	65,243	65
Federal National Mortgage Association, Series 2016-61, Class ML
3.000%, 9/25/46	900,000	994

Structured Products (15.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2
4.325%, (CSTR), 10/25/52 144A	577,190	661
Government National Mortgage Association, Series 2010-26, Class OW
0.000%, 2/20/40	511,691	467
Government National Mortgage Association, Series 2010-75, Class OA
0.000%, 9/20/35	372,870	349
GS Mortgage Securities Trust, Series 2015- 590M, Class B
3.932%, (CSTR), 10/10/35 144A	300,000	315
Hilton USA Trust, Series 2016-HHV, Class A
3.719%, 11/5/38 144A	300,000	307
Hilton USA Trust, Series 2016-HHV, Class C
4.333%, (CSTR), 11/5/38 144A	400,000	388
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A
3.868%, (CSTR, AFC), 5/25/33	987	1
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class ASB
3.514%, 12/15/49	700,000	752
Morgan Stanley Capital I Trust, Series 2018- MP, Class A
4.418%, (CSTR), 7/11/40 144A	100,000	108
MSSG Trust, Series 2017-237P, Class A
3.397%, 9/13/39 144A	700,000	742
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.750%, (AFC), 11/25/59 144A	191,154	200
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
0.854%, (ICE LIBOR USD 1 Month plus 0.660%), (AFC), 10/19/34	3,364	3
VNDO Trust, Series 2016-350P, Class A
3.805%, 1/10/35 144A	800,000	889
WaMu Mortgage Pass-Through Certificates, Series 2004-AR1, Class A
3.838%, (CSTR, AFC), 3/25/34	7,684	8
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.526%, 11/10/36 144A	100,000	110
Total		21,581

Total Structured Products (Cost: $21,646)		22,828

Short-Term Investments (2.3%)
Money Market Funds (2.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%#	3,438,965	3,439

Total		3,439

Total Short-Term Investments (Cost: $3,439)		3,439

Total Investments (144.5%) (Cost: $209,100)@		213,650

Other Assets, Less Liabilities (-44.5%)		(65,840)

Net Assets (100.0%)		147,810

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Securities Sold Short

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	3.500%	7/14/50	$(1,600)	$(1,685)	$(1,683)
Federal National Mortgage Association TBA	3.500%	8/13/50	(3,000)	(3,151)	(3,155)
			$(4,600)	$(4,836)	$(4,838)

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	4,800	48	9/20	$6,036	$(13)	$1
Ten-Year US Treasury Note Future	Long	USD	300	3	9/20	417	2	(1)
Ultra Long Term US Treasury Bond Future	Short	USD	13,500	135	9/20	24,106	(55)	63
Ultra Ten-Year US Treasury Note Future	Short	USD	800	8	9/20	1,260	(5)	2
							$(71)	$65

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month USD-LIBOR	1.250%	6/25	1,400	USD	$(5)	$(59)	$(64)	$1
3-Month USD-LIBOR	1.750%	12/26	3,110	USD	103	(368)	(265)	3
3-Month USD-LIBOR	2.250%	6/28	1,800	USD	20	(265)	(245)	3
3-Month USD-LIBOR	2.000%	2/45	1,500	USD	(27)	(347)	(374)	11
3-Month USD-LIBOR	1.750%	6/47	600	USD	99	(223)	(124)	5
3-Month USD-LIBOR	2.384%	9/47	2,000	USD	97	(832)	(735)	17
3-Month USD-LIBOR	2.750%	12/47	800	USD	(25)	(346)	(371)	7
					$262	$(2,440)	$(2,178)	$47

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)					Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures		Total		Options
Total Exchange-Traded or Centrally Cleared Derivatives	$47	$66	$113	$–		$(1)		$(1)	$–

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the value of these securities (in thousands) was $8,016 representing 5.4% of the net assets.

b

Cash or securities with an aggregate value of $108,831 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2020.

#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $204,896 and the net unrealized appreciation of investments based on that cost was $1,666 which is comprised of $4,783 aggregate gross unrealized appreciation and $3,117 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$1,353	$—
Governments	—	186,030	—
Structured Products	—	22,828	—
Short-Term Investments	3,439	—	—
Other Financial Instruments^
Futures	2	—	—

Total Assets:	$3,441	$210,211	$—

Liabilities:
Other Financial Instruments^
Futures	(73)	—	—
Interest Rate Swaps	—	(2,178)	—
Securities Sold Short	—	(4,838)	—

Total Liabilities:	$(73)	$(7,016)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio (unaudited)

    Sector Allocation 6/30/20

Sector	% of Net Assets

Governments	59.2%

Structured Products	26.4%

Corporate Bonds	12.7%

Short-Term Investments & Other Net Assets	1.5%

Municipal Bonds	0.2%

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Corporate Bonds (12.7%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.0%)
The Dow Chemical Co.
3.500%, 10/1/24	200,000	216

Total		216

Communications (2.2%)
AT&T, Inc.
2.300%, 6/1/27	160,000	165
2.750%, 6/1/31	200,000	207
3.500%, 6/1/41	100,000	105
3.800%, 2/15/27	300,000	338
4.050%, 12/15/23	150,000	166
4.450%, 4/1/24	100,000	112
4.800%, 6/15/44	280,000	331
5.150%, 11/15/46	41,000	52
CBS Corp.
3.700%, 6/1/28	170,000	185
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
6.484%, 10/23/45	530,000	704
Comcast Corp.
1.950%, 1/15/31	260,000	265
2.800%, 1/15/51	190,000	194
3.750%, 4/1/40	100,000	118
6.500%, 11/15/35	350,000	532
Deutsche Telekom International Finance
3.600%, 1/19/27 144A	450,000	504
Discovery Communications LLC
3.625%, 5/15/30	100,000	109
T-Mobile USA, Inc.
2.550%, 2/15/31 144A	405,000	406
3.500%, 4/15/25 144A	1,850,000	2,017
3.875%, 4/15/30 144A	488,000	544
Verizon Communications, Inc.
5.012%, 8/21/54	300,000	435
ViacomCBS, Inc.
4.200%, 5/19/32	220,000	244
The Walt Disney Co.
2.200%, 1/13/28	400,000	417
3.600%, 1/13/51	160,000	178

Total		8,328

Consumer, Cyclical (0.6%)
Costco Wholesale Corp.
1.600%, 4/20/30	800,000	808
Ford Motor Credit Co. LLC
4.389%, 1/8/26	300,000	285
General Motors Co.
5.150%, 4/1/38	650,000	623
General Motors Financial Co., Inc.
2.750%, 6/20/25	460,000	453

Total		2,169

Consumer, Non-cyclical (1.3%)
AbbVie, Inc.
3.850%, 6/15/24 144A	150,000	165

Corporate Bonds (12.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
4.450%, 5/14/46	350,000	425
4.550%, 3/15/35 144A	270,000	332
Aetna, Inc.
2.750%, 11/15/22	230,000	240
Amgen, Inc.
3.625%, 5/22/24	240,000	263
Anthem, Inc.
2.375%, 1/15/25	110,000	116
Bristol-Myers Squibb Co.
3.625%, 5/15/24 144A	50,000	55
Cigna Corp.
4.500%, 2/25/26 144A	80,000	93
4.900%, 12/15/48	200,000	264
CVS Health Corp.
4.780%, 3/25/38	180,000	224
Duke University Health System, Inc.
3.920%, 6/1/47	268,000	334
Gilead Sciences, Inc.
3.650%, 3/1/26	200,000	229
The Kroger Co.
3.875%, 10/15/46	400,000	448
Mondelez International, Inc.
2.750%, 4/13/30	153,000	165
PayPal Holdings, Inc.
2.300%, 6/1/30	270,000	281
PepsiCo, Inc.
1.625%, 5/1/30	190,000	194
Pfizer, Inc.
1.700%, 5/28/30	230,000	234
Stryker Corp.
1.950%, 6/15/30	380,000	382
UnitedHealth Group, Inc.
1.250%, 1/15/26	134,000	136
Upjohn, Inc.
2.700%, 6/22/30 144A	340,000	349
4.000%, 6/22/50 144A	140,000	150

Total		5,079

Energy (1.2%)
Chevron Corp
1.995%, 5/11/27	260,000	272
Enbridge, Inc.
3.500%, 6/10/24	150,000	163
3.700%, 7/15/27	200,000	221
Energy Transfer Operating LP
5.300%, 4/15/47	455,000	439
Energy Transfer Partners LP
3.600%, 2/1/23	100,000	103
Enterprise Products Operating LLC
4.850%, 3/15/44	100,000	116
Equinor ASA
1.750%, 1/22/26	260,000	266
Magellan Midstream Partners LP
5.150%, 10/15/43	150,000	166
MPLX LP
4.500%, 4/15/38	200,000	200

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Corporate Bonds (12.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
5.200%, 3/1/47	200,000	215
Petroleos Mexicanos
3.500%, 1/30/23	130,000	124
4.875%, 1/18/24	400,000	384
Phillips 66
2.150%, 12/15/30	390,000	377
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	500,000	571
Schlumberger Investment S.A.
2.650%, 6/26/30	240,000	246
Transcontinental Gas Pipe Line Co. LLC
3.250%, 5/15/30 144A	260,000	278
Williams Partners LP
4.125%, 11/15/20	80,000	80
4.300%, 3/4/24	300,000	326

Total		4,547

Financial (4.9%)
American International Group, Inc.
4.500%, 7/16/44	315,000	367
Bank of America Corp.
2.496%, (ICE LIBOR USD 3 Month plus 0.990%), 2/13/31	1,124,000	1,178
3.300%, 1/11/23	425,000	453
Barclays PLC
2.645%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.900%), 6/24/31	300,000	298
Capital One Financial Corp.
3.750%, 3/9/27	330,000	364
Citigroup, Inc.
2.350%, 8/2/21	300,000	306
2.572%, (US SOFR plus 2.107%), 6/3/31	410,000	424
4.050%, 7/30/22	450,000	478
4.075%, (ICE LIBOR USD 3 Month plus 1.192%), 4/23/29	300,000	342
Cooperatieve Rabobank UA
1.339%, (US Treasury Yield Curve Rate plus 1.000%), 6/24/26 144A	570,000	570
3.950%, 11/9/22	250,000	265
Credit Suisse AG
2.800%, 4/8/22	370,000	384
3.625%, 9/9/24	250,000	276
Credit Suisse Group AG
2.193%, (US SOFR plus 2.044%), 6/5/26 144A	555,000	562
Crown Castle International Corp.
2.250%, 1/15/31	100,000	101
3.300%, 7/1/30	567,000	619
Discover Bank
3.450%, 7/27/26	300,000	324
Equinix, Inc.
1.250%, 7/15/25	310,000	310
1.800%, 7/15/27	170,000	170
Five Corners Funding Trust II
2.850%, 5/15/30 144A	445,000	459
The Goldman Sachs Group, Inc.
2.600%, 2/7/30	407,000	425
3.500%, 11/16/26	400,000	440
3.750%, 5/22/25	850,000	942

Corporate Bonds (12.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
The Hartford Financial Services Group, Inc.
3.600%, 8/19/49	81,000	85
HSBC Holdings PLC
4.041%, (ICE LIBOR USD 3 Month plus 1.546%), 3/13/28	230,000	254
Huntington Bancshares, Inc.
4.350%, 2/4/23	355,000	382
JPMorgan Chase & Co.
2.182%, (US SOFR plus 1.890%), 6/1/28	530,000	548
3.897%, (ICE LIBOR USD 3 Month plus 1.220%), 1/23/49	400,000	483
4.500%, 1/24/22	750,000	797
Kilroy Realty LP
3.800%, 1/15/23	120,000	124
Lloyds Banking Group PLC
2.438%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.000%), 2/5/26	200,000	207
Metropolitan Life Global Funding I
0.900%, 6/8/23 144A	398,000	400
Morgan Stanley
2.188%, (US SOFR plus 1.990%), 4/28/26	801,000	833
2.699%, (US SOFR plus 1.143%), 1/22/31	190,000	202
3.875%, 1/27/26	250,000	283
New York Life Global Funding
2.900%, 1/17/24 144A	710,000	761
Nordea Bank Abp
1.000%, 6/9/23 144A	240,000	243
Royal Bank of Scotland Group PLC
2.359%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.150%), 5/22/24	330,000	339
Teachers Insurance & Annuity Association of America
3.300%, 5/15/50 144A	267,000	275
Truist Bank
2.250%, 3/11/30	593,000	599
Ventas Realty LP / Ventas Capital Corp.
3.250%, 8/15/22	250,000	256
Wells Fargo & Co.
1.654%, (US SOFR plus 1.600%), 6/2/24	200,000	203
2.393%, (US SOFR plus 2.100%), 6/2/28	150,000	155
3.550%, 9/29/25	175,000	195
4.100%, 6/3/26	330,000	372
4.125%, 8/15/23	220,000	240
Welltower, Inc.
2.750%, 1/15/31	340,000	338

Total		18,631

Industrial (0.8%)
Agilent Technologies, Inc.
2.100%, 6/4/30	190,000	195
The Boeing Co.
5.150%, 5/1/30	400,000	446
Burlington Northern Santa Fe LLC
3.000%, 4/1/25	200,000	220
3.750%, 4/1/24	200,000	221
4.950%, 9/15/41	100,000	131
Lockheed Martin Corp.
3.800%, 3/1/45	200,000	243

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Corporate Bonds (12.7%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Norfolk Southern Corp.
3.050%, 5/15/50	400,000	412
Raytheon Co.
2.250%, 7/1/30	380,000	396
Republic Services, Inc.
2.300%, 3/1/30	410,000	428
Union Pacific Corp.
2.750%, 4/15/23	100,000	105
WRKCo, Inc.
3.000%, 6/15/33	170,000	177

Total		2,974

Technology (0.8%)
Adobe, Inc.
2.300%, 2/1/30	615,000	664
Apple, Inc.
1.125%, 5/11/25	120,000	122
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.125%, 1/15/25	138,000	147
Fiserv, Inc.
2.250%, 6/1/27	270,000	282
Infor, Inc.
1.450%, 7/15/23 144A	90,000	91
1.750%, 7/15/25 144A	110,000	110
International Business Machines Corp.
1.700%, 5/15/27	300,000	306
1.950%, 5/15/30	200,000	205
NetApp, Inc.
1.875%, 6/22/25	100,000	101
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700%, 5/1/25 144A	70,000	74
3.150%, 5/1/27 144A	256,000	272
Oracle Corp.
2.500%, 10/15/22	300,000	314
2.650%, 7/15/26	150,000	162
QUALCOMM, Inc.
2.150%, 5/20/30	300,000	312

Total		3,162

Utilities (0.9%)
AEP Transmission Co., LLC
3.750%, 12/1/47	200,000	229
American Electric Power Co., Inc.
3.200%, 11/13/27	200,000	220
Dominion Resources, Inc.
4.900%, 8/1/41	320,000	399
Duke Energy Corp.
3.150%, 8/15/27	150,000	166
Duke Energy Florida LLC
1.750%, 6/15/30	400,000	404
Essential Utilities, Inc.
2.704%, 4/15/30	370,000	387
FirstEnergy Corp.
4.850%, 7/15/47	300,000	380
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	200,000	227
Sempra Energy
3.250%, 6/15/27	250,000	275
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	200,000	220

Corporate Bonds (12.7%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Xcel Energy, Inc.
3.400%, 6/1/30	510,000	586

Total		3,493

Total Corporate Bonds (Cost: $45,812)		48,599

Governments (59.2%)
Governments (59.2%)
Australian Government Inflation Linked Bond
4.000%, 8/20/20 AUD §,¥	715,000	875
Canadian Government Real Return Bond
3.000%, 12/1/36 CAD ¥	3,624,143	4,013
4.000%, 12/1/31 CAD ¥	1,782,360	1,971
4.250%, 12/1/21 CAD ¥	784,214	610
4.250%, 12/1/26 CAD ¥	14,759,048	14,105
Tennessee Valley Authority
4.700%, 7/15/33	1,658,000	2,297
US Treasury
0.125%, 4/15/25	2,002,740	2,100
0.250%, 7/15/29	13,935,445	15,254
US Treasury Inflation Index Bond
0.125%, 1/15/30 b	18,290,363	19,775
0.125%, 4/15/22	5,272,450	5,355
0.125%, 1/15/23	1,944,268	1,994
0.125%, 7/15/26	4,867,863	5,175
0.250%, 2/15/50	3,162,012	3,550
0.250%, 1/15/25	10,718,928	11,289
0.375%, 7/15/23	13,554,108	14,128
0.375%, 7/15/25	4,217,460	4,509
0.375%, 1/15/27	8,386,877	9,047
0.375%, 7/15/27	3,931,313	4,277
0.500%, 1/15/28	727,755	798
0.625%, 2/15/43	7,417,543	8,745
0.625%, 1/15/24	10,715,933	11,296
0.625%, 1/15/26	9,335,686	10,119
0.750%, 2/15/42	7,291,861	8,736
0.750%, 2/15/45	8,494,434	10,396
0.750%, 7/15/28	6,589,514	7,434
0.875%, 2/15/47	2,709,018	3,457
1.000%, 2/15/46	1,244,657	1,610
1.000%, 2/15/48	1,195,931	1,582
1.000%, 2/15/49	2,648,693	3,537
1.375%, 2/15/44	6,249,988	8,533
1.750%, 1/15/28	3,176,565	3,792
2.000%, 1/15/26	3,165,572	3,683
2.125%, 2/15/40	2,491,629	3,675
2.125%, 2/15/41	4,432,548	6,625
2.375%, 1/15/25	2,244,792	2,587
2.375%, 1/15/27	4,355,401	5,293
2.500%, 1/15/29	854,025	1,095
3.625%, 4/15/28	2,378,325	3,202

Total		226,519

Total Governments (Cost: $205,727)		226,519

Municipal Bonds (0.2%)
Municipal Bonds (0.2%)
Energy Northwest
5.000%, 7/1/39 RB	305,000	402
Santa Clara Valley Transportation Authority
5.876%, 4/1/32 RB	50,000	63

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Municipal Bonds (0.2%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
University of Texas System
5.000%, 8/15/40 RB	240,000	369

Total Municipal Bonds (Cost: $794)		834

Structured Products (26.4%)
Asset Backed Securities (9.7%)
Bean Creek CLO, Ltd., Series 2018-1A, Class AR
2.155%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/31 144A	1,250,000	1,200
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A
2.940%, 5/25/29 144A	255,354	253
CIFC Funding, Ltd., Series 2013-3RA, Class A1
2.000%, (ICE LIBOR USD 3 Month plus 0.980%), 4/24/31 144A	1,000,000	973
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR
2.255%, (ICE LIBOR USD 3 Month plus 1.120%), 7/20/31 144A	1,125,000	1,102
Hertz Fleet Lease Funding LP, Series 2018-1, Class A2
3.230%, 5/10/32 144A	2,393,188	2,405
Hilton Grand Vacations Trust, Series 2014- AA, Class A
1.770%, 11/25/26 144A	78,619	78
Hilton Grand Vacations Trust, Series 2017- AA, Class A
2.660%, 12/26/28 144A	1,080,675	1,067
Hilton Grand Vacations Trust, Series 2019- AA, Class B
2.540%, 7/25/33 144A	1,594,904	1,524
KKR CLO, Ltd., Series 2018-22A, Class A
2.285%, (ICE LIBOR USD 3 Month plus 1.150%), 7/20/31 144A	1,500,000	1,446
Magnetite VIII, Ltd., Series 2018-8A, Class AR2
2.199%, (ICE LIBOR USD 3 Month plus 0.980%), 4/15/31 144A	1,750,000	1,703
MVW Owner Trust, Series 2015-1A, Class A
2.520%, 12/20/32 144A	185,705	184
MVW Owner Trust, Series 2016-1A, Class A
2.250%, 12/20/33 144A	158,042	156
MVW Owner Trust, Series 2019-2A, Class A
2.220%, 10/20/38 144A	1,298,131	1,298
Progress Residential Trust, Series 2018- SFR1, Class A
3.255%, 3/17/35 144A	4,244,834	4,293
Progress Residential Trust, Series 2019- SFR1, Class A
3.422%, 8/17/35 144A	1,998,027	2,068
Progress Residential Trust, Series 2019- SFR3, Class A
2.271%, 9/17/36 144A	3,800,000	3,876
Progress Residential Trust, Series 2019- SFR4, Class B
2.937%, 11/17/36 144A	2,400,000	2,447

Structured Products (26.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Progress Residential Trust, Series 2020- SFR2, Class A
2.078%, 6/18/37 144A	1,100,000	1,131
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A
3.080%, 3/21/33 144A	127,738	128
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A
3.200%, 1/20/36 144A	679,633	693
Sierra Timeshare Receivables Funding LLC, Series 2019-3, Class B
2.750%, 7/15/38 144A	2,638,408	2,481
Sounds Point CLO IV-R, Ltd., Series 2013- 3RA, Class A
2.285%, (ICE LIBOR USD 3 Month plus 1.150%), 4/18/31 144A	1,400,000	1,347
Towd Point Mortgage Trust, Series 2017-2, Class A2
3.250%, (AFC), 4/25/57 144A	2,500,000	2,599
Towd Point Mortgage Trust, Series 2018-4, Class A1
3.000%, (AFC), 6/25/58 144A	796,478	840
Treman Park CLO, Ltd., Series 2015-1A, Class ARR
2.205%, (ICE LIBOR USD 3 Month plus 1.070%), 10/20/28 144A	1,500,000	1,478
VSE VOI Mortgage LLC, Series 2017-A, Class A
2.330%, 3/20/35 144A	522,660	524

Total		37,294

Mortgage Securities (16.7%)
Agate Bay Mortgage Trust, Series 2014-3, Class A2
3.500%, (AFC), 11/25/44 144A	475,559	490
Agate Bay Mortgage Trust, Series 2015-7, Class A3
3.500%, (AFC), 10/25/45 144A	922,915	951
Agate Bay Mortgage Trust, Series 2016-1, Class A3
3.500%, (AFC), 12/25/45 144A	675,163	682
Agate Bay Mortgage Trust, Series 2016-3, Class A3
3.500%, (AFC), 8/25/46 144A	485,618	499
Angel Oak Mortgage Trust I LLC 2019-4
3.301%, (AFC), 7/26/49 144A	601,772	605
Arroyo Mortgage Trust, Series 2020-1, Class A1B
2.100%, 3/25/55 144A	758,000	758
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1
1.000%, (CSTR, AFC), 2/25/55 144A	2,100,000	2,100
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3
6.000%, 9/25/37	27,376	28
Citigroup Mortgage Loan Trust, Series 2019- IMC1, Class A1
2.720%, (AFC), 7/25/49 144A	776,977	787

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Structured Products (26.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Connecticut Avenue Securities, Series 2014- C04, Class 2M2
5.185%, (ICE LIBOR USD 1 Month plus 5.000%), 11/25/24	351,583	361
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10
3.500%, (AFC), 12/25/44 144A	290,659	299
Credit Suisse Mortgage Trust, Series 2019- NQM1, Class A1
2.656%, (AFC), 10/25/59 144A	1,581,429	1,611
CSMC Commerical Mortgage Trust, Series 2019-AFC1, Class A1
2.573%, (AFC), 7/25/49 144A	822,199	839
Federal Home Loan Mortgage Corp.
4.000%, 5/1/42	2,763,055	3,036
4.500%, 4/1/41	2,151,498	2,393
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series 2019-K088, Class A2
3.690%, 1/25/29	3,000,000	3,583
Federal Home Loan Mortgage Corp., Series 2014-DNA1, Class M2
2.385%, (ICE LIBOR USD 1 Month plus 2.200%), 2/25/24	718,714	720
Federal Home Loan Mortgage Corp., Series 2015-DNA1, Class M3
3.485%, (ICE LIBOR USD 1 Month plus 3.300%), 10/25/27	2,938,728	2,983
Federal Home Loan Mortgage Corp., Series K108, Class A2
1.517%, 3/25/30	4,000,000	4,161
Federal National Mortgage Association
2.500%, 4/1/50	7,400,000	7,718
2.500%, 6/1/50	7,700,000	8,025
4.000%, 2/1/46	3,168,680	3,412
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
2.785%, (ICE LIBOR USD 1 Month plus 2.600%), 5/25/24	973,464	859
Galton Funding Mortgage Trust, Series 2020- H1, Class A1
2.310%, (AFC), 1/25/60 144A	637,008	639
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%, (AFC), 3/25/43 144A	387,334	396
JP Morgan Mortgage Trust, Series 2014-5, Class A1
2.960%, (AFC), 10/25/29 144A	537,724	558
JP Morgan Mortgage Trust, Series 2016-1, Class A7
3.500%, 5/25/46 144A	1,750,000	1,803
JP Morgan Mortgage Trust, Series 2017-1, Class A2
3.500%, (AFC), 1/25/47 144A	1,281,288	1,314
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3
4.000%, (CSTR), 3/25/57 144A	819,795	881
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1
1.685%, (ICE LIBOR USD 1 Month plus 1.500%), (AFC), 6/25/57 144A	849,223	850

Structured Products (26.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Sequoia Mortgage Trust, Series 2014-3, Class A14
3.000%, (AFC), 10/25/44 144A	72,030	72
Sequoia Mortgage Trust, Series 2014-4, Class A2
3.500%, (AFC), 11/25/44 144A	43,520	44
Sequoia Mortgage Trust, Series 2017-7, Class A7
3.500%, (AFC), 10/25/47 144A	2,250,000	2,326
Sequoia Mortgage Trust, Series 2017-CH1, Class A1
4.000%, (AFC), 10/25/47 144A	619,646	632
Sequoia Mortgage Trust, Series 2019-4, Class A7
3.500%, (AFC), 11/25/49 144A	3,750,000	3,925
Thornburg Mortgage Securities Trust, Series 2004-3, Class A
0.925%, (ICE LIBOR USD 1 Month plus 0.740%), (AFC), 9/25/44	200,645	187
Verus Securitization Trust, Series 2019-4, Class A3
3.000%, (AFC), 11/25/59 144A	1,232,136	1,254
Verus Securitization Trust, Series 2020-1, Class A3
2.724%, (AFC), 1/25/60 144A	759,840	756
Vista Point Securitization Trust
2.770%, (AFC), 3/25/65 144A	1,200,000	1,200

Total		63,737

Total Structured Products (Cost: $99,779)		101,031

Short-Term Investments (3.7%)
Financial (0.2%)
American Tower Corp.
3.300%, 2/15/21	925,000	941

Total		941

Money Market Funds (3.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%#	13,364,741	13,365

Total		13,365

Total Short-Term Investments (Cost: $14,299)		14,306

Total Investments (102.2%) (Cost: $366,411)@		391,289

Other Assets, Less Liabilities (-2.2%)		(8,305)

Net Assets (100.0%)		382,984

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Exchange Traded or Centrally Cleared Derivatives

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
U.S. Consumer Price Index - 3 Month USD LIBOR	1.777%	6/24	11,000	USD	$–	$(335)	$(335)	$8
U.S. Consumer Price Index - 3 Month USD LIBOR	1.715%	6/24	7,400	USD	–	(209)	(209)	6
U.S. Consumer Price Index - 3 Month USD LIBOR	1.860%	7/24	7,500	USD	–	(277)	(277)	6
U.S. Consumer Price Index - 3 Month USD LIBOR	1.858%	8/24	12,700	USD	(1)	(466)	(467)	10
U.S. Consumer Price Index - 3 Month USD LIBOR	1.616%	10/24	7,500	USD	–	(176)	(176)	6
U.S. Consumer Price Index - 3 Month USD LIBOR	2.073%	8/27	3,500	USD	–	(213)	(213)	5
U.S. Consumer Price Index - 3 Month USD LIBOR	2.145%	11/27	5,000	USD	(1)	(364)	(365)	7
U.S. Consumer Price Index - 3 Month USD LIBOR	1.793%	10/29	3,700	USD	(1)	(136)	(137)	5
U.S. Consumer Price Index - 3 Month USD LIBOR	1.800%	10/29	3,700	USD	(1)	(138)	(139)	5
U.S. Consumer Price Index - 3 Month USD LIBOR	1.884%	11/29	2,000	USD	(1)	(91)	(92)	3
U.S. Consumer Price Index - 3 Month USD LIBOR	1.078%	6/25	3,000	USD	–	26	26	3
U.S. Consumer Price Index - 3 Month USD LIBOR	1.291%	5/30	2,000	USD	–	41	41	2
U.S. Consumer Price Index - 3 Month USD LIBOR	1.498%	6/30	3,000	USD	1	11	12	4
U.S. Consumer Price Index - 3 Month USD LIBOR	1.629%	6/30	2,000	USD	1	(9)	(8)	3
					$(3)	$(2,336)	$(2,339)	$73

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$73	$–	$73	$–	$–	$–	$–

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	AUD	1,247	861	9/23/20	$13	$—	$13
Sell	Morgan Stanley Capital Services, Inc.	CAD	27,362	20,158	9/23/20	246	—	246
						$259	$—	$259

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America NA	2.670%	4/22	3,000	$(506)	$(506)
CPURNSA	Bank of America NA	2.763%	3/23	700	(116)	(116)
CPURNSA	Bank of America NA	2.528%	8/24	2,750	(394)	(394)
CPURNSA	Bank of America NA	2.140%	7/25	2,900	(210)	(210)
CPURNSA	Bank of America NA	1.790%	8/25	1,500	(55)	(55)
CPURNSA	Bank of America NA	2.240%	4/27	3,500	(306)	(306)
CPURNSA	Bank of America NA	2.218%	4/27	2,000	(170)	(170)
CPURNSA	Bank of America NA	2.235%	4/27	2,000	(173)	(173)
CPURNSA	Bank of America NA	2.235%	5/27	5,000	(432)	(432)
CPURNSA	Barclays Bank PLC	2.526%	5/23	5,500	(776)	(776)
CPURNSA	Barclays Bank PLC	2.535%	5/23	1,000	(142)	(142)
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	(210)	(210)
CPURNSA	Barclays Bank PLC	2.385%	9/24	4,000	(500)	(500)
CPURNSA	Barclays Bank PLC	2.363%	9/24	3,500	(427)	(427)
CPURNSA	Barclays Bank PLC	2.310%	9/24	1,400	(162)	(162)
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(663)	(663)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(777)	(777)
CPURNSA	Goldman Sachs International	1.870%	5/26	8,500	(274)	(274)
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	(267)	(267)
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	(129)	(129)
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	(243)	(243)
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	(256)	(256)
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	(342)	(342)
					$(7,530)	$(7,530)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$259	—	$259	—	—	$(7,530)	$(7,530)

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the value of these securities (in thousands) was $72,275 representing 18.9% of the net assets.

¥	Foreign Bond — par value is foreign denominated
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2020, the aggregate value of these securities was $875 (in thousands), representing 0.2% of net assets.

b

Cash or securities with an aggregate value of $19,775 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2020.

#	7-Day yield as of 6/30/2020.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $366,408 and the net unrealized appreciation of investments based on that cost was $15,271 which is comprised of $26,652 aggregate gross unrealized appreciation and $11,381 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$834	$—
Corporate Bonds	—	48,599	—
Governments	—	226,519	—
Structured Products
Mortgage Securities	—	61,779	1,958
All Others	—	37,294	—
Short-Term Investments
Money Market Funds	13,365	—	—
All Others	—	941	—
Other Financial Instruments^
Forward Currency Contracts	—	259	—
Total Return Swaps	—	79	—

Total Assets:	$13,365	$376,304	$1,958

Liabilities:
Other Financial Instruments^
Total Return Swaps	—	(9,948)	—

Total Liabilities:	$—	$(9,948)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio (unaudited)

    Sector Allocation 6/30/20

Sector	% of Net Assets

Consumer, Non-Cyclical	19.5%

Communications	17.1%

Consumer, Cyclical	13.7%

Energy	13.4%

Industrial	12.6%

Financial	6.8%

Technology	6.0%

Short-Term Investments & Other Net Assets	4.3%

Basic Materials	4.0%

Utilities	2.4%

Diversified	0.1%

Materials	0.1%

Other Holdings	–%

Sector Allocation is subject to change.

Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Common Stocks (0.1%)	Shares/ Par +	Value $ (000’s)
Communications (0.0%)
iHeartMedia, Inc. *	22,266	186

Total		186

Materials (0.1%)
Hexion Holdings Corp. *	42,192	285

Total		285

Total Common Stocks (Cost: $1,182)		471

Corporate Bonds (95.4%)
Basic Materials (4.0%)
Alpha 2 BV
8.750%, 6/1/23 144A	1,050,000	1,047
Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 2/1/25 144A	2,900,000	2,857
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding
4.750%, 6/15/27 144A	350,000	352
Clearwater Paper Corp.
5.375%, 2/1/25 144A	3,300,000	3,325
Compass Minerals International, Inc.
4.875%, 7/15/24 144A	2,500,000	2,506
6.750%, 12/1/27 144A	1,625,000	1,706
Freeport-McMoRan, Inc.
3.875%, 3/15/23	2,100,000	2,103
4.125%, 3/1/28	700,000	679
5.000%, 9/1/27	925,000	929
5.250%, 9/1/29	725,000	743
5.400%, 11/14/34	1,775,000	1,755
Hexion, Inc.
7.875%, 7/15/27 144A	2,025,000	1,843
HudBay Minerals, Inc.
7.250%, 1/15/23 144A	600,000	591
7.625%, 1/15/25 144A	2,525,000	2,418
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.000%, 7/1/28 144A	175,000	182
Platform Specialty Products Corp.
5.875%, 12/1/25 144A	2,050,000	2,070
PQ Corp.
5.750%, 12/15/25 144A	1,000,000	1,008
6.750%, 11/15/22 144A	550,000	560
Starfruit Finco BV / Starfruit US Holdco LLC
8.000%, 10/1/26 144A	3,425,000	3,506
W.R. Grace & Co.
4.875%, 6/15/27 144A	875,000	886

Total		31,066

Communications (17.1%)
Altice France SA
8.125%, 2/1/27 144A	275,000	301
AMC Networks, Inc.
4.750%, 8/1/25	1,500,000	1,474
5.000%, 4/1/24	2,275,000	2,252
Cablevision Systems Corp.
5.875%, 9/15/22	2,225,000	2,325

Corporate Bonds (95.4%)	Shares/ Par +	Value $ (000’s)
Communications continued
CBS Radio, Inc.
7.250%, 11/1/24 144A	2,275,000	1,979
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 8/15/30 144A	2,175,000	2,220
4.750%, 3/1/30 144A	3,600,000	3,683
5.000%, 2/1/28 144A	2,000,000	2,065
5.125%, 5/1/27 144A	1,975,000	2,043
5.375%, 5/1/25 144A	650,000	666
5.375%, 6/1/29 144A	1,050,000	1,108
5.500%, 5/1/26 144A	550,000	570
5.750%, 2/15/26 144A	2,350,000	2,431
5.875%, 4/1/24 144A	575,000	593
5.875%, 5/1/27 144A	1,650,000	1,722
CSC Holdings LLC
4.125%, 12/1/30 144A	950,000	942
5.250%, 6/1/24	1,650,000	1,752
5.375%, 7/15/23 144A	1,100,000	1,116
5.500%, 5/15/26 144A	650,000	667
5.500%, 4/15/27 144A	2,425,000	2,523
5.750%, 1/15/30 144A	2,525,000	2,637
6.500%, 2/1/29 144A	675,000	737
6.625%, 10/15/25 144A	1,250,000	1,298
7.500%, 4/1/28 144A	1,750,000	1,910
7.750%, 7/15/25 144A	2,250,000	2,340
Cumulus Media New Holdings, Inc.
6.750%, 7/1/26 144A	1,025,000	947
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26 144A	1,775,000	1,287
6.625%, 8/15/27 144A	2,600,000	1,394
DISH DBS Corp.
5.875%, 11/15/24	2,925,000	2,908
7.375%, 7/1/28 144A	500,000	497
7.750%, 7/1/26	2,000,000	2,120
Dolya Holdco 18 Designated Activity Co.
5.000%, 7/15/28 144A	975,000	963
Entercom Media Corp.
6.500%, 5/1/27 144A	2,025,000	1,817
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/1/27 144A	950,000	967
Gray Escrow, Inc.
7.000%, 5/15/27 144A	750,000	769
Gray Television, Inc.
5.125%, 10/15/24 144A	325,000	325
5.875%, 7/15/26 144A	2,575,000	2,565
iHeartCommunications, Inc.
4.750%, 1/15/28 144A	425,000	392
5.250%, 8/15/27 144A	825,000	790
6.375%, 5/1/26	375,901	372
8.375%, 5/1/27	4,678,194	4,287
Intelsat Jackson Holdings SA
5.500%, 8/1/23 j	1,525,000	869
8.500%, 10/15/24 144A j	1,775,000	1,067
9.750%, 7/15/25 144A j	950,000	584

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (95.4%)	Shares/ Par +	Value $ (000’s)
Communications continued
Lamar Media Corp.
4.875%, 1/15/29 144A	575,000	578
Match Group, Inc.
4.125%, 8/1/30 144A	2,675,000	2,619
4.625%, 6/1/28 144A	1,450,000	1,466
5.000%, 12/15/27 144A	825,000	858
Nexstar Broadcasting, Inc.
5.625%, 8/1/24 144A	2,825,000	2,846
5.625%, 7/15/27 144A	3,000,000	3,000
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 3/15/30 144A	175,000	160
Scripps Escrow, Inc.
5.875%, 7/15/27 144A	1,725,000	1,634
SFR Group SA
7.375%, 5/1/26 144A	5,775,000	6,029
Sinclair Television Group, Inc.
5.125%, 2/15/27 144A	2,875,000	2,616
5.625%, 8/1/24 144A	825,000	792
5.875%, 3/15/26 144A	575,000	566
Sirius XM Radio, Inc.
3.875%, 8/1/22 144A	425,000	428
4.125%, 7/1/30 144A	1,775,000	1,751
4.625%, 5/15/23 144A	550,000	553
4.625%, 7/15/24 144A	1,825,000	1,874
5.375%, 4/15/25 144A	1,100,000	1,130
5.375%, 7/15/26 144A	1,675,000	1,730
5.500%, 7/1/29 144A	925,000	978
Sprint Capital Corp.
6.875%, 11/15/28	1,875,000	2,285
Sprint Corp.
7.125%, 6/15/24	1,150,000	1,299
7.625%, 2/15/25	1,525,000	1,759
7.625%, 3/1/26	500,000	590
7.875%, 9/15/23	3,240,000	3,649
TEGNA, Inc.
4.625%, 3/15/28 144A	600,000	552
5.000%, 9/15/29 144A	3,100,000	2,921
5.500%, 9/15/24 144A	495,000	500
Telenet Finance Luxembourg Notes SARL
5.500%, 3/1/28 144A	4,400,000	4,587
Terrier Media Buyer, Inc.
8.875%, 12/15/27 144A	3,900,000	3,739
T-Mobile USA, Inc.
4.500%, 2/1/26	525,000	531
5.125%, 4/15/25	2,700,000	2,761
6.000%, 3/1/23	750,000	753
6.375%, 3/1/25	1,685,000	1,731
6.500%, 1/15/24	425,000	434
6.500%, 1/15/26	875,000	914
Virgin Media Finance PLC
5.000%, 7/15/30 144A	1,475,000	1,440
Virgin Media Secured Finance PLC
4.500%, 8/15/30 144A	400,000	400
5.500%, 8/15/26 144A	425,000	435
5.500%, 5/15/29 144A	475,000	501
Ziggo Bond Co. BV
5.125%, 2/28/30 144A	575,000	571
6.000%, 1/15/27 144A	2,200,000	2,233

Corporate Bonds (95.4%)	Shares/ Par +	Value $ (000’s)
Communications continued
Ziggo BV
4.875%, 1/15/30 144A	200,000	201
5.500%, 1/15/27 144A	2,180,000	2,216

Total		134,884

Consumer, Cyclical (13.7%)
1011778 BC ULC / New Red Finance, Inc.
3.875%, 1/15/28 144A	225,000	218
4.250%, 5/15/24 144A	1,400,000	1,402
4.375%, 1/15/28 144A	1,175,000	1,152
5.000%, 10/15/25 144A	4,700,000	4,677
Adient Global Holdings, Ltd.
4.875%, 8/15/26 144A	2,900,000	2,392
Adient US LLC
7.000%, 5/15/26 144A	375,000	388
9.000%, 4/15/25 144A	150,000	162
American Axle & Manufacturing, Inc.
6.250%, 3/15/26	200,000	192
6.500%, 4/1/27	2,500,000	2,427
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/28 144A	725,000	705
5.875%, 5/15/26 144A	3,275,000	3,242
Aramark Services, Inc.
5.000%, 4/1/25 144A	1,450,000	1,428
5.000%, 2/1/28 144A	2,100,000	1,995
6.375%, 5/1/25 144A	2,525,000	2,607
Boyd Gaming Corp.
4.750%, 12/1/27 144A	1,400,000	1,201
6.000%, 8/15/26	1,350,000	1,255
6.375%, 4/1/26	1,025,000	974
8.625%, 6/1/25 144A	200,000	209
CD&R Waterworks Merger Sub LLC
6.125%, 8/15/25 144A	3,875,000	3,862
Clarios Global LP
6.750%, 5/15/25 144A	150,000	156
Colt Merger Sub, Inc.
5.750%, 7/1/25 144A	275,000	276
6.250%, 7/1/25 144A	1,600,000	1,588
8.125%, 7/1/27 144A	1,725,000	1,678
CRC Escrow Issuer LLC / CRC Finco, Inc.
5.250%, 10/15/25 144A	1,075,000	935
Dana Financing Luxembourg Sarl
5.750%, 4/15/25 144A	650,000	660
6.500%, 6/1/26 144A	2,575,000	2,665
Dana, Inc.
5.375%, 11/15/27	350,000	347
5.625%, 6/15/28	175,000	174
Eldorado Resorts, Inc.
6.000%, 4/1/25	2,275,000	2,368
6.000%, 9/15/26	325,000	351
Ferrellgas LP / Ferrellgas Finance Corp.
6.750%, 1/15/22	1,200,000	1,008
6.750%, 6/15/23	575,000	474
Ford Motor Credit Co. LLC
3.096%, 5/4/23	350,000	332
3.336%, 3/18/21	1,450,000	1,435
3.813%, 10/12/21	1,900,000	1,874
4.063%, 11/1/24	1,700,000	1,621
4.140%, 2/15/23	800,000	783
4.271%, 1/9/27	1,675,000	1,566

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (95.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
4.389%, 1/8/26	1,200,000	1,138
5.113%, 5/3/29	2,400,000	2,341
5.125%, 6/16/25	825,000	827
The Goodyear Tire & Rubber Co.
4.875%, 3/15/27	775,000	710
5.000%, 5/31/26	1,350,000	1,258
Hanesbrands, Inc.
4.875%, 5/15/26 144A	700,000	705
Hilton Domestic Operating Co. Inc.
5.750%, 5/1/28 144A	550,000	556
Hilton Domestic Operating Co., Inc.
4.875%, 1/15/30	500,000	492
5.125%, 5/1/26	1,825,000	1,817
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	725,000	709
IAA Spinco, Inc.
5.500%, 6/15/27 144A	450,000	465
IHO Verwaltungs GmbH
4.750%, 9/15/26 144A	2,925,000	2,867
6.000%, 5/15/27 144A	800,000	813
6.375%, 5/15/29 144A	900,000	914
JB Poindexter & Co., Inc.
7.125%, 4/15/26 144A	2,125,000	2,146
KAR Auction Services, Inc.
5.125%, 6/1/25 144A	1,425,000	1,404
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.750%, 6/1/27 144A	550,000	564
5.000%, 6/1/24 144A	800,000	815
5.250%, 6/1/26 144A	1,600,000	1,640
MGM Resorts International
4.625%, 9/1/26	115,000	105
5.500%, 4/15/27	262,000	253
5.750%, 6/15/25	771,000	762
6.000%, 3/15/23	2,275,000	2,298
6.750%, 5/1/25	675,000	668
Michaels Stores, Inc.
8.000%, 7/15/27 144A	1,775,000	1,543
Mohegan Tribal Gaming Authority
7.875%, 10/15/24 144A	2,800,000	2,324
Newell Brands, Inc.
4.875%, 6/1/25	425,000	445
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.250%, 5/15/26 144A	300,000	309
8.500%, 5/15/27 144A	5,675,000	5,703
Party City Holdings, Inc.
6.125%, 8/15/23 144A	2,600,000	559
6.625%, 8/1/26 144A	2,525,000	543
Red Rock Resorts, Inc.
5.000%, 10/1/25 144A	2,150,000	1,892
Six Flags Entertainment Corp.
5.500%, 4/15/27 144A	3,575,000	3,195
7.000%, 7/1/25 144A	275,000	284
Stars Group Holdings BV
7.000%, 7/15/26 144A	3,950,000	4,164
Station Casinos LLC
4.500%, 2/15/28 144A	900,000	756

Corporate Bonds (95.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.500%, 6/1/24	3,275,000	3,242
5.750%, 3/1/25	275,000	275
5.875%, 3/1/27	900,000	891
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 144A	625,000	609
Vail Resorts, Inc.
6.250%, 5/15/25 144A	175,000	183
Viking Cruises, Ltd.
6.250%, 5/15/25 144A	300,000	171
VOC Escrow, Ltd.
5.000%, 2/15/28 144A	1,400,000	1,040
The William Carter Co.
5.500%, 5/15/25 144A	400,000	413
5.625%, 3/15/27 144A	225,000	232
WMG Acquisition Corp.
3.875%, 7/15/30 144A	575,000	581
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26 144A	550,000	529
Yum! Brands, Inc.
4.750%, 1/15/30 144A	725,000	736
7.750%, 4/1/25 144A	350,000	378

Total		108,043

Consumer, Non-cyclical (19.4%)
Acadia Healthcare Co., Inc.
5.500%, 7/1/28 144A	225,000	226
5.625%, 2/15/23	975,000	975
6.500%, 3/1/24	3,975,000	4,045
Air Medical Merger Sub Corp.
6.375%, 5/15/23 144A	3,125,000	2,875
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
3.500%, 2/15/23 144A	325,000	329
4.875%, 2/15/30 144A	450,000	460
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
5.750%, 3/15/25	4,575,000	4,675
5.875%, 2/15/28 144A	700,000	722
6.625%, 6/15/24	1,300,000	1,332
7.500%, 3/15/26 144A	625,000	677
Allied Universal Holdco LLC
6.625%, 7/15/26 144A	1,125,000	1,181
9.750%, 7/15/27 144A	6,100,000	6,428
Avantor, Inc.
6.000%, 10/1/24 144A	825,000	862
9.000%, 10/1/25 144A	4,200,000	4,525
B&G Foods, Inc.
5.250%, 4/1/25	750,000	756
Bausch Health Cos., Inc.
5.000%, 1/30/28 144A	1,125,000	1,059
5.750%, 8/15/27 144A	775,000	821
6.250%, 2/15/29 144A	1,200,000	1,206
7.250%, 5/30/29 144A	1,950,000	2,046
The Brink’s Co.
5.500%, 7/15/25 144A	400,000	407
Centene Corp.
3.375%, 2/15/30	900,000	909
4.250%, 12/15/27	2,125,000	2,193

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (95.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
4.625%, 12/15/29	2,425,000	2,568
4.750%, 1/15/25	2,175,000	2,226
5.250%, 4/1/25 144A	375,000	386
5.375%, 8/15/26 144A	800,000	832
Centene Escrow I Corp.
5.375%, 6/1/26 144A	1,550,000	1,607
Charles River Laboratories International, Inc.
5.500%, 4/1/26 144A	600,000	624
CHS / Community Health Systems, Inc.
6.250%, 3/31/23	2,525,000	2,378
6.625%, 2/15/25 144A	525,000	493
8.000%, 3/15/26 144A	1,050,000	992
8.625%, 1/15/24 144A	750,000	733
Edgewell Personal Care Co.
5.500%, 6/1/28 144A	875,000	900
Endo Finance LLC / Endo Finco, Inc.
6.000%, 6/30/28 144A	2,253,000	1,453
9.500%, 7/31/27 144A	1,545,000	1,634
Financial & Risk US Holdings, Inc.
6.250%, 5/15/26 144A	600,000	636
8.250%, 11/15/26 144A	4,750,000	5,144
Garda World Security Corp.
4.625%, 2/15/27 144A	875,000	862
Gartner, Inc.
4.500%, 7/1/28 144A	250,000	253
5.125%, 4/1/25 144A	850,000	870
GW B-CR Security Corp.
9.500%, 11/1/27 144A	4,619,000	4,885
HCA, Inc.
3.500%, 9/1/30	1,850,000	1,781
5.375%, 2/1/25	2,250,000	2,410
5.375%, 9/1/26	975,000	1,062
5.625%, 9/1/28	650,000	725
5.875%, 5/1/23	1,870,000	2,024
5.875%, 2/15/26	2,525,000	2,771
5.875%, 2/1/29	550,000	622
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
4.625%, 6/15/25 144A	1,250,000	1,272
5.000%, 6/15/28 144A	1,000,000	1,024
Kraft Heinz Foods Co.
4.375%, 6/1/46	1,850,000	1,818
Lamb Weston Holdings, Inc.
4.875%, 11/1/26 144A	700,000	725
4.875%, 5/15/28 144A	300,000	318
LifePoint Health, Inc.
4.375%, 2/15/27 144A	625,000	591
6.750%, 4/15/25 144A	825,000	852
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.500%, 4/15/25 144A	4,600,000	759
5.625%, 10/15/23 144A	2,775,000	541
MEDNAX, Inc.
6.250%, 1/15/27 144A	1,700,000	1,700
MPH Acquisition Holdings LLC
7.125%, 6/1/24 144A	5,375,000	4,999
The Nielsen Co. Luxembourg SARL
5.000%, 2/1/25 144A	1,275,000	1,268
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 4/15/22 144A	2,300,000	2,294

Corporate Bonds (95.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Par Pharmaceutical, Inc.
7.500%, 4/1/27 144A	325,000	334
Polaris Intermediate Corp.
8.500%, 12/1/22 144A	2,200,000	1,936
Post Holdings, Inc.
4.625%, 4/15/30 144A	925,000	908
5.000%, 8/15/26 144A	975,000	979
5.500%, 12/15/29 144A	375,000	388
5.625%, 1/15/28 144A	975,000	1,009
5.750%, 3/1/27 144A	3,775,000	3,907
Prestige Brands, Inc.
5.125%, 1/15/28 144A	425,000	419
6.375%, 3/1/24 144A	3,600,000	3,708
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.
9.750%, 12/1/26 144A	3,325,000	3,392
Team Health Holdings, Inc.
6.375%, 2/1/25 144A	4,625,000	2,683
Teleflex, Inc.
4.250%, 6/1/28 144A	250,000	256
4.625%, 11/15/27	450,000	476
Tenet Healthcare Corp.
4.625%, 7/15/24	1,400,000	1,372
4.625%, 6/15/28 144A	125,000	122
4.875%, 1/1/26 144A	1,200,000	1,175
5.125%, 5/1/25	2,400,000	2,317
5.125%, 11/1/27 144A	1,450,000	1,431
6.750%, 6/15/23	2,100,000	2,084
7.000%, 8/1/25	1,625,000	1,593
7.500%, 4/1/25 144A	250,000	266
United Rentals North America, Inc.
3.875%, 11/15/27	325,000	324
4.000%, 7/15/30	525,000	508
4.875%, 1/15/28	1,525,000	1,563
5.250%, 1/15/30	425,000	439
5.500%, 7/15/25	225,000	231
5.500%, 5/15/27	800,000	824
5.875%, 9/15/26	850,000	891
6.500%, 12/15/26	600,000	630
US Foods, Inc.
5.875%, 6/15/24 144A	3,225,000	3,064
Valeant Pharmaceuticals International, Inc.
5.500%, 3/1/23 144A	403,000	401
5.500%, 11/1/25 144A	725,000	741
5.875%, 5/15/23 144A	165,000	165
6.125%, 4/15/25 144A	5,300,000	5,376
7.000%, 3/15/24 144A	700,000	726
8.500%, 1/31/27 144A	2,175,000	2,308
9.000%, 12/15/25 144A	850,000	916
9.250%, 4/1/26 144A	525,000	570
Vizient, Inc.
6.250%, 5/15/27 144A	675,000	707
West Street Merger Sub, Inc.
6.375%, 9/1/25 144A	4,325,000	4,184

Total		153,064

Diversified (0.1%)
Stena International SA
6.125%, 2/1/25 144A	1,100,000	1,050

Total		1,050

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (95.4%)	Shares/ Par +	Value $ (000’s)
Energy (13.3%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	2,000,000	1,704
5.750%, 3/1/27 144A	2,200,000	1,738
5.750%, 1/15/28 144A	2,600,000	2,054
Antero Resources Corp.
5.125%, 12/1/22	340,000	246
5.625%, 6/1/23	1,450,000	928
Archrock Partners LP
6.250%, 4/1/28 144A	775,000	709
6.875%, 4/1/27 144A	2,800,000	2,638
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.000%, 11/1/26 144A	400,000	256
10.000%, 4/1/22 144A	1,275,000	1,087
Berry Petroleum Co. LLC
7.000%, 2/15/26 144A	1,200,000	972
Buckeye Partners LP
4.125%, 3/1/25 144A	1,225,000	1,175
4.500%, 3/1/28 144A	1,750,000	1,645
Callon Petroleum Co.
6.125%, 10/1/24	1,502,000	511
6.375%, 7/1/26	1,050,000	346
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	1,750,000	663
8.250%, 7/15/25	425,000	149
Centennial Resource Production LLC
6.875%, 4/1/27 144A	1,400,000	742
Cheniere Energy Partners LP
5.250%, 10/1/25	2,100,000	2,093
5.625%, 10/1/26	1,200,000	1,188
Chesapeake Energy Corp.
7.000%, 10/1/24 j	1,000,000	25
11.500%, 1/1/25 144A j	2,169,000	228
CNX Midstream Finance Corp.
6.500%, 3/15/26 144A	3,200,000	2,944
Coeur Mining, Inc.
5.875%, 6/1/24	2,075,000	1,992
Continental Resources, Inc.
4.375%, 1/15/28	1,050,000	924
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25 144A	3,025,000	2,711
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 1/30/28 144A	1,000,000	960
6.625%, 7/15/25 144A	625,000	630
Enviva Partners LP / Enviva Partners Finance Corp.
6.500%, 1/15/26 144A	4,150,000	4,316
EP Energy LLC / Everest Acquisition Finance, Inc.
8.000%, 11/29/24 144A j	1,850,000	37
EQM Midstream Partners, LP
4.750%, 7/15/23	650,000	656
5.500%, 7/15/28	1,525,000	1,453
6.000%, 7/1/25 144A	900,000	909
6.500%, 7/1/27 144A	1,450,000	1,485
6.500%, 7/15/48	375,000	342
EQT Corp.
4.875%, 11/15/21	450,000	441

Corporate Bonds (95.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
6.125%, 2/1/25	1,300,000	1,295
7.000%, 2/1/30	800,000	824
Gulfport Energy Corp.
6.000%, 10/15/24	550,000	280
6.375%, 5/15/25	1,025,000	511
6.375%, 1/15/26	425,000	205
6.625%, 5/1/23	225,000	134
Hess Midstream Partners LP
5.125%, 6/15/28 144A	1,300,000	1,251
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 2/1/28 144A	1,225,000	1,167
Jagged Peak Energy LLC
5.875%, 5/1/26	1,475,000	1,431
MPLX LP
6.250%, 10/15/22	503,000	509
6.375%, 5/1/24	575,000	594
Nabors Industries, Ltd.
7.250%, 1/15/26 144A	550,000	338
7.500%, 1/15/28 144A	325,000	200
NuStar Logistics LP
5.625%, 4/28/27	2,925,000	2,827
6.000%, 6/1/26	700,000	686
Oasis Petroleum, Inc.
6.250%, 5/1/26 144A	2,275,000	375
6.875%, 3/15/22	986,000	163
Occidental Petroleum Corp.
2.900%, 8/15/24	1,475,000	1,261
3.500%, 6/15/25	1,600,000	1,352
4.100%, 2/15/47	675,000	455
4.300%, 8/15/39	1,250,000	862
4.400%, 8/15/49	725,000	504
6.450%, 9/15/36	1,500,000	1,284
8.000%, 7/15/25	900,000	903
8.875%, 7/15/30	1,700,000	1,698
Parsley Energy LLC / Parsley Finance Corp.
5.250%, 8/15/25 144A	225,000	216
5.625%, 10/15/27 144A	525,000	517
PDC Energy, Inc.
5.750%, 5/15/26	1,525,000	1,388
6.125%, 9/15/24	575,000	535
Precision Drilling Corp.
5.250%, 11/15/24	225,000	150
7.125%, 1/15/26 144A	1,025,000	625
7.750%, 12/15/23	475,000	325
QEP Resources, Inc.
5.250%, 5/1/23	1,000,000	660
5.625%, 3/1/26	975,000	619
Range Resources Corp.
4.875%, 5/15/25	1,575,000	1,182
5.000%, 3/15/23	150,000	128
9.250%, 2/1/26 144A	500,000	449
SESI LLC
7.125%, 12/15/21	1,750,000	604
7.750%, 9/15/24	2,200,000	803
Shelf Drilling Holdings, Ltd.
8.250%, 2/15/25 144A	1,900,000	855
SM Energy Co.
5.625%, 6/1/25	1,000,000	530
6.625%, 1/15/27	250,000	122

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (95.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
6.750%, 9/15/26	1,300,000	654
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.500%, 8/15/22	2,500,000	1,650
5.750%, 4/15/25	2,275,000	1,274
Sunoco LP / Sunoco Finance Corp.
5.500%, 2/15/26	775,000	752
5.875%, 3/15/28	900,000	893
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 1/15/28	1,925,000	1,810
5.125%, 2/1/25	1,425,000	1,372
5.375%, 2/1/27	2,150,000	2,075
5.500%, 3/1/30 144A	2,250,000	2,173
5.875%, 4/15/26	1,350,000	1,336
6.500%, 7/15/27	300,000	301
TerraForm Power Operating LLC
4.250%, 1/31/23 144A	175,000	176
4.750%, 1/15/30 144A	1,725,000	1,751
5.000%, 1/31/28 144A	3,000,000	3,135
TransMontaigne Partners LP / TLP Finance Corp.
6.125%, 2/15/26	1,175,000	1,134
Ultra Resources, Inc.
7.125%, 4/15/25 144A j	1,325,000	3
USA Compression Finance Corp.
6.875%, 4/1/26	3,275,000	3,164
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	1,025,000	974
Western Gas Partners LP
4.500%, 3/1/28	800,000	752
5.300%, 3/1/48	3,500,000	2,839
5.450%, 4/1/44	325,000	271
5.500%, 8/15/48	400,000	324
Western Midstream Operating LP
4.000%, 7/1/22	850,000	847
4.650%, 7/1/26	175,000	168
Western Midstream Operating, LP
4.050%, 2/1/30	675,000	650
Whiting Petroleum Corp.
6.250%, 4/1/23 j	1,150,000	200
6.625%, 1/15/26 j	1,600,000	284
WPX Energy, Inc.
4.500%, 1/15/30	900,000	795
5.250%, 10/15/27	325,000	304
5.750%, 6/1/26	825,000	800
5.875%, 6/15/28	150,000	144

Total		104,719

Financial (6.8%)
Acrisure LLC / Acrisure Finance, Inc.
7.000%, 11/15/25 144A	300,000	287
8.125%, 2/15/24 144A	375,000	390
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.750%, 10/15/27 144A	3,125,000	3,114
AmWINS Group, Inc.
7.750%, 7/1/26 144A	3,950,000	4,147
Ardonagh Midco 2 PLC
11.500%, 1/15/27 144A	1,450,000	1,457

Corporate Bonds (95.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
AssuredPartners, Inc.
7.000%, 8/15/25 144A	3,250,000	3,250
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28 144A	950,000	990
GTCR AP Finance, Inc.
8.000%, 5/15/27 144A	1,550,000	1,596
HUB International, Ltd.
7.000%, 5/1/26 144A	9,775,000	9,775
KIRS Midco 3 PLC
8.625%, 7/15/23 144A	1,075,000	1,123
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.500%, 9/1/26	450,000	447
4.625%, 6/15/25 144A	400,000	392
5.625%, 5/1/24	475,000	494
5.750%, 2/1/27	300,000	307
National Financial Partners Corp.
6.875%, 7/15/25 144A	4,375,000	4,198
7.000%, 5/15/25 144A	275,000	289
8.000%, 7/15/25 144A	650,000	635
Navient Corp.
5.000%, 10/26/20	375,000	373
5.000%, 3/15/27	450,000	378
5.875%, 10/25/24	1,850,000	1,738
6.125%, 3/25/24	1,075,000	1,021
6.750%, 6/25/25	1,625,000	1,554
6.750%, 6/15/26	350,000	325
7.250%, 9/25/23	550,000	538
Quicken Loans, Inc.
5.250%, 1/15/28 144A	1,850,000	1,924
5.750%, 5/1/25 144A	4,975,000	5,086
Ryman Hospitality Properties, Inc.
4.750%, 10/15/27 144A	925,000	819
USIS Merger Sub, Inc.
6.875%, 5/1/25 144A	4,525,000	4,565
VICI Properties LP / VICI Note Co., Inc.
3.500%, 2/15/25 144A	125,000	118
3.750%, 2/15/27 144A	200,000	188
4.125%, 8/15/30 144A	125,000	119
4.250%, 12/1/26 144A	1,125,000	1,080
4.625%, 12/1/29 144A	775,000	756

Total		53,473

Industrial (12.6%)
ARD Finance SA
6.500%, 6/30/27 144A	4,200,000	4,155
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250%, 8/15/27 144A	2,375,000	2,331
6.000%, 2/15/25 144A	2,975,000	3,046
Berry Global Escrow Corp.
4.875%, 7/15/26 144A	1,950,000	1,979
5.625%, 7/15/27 144A	1,150,000	1,182
Berry Plastics Corp.
5.125%, 7/15/23	1,150,000	1,157
5.500%, 5/15/22	1,330,000	1,332
6.000%, 10/15/22	137,000	137
BWAY Holding Co.
5.500%, 4/15/24 144A	1,775,000	1,743
7.250%, 4/15/25 144A	5,500,000	4,987

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (95.4%)	Shares/ Par +	Value $ (000’s)
Industrial continued
CFX Escrow Corp.
6.000%, 2/15/24 144A	525,000	541
6.375%, 2/15/26 144A	450,000	470
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 2/1/26	1,175,000	1,197
Energizer Holdings, Inc.
4.750%, 6/15/28 144A	475,000	466
5.500%, 6/15/25 144A	225,000	229
6.375%, 7/15/26 144A	1,400,000	1,448
7.750%, 1/15/27 144A	600,000	640
Flex Acquisition Co., Inc.
6.875%, 1/15/25 144A	4,825,000	4,656
7.875%, 7/15/26 144A	4,175,000	4,050
Gates Global LLC / Gates Global Co.
6.250%, 1/15/26 144A	3,500,000	3,466
Graphic Packaging International LLC
3.500%, 3/15/28 144A	425,000	422
4.750%, 7/15/27 144A	650,000	686
Greif, Inc.
6.500%, 3/1/27 144A	450,000	458
Koppers, Inc.
6.000%, 2/15/25 144A	4,075,000	3,963
Masonite International Corp.
5.750%, 9/15/26 144A	700,000	721
Owens-Brockway Glass Container, Inc.
5.375%, 1/15/25 144A	2,075,000	2,096
5.875%, 8/15/23 144A	900,000	929
6.375%, 8/15/25 144A	1,250,000	1,322
6.625%, 5/13/27 144A	500,000	520
Park Aerospace Holdings, Ltd.
5.500%, 2/15/24 144A	2,500,000	2,287
Pisces Midco, Inc.
8.000%, 4/15/26 144A	3,000,000	3,022
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU
7.000%, 7/15/24 144A	2,575,000	2,582
Sealed Air Corp.
5.125%, 12/1/24 144A	1,950,000	2,082
Sensata Technologies BV
5.625%, 11/1/24 144A	950,000	1,007
Sensata Technologies, Inc.
4.375%, 2/15/30 144A	325,000	322
Standard Industries, Inc.
4.375%, 7/15/30 144A	550,000	544
4.750%, 1/15/28 144A	625,000	634
5.000%, 2/15/27 144A	3,375,000	3,417
6.000%, 10/15/25 144A	1,625,000	1,673
Stevens Holding Co., Inc.
6.125%, 10/1/26 144A	450,000	470
Tervita Escrow Corp.
7.625%, 12/1/21 144A	2,000,000	1,570
TransDigm UK Holdings PLC
6.875%, 5/15/26	625,000	581
TransDigm, Inc.
5.500%, 11/15/27	1,250,000	1,091
6.250%, 3/15/26 144A	2,250,000	2,249
6.375%, 6/15/26	1,850,000	1,688
6.500%, 7/15/24	4,875,000	4,691
6.500%, 5/15/25	300,000	280

Corporate Bonds (95.4%)	Shares/ Par +	Value $ (000’s)
Industrial continued
7.500%, 3/15/27	350,000	336
Trident Merger Sub, Inc.
6.625%, 11/1/25 144A	2,225,000	2,114
Trident TPI Holdings, Inc.
9.250%, 8/1/24 144A	1,450,000	1,486
Trivium Packaging Finance BV
5.500%, 8/15/26 144A	525,000	530
8.500%, 8/15/27 144A	2,525,000	2,699
TTM Technologies, Inc.
5.625%, 10/1/25 144A	1,800,000	1,785
Vertical Holdco GmbH
7.625%, 7/15/28 144A	275,000	275
Vertical U.S. Newco, Inc.
5.250%, 7/15/27 144A	1,575,000	1,575
Watco Cos LLC / Watco Finance Corp.
6.500%, 6/15/27 144A	1,300,000	1,332
WESCO Distribution, Inc.
5.375%, 12/15/21	2,905,000	2,908
5.375%, 6/15/24	1,750,000	1,742
7.125%, 6/15/25 144A	525,000	554
7.250%, 6/15/28 144A	1,075,000	1,134

Total		98,989

Other Holdings (–%)
General Motors Co. Escrow
7.200%, 1/15/49 *,Æ	610,000	–
8.375%, 7/15/49 *,Æ	4,865,000	–

Total		–

Technology (6.0%)
AMG AG
7.000%, 7/31/25 144A	1,425,000	1,411
Banff Merger Sub, Inc.
9.750%, 9/1/26 144A	775,000	780
CDW LLC / CDW Finance Corp.
4.250%, 4/1/28	300,000	306
5.000%, 9/1/25	350,000	360
5.500%, 12/1/24	1,375,000	1,495
Diamond 1 Finance Corp. / Diamond 2
Finance Corp.
5.875%, 6/15/21 144A	298,000	298
7.125%, 6/15/24 144A	4,625,000	4,791
Entegris, Inc.
4.625%, 2/10/26 144A	850,000	863
Fair Isaac Corp.
4.000%, 6/15/28 144A	325,000	326
IMS Health, Inc.
5.000%, 10/15/26 144A	2,250,000	2,315
Inception Merger Sub, Inc. / Rackspace Hosting, Inc.
8.625%, 11/15/24 144A	4,100,000	4,174
IQVIA, Inc.
5.000%, 5/15/27 144A	750,000	767
JDA Escrow LLC / JDA Bond Finance, Inc.
7.375%, 10/15/24 144A	3,300,000	3,292
Microchip Technology, Inc.
4.250%, 9/1/25 144A	1,225,000	1,235
NCR Corp.
5.750%, 9/1/27 144A	1,025,000	1,025
6.375%, 12/15/23	520,000	528
8.125%, 4/15/25 144A	325,000	344

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (95.4%)	Shares/ Par +	Value $ (000’s)
Technology continued
Nuance Communications, Inc.
5.625%, 12/15/26	1,050,000	1,092
Open Text Corp.
3.875%, 2/15/28 144A	800,000	770
4.125%, 2/15/30 144A	800,000	786
PTC, Inc.
4.000%, 2/15/28 144A	500,000	496
Qorvo, Inc.
4.375%, 10/15/29 144A	1,350,000	1,383
5.500%, 7/15/26	250,000	260
Science Applications International Corp.
4.875%, 4/1/28 144A	100,000	100
Sensata Technologies UK Financing Co. PLC
6.250%, 2/15/26 144A	500,000	519
Sophia LP / Sophia Finance, Inc.
9.000%, 9/30/23 144A	1,250,000	1,262
SS&C Technologies, Inc.
5.500%, 9/30/27 144A	3,600,000	3,666
Star Merger Sub, Inc.
6.875%, 8/15/26 144A	975,000	1,033
10.250%, 2/15/27 144A	4,425,000	4,912
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
6.750%, 6/1/25 144A	6,075,000	6,151
Western Digital Corp.
4.750%, 2/15/26	350,000	362

Total		47,102

Utilities (2.4%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, 5/20/25	350,000	361
5.625%, 5/20/24	425,000	441
5.750%, 5/20/27	550,000	582
5.875%, 8/20/26	2,350,000	2,479
Calpine Corp.
4.500%, 2/15/28 144A	1,575,000	1,544
5.125%, 3/15/28 144A	825,000	806
5.250%, 6/1/26 144A	900,000	909
5.750%, 1/15/25	2,800,000	2,827
DPL, Inc.
4.125%, 7/1/25 144A	400,000	400
NRG Energy, Inc.
5.250%, 6/15/29 144A	775,000	816
5.750%, 1/15/28	225,000	237
6.625%, 1/15/27	2,050,000	2,142
7.250%, 5/15/26	1,525,000	1,609
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	1,118

Corporate Bonds (95.4%)	Shares/ Par +	Value $ (000’s)
Utilities continued
5.500%, 9/1/26 144A	900,000	921
5.625%, 2/15/27 144A	1,925,000	1,977

Total		19,169

Total Corporate Bonds (Cost: $791,234)		751,559

Convertible Corporate Bonds (0.1%)
Energy (0.1%)
Cheniere Energy, Inc.
4.875%, 5/28/21 144A Þ	925,000	934

Total		934

Total Convertible Corporate Bonds (Cost: $925)		934

Bank Loan Obligations (0.1%)
Consumer, Non-cyclical (0.1%)
Envision Healthcare Corp., 5.491%, (ICE LIBOR USD 3 Month plus 4.500%), 10/10/25	1,705,000	938

Total Bank Loan Obligations (Cost: $2,950)		938

Short-Term Investments (3.8%)
Money Market Funds (3.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%#	30,248,983	30,249

Total		30,249

Total Short-Term Investments (Cost: $30,249)		30,249

Total Investments (99.5%) (Cost: $826,540)@		784,151

Other Assets, Less Liabilities (0.5%)		3,643

Net Assets (100.0%)		787,794

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the value of these securities (in thousands) was $523,637 representing 66.4% of the net assets.

j	Defaulted Security
Æ	Security valued using significant unobservable inputs.
Þ	PIK - Payment In Kind. PIK rate of Cheniere Energy, Inc. 4.875%.
#	7-Day yield as of 6/30/2020.

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $826,540 and the net unrealized depreciation of investments based on that cost was $42,389 which is comprised of $16,163 aggregate gross unrealized appreciation and $58,552 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$938	$—
Common Stocks	471	—	—
Convertible Corporate Bonds	—	934	—
Corporate Bonds	—	751,559	—
Short-Term Investments	30,249	—	—

Total Assets:	$30,720	$753,431	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio (unaudited)

     Sector Allocation 6/30/20

Sector	% of Net Assets

Corporate Bonds	55.7%

Governments	23.0%

Structured Products	15.8%

Bank Loan Obligations	3.2%

Short-Term Investments & Other Net Assets	1.2%

Municipal Bonds	1.0%

Convertible Corporate Bonds	0.1%

  Sector Allocation is subject to change.

Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may invest a portion of its assets in fixed- and floating-rate loans, including senior loans, through loan participations and assignments. Investing in loans may expose the Portfolio to additional risks, including credit risk, interest rate risk, liquidity risk, call risk, settlement risk, and risks associated with being a lender.

The Portfolio may also invest in municipal securities, which may be more sensitive to certain adverse conditions than other fixed income securities, may be or become illiquid, and may have yields which move differently and adversely compared to the yields of the overall debt securities markets.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objectives. Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect performance.

Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Corporate Bonds (55.7%)	Shares/ Par +	Value $ (000’s)
Basic Materials (2.5%)
ALROSA Finance SA
3.100%, 6/25/27 144A	8,500,000	8,479
4.650%, 4/9/24 144A	500,000	533
Arconic Rolled Products Corp.
6.125%, 2/15/28 144A	100,000	100
Georgia-Pacific LLC
8.875%, 5/15/31	200,000	320
INEOS Finance PLC
2.875%, 5/1/26 144A EUR ¥	2,700,000	2,889
INEOS Styrolution Group GmbH
2.250%, 1/16/27 144A EUR ¥	200,000	205
MMK International Capital DAC
4.375%, 6/13/24 144A	1,400,000	1,487
Sappi Papier Holding GmbH
3.125%, 4/15/26 EUR §,¥	300,000	286
Sasol Financing USA LLC
5.875%, 3/27/24	500,000	445
Syngenta Finance NV
4.441%, 4/24/23 144A	200,000	210
4.892%, 4/24/25 144A	5,900,000	6,203
5.182%, 4/24/28 144A	2,800,000	2,986
Teck Resources, Ltd.
3.900%, 7/15/30 144A	300,000	299

Total		24,442

Communications (6.4%)
Altice Financing SA
5.000%, 1/15/28 144A	200,000	199
7.500%, 5/15/26 144A	5,171,000	5,429
Altice France Holding SA
8.000%, 5/15/27 EUR §,¥	1,000,000	1,184
Altice France SA
8.125%, 2/1/27 144A	3,200,000	3,504
AT&T, Inc.
3.400%, 5/15/25	400,000	440
4.125%, 2/17/26	500,000	570
4.900%, 8/15/37	200,000	240
5.300%, 8/15/58 b	6,200,000	8,065
Baidu, Inc.
3.875%, 9/29/23	200,000	213
CenturyLink, Inc.
4.000%, 2/15/27 144A	100,000	97
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.200%, 3/15/28	1,700,000	1,906
4.464%, 7/23/22	2,400,000	2,559
4.800%, 3/1/50	200,000	227
5.125%, 7/1/49 b	3,300,000	3,810
5.375%, 4/1/38	100,000	122
CommScope Technologies LLC
5.000%, 3/15/27 144A	100,000	90
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/1/26 144A	1,800,000	1,701
Deutsche Telekom International Finance
8.750%, 6/15/30	700,000	1,090

Corporate Bonds (55.7%)	Shares/ Par +	Value $ (000’s)
Communications continued
DISH DBS Corp.
6.750%, 6/1/21	3,200,000	3,260
Dolya Holdco 18 Designated Activity Co.
5.000%, 7/15/28 144A	2,100,000	2,073
Intelsat Jackson Holdings SA
5.500%, 8/1/23 j	700,000	399
8.500%, 10/15/24 144A j	200,000	120
9.750%, 7/15/25 144A j	100,000	61
Koninklijke KPN NV
5.750%, 9/17/29 GBP §,¥	750,000	1,167
Qwest Corp.
7.250%, 9/15/25	500,000	567
RCS & RDS SA
3.250%, 2/5/28 144A EUR ¥	100,000	105
SFR Group SA
7.375%, 5/1/26 144A	7,600,000	7,934
Sprint Communications, Inc.
11.500%, 11/15/21	400,000	443
Sprint Corp.
7.125%, 6/15/24	100,000	113
7.250%, 9/15/21	700,000	734
7.875%, 9/15/23	500,000	563
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
5.152%, 3/20/28 144A	1,300,000	1,495
Telecom Italia Capital SA
6.000%, 9/30/34	400,000	435
Tencent Holdings, Ltd.
1.810%, 1/26/26 144A	1,400,000	1,416
Time Warner Cable LLC
5.875%, 11/15/40	300,000	369
6.750%, 6/15/39	200,000	266
T-Mobile USA, Inc.
3.875%, 4/15/30 144A	100,000	111
UPCB Finance IV, Ltd.
4.000%, 1/15/27 EUR §,¥	315,000	356
Verizon Communications, Inc.
4.522%, 9/15/48	100,000	132
4.672%, 3/15/55	1,119,000	1,520
5.012%, 4/15/49 b	2,449,000	3,414
5.250%, 3/16/37	200,000	271
Virgin Media Secured Finance PLC
4.500%, 8/15/30 144A	3,900,000	3,902
5.000%, 4/15/27 144A GBP ¥	500,000	643

Total		63,315

Consumer, Cyclical (5.3%)
Adient Global Holdings, Ltd.
3.500%, 8/15/24 EUR §,¥	100,000	99
Alaska Airlines Pass Through Trust, Series 2020-1, Class A
4.800%, 2/15/29 144A	200,000	202
American Airlines Pass Through Trust, Series 2011-1, Class A
5.250%, 7/31/22	65,092	57

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (55.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
BMW Finance NV
2.250%, 8/12/22 144A	400,000	413
Colt Merger Sub, Inc.
5.750%, 7/1/25 144A	400,000	402
Continental Airlines Pass Through Trust, Series 2010-1, Class A
4.750%, 7/12/22	40,763	40
Daimler Finance North America LLC
2.000%, 7/6/21 144A	200,000	202
2.200%, 10/30/21 144A	200,000	203
3.875%, 9/15/21 144A	600,000	618
FCE Bank PLC
0.221%, (Euribor 3 Month ACT/360 plus 0.500%), 8/26/20 EUR §,¥	100,000	111
0.869%, 9/13/21 EUR §,¥	400,000	433
1.875%, 6/24/21 EUR §,¥	100,000	110
Ford Motor Credit Co. LLC
0.050%, (Euribor 3 Month ACT/360 plus 0.370%), 12/1/21 EUR ¥	1,200,000	1,263
0.068%, (Euribor 3 Month ACT/360 plus 0.420%), 12/7/22 EUR ¥	400,000	407
0.185%, (Euribor 3 Month ACT/360 plus 0.430%), 5/14/21 EUR ¥	200,000	216
1.627%, (ICE LIBOR USD 3 Month plus 1.235%), 2/15/23	200,000	177
2.191%, (ICE LIBOR USD 3 Month plus 0.880%), 10/12/21	200,000	190
3.021%, 3/6/24 EUR ¥	900,000	966
3.096%, 5/4/23	500,000	474
3.350%, 11/1/22	1,400,000	1,341
4.063%, 11/1/24	3,200,000	3,051
4.527%, (ICE LIBOR USD 3 Month plus 3.140%), 1/7/22	200,000	192
5.584%, 3/18/24	600,000	606
5.596%, 1/7/22	1,500,000	1,511
General Motors Financial Co., Inc.
2.900%, 2/26/25	600,000	598
3.450%, 4/10/22	300,000	306
5.100%, 1/17/24	1,200,000	1,283
IHO Verwaltungs GmbH
3.625%, 5/15/25 EUR §,¥	800,000	893
3.750%, 9/15/26 EUR §,¥	4,600,000	5,039
Jaguar Land Rover Automotive PLC
3.875%, 3/1/23 GBP §,¥	100,000	108
5.875%, 11/15/24 EUR §,¥	2,300,000	2,224
6.875%, 11/15/26 EUR ¥	3,200,000	3,052
John Lewis PLC
4.250%, 12/18/34 GBP §,¥	700,000	724
Las Vegas Sands Corp.
3.500%, 8/18/26	100,000	100
3.900%, 8/8/29	100,000	98
Marks & Spencer PLC
3.000%, 12/8/23 GBP §,¥	300,000	372
4.750%, 6/12/25 GBP §,¥	900,000	1,192
Marriott Ownership Resorts, Inc.
6.500%, 9/15/26	150,000	151
Melco Resorts Finance, Ltd.
4.875%, 6/6/25 144A	400,000	402
5.375%, 12/4/29 144A	300,000	298

Corporate Bonds (55.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
MGM Resorts International
7.750%, 3/15/22	300,000	305
Mitchells & Butlers Finance PLC
0.643%, (ICE LIBOR GBP 3 Month plus 0.450%), 12/15/30 GBP §,¥	1,244,100	1,341
0.763%, (ICE LIBOR USD 3 Month plus 0.450%), 12/15/30 §	226,200	199
6.469%, 9/15/32 GBP §,¥	200,000	273
Nissan Motor Acceptance Corp.
3.875%, 9/21/23 144A	600,000	601
QVC, Inc.
4.375%, 3/15/23	1,075,000	1,075
Sands China, Ltd.
4.600%, 8/8/23	300,000	316
5.400%, 8/8/28 b	3,200,000	3,532
Toll Brothers Finance Corp.
4.350%, 2/15/28	100,000	104
4.875%, 3/15/27	1,200,000	1,289
Travis Perkins PLC
4.375%, 9/15/21 GBP §,¥	200,000	243
4.500%, 9/7/23 GBP §,¥	1,900,000	2,329
US Airways Pass-Through Trust, Series 2012-1, Class A
5.900%, 4/1/26	826,990	761
Volkswagen Bank GmbH
1.250%, 6/10/24 EUR §,¥	800,000	898
Volkswagen Financial Services Aktiengesellschaft
0.875%, 4/12/23 EUR ¥	200,000	223
Volkswagen Group of America Finance LLC
4.000%, 11/12/21 144A	2,500,000	2,603
Volkswagen Leasing GmbH
2.625%, 1/15/24 EUR §,¥	1,800,000	2,121
Wynn Macau, Ltd.
5.125%, 12/15/29 144A	1,100,000	1,067
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/1/29 144A	800,000	715
ZF North America Capital, Inc.
4.500%, 4/29/22 144A	436,000	448
4.750%, 4/29/25 144A	2,232,000	2,232

Total		52,799

Consumer, Non-cyclical (2.9%)
AA Bond Co., Ltd.
2.750%, 7/31/43 GBP §,¥	100,000	116
2.875%, 7/31/43 GBP §,¥	2,900,000	3,482
4.248%, 7/31/43 GBP §,¥	800,000	989
4.875%, 7/31/43 GBP §,¥	200,000	241
AbbVie, Inc.
1.500%, 11/15/23 144A EUR ¥	400,000	463
Adani Ports & Special Economic Zone Ltd.
4.000%, 7/30/27 §	300,000	288
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
4.875%, 2/15/30 144A	200,000	205
Amgen, Inc.
4.663%, 6/15/51	1,041,000	1,381
Bacardi, Ltd.
4.700%, 5/15/28 144A	2,900,000	3,279

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (55.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
BAT Capital Corp.
3.222%, 8/15/24	100,000	107
3.557%, 8/15/27	500,000	541
Centene Corp.
4.250%, 12/15/27	200,000	206
4.625%, 12/15/29	500,000	529
4.750%, 1/15/25	200,000	205
Constellation Brands, Inc.
3.700%, 12/6/26	200,000	223
CVS Pass-Through Trust
4.704%, 1/10/36 144A	402,838	431
5.926%, 1/10/34 144A	682,590	763
7.507%, 1/10/32 144A	70,217	88
DaVita HealthCare Partners, Inc.
4.625%, 6/1/30 144A	1,400,000	1,392
Hamilton College
4.750%, 7/1/13	100,000	121
HCA, Inc.
4.500%, 2/15/27	100,000	112
4.750%, 5/1/23	2,655,000	2,881
5.875%, 2/1/29	100,000	113
Imperial Brands Finance PLC
3.500%, 7/26/26 144A	200,000	214
Kraft Heinz Foods Co.
3.950%, 7/15/25	63,000	67
Pacific Gas & Electric Co.
3.150%, 6/15/30	200,000	202
RAC Bond Co. PLC
4.870%, 5/6/46 GBP §,¥	500,000	614
Sysco Corp.
5.650%, 4/1/25	1,100,000	1,287
Takeda Pharmaceutical Co., Ltd.
2.050%, 3/31/30	600,000	594
Teva Pharmaceutical Finance Co. BV
3.650%, 11/10/21	2,600,000	2,582
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	700,000	699
Teva Pharmaceutical Finance Netherlands II BV
1.125%, 10/15/24 EUR §,¥	600,000	590
1.250%, 3/31/23 EUR §,¥	720,000	750
3.250%, 4/15/22 EUR ¥	800,000	894
6.000%, 1/31/25 144A EUR ¥	1,500,000	1,778

Total		28,427

Diversified (0.1%)
Co-operative Group Holdings 2011, Ltd.
6.875%, 7/8/20 GBP §,¥	600,000	741
Stena International SA
6.125%, 2/1/25 144A	400,000	382

Total		1,123

Energy (10.5%)
Aker BP ASA
4.750%, 6/15/24 144A	1,000,000	1,007
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	100,000	110
CNOOC Finance 2013, Ltd.
3.000%, 5/9/23	1,300,000	1,356
Constellation Oil Services Holding SA
10.000%, 11/9/24 144A	241,190	60

Corporate Bonds (55.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
Continental Resources, Inc.
4.375%, 1/15/28	1,400,000	1,232
Dolphin Energy, Ltd.
5.500%, 12/15/21 144A	1,000,000	1,045
El Paso Natural Gas Co. LLC
8.375%, 6/15/32	200,000	267
Enable Midstream Partners LP
4.950%, 5/15/28	1,200,000	1,113
Energy Transfer Operating LP
2.900%, 5/15/25	100,000	102
3.750%, 5/15/30	200,000	198
4.650%, 6/1/21	200,000	204
5.000%, 5/15/50	200,000	189
5.250%, 4/15/29	100,000	109
7.500%, 7/1/38	1,700,000	1,999
Energy Transfer Partners LP
3.600%, 2/1/23	100,000	103
EQT Corp.
6.125%, 2/1/25 b	5,500,000	5,481
Gazprom Neft OAO Via GPN Capital SA
6.000%, 11/27/23 §	3,000,000	3,330
Greenko Solar Mauritius Ltd.
5.550%, 1/29/25 144A	1,000,000	985
Harvest Operations Corp.
2.330%, 4/14/21 144A	2,970,000	3,007
Kinder Morgan Energy Partners LP
6.550%, 9/15/40	2,382,000	3,002
Kinder Morgan, Inc.
7.750%, 1/15/32	1,216,000	1,699
MPLX LP
4.250%, 12/1/27	100,000	108
Newfield Exploration Co.
5.625%, 7/1/24	2,100,000	1,995
NGPL PipeCo LLC
7.768%, 12/15/37 144A	3,900,000	4,759
Noble Holding International, Ltd.
7.875%, 2/1/26 144A	400,000	104
Novatek OAO via Novatek Finance, Ltd.
6.604%, 2/3/21 §	200,000	206
NuStar Logistics LP
5.625%, 4/28/27	1,400,000	1,353
6.000%, 6/1/26	200,000	196
Occidental Petroleum Corp.
1.398%, (ICE LIBOR USD 3 Month plus 0.950%), 2/8/21	100,000	99
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 12/1/21 §	283,356	241
7.350%, 12/1/26 §,Þ	1,563,961	454
Odebrecht Oil & Gas Finance, Ltd.
0.000%, 2/9/18 §	782,000	1
Patterson-UTI Energy, Inc.
5.150%, 11/15/29	600,000	455
Pertamina Persero PT
6.500%, 11/7/48 144A	3,800,000	4,966
Petrobras Global Finance BV
5.375%, 10/1/29 GBP ¥	1,800,000	2,212
6.625%, 1/16/34 GBP ¥	300,000	378
6.900%, 3/19/49	300,000	316
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,500,000	156

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (55.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
5.500%, 4/12/37 §,j	4,300,000	103
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,¥	1,100,000	970
3.750%, 2/21/24 EUR §,¥	400,000	413
4.750%, 2/26/29 EUR §,¥	7,300,000	6,880
4.875%, 2/21/28 EUR §,¥	600,000	583
5.625%, 1/23/46	378,000	268
5.950%, 1/28/31 144A	100,000	83
6.490%, 1/23/27 144A	700,000	639
6.500%, 3/13/27	3,200,000	2,888
6.625%, 6/15/35	1,600,000	1,302
6.625%, 6/15/38	2,000,000	1,556
6.750%, 9/21/47	1,600,000	1,230
6.840%, 1/23/30 144A	1,500,000	1,315
6.840%, 1/23/30 §	100,000	88
7.690%, 1/23/50 144A	1,880,000	1,558
Petronas Capital Ltd
7.875%, 5/22/22 §	800,000	896
Plains All American Pipeline LP / PAA Finance Corp.
4.300%, 1/31/43	300,000	261
4.900%, 2/15/45	2,500,000	2,312
5.150%, 6/1/42	1,300,000	1,258
6.650%, 1/15/37	277,000	301
QEP Resources, Inc.
5.625%, 3/1/26	700,000	444
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.838%, 9/30/27 144A	2,300,000	2,668
Regency Energy Partners LP / Regency Energy Finance Corp.
4.500%, 11/1/23	300,000	322
5.000%, 10/1/22	1,100,000	1,171
5.875%, 3/1/22	800,000	845
Reliance Holdings USA, Inc.
4.500%, 10/19/20 §	300,000	302
Rio Oil Finance Trust, Series 2014-1
9.250%, 7/6/24 144A	1,282,109	1,308
9.250%, 7/6/24 §	1,121,845	1,144
Rio Oil Finance Trust, Series 2014-3
9.750%, 1/6/27 §	428,054	442
Sabine Pass Liquefaction LLC
4.500%, 5/15/30 144A	700,000	773
5.625%, 3/1/25 b	4,900,000	5,600
5.750%, 5/15/24	800,000	901
5.875%, 6/30/26	400,000	470
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	100,000	98
Tallgrass Energy Partners LP
5.500%, 1/15/28 144A	8,400,000	7,266
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 3/1/30 144A	1,200,000	1,159
Transocean Guardian, Ltd.
5.875%, 1/15/24 144A	4,926,500	4,285
Transocean Poseidon, Ltd.
6.875%, 2/1/27 144A	200,000	170
Transocean, Inc.
8.000%, 2/1/27 144A	100,000	55
Valaris PLC
5.750%, 10/1/44	200,000	15

Corporate Bonds (55.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
8.000%, 1/31/24	80,000	6
Western Midstream Operating, LP
3.100%, 2/1/25	1,200,000	1,135
5.250%, 2/1/50	1,900,000	1,646
Williams Partners LP
3.600%, 3/15/22	2,500,000	2,598

Total		104,324

Financial (24.8%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.650%, 7/21/27	500,000	442
4.450%, 12/16/21	150,000	151
4.450%, 4/3/26	900,000	853
4.875%, 1/16/24	1,200,000	1,192
5.000%, 10/1/21 b	3,450,000	3,489
Aircastle, Ltd.
4.250%, 6/15/26	300,000	275
Ally Financial, Inc.
3.050%, 6/5/23	400,000	406
4.250%, 4/15/21	246,000	250
8.000%, 11/1/31	1,371,000	1,769
Avolon Holdings Funding, Ltd.
5.125%, 10/1/23 144A	500,000	462
5.500%, 1/15/23 144A	800,000	753
Banca Monte dei Paschi di Siena SpA
5.375%, 1/18/28 EUR §,¥	5,300,000	5,311
Banco Bradesco SA
2.850%, 1/27/23 144A	600,000	593
Banco BTG Pactual SA
4.500%, 1/10/25 144A	500,000	490
Banco do Brasil SA
4.625%, 1/15/25 144A	1,100,000	1,139
Banco Votorantim SA
4.500%, 9/24/24 §	200,000	200
Bank of America Corp.
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	973,000	1,084
5.875%, (ICE LIBOR USD 3 Month plus 2.931%), 12/31/99 b	4,500,000	4,597
Barclays Bank PLC
7.625%, 11/21/22	2,000,000	2,178
Barclays PLC
2.375%, (GBP Swap Semi-Annual 1 Year plus 1.320%), 10/6/23 GBP §,¥	200,000	251
3.250%, 2/12/27 GBP §,¥	1,500,000	1,972
3.650%, 3/16/25	3,100,000	3,361
4.610%, (ICE LIBOR USD 3 Month plus 1.400%), 2/15/23	3,100,000	3,264
8.000%, (Euro Swap Annual 5 Year plus 6.750%), 12/15/49 EUR ¥	1,300,000	1,462
BNP Paribas SA
2.219%, (US SOFR plus 2.074%), 6/9/26 144A	200,000	204
4.705%, (ICE LIBOR USD 3 Month plus 2.235%), 1/10/25 144A	6,400,000	7,084
BPCE SA
2.375%, 1/14/25 144A	200,000	207
Cantor Fitzgerald LP
4.875%, 5/1/24 144A	100,000	108
6.500%, 6/17/22 144A	200,000	212

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (55.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
China Evergrande Group
8.250%, 3/23/22 §	3,100,000	2,867
Chubb INA Holdings, Inc.
0.875%, 6/15/27 EUR ¥	200,000	226
CIT Group, Inc.
5.000%, 8/15/22	272,000	278
5.000%, 8/1/23	100,000	102
Citigroup, Inc.
3.400%, 5/1/26	600,000	665
Cooperatieve Rabobank UA
6.625%, (Euro Swap Annual 5 Year plus 6.697%), 12/29/49 EUR §,¥	2,600,000	2,998
Country Garden Holdings Co., Ltd.
6.500%, 4/8/24 §	600,000	638
CPI Property Group SA
1.625%, 4/23/27 EUR §,¥	400,000	426
2.125%, 10/4/24 EUR §,¥	400,000	450
4.750%, 3/8/23 §	1,300,000	1,369
Credit Agricole Assurances SA
4.250%, (Euro Swap Annual 5 Year plus 4.500%), 12/31/49 EUR §,¥	2,000,000	2,410
Credit Agricole SA
1.907%, 6/16/26 144A	500,000	507
Credit Suisse AG
6.500%, 8/8/23 144A	7,400,000	8,068
6.500%, 8/8/23 §	1,700,000	1,853
Deutsche Annington Finance BV
5.000%, 10/2/23 144A	300,000	322
Deutsche Bank AG
0.148%, (Euribor 3 Month ACT/360 plus 0.500%), 12/7/20 EUR §,¥	700,000	784
1.599%, (ICE LIBOR USD 3 Month plus 1.230%), 2/27/23	2,200,000	2,115
3.150%, 1/22/21	400,000	402
3.375%, 5/12/21	2,000,000	2,020
3.961%, (US SOFR plus 2.581%), 11/26/25	1,000,000	1,049
4.250%, 2/4/21	900,000	910
4.250%, 10/14/21 b	4,500,000	4,618
5.000%, 2/14/22 b	6,000,000	6,263
5.882%, (US SOFR plus 5.438%), 7/8/31	400,000	398
The Doctors Co.
6.500%, 10/15/23 144A	300,000	326
Emerald Bay SA
0.000%, 10/15/20 144A EUR ¥	3,796,000	4,154
EPR Properties
3.750%, 8/15/29 b	100,000	87
Equinix, Inc.
2.875%, 3/15/24 EUR §,¥	1,200,000	1,370
Fairfax Financial Holdings, Ltd.
2.750%, 3/29/28 144A EUR ¥	500,000	578
2.750%, 3/29/28 EUR ¥	100,000	116
Fairstone Financial, Inc.
7.875%, 7/15/24 144A	100,000	98
Fidelity National Financial, Inc.
3.400%, 6/15/30	200,000	208
Freedom Mortgage Corp.
8.125%, 11/15/24 144A	3,690,000	3,579
8.250%, 4/15/25 144A	1,000,000	990
10.750%, 4/1/24 144A	900,000	927

Corporate Bonds (55.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
GE Capital International Funding Co.
Unlimited Co.
4.418%, 11/15/35	500,000	508
Globalworth Real Estate Investments, Ltd.
3.000%, 3/29/25 EUR §,¥	2,000,000	2,253
GLP Capital LP / GLP Financing II, Inc.
3.350%, 9/1/24	100,000	100
5.750%, 6/1/28	400,000	441
The Goldman Sachs Group, Inc.
0.222%, 9/26/23 EUR §,¥	300,000	332
0.307%, 4/21/23 EUR §,¥	900,000	997
1.513%, (ICE LIBOR USD 3 Month plus 1.200%), 9/15/20	200,000	200
2.130%, (ICE LIBOR USD 3 Month plus 1.770%), 2/25/21	200,000	202
3.750%, 5/22/25	2,700,000	2,992
3.850%, 7/8/24	1,000,000	1,103
4.000%, 3/3/24	400,000	442
5.750%, 1/24/22	400,000	432
Growthpoint Properties International Pty, Ltd.
5.872%, 5/2/23 144A	300,000	294
Guardian Life Global Funding
1.100%, 6/23/25 144A	100,000	100
Hammerson PLC
1.750%, 3/15/23 EUR §,¥	400,000	382
HBOS PLC
5.374%, 6/30/21 EUR ¥	600,000	687
Hospitality Properties Trust
4.350%, 10/1/24	200,000	180
4.750%, 10/1/26 b	4,900,000	4,335
The Howard Hughes Corp.
5.375%, 3/15/25 144A	300,000	279
HSBC Holdings PLC
2.099%, (US SOFR plus 1.929%), 6/4/26 b	200,000	202
3.600%, 5/25/23 b	2,100,000	2,255
3.900%, 5/25/26 b	2,600,000	2,887
4.300%, 3/8/26 b	3,000,000	3,386
ING Groep NV
5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 4.342%), 12/31/99	1,800,000	1,787
6.750%, (5 Year ICE Swap Rate plus 4.204%), 12/31/99 §	900,000	920
International Lease Finance Corp.
5.875%, 8/15/22	400,000	421
8.250%, 12/15/20	2,100,000	2,149
8.625%, 1/15/22	400,000	430
Intesa Sanpaolo SpA
3.250%, 9/23/24 144A	300,000	307
4.000%, 9/23/29 144A	200,000	211
5.017%, 6/26/24 144A	2,700,000	2,767
6.500%, 2/24/21 144A	4,100,000	4,215
Itau Unibanco Holding SA
2.900%, 1/24/23 144A	200,000	198
Jefferies Finance LLC / JFIN Co-Issuer Corp.
6.250%, 6/3/26 144A	1,400,000	1,306
7.250%, 8/15/24 144A	1,600,000	1,408
JPMorgan Chase & Co.
1.933%, (ICE LIBOR USD 3 Month plus 0.890%), 7/23/24	700,000	701

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (55.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
Kennedy Wilson Europe Real Estate PLC
3.950%, 6/30/22 GBP §,¥	2,700,000	3,243
LeasePlan Corp NV
2.875%, 10/24/24 144A	300,000	308
Liberty Mutual Finance Europe DAC
1.750%, 3/27/24 EUR §,¥	100,000	117
Lloyds Banking Group PLC
2.250%, 10/16/24 GBP §,¥	2,000,000	2,554
4.450%, 5/8/25 b	3,500,000	3,969
Logicor Financing SARL
3.250%, 11/13/28 EUR §,¥	600,000	734
Macquarie Group, Ltd.
6.250%, 1/14/21 144A	300,000	309
Marsh & McLennan Cos., Inc.
1.349%, 9/21/26 EUR ¥	100,000	117
Mitsubishi UFJ Financial Group, Inc.
3.407%, 3/7/24	700,000	756
Morgan Stanley
4.000%, 7/23/25 b	3,600,000	4,082
Nationwide Building Society
4.363%, (ICE LIBOR USD 3 Month plus 1.392%), 8/1/24 144A	4,500,000	4,868
Navient Corp.
6.625%, 7/26/21	1,300,000	1,274
7.250%, 1/25/22	400,000	401
NN Group NV
1.625%, 6/1/27 EUR §,¥	100,000	119
4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 7/15/49 EUR §,¥	2,600,000	3,177
OMEGA Healthcare Investors, Inc.
4.500%, 1/15/25	100,000	103
4.950%, 4/1/24	100,000	105
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
6.375%, 12/15/22 144A	200,000	184
Pacific Life Global Funding II
1.200%, 6/24/25 144A	200,000	201
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	3,900,000	3,558
5.250%, 8/15/22 144A	650,000	610
5.500%, 2/15/24 144A	400,000	366
Principal Life Global Funding II
1.250%, 6/23/25 144A	100,000	100
Quicken Loans, Inc.
5.250%, 1/15/28 144A	1,450,000	1,508
Royal Bank of Scotland Group PLC
2.000%, (Euribor 3 Month ACT/360 plus 2.039%), 3/8/23 EUR §,¥	1,600,000	1,827
2.500%, 3/22/23 EUR §,¥	100,000	117
4.519%, (ICE LIBOR USD 3 Month plus 1.550%), 6/25/24	200,000	217
4.800%, 4/5/26	2,800,000	3,240
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29 b	3,700,000	4,361
6.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 5.625%), 12/31/99	500,000	507
7.500%, (USD Swap Semi-Annual 5 Year plus 5.800%), 12/29/49	2,600,000	2,609
8.625%, (USD 5 Year Swap Rate plus 7.598%), 12/29/49	2,100,000	2,183

Corporate Bonds (55.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
Santander UK Group Holdings PLC
3.125%, 1/8/21	2,100,000	2,126
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28 b	4,000,000	4,408
6.750%, (GBP Swap Semi-Annual 5 Year plus 5.792%), 12/31/99 GBP §,¥	1,390,000	1,750
Santander UK PLC
2.100%, 1/13/23	1,000,000	1,032
Sberbank of Russia Via SB Capital SA
6.125%, 2/7/22 §	1,700,000	1,806
Springleaf Finance Corp.
6.125%, 3/15/24	500,000	508
6.875%, 3/15/25	1,900,000	1,949
7.125%, 3/15/26	1,700,000	1,759
7.750%, 10/1/21	100,000	104
Sunac China Holdings, Ltd.
7.350%, 7/19/21 §	200,000	203
8.350%, 4/19/23 §	1,600,000	1,646
8.375%, 1/15/21 §	2,400,000	2,439
8.625%, 7/27/20 §	600,000	602
Synovus Bank
2.289%, (US SOFR plus 0.945%), 2/10/23	250,000	253
Tesco Property Finance 3 PLC
5.744%, 4/13/40 GBP §,¥	96,378	160
Tesco Property Finance 6 PLC
5.411%, 7/13/44 GBP §,¥	2,654,825	4,322
TP ICAP PLC
5.250%, 1/26/24 GBP §,¥	3,700,000	4,918
TrustCo Bank Corp.
6.390%, 1/15/50 144A	200,000	210
UBS AG
7.625%, 8/17/22 b	4,400,000	4,907
UBS Group Funding AG
4.125%, 9/24/25 144A	700,000	793
UniCredit SpA
3.750%, 4/12/22 144A	200,000	205
5.211%, (ICE LIBOR USD 3 Month plus 3.900%), 1/14/22 144A	1,550,000	1,565
6.572%, 1/14/22 144A	700,000	740
7.830%, 12/4/23 144A	5,650,000	6,511
The Unique Pub Finance Co. PLC
5.659%, 6/30/27 GBP §,¥	416,418	524
7.395%, 3/28/24 GBP §,¥	400,000	514
Virgin Money UK PLC
3.125%, 6/22/25 GBP §,¥	100,000	121
3.375%, 4/24/26 GBP §,¥	100,000	122
4.000%, 9/25/26 GBP §,¥	500,000	628
4.000%, 9/3/27 GBP §,¥	200,000	250
VIVAT NV
2.375%, 5/17/24 EUR §,¥	700,000	812
7.000%, 12/31/99 EUR §,¥	200,000	228
Wells Fargo & Co.
1.654%, (US SOFR plus 1.600%), 6/2/24 b	8,300,000	8,434
Weyerhaeuser Co.
7.375%, 3/15/32	1,500,000	2,074

Total		246,186

Industrial (1.0%)
Aeropuerto Internacional de Tocumen SA
6.000%, 11/18/48 144A	298,674	327

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (55.7%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Bombardier, Inc.
6.000%, 10/15/22 144A	200,000	139
6.125%, 1/15/23 144A	400,000	275
DAE Funding LLC
4.000%, 8/1/20 144A	3,020,000	2,997
5.000%, 8/1/24 144A	400,000	375
Flex, Ltd.
3.750%, 2/1/26	700,000	742
Fortress Transportation & Infrastructure
6.750%, 3/15/22 144A	900,000	865
General Electric Co.
0.875%, 5/17/25 EUR ¥	100,000	108
5.550%, 1/5/26	200,000	232
5.875%, 1/14/38	100,000	112
6.875%, 1/10/39	100,000	123
Greif, Inc.
6.500%, 3/1/27 144A	300,000	305
Lima Metro Line 2 Finance, Ltd.
5.875%, 7/5/34 144A	322,988	381
Pacific National Finance Pty, Ltd.
4.625%, 9/23/20 144A	500,000	503
SIG Combibloc PurchaseCo Sarl
2.125%, 6/18/25 144A EUR ¥	300,000	342
Standard Industries, Inc.
2.250%, 11/21/26 144A EUR ¥	1,300,000	1,372
4.750%, 1/15/28 144A	950,000	963

Total		10,161

Technology (1.5%)
Dell International LLC / EMC Corp.
4.420%, 6/15/21 144A	2,300,000	2,364
5.300%, 10/1/29 144A	4,300,000	4,760
6.020%, 6/15/26 144A	300,000	344
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.450%, 6/15/23 144A	1,100,000	1,203
8.100%, 7/15/36 144A	300,000	391
Infor, Inc.
1.750%, 7/15/25 144A	400,000	402
Micron Technology, Inc.
4.663%, 2/15/30	100,000	117
NetApp, Inc.
1.875%, 6/22/25	300,000	304
NXP BV / NXP Funding LLC
4.875%, 3/1/24 144A	1,700,000	1,899
5.350%, 3/1/26 144A	1,600,000	1,902
Quintiles IMS, Inc.
3.250%, 3/15/25 144A EUR ¥	500,000	566
VMware, Inc.
4.500%, 5/15/25	300,000	328
4.650%, 5/15/27	200,000	221
4.700%, 5/15/30	100,000	110

Total		14,911

Utilities (0.7%)
Adani Electricity Mumbai, Ltd.
3.949%, 2/12/30 144A	300,000	279
Centrais Eletricas Brasileiras SA
4.625%, 2/4/30 144A	300,000	286
Edison International
5.750%, 6/15/27	100,000	115

Corporate Bonds (55.7%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Electricite de France SA
4.500%, 9/21/28 144A	900,000	1,048
Exelon Generation Co. LLC
4.250%, 6/15/22	500,000	530
FirstEnergy Corp.
7.375%, 11/15/31	400,000	584
Nakilat, Inc.
6.067%, 12/31/33 §	1,000,000	1,220
6.267%, 12/31/33 144A	528,766	624
National Fuel Gas Co.
5.200%, 7/15/25	300,000	318
Pacific Gas & Electric Co.
3.300%, 8/1/40	100,000	97
Perusahaan Listrik Negara PT
3.000%, 6/30/30 144A	1,500,000	1,485
Puget Energy, Inc.
5.625%, 7/15/22	200,000	213

Total		6,799

Total Corporate Bonds (Cost: $548,815)		552,487

Convertible Corporate Bonds (0.1%)
Financial (0.1%)
Corestate Capital Holding SA
1.375%, 11/28/22 EUR §,¥	800,000	650

Total		650

Total Convertible Corporate Bonds (Cost: $822)		650

Governments (23.0%)
Governments (23.0%)
Abu Dhabi Government International Bond
3.875%, 4/16/50 144A	1,500,000	1,771
Albania Government International Bond
3.500%, 6/16/27 144A EUR ¥	1,400,000	1,563
Angolan Government International Bond
8.000%, 11/26/29 144A	1,600,000	1,312
Arab Republic of Egypt
5.625%, 4/16/30 144A EUR ¥	1,550,000	1,567
Argentine Republic Government International Bond
3.375%, 1/15/23 EUR ¥	950,000	404
4.740%, 12/31/38 EUR ¥	11,130,000	4,656
5.000%, 1/15/27 EUR §,¥	4,900,000	2,020
5.250%, 1/15/28 EUR §,¥	250,000	103
Australian Government
4.250%, 4/21/26 AUD §,¥	2,400,000	2,012
Autonomous Community of Catalonia
4.900%, 9/15/21 EUR ¥	800,000	947
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24 EUR §,¥	300,000	309
Colombia Government International Bond
5.000%, 6/15/45 b	6,000,000	6,735
Dominican Republic International Bond
6.500%, 2/15/48 144A	2,800,000	2,579
6.500%, 2/15/48 §	400,000	368
6.875%, 1/29/26 §	500,000	524
Ecuador Government International Bond
8.875%, 10/23/27 144A	900,000	378
8.875%, 10/23/27 §	1,500,000	630

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Governments (23.0%)	Shares/ Par +	Value $ (000’s)
Governments continued
9.650%, 12/13/26 144A	1,000,000	429
9.650%, 12/13/26 §	400,000	171
10.750%, 1/31/29 144A	1,600,000	658
Egypt Government International Bond
4.750%, 4/11/25 144A EUR ¥	800,000	870
6.375%, 4/11/31 144A EUR ¥	400,000	415
6.375%, 4/11/31 EUR §,¥	2,000,000	2,073
Export-Import Bank of India
3.375%, 8/5/26 §	600,000	617
Federal Republic of Nigeria
7.875%, 2/16/32 §	2,800,000	2,633
Ghana Government International Bond
7.875%, 3/26/27 144A	600,000	593
8.125%, 3/26/32 144A	400,000	375
8.950%, 3/26/51 144A	600,000	548
8.950%, 3/26/51 §	200,000	183
Indonesia Government International Bond
1.400%, 10/30/31 EUR ¥	200,000	212
Ivory Coast Government International Bond
5.875%, 10/17/31 144A EUR ¥	300,000	316
6.875%, 10/17/40 144A EUR ¥	400,000	419
Kenya Government International Bond
8.000%, 5/22/32 144A	700,000	689
Kingdom of Jordan
4.950%, 7/7/25 144A	300,000	300
5.850%, 7/7/30 144A	400,000	400
North Macedonia
3.675%, 6/3/26 144A EUR ¥	500,000	571
Oman Government International Bond
6.500%, 3/8/47 §	1,800,000	1,553
6.750%, 1/17/48 144A	2,600,000	2,242
6.750%, 1/17/48 §	1,500,000	1,294
Panama Government International Bond
6.700%, 1/26/36	1,900,000	2,734
8.125%, 4/28/34	100,000	144
Perusahaan Penerbit SBSN Indonesia III
3.400%, 3/29/22 144A	600,000	618
Provincia de Buenos Aires
37.463%, (Argentina Private Banks Deposit Rates Index plus 3.750%), 4/12/25 144A ARS §,¥,j	740,000	6
Republic of Belarus Ministry of Finance
5.875%, 2/24/26 144A	600,000	581
6.378%, 2/24/31 144A	400,000	386
Republic of Costa Rica
7.158%, 3/12/45 §	800,000	666
Republic of Croatia
6.625%, 7/14/20 §	5,000,000	5,006
Republic of Indonesia
3.375%, 7/30/25 144A EUR ¥	800,000	975
3.750%, 6/14/28 144A EUR ¥	1,900,000	2,431
3.750%, 6/14/28 EUR §,¥	2,200,000	2,814
4.125%, 1/15/25 §	1,900,000	2,063
4.625%, 4/15/43 §	2,700,000	3,091
5.125%, 1/15/45 §	800,000	979
Republic of Kazakhstan
5.125%, 7/21/25 §	5,200,000	6,026
Republic of Paraguay
5.600%, 3/13/48 §	600,000	700
6.100%, 8/11/44 §	300,000	369

Governments (23.0%)	Shares/ Par +	Value $ (000’s)
Governments continued
Republic of South Africa Government International Bond
4.850%, 9/30/29	1,200,000	1,135
4.875%, 4/14/26	600,000	599
5.750%, 9/30/49	500,000	434
5.875%, 9/16/25 b	5,900,000	6,254
The Republic of Trinidad & Tobago
4.500%, 8/4/26 §	400,000	403
Romanian Government International Bond
4.125%, 3/11/39 EUR §,¥	1,500,000	1,857
Russian Federation
5.625%, 4/4/42 §	2,000,000	2,713
Saudi International Bond
2.875%, 3/4/23 §	600,000	626
4.000%, 4/17/25 §	3,900,000	4,324
4.500%, 10/26/46 §	9,300,000	10,681
Senegal Government International Bond
4.750%, 3/13/28 144A EUR ¥	100,000	108
4.750%, 3/13/28 EUR §,¥	400,000	434
6.250%, 5/23/33 144A	400,000	407
Sri Lanka Government International Bond
7.550%, 3/28/30 §	1,600,000	1,036
7.850%, 3/14/29 §	500,000	326
State of Qatar
4.400%, 4/16/50 144A	1,200,000	1,485
4.400%, 4/16/50 §	2,400,000	2,970
4.500%, 4/23/28 §	1,100,000	1,296
4.817%, 3/14/49 §	800,000	1,051
5.103%, 4/23/48 §	1,200,000	1,631
Turkey Government International Bond
4.250%, 3/13/25	800,000	745
4.625%, 3/31/25 EUR ¥	1,000,000	1,119
4.875%, 10/9/26	4,000,000	3,705
5.125%, 3/25/22 b	12,600,000	12,616
5.125%, 2/17/28 b	4,300,000	3,952
5.600%, 11/14/24	400,000	393
5.750%, 5/11/47	400,000	326
5.750%, 3/22/24	3,300,000	3,273
6.125%, 10/24/28	400,000	388
7.250%, 12/23/23	500,000	520
7.625%, 4/26/29	1,600,000	1,683
Ukraine Government International Bond
4.375%, 1/27/30 144A EUR ¥	1,600,000	1,545
4.375%, 1/27/30 EUR §,¥	200,000	193
6.750%, 6/20/26 144A EUR ¥	600,000	684
7.375%, 9/25/32 §	300,000	301
7.750%, 9/1/20 §	5,400,000	5,403
7.750%, 9/1/21 §	4,600,000	4,736
8.994%, 2/1/24 144A	1,000,000	1,073
9.750%, 11/1/28 144A	1,300,000	1,481
United Mexican States
4.500%, 1/31/50	600,000	617
4.600%, 1/23/46 b	4,700,000	4,850
US Treasury
1.875%, 8/31/24 b	7,310,000	7,808
2.125%, 3/31/24 b	3,970,000	4,254
2.125%, 11/30/24 b	3,400,000	3,680
2.250%, 11/15/24 b	15,910,000	17,297
2.250%, 2/15/27	150,000	168
2.375%, 8/15/24 b	3,700,000	4,025

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Governments (23.0%)	Shares/ Par +	Value $ (000’s)
Governments continued
2.500%, 1/31/24 b	10,590,000	11,457
2.750%, 2/15/24 b	8,700,000	9,499
2.875%, 11/30/23 b	4,230,000	4,615
Venezuela Government International Bond
6.000%, 12/9/20 §,j	32,000	2
7.000%, 3/31/38 §,j	204,000	12
7.650%, 4/21/25 §,j	1,955,000	112
8.250%, 10/13/24 §,j	356,000	20
9.000%, 5/7/23 §,j	32,000	2
9.250%, 5/7/28 §,j	1,241,000	71
9.375%, 1/13/34 j	1,400,000	80

Total		227,503

Total Governments (Cost: $235,535)		227,503

Municipal Bonds (1.0%)
Municipal Bonds (1.0%)
American Municipal Power, Inc., Series 2010-B
7.834%, 2/15/41 RB	100,000	163
Bay Area Toll Authority, California, Series 2010
6.918%, 4/1/40 RB	200,000	316
City of Riverside CA Electric Revenue
7.605%, 10/1/40 RB	200,000	330
Irvine Ranch California Water District
6.622%, 5/1/40 RB	100,000	156
Los Angeles County California Public Works Financing Authority
7.618%, 8/1/40 RB	200,000	335
Metropolitan Government of Nashville & Davidson County Tennessee
6.568%, 7/1/37 RB	100,000	146
Municipal Electric Authority of Georgia
6.655%, 4/1/57 RB	98,000	144
New York City Transitional Finance Authority
5.508%, 8/1/37 RB	300,000	420
New York State Urban Development Corp.
5.770%, 3/15/39 RB	100,000	127
Port Authority of New York & New Jersey, Series 165
5.647%, 11/1/40 RB	1,100,000	1,570
Port Authority of New York & New Jersey, Series 168
4.926%, 10/1/51 RB	200,000	278
San Diego County Regional Airport Authority, Series C
6.628%, 7/1/40 RB	100,000	100
San Diego Redevelopment Agency, Series A
7.625%, 9/1/30 RB	100,000	101
State of California
7.950%, 3/1/36 GO	95	–p
State of Illinois
6.630%, 2/1/35 GO	245,000	270
6.725%, 4/1/35 GO	95,000	104
7.350%, 7/1/35 GO	200,000	227
Texas Public Finance Authority
8.250%, 7/1/24 RB	150,000	150

Municipal Bonds (1.0%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47 RB	970,000	977
Tobacco Settlement Financing Corp. of Virginia, Series 2007-A
6.706%, 6/1/46 RB	3,205,000	3,069
Triborough Bridge & Tunnel Authority
5.550%, 11/15/40 RB	800,000	1,107

Total Municipal Bonds (Cost: $7,443)		10,090

Structured Products (15.8%)
Asset Backed Securities (5.5%)
Accredited Mortgage Loan Trust, Series 2005-3, Class M3
0.665%, (ICE LIBOR USD 1 Month plus 0.480%), 9/25/35	50,000	47
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
1.085%, (ICE LIBOR USD 1 Month plus 0.900%), 12/25/34	71,249	67
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
0.980%, (ICE LIBOR USD 1 Month plus 0.795%), 1/25/35	44,919	43
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4
1.160%, (ICE LIBOR USD 1 Month plus 0.975%), 7/25/35	95,737	95
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
0.335%, (ICE LIBOR USD 1 Month plus 0.150%), 7/25/36	7,650,408	2,567
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
1.185%, (ICE LIBOR USD 1 Month plus 1.000%), (AFC), 3/25/35	133,872	127
Aircraft Certificate Owner Trust, Series 2003- 1A, Class E
7.001%, 9/20/22 144A	19,718	20
AlbaCore EURO CLO I DAC
1.530%, 7/18/31 144A EUR ¥,Æ	250,000	281
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
1.055%, (ICE LIBOR USD 1 Month plus 0.870%), 7/25/34	26,065	26
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1
1.430%, (ICE LIBOR USD 1 Month plus 1.245%), 8/15/33	27,583	27
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4
1.085%, (ICE LIBOR USD 1 Month plus 0.900%), 6/25/35	200,000	194
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2
0.385%, (ICE LIBOR USD 1 Month plus 0.200%), 12/25/36	26,291	26
Bear Stearns Asset Backed Securities I Trust, Series 2007-AQ1, Class A1
0.295%, (ICE LIBOR USD 1 Month plus 0.110%), 4/25/31	4,885	8

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (15.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2
0.385%, (ICE LIBOR USD 1 Month plus 0.200%), 4/25/37	8,925	49
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
1.435%, (ICE LIBOR USD 1 Month plus 1.250%), 8/25/37	151,127	147
Carlyle Global Market Strategies, Series 2015-1A, Class A2MZ
0.765%, (ICE LIBOR USD 1 Month plus 0.580%), 1/25/35	784,058	750
Citigroup Mortgage Loan Trust, Series 2007- AHL1, Class A2C
0.395%, (ICE LIBOR USD 1 Month plus 0.210%), 12/25/36	100,000	91
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4
1.760%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/34	100,000	95
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6
4.740%, (AFC), 10/25/35	1,791	2
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4
0.535%, (ICE LIBOR USD 1 Month plus 0.350%), 3/25/36	81,855	69
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5
4.642%, (AFC), 7/25/36	100,000	100
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3
0.355%, (ICE LIBOR USD 1 Month plus 0.170%), 5/25/37	21,166	21
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A
0.325%, (ICE LIBOR USD 1 Month plus 0.140%), 6/25/37	545,672	482
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3
0.475%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/36	36,385	36
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3
0.475%, (ICE LIBOR USD 1 Month plus 0.290%), 8/25/36	66,589	65
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2
0.505%, (ICE LIBOR USD 1 Month plus 0.320%), 2/25/37	900,000	647
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3
0.325%, (ICE LIBOR USD 1 Month plus 0.140%), 7/25/37	32,368	30
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A
1.025%, (ICE LIBOR USD 1 Month plus 0.840%), 10/25/47	2,199,248	2,123

Structured Products (15.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A
0.385%, (ICE LIBOR USD 1 Month plus 0.200%), 6/25/47	990,292	863
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1
0.735%, (ICE LIBOR USD 1 Month plus 0.550%), (AFC), 5/25/47 144A	1,531,272	1,268
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
0.805%, (ICE LIBOR USD 1 Month plus 0.620%), 1/25/32	4,424	4
Ellington Loan Acquisition Trust, Series 2007- 2, Class A1
1.235%, (ICE LIBOR USD 1 Month plus 1.050%), 5/25/37 144A	316,218	306
Fair Oaks Loan Funding II, Series 2A, Class A
1.900%, 7/15/31 144A EUR ¥	750,000	846
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4
0.325%, (ICE LIBOR USD 1 Month plus 0.140%), 9/25/36	41,917	41
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A5
04/25/36	200,000	193
Fremont Home Loan Trust, Series 2005-2, Class M4
1.115%, (ICE LIBOR USD 1 Month plus 0.930%), 6/25/35	300,000	269
GSAA Home Equity Trust, Series 2006-17, Class A1
0.245%, (ICE LIBOR USD 1 Month plus 0.060%), 11/25/36	56,427	21
GSAMP Trust, Series 2004-WF, Class M2
1.835%, (ICE LIBOR USD 1 Month plus 1.650%), 10/25/34	23,819	24
GSAMP Trust, Series 2007-FM2, Class A2B
0.275%, (ICE LIBOR USD 1 Month plus 0.090%), 1/25/37	196,468	123
GSAMP Trust, Series 2007-NC1, Class A2A
0.235%, (ICE LIBOR USD 1 Month plus 0.050%), 12/25/46	15,481	9
Gulf Stream Meridian 2, Ltd., Series 2020-IIA, Class A1A
2.478%, (ICE LIBOR USD 3 Month plus 2.200%), 10/15/29 144A	4,700,000	4,720
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
0.525%, (ICE LIBOR USD 1 Month plus 0.340%), 4/25/37	500,000	376
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A2
0.345%, (ICE LIBOR USD 1 Month plus 0.160%), 7/25/37	380,319	226
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
0.575%, (ICE LIBOR USD 1 Month plus 0.390%), 11/25/35	246,024	236

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (15.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Lehman XS Trust, Series 2005-4, Class 1A3
0.985%, (ICE LIBOR USD 1 Month plus 0.800%), 10/25/35	9,651	10
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
0.485%, (ICE LIBOR USD 1 Month plus 0.300%), 2/25/36	66,974	57
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
0.455%, (ICE LIBOR USD 1 Month plus 0.270%), 5/25/46	313,701	144
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
0.335%, (ICE LIBOR USD 1 Month plus 0.150%), 5/25/36	1,351,470	901
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1
1.085%, (ICE LIBOR USD 1 Month plus 0.900%), 4/25/34	120,010	117
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1
0.335%, (ICE LIBOR USD 1 Month plus 0.150%), 3/25/36 b	12,764,843	10,942
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2
0.285%, (ICE LIBOR USD 1 Month plus 0.100%), 8/25/36	2,216,533	835
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5
0.335%, (ICE LIBOR USD 1 Month plus 0.150%), 10/25/36	974,345	398
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
0.635%, (ICE LIBOR USD 1 Month plus 0.450%), 2/25/47	903,930	620
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
0.890%, (ICE LIBOR USD 1 Month plus 0.705%), 1/25/35	162,120	150
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
1.175%, (ICE LIBOR USD 1 Month plus 0.990%), 6/25/35	264,346	263
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C
0.345%, (ICE LIBOR USD 1 Month plus 0.160%), 9/25/36	71,219	37
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C
0.325%, (ICE LIBOR USD 1 Month plus 0.140%), 10/25/36	67,316	34
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C
0.435%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/37	66,007	33
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1
1.085%, (ICE LIBOR USD 1 Month plus 0.900%), 7/25/32	1,156	1

Structured Products (15.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1
1.760%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/32	60,897	60
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
1.535%, (ICE LIBOR USD 1 Month plus 1.350%), 2/25/33	26,689	26
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B
0.345%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 9/25/37	480,874	464
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2
0.980%, (ICE LIBOR USD 1 Month plus 0.795%), (AFC), 8/25/35	57,034	57
Popular Mortgage Pass Through Trust, Series 2006-A, Class M1
0.575%, (ICE LIBOR USD 1 Month plus 0.390%), (AFC), 2/25/36	144,117	142
RAAC Series, Series 2007-RP4, Class A
0.535%, (ICE LIBOR USD 1 Month plus 0.350%), (AFC), 11/25/46 144A	268,409	246
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M3
0.665%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 9/25/35	179,150	178
Residential Asset Securities Corp., Series 2006-EMX1, Class M1
0.595%, (ICE LIBOR USD 1 Month plus 0.410%), (AFC), 1/25/36	63,873	64
Residential Asset Securities Corp., Series 2007-KS1, Class A3
0.335%, (ICE LIBOR USD 1 Month plus 0.150%), (AFC), 1/25/37	124,049	122
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
0.525%, (ICE LIBOR USD 1 Month plus 0.340%), (AFC), 4/25/37	1,600,000	1,446
Saxon Asset Securities Trust, Series 2006-1, Class M1
0.650%, (ICE LIBOR USD 1 Month plus 0.465%), (AFC), 3/25/36	352,523	337
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2
1.145%, (ICE LIBOR USD 1 Month plus 0.960%), 1/25/36	65,633	54
SLM Private Education Loan Trust, Series 2011-B, Class A3
2.435%, (ICE LIBOR USD 1 Month plus 2.250%), 6/16/42 144A	29,241	29
Soundview Home Loan Trust, Series 2005-3, Class M3
1.010%, (ICE LIBOR USD 1 Month plus 0.825%), 6/25/35	67,172	67
Soundview Home Loan Trust, Series 2006-2, Class M2
0.535%, (ICE LIBOR USD 1 Month plus 0.350%), 3/25/36	400,000	380

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (15.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Soundview Home Loan Trust, Series 2006-3, Class A3
0.345%, (ICE LIBOR USD 1 Month plus 0.160%), 11/25/36	128,427	127
Soundview Home Loan Trust, Series 2006- OPT2, Class A4
0.465%, (ICE LIBOR USD 1 Month plus 0.280%), 5/25/36	200,000	188
Soundview Home Loan Trust, Series 2006- OPT3, Class M1
0.495%, (ICE LIBOR USD 1 Month plus 0.310%), 6/25/36 b	6,657,103	5,375
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
1.160%, (ICE LIBOR USD 1 Month plus 0.975%), 12/25/35	230,958	227
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1
1.160%, (ICE LIBOR USD 1 Month plus 0.975%), 10/25/33	132,773	132
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
0.950%, (ICE LIBOR USD 1 Month plus 0.765%), 8/25/35	500,000	474
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
0.335%, (ICE LIBOR USD 1 Month plus 0.150%), 9/25/36	19,215	18
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2001-WF1, Class A 6
0.395%, (ICE LIBOR USD 1 Month plus 0.210%), 2/25/37	98,819	92
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
0.355%, (ICE LIBOR USD 1 Month plus 0.170%), 12/25/36	312,398	299
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
0.445%, (ICE LIBOR USD 1 Month plus 0.260%), 3/25/36 144A	1,164,046	1,139
Vendome Funding DAC
1.860%, 7/20/31 144A EUR ¥,Æ	500,000	561
Venture XIV CLO, Ltd., Series 14A, Class ARR
1.401%, (ICE LIBOR USD 3 Month plus 1.030%), 8/28/29 144A	5,500,000	5,359
Venture XXV CLO Ltd., Series 25A, Class AR	144A	144A
2.365%, (ICE LIBOR USD 3 Month plus 1.230%), 4/20/29 144A	5,000,000	4,912
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A
0.335%, (ICE LIBOR USD 1 Month plus 0.150%), 1/25/37	163,251	136

Total		55,013

Mortgage Securities (10.3%)
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
2.015%, (ICE LIBOR USD 6 Month plus 1.500%), (AFC), 9/25/45	1,288	1

Structured Products (15.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Banc of America Funding Trust, Series 2005- H, Class 5A1
4.071%, (CSTR), 11/20/35	134,326	124
Banc of America Funding Trust, Series 2006- J, Class 4A1
4.185%, (CSTR), 1/20/47	53,101	50
Banc of America Funding Trust, Series 2007- 6, Class A1
0.475%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/37	68,797	63
Barclays Capital LLC, Series 2009-RR14, Class 2A2
3.610%, (CSTR), 7/26/36 144A	27,615	24
Barclays Capital LLC, Series 2009-RR5, Class 3A3
6.250%, (CSTR), 8/26/36 144A	2,651,639	1,751
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A
3.205%, (CSTR), 7/25/34	2,597	3
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1
3.938%, (CSTR), 11/25/36	166,404	121
Bear Stearns ARM Trust, Series 2007-4, Class 22A1
3.673%, (CSTR), 6/25/47	110,651	100
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3
6.000%, 9/25/37	4,563	5
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 22AA
3.934%, (CSTR), 9/25/37	12,634	12
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 2A3A
4.382%, (CSTR), 9/25/37	53,928	51
Citigroup Mortgage Loan Trust, Series 2007- AR4, Class 2A2A
3.643%, (CSTR), 3/25/37	454,599	392
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1
5.750%, 1/25/35	17,826	18
Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A1
6.000%, 3/25/35	322,781	224
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
0.520%, (ICE LIBOR USD 1 Month plus 0.330%), 11/20/35	6,405	6
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
2.984%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	16,939	16
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3
5.500%, 1/25/36	180,096	150
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8
5.500%, 2/25/35	173,618	176
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1
6.500%, 8/25/32	4,334	4

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (15.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A13
5.500%, 11/25/35	228,395	187
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13
6.000%, 2/25/37	133,857	81
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
0.685%, (ICE LIBOR USD 1 Month plus 0.500%), 4/25/36	427,936	153
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1
3.610%, (CSTR), 5/25/36	13,373	12
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
0.380%, (ICE LIBOR USD 1 Month plus 0.190%), 9/20/46	16,190	14
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
0.385%, (ICE LIBOR USD 1 Month plus 0.195%), 12/20/46	32,786	26
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
0.400%, (ICE LIBOR USD 1 Month plus 0.210%), 5/20/46	432,116	330
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
0.400%, (ICE LIBOR USD 1 Month plus 0.210%), 7/20/46	10,805	8
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2
6.000%, 5/25/37	241,190	135
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
0.325%, (ICE LIBOR USD 1 Month plus 0.140%), 4/25/47	40,540	36
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1
3.387%, (CSTR), 10/25/35	14,249	12
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1
3.558%, (CSTR), 12/20/35	5,733	5
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1
6.500%, 11/25/36	20,069	12
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1
6.000%, 5/25/36	150,542	108
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1
2.464%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	39,420	17
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A2
0.455%, (ICE LIBOR USD 1 Month plus 0.270%), 4/25/46	1,044,618	400

Structured Products (15.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB1, Class 3A1
3.462%, (CSTR), 3/25/37	11,807	10
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1
6.500%, 4/25/33	1,056	1
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3
5.500%, 12/25/35	449,733	433
EMF-NL BV, Series 2008-APRX, Class A2
0.407%, (Euribor 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §,¥	149,119	154
Eurosail-NL BV, Series 2007-NL2X, Class A
1.250%, (Euribor 3 Month ACT/360 plus 1.500%), 10/17/40 EUR §,¥	86,885	98
Federal National Mortgage Association TBA
2.500%, 7/14/50	12,700,000	13,234
2.500%, 9/14/50	1,700,000	1,764
3.000%, 9/14/50	36,300,000	38,099
4.000%, 8/13/50	33,600,000	35,620
Federal National Mortgage Association, Series 2003-W6, Class F
0.518%, (ICE LIBOR USD 1 Month plus 0.350%), 9/25/42	21,779	22
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5
5.750%, 5/25/37	238,104	158
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1
4.121%, (CSTR), 9/25/35	3,718	4
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6
6.000%, 2/25/36	110,782	81
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1
3.852%, (CSTR), 1/25/36	1,876	2
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1
3.747%, (CSTR), 3/25/47	10,317	8
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A
0.504%, (ICE LIBOR USD 1 Month plus 0.310%), (AFC), 11/19/35	11,234	10
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A
0.674%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 6/19/35	20,155	20
HomeBanc Mortgage Trust, Series 2005-1, Class A1
0.435%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/35	6,195	5
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
0.405%, (ICE LIBOR USD 1 Month plus 0.220%), 11/25/35	1,140,792	998
Impac Secured Assets Trust, Series 2007-1, Class A2
0.345%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 3/25/37	62,713	59

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (15.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1
4.015%, (CSTR), 10/25/34	20,565	20
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
0.665%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 7/25/35	1,882	2
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
0.485%, (ICE LIBOR USD 1 Month plus 0.300%), 7/25/35	13,093	12
JP Morgan Mortgage Trust, Series 2005- ALT1, Class 2A1
3.685%, (CSTR), 10/25/35	10,494	9
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1
3.790%, (CSTR), 7/25/35	9,763	9
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1
3.394%, (CSTR), 6/25/37	58,601	47
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1
0.338%, (ICE LIBOR USD 1 Month plus 0.170%), 2/25/37	117	–p
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3
0.565%, (ICE LIBOR USD 1 Month plus 0.380%), 8/25/35	10,161	10
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1
3.608%, (CSTR), 12/25/35	147,568	126
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A
3.479%, (CSTR), 2/25/36	3,540	3
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1
3.397%, (CSTR), 5/25/36	12,658	11
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A
3.324%, (CSTR), 7/25/35	34,387	32
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1
3.932%, (CSTR), 8/25/35	4,835	5
Residential Accredit Loans, Inc., Series 2006- QA7, Class 1A1
0.375%, (ICE LIBOR USD 1 Month plus 0.190%), 8/25/36	9,478	9
Residential Accredit Loans, Inc., Series 2006- QA8, Class A1
0.375%, (ICE LIBOR USD 1 Month plus 0.190%), 9/25/36	22,077	19
Residential Accredit Loans, Inc., Series 2007- QA1, Class A1
0.325%, (ICE LIBOR USD 1 Month plus 0.140%), 1/25/37	16,388	16
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2
6.500%, 4/25/37	3,419,149	1,407

Structured Products (15.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1
0.505%, (ICE LIBOR USD 1 Month plus 0.320%), 10/25/35	57,628	53
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
3.625%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	513,629	480
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1
0.365%, (ICE LIBOR USD 1 Month plus 0.180%), (AFC), 7/25/46	232,809	190
Suntrust Alternative Loan Trust, Series 2005- 1F, Class 1A1
0.835%, (ICE LIBOR USD 1 Month plus 0.650%), 12/25/35	15,499	13
Towd Point Mortgage Funding, Series 2019- GR4A, Class A1
1.677%, (ICE LIBOR GBP 3 Month plus 1.025%), 10/20/51 144A GBP ¥	2,380,499	2,946
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6
3.771%, (CSTR, AFC), 2/25/33	949	1
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3
3.601%, (CSTR), 10/25/36	25,076	22
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1
3.692%, (CSTR), 3/25/36	206,935	190
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1
3.874%, (CSTR), 8/25/36	11,480	10
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1
3.649%, (CSTR), 2/25/37	4,058	4
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2
2.204%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	350,379	285
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1
3.667%, (CSTR), 7/25/37	47,594	42
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1
3.995%, (CSTR), 4/25/36	54,374	51
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1
4.427%, (CSTR), 11/25/37	44,803	38

Total		101,669

Total Structured Products (Cost: $155,457)		156,682

Bank Loan Obligations (3.2%)
Bank Loan Obligations (3.2%)
Altice Financing SA, 2.910%, 01/31/26	1,190,840	1,122
Altice France SA, 2.910%, (US LIBOR plus 2.750%), 7/31/25	197,455	187
CenturyLink, Inc., 2.410%, (ICE LIBOR USD 1 Month plus 2.250%), 3/15/27b	5,366,257	5,043

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Bank Loan Obligations (3.2%)	Shares/ Par +	Value $ (000’s)
Bank Loan Obligations continued
Charter Communications Operating LLC, 1.910%, (ICE LIBOR USD 1 Month plus 1.750%), 2/1/27	3,433,057	3,293
CommScope, Inc., 3.410%, (US LIBOR plus 3.250%), 4/6/26	496,250	469
Connect Finco SARL, 4.660%, (ICE LIBOR USD 1 Month plus 4.500%), 12/11/26	1,197,000	1,123
Dell International LLC, 2.160%, (ICE LIBOR USD 1 Month plus 2.000%), 9/19/25	1,458,497	1,419
Enterprise Merger Sub, Inc., 3.910%, (US LIBOR plus 3.750%), 10/10/25	492,500	325
Financial & Risk US Holdings, Inc., 3.210%, (Euribor 3 Month ACT/360 plus 3.250%), 10/1/25 EUR¥	994,950	1,095
Grifols SA, 2.210%, (Euribor 3 Month ACT/360 plus 2.250%), 11/15/27 EUR¥	1,990,000	2,183
Hilton Worldwide Finance LLC, 1.910%, (US LIBOR plus 1.750%), 6/22/26	1,120,295	1,042
INEOS Finance PLC, 1.960%, (Euribor 3 Month plus 2.000%), 4/1/24 EUR¥	3,412,500	3,693
Jefferies Finance LLC, 3.160%, (ICE LIBOR USD 3 Month plus 3.000%), 6/3/26	99,000	93
MPH Acquisition Holdings LLC, 2.910%, (ICE LIBOR USD 3 Month plus 2.750%), 6/7/23	1,000,000	946
Pacific Gas & Electric Co., 2.410%, (US LIBOR plus 3.970%), 12/31/20	3,375,000	3,354
PCF GmbH, 4.960%, 08/1/24 EUR¥	2,800,000	2,679
Sigma Bidco BV, 3.460%, (Euribor 3 Month plus 3.500%), 7/2/25 EUR¥	1,600,000	1,712
Valeant Pharmaceuticals International, Inc., 3.160%, (US LIBOR plus 3.000%), 6/2/25	310,814	301
Ziggo Finance Partnership BV, 2.660%, (ICE LIBOR USD 1 Month plus 2.500%), 4/30/28	1,555,228	1,466

Total Bank Loan Obligations (Cost: $33,847)		31,545

Short-Term Investments (9.0%)
Bank Loan Obligations (0.1%)
Pacific Gas & Electric Co. 2.410%, (US LIBOR plus 2.250%), 12/31/20	1,125,000	1,118

Total		1,118

Consumer, Cyclical (0.0%)
Daimler Finance North America LLC 1.106%, (ICE LIBOR USD 3 Month plus 0.550%), 5/4/21 144A	200,000	199

Total		199

Short-Term Investments (9.0%)	Shares/ Par +	Value $ (000’s)
Energy (0.0%)
Sinopec Group Overseas Development (2016) Limited
2.750%, 5/3/21§	200,000	202

Total		202

Financial (0.1%)
Huarong Finance II Co., Ltd.
3.250%, 6/3/21§	200,000	201
ICBCIL Finance Co., Ltd.
3.200%, 11/10/20§	300,000	302
Springleaf Finance Corp.
8.250%, 12/15/20	100,000	103

Total		606

Governments (5.3%)
Argentine Republic Treasury Bill
30.362%, 8/28/20 ARS¥	662,000	7
US Treasury
0.000%, 7/23/20	2,700,000	2,700
0.000%, 7/28/20b	15,800,000	15,799
0.000%, 8/6/20b	4,800,000	4,799
0.000%, 9/10/20b	29,000,000	28,992

Total		52,297

Money Market Funds (0.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%#,b	3,887,710	3,888

Total		3,888

Repurchase Agreements (3.1%)
JP Morgan repurchase (Purchased on 6/30/20, to be repurchased at $30,800,111, collateralized by US Treasury Bond, 0.301%, due 6/30/25, par and fair value of $31,469,000 and $31,408,766, respectively) 0.130%, 7/1/20b	30,800,000	30,800

Total		30,800

Total Short-Term Investments (Cost: $89,110)		89,110

Total Investments (107.8%) (Cost: $1,071,029)@		1,068,067

Other Assets, Less Liabilities (-7.8%)		(76,990)

Net Assets (100.0%)		991,077

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Euro-Bobl Future	Long	EUR	7,100	71	9/20	$10,767	$35	$(2)
Euro-Bund Future	Long	EUR	6,500	65	9/20	12,891	72	(10)
Euro-Buxl Future	Long	EUR	1,800	18	9/20	4,448	77	(15)
Ten-Year US Treasury Note Future	Long	USD	83,300	833	9/20	115,930	368	(133)
Two-Year US Treasury Note Future	Long	USD	11,200	56	9/20	12,366	2	1
Ultra Long Term US Treasury Bond Future	Long	USD	22,000	220	9/20	47,994	(37)	(227)
							$517	$(386)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month USD-LIBOR	1.250%	6/25	28,700	USD	$(1,255)	$(63)	$(1,318)	$12
3-Month USD-LIBOR	1.000%	12/25	11,800	USD	(333)	(41)	(374)	6
3-Month USD-LIBOR	2.500%	12/24	27,900	USD	(918)	(1,831)	(2,749)	8
6-Month GBP-LIBOR	0.500%	12/30	600	GBP	1	(10)	(9)	1
6-Month GBP-LIBOR	0.500%	12/50	600	GBP	(3)	(11)	(14)	7

					$(2,508)	$(1,956)	$(4,464)	$34

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month Canada Bankers Acceptances	2.500%	6/29	8,000	CAD	$160	$631	$791	$	–p
3-Month USD-LIBOR	2.995%	5/28	300	USD	–	58	58		–p
6-Month Euribor	(0.150)%	12/25	13,000	EUR	8	137	145		5
6-Month Euribor	0.250%	12/30	1,700	EUR	70	8	78		(2)
6-Month Euribor	(0.050)%	10/29	1,800	EUR	–	29	29		(1)
					$238	$863	$1,101		$2

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index	1.000%	6/24	1.763%	5,358	USD	$(201)	$45	$(156)	$7
Markit CDX North America High Yield Index	5.000%	6/24	4.975%	21,021	USD	901	(858)	43	538
Markit CDX North America High Yield Index	5.000%	12/24	5.157%	16,008	USD	615	(696)	(81)	351
Markit CDX North America High Yield Index	5.000%	6/25	5.175%	38,285	USD	391	(641)	(250)	389
Markit CDX North America Investment Grade Index	1.000%	12/24	1.841%	23,250	USD	(1,217)	382	(835)	57
Markit CDX North America Investment Grade Index	1.000%	12/24	0.736%	47,300	USD	823	(254)	569	88
Markit CDX North America Investment Grade Index	1.000%	6/25	0.764%	31,500	USD	(477)	849	372	63
Markit CDX North America Investment Grade Index	1.000%	6/25	2.001%	44,270	USD	(4,769)	2,692	(2,077)	108
						$(3,934)	$1,519	$(2,415)	$1,601

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
AT&T, Inc.	1.000%	6/24	0.996%	300	USD	$(1)	$1	$–	p	$	–p
AT&T, Inc.	1.000%	6/25	1.145%	100	USD	(4)	3	(1)	–p
Atlantia SpA	1.000%	12/20	3.891%	1,300	EUR	(17)	(2)	(19)	–p
Casino Guichard Perrachon SA	1.000%	12/20	5.473%	2,600	EUR	(44)	(7)	(51)	4
Casino Guichard Perrachon SA	1.000%	12/21	5.779%	1,000	EUR	(35)	(43)	(78)	(2)
Casino Guichard Perrachon SA	5.000%	12/22	6.120%	1,100	EUR	(9)	(21)	(30)	(1)
Ford Motor Co.	5.000%	6/23	4.641%	2,900	USD	294	(265)	29	(2)
Ford Motor Co.	5.000%	12/23	4.834%	200	USD	26	(25)	1	–p
Ford Motor Co.	5.000%	12/23	4.834%	700	USD	71	(68)	3	(1)
Ford Motor Credit Co.	5.000%	12/23	3.670%	400	USD	36	(19)	17	(2)
General Electric Co.	1.000%	12/23	1.476%	2,800	USD	(96)	52	(44)	12
General Electric Co.	1.000%	6/24	1.557%	900	USD	(7)	(12)	(19)	4
General Electric Co.	1.000%	12/24	1.682%	500	USD	(7)	(7)	(14)	3
Marks & Spencer PLC	1.000%	12/23	2.837%	200	EUR	(4)	(10)	(14)	–p
Marks & Spencer PLC	1.000%	12/24	3.121%	2,900	EUR	(127)	(158)	(285)	1
Telefonica Emisiones SAU	1.000%	6/24	0.759%	1,000	EUR	13	(2)	11	1
Telefonica Emisiones SAU	1.000%	12/24	0.833%	3,200	EUR	63	(36)	27	2
Volkswagen International Finance	1.000%	6/24	1.107%	700	EUR	3	(6)	(3)	–p
$155	$(625)	$(470)	$19

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$1,667	$1	$1,668	$(11)	$(387)	$(398)	$–

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	JP Morgan Chase Bank NA	AUD	2,517	1,737	7/2/20	$—	$(40)	$(40)
Buy	Goldman Sachs International	COP	212,965	57	7/17/20	—	(2)	(2)
Buy	Barclays Bank PLC	EUR	563	633	7/2/20	—	(3)	(3)
Buy	BNP Paribas	EUR	788	885	7/2/20	1	—	1
Sell	BNP Paribas	EUR	96,026	107,886	7/2/20	—	(1,232)	(1,232)
Sell	JP Morgan Chase Bank NA	EUR	1,327	1,491	7/2/20	8	—	8
Sell	UBS AG	EUR	5,397	6,063	7/2/20	3	(35)	(32)
Sell	BNP Paribas	EUR	101,399	114,004	8/4/20	—	(36)	(36)
Buy	Barclays Bank PLC	GBP	1,040	1,289	7/2/20	—	(16)	(16)
Buy	HSBC Bank USA NA	GBP	4,414	5,470	7/2/20	22	(3)	19
Sell	Goldman Sachs International	GBP	38,045	47,142	7/2/20	—	(215)	(215)
Sell	Goldman Sachs International	GBP	1,033	1,280	7/2/20	1	—	1
Sell	HSBC Bank USA NA	GBP	33,624	41,672	8/4/20	—	(438)	(438)
Sell	HSBC Bank USA NA	PLN	30	8	9/10/20	—p	—	—p
						$35	$(2,020)	$(1,985)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Avolon Holdings Ltd.Æ	UBS AG	5.000%	7/20	422.786%	USD	200	$–	$–	$	–p
Intrum AB	Barclays Bank PLC	5.000%	12/24	7.170%	EUR	100	8	(17)		(9)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.170%	EUR	200	19	(36)		(17)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.170%	EUR	200	15	(32)		(17)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.170%	EUR	200	17	(34)		(17)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.170%	EUR	300	29	(55)		(26)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.170%	EUR	300	31	(57)		(26)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.170%	EUR	400	41	(76)		(35)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.170%	EUR	400	41	(76)		(35)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.170%	EUR	500	39	(82)		(43)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.170%	EUR	600	61	(113)		(52)
Intrum AB	Goldman Sachs International	5.000%	12/24	7.170%	EUR	600	52	(104)		(52)
Intrum AB	JP Morgan Chase Bank NA	5.000%	12/24	7.170%	EUR	800	63	(132)		(69)
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	7.170%	EUR	100	8	(17)		(9)
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	7.170%	EUR	100	8	(17)		(9)
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	7.170%	EUR	200	20	(37)		(17)
Republic of Indonesia	HSBC Bank USA NA	1.000%	12/24	1.206%	USD	7,400	(37)	(30)		(67)
Republic of Peru	Barclays Bank PLC	1.000%	3/23	0.513%	USD	1,100	(8)	22		14
United Mexican States	BNP Paribas	1.000%	6/24	1.289%	USD	100	(1)	–		(1)
United Mexican States	Goldman Sachs International	1.000%	12/24	1.444%	USD	200	(1)	(3)		(4)
United Mexican States	HSBC Bank USA NA	1.000%	6/24	1.289%	USD	400	(4)	–		(4)
United Mexican States	Morgan Stanley Capital Services	1.000%	12/24	1.444%	USD	1,200	(6)	(16)		(22)

							$395	$(912)		$(517)

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
iBoxx USD Liquid High Yield Index	Barclays Bank PLC	3-Month USD-LIBOR	iBoxx USD Liquid High Yield Index	12/20	6	$(84)	$(84)

						$(84)	$(84)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$35	$14	$49	$(2,020)	—	$(615)	$(2,635)

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the value of these securities (in thousands) was $253,585 representing 25.7% of the net assets.

¥	Foreign Bond — par value is foreign denominated
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2020, the aggregate value of these securities was $184,128 (in thousands), representing 18.6% of net assets.

b

Cash or securities with an aggregate value of $294,862 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2020.

f	Defaulted Security
Þ	PIK - Payment In Kind. PIK rate of Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%.
p	Amount is less than one thousand.
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 6/30/2020.
@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,065,375 and the net unrealized depreciation of investments based on that cost was $5,624 which is comprised of $51,652 aggregate gross unrealized appreciation and $57,276 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$31,545	$—
Convertible Corporate Bonds	—	650	—
Municipal Bonds	—	10,090	—
Corporate Bonds	—	552,487	—
Governments	—	227,503	—
Structured Products
Asset Backed Securities	—	54,171	842
All Others	—	101,669	—
Short-Term Investments
Money Market Funds	3,888	—	—
All Others	—	85,222	—
Other Financial Instruments^
Futures	554	—	—
Forward Currency Contracts	—	35	—
Interest Rate Swaps	—	1,101	—
Credit Default Swaps	—	1,086	—	p

Total Assets:	$4,442	$1,065,559	$842

Liabilities:
Other Financial Instruments^
Futures	(37)	—	—
Forward Currency Contracts	—	(2,020)	—
Total Return Swaps	—	(84)	—
Interest Rate Swaps	—	(4,464)	—
Credit Default Swaps	—	(4,488)	—

Total Liabilities:	$(37)	$(11,056)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

For the period ended June 30, 2020, there were transfers from Level 3 to Level 2 in the amount of $60 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for securities that were previously not priced by a third party vendor.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio (unaudited)

     Sector Allocation 6/30/20

Sector	% of Net Assets

Fixed Income	46.7%

Domestic Equity	37.9%

Foreign Equity	11.2%

Short-Term Investments & Other Net Assets	4.2%

     Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. Small cap stocks also may carry additional risk. Smaller issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Bonds and other debt obligations are affected by changes in interest rates and the creditworthiness of their issuers. High yield bonds generally have higher default risks than investment grade bonds.

The Portfolio may obtain its exposure to domestic and foreign equity securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

The U.S. federal funds rate has been subject to moderate increases over the course of the last three years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Balanced Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Investment Companies (95.8%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (37.9%)
iShares Core S&P 500 ETF	5,000	1,549
iShares Core S&P Mid-Cap ETF	90,650	16,119
iShares Russell 2000 ETF	146,700	21,005
iShares Russell Mid-Cap ETF	12,400	665
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	41,921,622	62,337
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	41,433,492	59,789
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	22,502,544	78,579
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	44,313,881	156,605
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	60,727,131	65,342
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	44,051,910	70,615
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	71,593,789	62,931
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	28,854,014	93,862
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	62,017,196	85,708
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	9,246,089	24,003
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	11,409,073	20,365

Total		819,474

Fixed Income (46.7%)
iShares Core U.S. Aggregate Bond ETF	145,100	17,152
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	175,210,641	126,327
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	617,966,999	854,648
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio £	9,775,171	10,577

Total		1,008,704

Foreign Equity (11.2%)
iShares MSCI EAFE ETF	166,000	10,104

Investment Companies (95.8%)	Shares/ Par +	Value $ (000’s)
Foreign Equity continued
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	20,764,216	20,910
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	27,863,328	38,786
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	29,020,120	52,352
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	118,277,752	119,934

Total		242,086

Total Investment Companies (Cost: $1,930,276)		2,070,264

Short-Term Investments (4.2%)
Commercial Paper (1.8%)
Chevron Corp. 0.000%, 8/27/20 144A	10,000,000	9,997
Exxon Mobil Corp. 0.000%, 7/29/20	10,000,000	9,999
Pfizer, Inc. 0.000%, 7/1/20 144A	10,000,000	10,000
The Walt Disney Co. 0.000%, 7/22/20 144A	10,000,000	9,999

Total		39,995

Money Market Funds (2.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%#	42,885,553	42,886

Total		42,886

US Government & Agencies (0.4%)
Federal Home Loan Bank
0.000%, 7/20/20b	3,000,000	3,000
0.000%, 7/31/20b	3,000,000	2,999
0.000%, 9/16/20b	3,000,000	2,999

Total		8,998

Total Short-Term Investments (Cost: $91,859)		91,879

Total Investments (100.0%) (Cost: $2,022,135)@		2,162,143

Other Assets, Less Liabilities (0.0%)		(592)

Net Assets (100.0%)		2,161,551

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P 500 Futures	Long	USD	4	73	9/20	$11,279	$(102)	$155

							$(102)	$155

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$155	$155	$–	$–	$–	$–

+	All par is stated in U.S Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the value of these securities (in thousands) was $29,996 representing 1.4% of the net assets.

#	7-Day yield as of 6/30/2020.
b

Cash or securities with an aggregate value of $8,998 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2020.

@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,022,135 and the net unrealized appreciation of investments based on that cost was $139,906 which is comprised of $188,126 aggregate gross unrealized appreciation and $48,220 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Investment Companies	$2,070,264	$—	$—
Short-Term Investments
Money Market Funds	42,886	—	—
All Others	—	48,993	—

Total Assets:	$2,113,150	$48,993	$—

Liabilities:
Other Financial Instruments^
Futures	(102)	—	—

Total Liabilities:	$(102)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio (unaudited)

     Sector Allocation 6/30/20

Sector	% of Net Assets

Domestic Equity	49.2%

Fixed Income	31.5%

Foreign Equity	16.1%

Short-Term Investments & Other Net Assets	3.2%

     Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. Small cap stocks also may carry additional risk. Smaller issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Bonds and other debt obligations are affected by changes in interest rates and the creditworthiness of their issuers. High yield bonds generally have higher default risks than investment grade bonds.

The Portfolio obtains its exposure to equity and fixed income securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

The U.S. federal funds rate has been subject to moderate increases over the course of the last three years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Investment Companies (96.8%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (49.2%)
iShares Core S&P Mid-Cap ETF	14,550	2,587
iShares Russell 2000 ETF	14,500	2,076
iShares Russell Mid-Cap ETF	14,000	750
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	6,588,977	9,798
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	6,472,503	9,340
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	3,511,005	12,260
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	6,918,672	24,451
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	10,615,513	11,422
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	7,769,379	12,454
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	11,162,406	9,812
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	4,305,449	14,006
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	9,081,083	12,550
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	2,384,289	6,190
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	2,982,156	5,323

Total		133,019

Fixed Income (31.5%)
iShares Core U.S. Aggregate Bond ETF	34,800	4,114
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	29,223,686	21,070
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	42,559,518	58,860
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	977,517	1,057

Total		85,101

Foreign Equity (16.1%)
iShares MSCI EAFE ETF	20,700	1,260
iShares MSCI Emerging Markets ETF	6,600	264
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	3,410,934	3,435
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	5,215,382	7,260
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	5,711,992	10,304
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	20,632,725	20,922

Total		43,445

Total Investment Companies (Cost: $245,732)		261,565

Short-Term Investments (3.2%)
Commercial Paper (1.5%)
Chevron Corp.
0.000%, 8/27/20 144A	1,000,000	999
Exxon Mobil Corp.

Short-Term Investments (3.2%)	Shares/ Par +	Value $ (000’s)
Commercial Paper continued
0.000%, 7/29/20	1,000,000	1,000
Pfizer, Inc. 0.000%, 7/1/20 144A	1,000,000	1,000
The Walt Disney Co. 0.000%, 7/22/20 144A	1,000,000	1,000

Total		3,999

Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%#	1,612,024	1,612

Total		1,612

US Government & Agencies (1.1%)
Federal Home Loan Bank
0.000%, 7/20/20b	1,000,000	1,000
0.000%, 7/31/20b	1,000,000	1,000
0.000%, 9/16/20b	1,000,000	1,000

Total		3,000

Total Short-Term Investments (Cost: $8,609)		8,611

Total Investments (100.0%) (Cost: $254,341)@		270,176

Other Assets, Less Liabilities (0.0%)		27

Net Assets (100.0%)		270,203

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)		Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P 500 Futures	Long	USD	–	p	3	9/20	$463	$(4)	$6

								$(4)	$6

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$6	$6	$–	$–	$–	$–

+	All par is stated in U.S Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the value of these securities (in thousands) was $2,999 representing 1.1% of the net assets.

#	7-Day yield as of 6/30/2020.
b

Cash or securities with an aggregate value of $3,000 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2020.

@

At June 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $254,341 and the net unrealized appreciation of investments based on that cost was $15,831 which is comprised of $23,933 aggregate gross unrealized appreciation and $8,102 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2020. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Investment Companies	$261,565	$—	$—
Short-Term Investments
Money Market Funds	1,612	—	—
All Others	—	6,999	—

Total Assets:	$263,177	$6,999	$—

Liabilities:
Other Financial Instruments^
Futures	(4)	—	—

Total Liabilities:	$(4)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2020 (unaudited) (in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio

Assets
Unaffiliated Investments, at Value (1)	$1,158,076	$1,052,447	$606,410	$151,189	$3,696,913
Cash	—	—	—	—	30
Receivable for Portfolio Shares Sold	66	29	12	4	625
Receivable for Investment Securities Sold	1,911	—	3,862	—	3,309
Variation Margin Receivable	—	—	—	—	230
Prepaid Expenses and Other Assets	20	20	16	13	47
Dividends and Interest Receivable	162	776	383	332	2,887

Total Assets	1,160,235	1,053,272	610,683	151,538	3,704,041

Liabilities
Payable for Portfolio Shares Redeemed	131	331	1,008	106	796
Payable for Investment Securities Purchased	1,728	—	2,519	—	—
Investment Advisory Fees	408	556	223	99	617
Compliance Fees Payable	2	3	2	2	4
Accrued Expenses	39	44	37	25	130

Total Liabilities	2,308	934	3,789	232	1,547

Net Assets	$1,157,927	$1,052,338	$606,894	$151,306	$3,702,494

Represented By:
Aggregate Paid in Capital (10) (11)	$661,151	$515,674	$474,348	$116,335	$1,463,739
Total Distributable Earnings (Loss)	496,776	536,664	132,546	34,971	2,238,755

Net Assets for Shares Outstanding (10) (11)	$1,157,927	$1,052,338	$606,894	$151,306	$3,702,494

Net Asset Value, Offering and Redemption Price per Share	$3.53	$3.49	$1.60	$1.08	$5.60

(1) Unaffiliated Investments, at Cost	$844,739	$609,436	$511,490	$133,821	$1,642,755
(10) Shares Outstanding	327,649	301,325	378,598	140,573	660,805
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2020 (unaudited) (in thousands)

	Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio

Assets
Unaffiliated Investments, at Value (1)	$173,134	$792,449	$653,115	$1,067,568	$878,827
Cash	23	—	—	62	—
Cash Collateral for Derivative Positions	567	—	477	—	—
Receivable for Portfolio Shares Sold	3	171	126	122	183
Receivable for Investment Securities Sold	644	—	242	3,537	2,831
Variation Margin Receivable	—	—	72	—	297
Receivable for Foreign Currency	45	—	—	—	—
Prepaid Expenses and Other Assets	13	19	18	21	29
Dividends and Interest Receivable	319	984	1,527	578	873

Total Assets	174,748	793,623	655,577	1,071,888	883,040

Liabilities
Payable for Portfolio Shares Redeemed	70	255	284	479	241
Payable for Investment Securities Purchased	52	—	2,754	3,567	2,027
Collateral from Counterparty	—	—	—	—	12
Investment Advisory Fees	105	358	331	487	178
Compliance Fees Payable	2	2	2	2	2
Accrued Expenses	34	36	49	46	66

Total Liabilities	263	651	3,420	4,581	2,526

Net Assets	$174,485	$792,972	$652,157	$1,067,307	$880,514

Represented By:
Aggregate Paid in Capital (10) (11)	$172,304	$612,617	$594,317	$893,556	$710,215
Total Distributable Earnings (Loss)	2,181	180,355	57,840	173,751	170,299

Net Assets for Shares Outstanding (10) (11)	$174,485	$792,972	$652,157	$1,067,307	$880,514

Net Asset Value, Offering and Redemption Price per Share	$0.88	$1.49	$1.44	$3.25	$1.76

(1) Unaffiliated Investments, at Cost	$175,463	$637,095	$660,679	$1,004,315	$788,381
(10) Shares Outstanding	198,584	533,158	452,022	328,114	500,587
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2020 (unaudited) (in thousands)

	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio	International Growth Portfolio

Assets
Unaffiliated Investments, at Value (1)	$500,712	$631,812	$257,045	$489,801	$788,180
Cash	24	—	32	—	—
Foreign Currency, at Value (4)	—	—	—	—	12
Cash Collateral for Derivative Positions	1,885	—	—	—	—
Receivable for Portfolio Shares Sold	147	36	237	60	201
Receivable for Investment Securities Sold	2,981	15,424	2,098	1,019	—
Outstanding Swap Contracts, at Value (8)	—	—	265	—	—
Receivable for Foreign Currency	158	—	—	—	—
Prepaid Expenses and Other Assets	16	17	26	16	18
Dividends and Interest Receivable	936	237	233	394	1,513

Total Assets	506,859	647,526	259,936	491,290	789,924

Liabilities
Payable for Portfolio Shares Redeemed	71	177	49	163	171
Payable for Investment Securities Purchased	1,791	18,171	1,830	—	913
Payable for Foreign Currency	5	—	—	—	—
Investment Advisory Fees	316	292	54	366	409
Compliance Fees Payable	2	2	2	2	2
Accrued Expenses	56	42	41	57	95

Total Liabilities	2,241	18,684	1,976	588	1,590

Net Assets	$504,618	$628,842	$257,960	$490,702	$788,334

Represented By:
Aggregate Paid in Capital (10) (11)	$520,510	$476,138	$252,977	$400,451	$566,049
Total Distributable Earnings (Loss)	(15,892)	152,704	4,983	90,250	222,285

Net Assets for Shares Outstanding (10) (11)	$504,618	$628,842	$257,960	$490,701	$788,334

Net Asset Value, Offering and Redemption Price per Share	$1.38	$2.60	$1.17	$1.78	$1.80

(1) Unaffiliated Investments, at Cost	$508,007	$533,599	$265,889	$438,057	$595,544
(4) Foreign Currency, at Cost	—	—	—	—	12
(10) Shares Outstanding	365,045	242,190	219,546	274,936	436,909
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2020 (unaudited) (in thousands)

	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Government Money Market Portfolio	Short-Term Bond Portfolio

Assets
Unaffiliated Investments, at Value (1)	$742,366	$1,530,975	$779,263	$320,142	$353,074
Investments in Repurchase Agreements, at Value (3)	—	—	—	229,000	—
Cash	—	—	—	—	47
Foreign Currency, at Value (4)	123	432	2	—	—
Cash Collateral for Derivative Positions	—	—	—	—	44
Receivable for Portfolio Shares Sold	189	197	164	416	129
Receivable for Investment Securities Sold	—	2,433	2,073	—	30
Variation Margin Receivable	—	—	—	—	20
Prepaid Expenses and Other Assets	18	35	18	14	14
Dividends and Interest Receivable	2,736	6,015	1,921	62	1,794

Total Assets	745,432	1,540,087	783,441	549,634	355,152

Liabilities
Payable for Portfolio Shares Redeemed	150	405	205	221	60
Payable for Investment Securities Purchased	—	4,537	1,260	—	2,339
Accrued Foreign Capital Gains Tax	49	—	218	—	—
Payable for Foreign Currency	—	37	8	—	—
Investment Advisory Fees	467	689	613	138	100
Compliance Fees Payable	2	3	2	2	2
Accrued Expenses	83	139	102	39	57

Total Liabilities	751	5,810	2,408	400	2,558

Net Assets	$744,681	$1,534,277	$781,033	$549,234	$352,594

Represented By:
Aggregate Paid in Capital (10) (11)	$638,238	$1,713,771	$739,486	$549,232	$335,305
Total Distributable Earnings (Loss)	106,443	(179,494)	41,547	2	17,289

Net Assets for Shares Outstanding (10) (11)	$744,681	$1,534,277	$781,033	$549,234	$352,594

Net Asset Value, Offering and Redemption Price per Share	$1.01	$1.39	$1.01	$1.00	$1.08

(1) Unaffiliated Investments, at Cost	$668,633	$1,527,204	$692,107	$320,142	$347,548
(3) Investments in Repurchase Agreements, at Cost	—	—	—	229,000	—
(4) Foreign Currency, at Cost	123	433	2	—	—
(10) Shares Outstanding	734,441	1,101,932	775,812	549,230	325,756
(11) Shares Authorized, $.01 Par Value	2,000,000	3,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2020 (unaudited) (in thousands)

	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio

Assets
Unaffiliated Investments, at Value (1)	$3,592,992	$213,650	$391,289	$784,151	$1,037,267
Investments in Repurchase Agreements, at Value (3)	—	—	—	—	30,800
Cash	725	—	14	—	121
Foreign Currency, at Value (4)	—	—	—	—	1,257
Cash Collateral for Derivative Positions	—	396	—	—	4,769
Receivable for Portfolio Shares Sold	2,048	5	62	81	264
Receivable for Investment Securities Sold	462,119	23,142	1,254	5,475	132,446
Receivable for Financing Transactions	—	122,002	—	—	—
Variation Margin Receivable	—	113	73	—	1,668
Outstanding Swap Contracts, at Value (8)	—	—	—	—	14
Receivable for Foreign Currency	—	—	259	—	508
Prepaid Expenses and Other Assets	37	13	14	35	19
Dividends and Interest Receivable	12,823	1,145	1,199	12,983	10,961

Total Assets	4,070,744	360,466	394,164	802,725	1,220,094

Liabilities
Payable for Portfolio Shares Redeemed	553	190	74	123	291
Payable for Investment Securities Purchased	869,153	22,473	3,341	14,443	224,866
Payable for Financing Transactions	—	185,021	—	—	—
Accrued Foreign Capital Gains Tax	—	—	—	—	1
Variation Margin Payable	—	1	—	—	398
Payable to Custodian	—	2	—	—	—
Securities Sold Short, at Value (7)	—	4,838	—	—	—
Outstanding Swap Contracts, at Value (9)	—	—	7,530	—	615
Payable for Foreign Currency	—	—	—	—	2,020
Collateral from Counterparty	1,226	—	14	—	130
Investment Advisory Fees	813	69	165	292	590
Compliance Fees Payable	3	2	2	2	3
Deferred Income for Financing Transactions	—	20	—	—	—
Accrued Expenses	104	40	54	71	103

Total Liabilities	871,852	212,656	11,180	14,931	229,017

Net Assets	$3,198,892	$147,810	$382,984	$787,794	$991,077

Represented By:
Aggregate Paid in Capital (10) (11)	$2,844,397	$117,953	$362,892	$765,989	$936,973
Total Distributable Earnings (Loss)	354,495	29,857	20,092	21,805	54,104

Net Assets for Shares Outstanding (10) (11)	$3,198,892	$147,810	$382,984	$787,794	$991,077

Net Asset Value, Offering and Redemption Price per Share	$1.38	$1.35	$1.17	$0.72	$1.13

(1) Unaffiliated Investments, at Cost	$3,482,039	$209,100	$366,411	$826,540	$1,040,229
(3) Investments in Repurchase Agreements, at Cost	—	—	—	—	30,800
(4) Foreign Currency, at Cost	—	—	—	—	1,028
(7) Proceeds Received from Short Sales	—	4,836	—	—	—
(8) Premiums Paid on Swap Contracts	—	319	—	—	3,928
(9) Premiums Received from Swap Contracts	—	57	—	—	9,582
(10) Shares Outstanding	2,313,136	109,320	327,639	1,093,345	880,195
(11) Shares Authorized, $.01 Par Value	6,000,000	2,000,000	2,000,000	3,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2020 (unaudited) (in thousands)

	Balanced Portfolio	Asset Allocation Portfolio

Assets
Unaffiliated Investments, at Value (1)	$158,473	$19,662
Affiliated Investments, at Value (2)	2,003,670	250,514
Receivable for Portfolio Shares Sold	292	70
Receivable for Investment Securities Sold	4,748	673
Variation Margin Receivable	155	6
Prepaid Expenses and Other Assets	30	14
Dividends and Interest Receivable	5	—

Total Assets	2,167,373	270,939

Liabilities
Payable for Portfolio Shares Redeemed	906	20
Payable for Investment Securities Purchased	4,773	675
Investment Advisory Fees	95	12
Compliance Fees Payable	3	2
Accrued Expenses	45	27

Total Liabilities	5,822	736

Net Assets	$2,161,551	$270,203

Represented By:
Aggregate Paid in Capital (10) (11)	$1,877,768	$235,550
Total Distributable Earnings (Loss)	283,783	34,653

Net Assets for Shares Outstanding (10) (11)	$2,161,551	$270,203

Net Asset Value, Offering and Redemption Price per Share	$1.48	$1.18

(1) Unaffiliated Investments, at Cost	$152,349	$18,857
(2) Affiliated Investments, at Cost	1,869,786	235,484
(10) Shares Outstanding	1,459,364	228,466
(11) Shares Authorized, $.01 Par Value	4,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2020 (unaudited) (in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio

Investment Income
Income
Interest (1)	$16	$32	$10	$37	$178
Unaffiliated Dividends (1)	2,701	5,334	4,677	1,439	36,138

Total Income	2,717	5,366	4,687	1,476	36,316

Expenses
Investment Advisory Fees	2,178	3,559	1,248	582	3,561
Custodian Fees	18	30	14	9	18
Shareholder Reporting Fees	13	19	11	4	38
Audit Fees	14	13	13	12	18
Valuation Services	1	—	1	—	3
Compliance Fees	5	5	4	4	8
Directors Fees	23	23	20	18	38
Professional Fees	7	5	5	4	8
Trade Name Fees	—	—	—	—	27
Other Expenses	10	9	6	2	33

Total Expenses	2,269	3,663	1,322	635	3,752

Less Waived Fees:
Paid by Affiliate	(43)	(590)	(14)	(13)	(157)

Net Expenses	2,226	3,073	1,308	622	3,595

Net Investment Income (Loss)	491	2,293	3,379	854	32,721

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	(12,832)	41,914	10,627	6,781	17,378
Futures Contracts	—	—	—	—	(2,507)

Net Realized Gain (Loss) on Investments	(12,832)	41,914	10,627	6,781	14,871

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	128,554	51,141	(20,652)	(27,865)	(170,192)
Futures Contracts	—	—	—	—	(500)

Net Change in Unrealized Appreciation (Depreciation) of Investments	128,554	51,141	(20,652)	(27,865)	(170,692)

Net Gain (Loss) on Investments	115,722	93,055	(10,025)	(21,084)	(155,821)

Net Increase (Decrease) in Net Assets Resulting from Operations	$116,213	$95,348	$(6,646)	$(20,230)	$(123,100)

(1) Net of Foreign Tax	$2	$503	$11	$24	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2020 (unaudited) (in thousands)

	Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio

Investment Income
Income
Interest (1)	$18	$33	$86	$11	$100
Unaffiliated Dividends (1)	2,550	11,353	11,488	3,886	7,784

Total Income	2,568	11,386	11,574	3,897	7,884

Expenses
Investment Advisory Fees	621	2,103	2,157	2,686	1,070
Custodian Fees	27	9	17	15	13
Shareholder Reporting Fees	4	19	18	18	24
Audit Fees	12	13	13	14	13
Valuation Services	4	—	1	1	3
Compliance Fees	4	5	4	5	5
Directors Fees	18	22	21	23	23
Professional Fees	4	5	5	5	5
Trade Name Fees	—	—	—	—	46
Other Expenses	2	8	8	11	9

Total Expenses	696	2,184	2,244	2,778	1,211

Less Waived Fees:
Paid by Affiliate	(18)	(64)	(191)	(4)	(90)

Net Expenses	678	2,120	2,053	2,774	1,121

Net Investment Income (Loss)	1,890	9,266	9,521	1,123	6,763

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	(5,339)	(42,198)	(6,994)	58,881	17,363
Futures Contracts	—	—	—	—	10
Foreign Currency Transactions	(43)	—	1	—	—

Net Realized Gain (Loss) on Investments	(5,382)	(42,198)	(6,993)	58,881	17,373

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	(27,180)	(102,278)	(153,018)	(119,001)	(147,517)
Futures Contracts	—	—	120	—	(166)
Foreign Currency Transactions	85	—	(2)	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	(27,095)	(102,278)	(152,900)	(119,001)	(147,683)

Net Gain (Loss) on Investments	(32,477)	(144,476)	(159,893)	(60,120)	(130,310)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(30,587)	$(135,210)	$(150,372)	$(58,997)	$(123,547)

(1) Net of Foreign Tax	$65	$—	$199	$1	$1

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2020 (unaudited) (in thousands)

	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio	International Growth Portfolio

Investment Income
Income
Interest (1)	$49	$24	$58	$33	$20
Unaffiliated Dividends (1)	6,807	2,147	1,944	4,007	6,760

Total Income	6,856	2,171	2,002	4,040	6,780

Expenses
Investment Advisory Fees	2,151	1,596	295	2,106	2,243
Custodian Fees	34	14	17	21	76
Shareholder Reporting Fees	25	21	12	26	29
Audit Fees	13	13	12	12	14
Valuation Services	8	1	4	1	8
Compliance Fees	4	4	4	4	5
Directors Fees	20	21	18	20	21
Professional Fees	5	5	5	5	11
Trade Name Fees	—	—	13	—	—
Other Expenses	5	6	2	6	8

Total Expenses	2,265	1,681	382	2,201	2,415

Less Waived Fees:
Paid by Affiliate	(358)	—	—	(8)	—

Net Expenses	1,907	1,681	382	2,193	2,415

Net Investment Income (Loss)	4,949	490	1,620	1,847	4,365

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	(17,528)	14,723	(944)	2,391	10,382
Swap Contracts	—	—	(2,019)	—	—
Foreign Currency Transactions	1,287	—	—	—	(4)

Net Realized Gain (Loss) on Investments	(16,241)	14,723	(2,963)	2,391	10,378

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	(84,017)	(46,888)	(48,442)	(108,502)	(34,549)
Swap Contracts	—	—	(231)	—	—
Foreign Currency Transactions	361	—	—	—	30

Net Change in Unrealized Appreciation (Depreciation) of Investments	(83,656)	(46,888)	(48,673)	(108,502)	(34,519)

Net Gain (Loss) on Investments	(99,897)	(32,165)	(51,636)	(106,111)	(24,141)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(94,948)	$(31,675)	$(50,016)	$(104,264)	$(19,776)

(1) Net of Foreign Tax	$101	$—	$2	$6	$278

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2020 (unaudited) (in thousands)

	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Government Money Market Portfolio	Short-Term Bond Portfolio

Investment Income
Income
Interest (1)	$34	$211	$63	$2,244	$4,390
Unaffiliated Dividends (1)	9,888	31,710	6,169	—	—

Total Income	9,922	31,921	6,232	2,244	4,390

Expenses
Investment Advisory Fees	2,740	5,066	3,895	752	557
Custodian Fees	73	114	79	21	28
Shareholder Reporting Fees	24	49	30	8	14
Audit Fees	14	16	14	12	15
Valuation Services	8	8	8	6	23
Compliance Fees	5	6	4	4	4
Directors Fees	21	27	22	20	19
Professional Fees	11	9	17	7	5
Other Expenses	7	18	8	2	3

Total Expenses	2,903	5,313	4,077	832	668

Less Waived Fees:
Paid by Affiliate	(178)	(1,070)	(480)	(6)	—

Net Expenses	2,725	4,243	3,597	826	668

Net Investment Income (Loss)	7,197	27,678	2,635	1,418	3,722

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	(689)	(225,448)	(39,486)	2	1,391
Futures Contracts	—	—	—	—	880
Swap Contracts	—	—	—	—	79
Foreign Currency Transactions	(11)	(460)	(317)	—	—

Net Realized Gain (Loss) on Investments	(700)	(225,908)	(39,803)	2	2,350

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	(55,116)	(77,557)	(43,395)	—	3,016
Futures Contracts	—	—	—	—	(46)
Foreign Currency Transactions	44	(33)	(36)	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	(55,072)	(77,590)	(43,431)	—	2,970

Net Gain (Loss) on Investments	(55,772)	(303,498)	(83,234)	2	5,320

Net Increase (Decrease) in Net Assets Resulting from Operations	$(48,575)	$(275,820)	$(80,599)	$1,420	$9,042

(1) Net of Foreign Tax	$278	$806	$171	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2020 (unaudited) (in thousands)

	Select Bond Portfolio	Long- Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio

Investment Income
Income
Interest (1)	$38,563	$1,958	$2,061	$23,989	$19,846

Total Income	38,563	1,958	2,061	23,989	19,846

Expenses
Investment Advisory Fees	4,764	385	1,015	1,645	3,778
Custodian Fees	59	18	19	13	80
Shareholder Reporting Fees	35	5	22	32	25
Audit Fees	20	19	15	20	22
Valuation Services	26	4	8	16	27
Compliance Fees	8	4	4	4	5
Directors Fees	35	17	19	22	23
Professional Fees	7	5	5	5	8
Interest Expense	—	395	—	—	24
Other Expenses	31	1	3	8	9

Total Expenses	4,985	853	1,110	1,765	4,001

Less Waived Fees:
Paid by Affiliate	(119)	—	(72)	—	(437)

Net Expenses	4,866	853	1,038	1,765	3,564

Net Investment Income (Loss)	33,697	1,105	1,023	22,224	16,282

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	104,929	33,558	3,280	(2,792)	1,216
Futures Contracts	—	(3,725)	82	—	11,799
Options Written	—	10	—	—	222
Swap Contracts	—	(44)	(1,602)	—	(13,051)
Foreign Currency Transactions	—	—	(332)	—	3,776

Net Realized Gain (Loss) on Investments	104,929	29,799	1,428	(2,792)	3,962

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	67,098	(2,737)	16,095	(51,124)	(32,791)
Futures Contracts	—	(389)	11	—	2,974
Options Written	—	(7)	—	—	(43)
Short Sales	—	3	—	—	—
Swap Contracts	—	(1,961)	(6,111)	—	(6,464)
Foreign Currency Transactions	—	—	297	—	1,190

Net Change in Unrealized Appreciation (Depreciation) of Investments	67,098	(5,091)	10,292	(51,124)	(35,134)

Net Gain (Loss) on Investments	172,027	24,708	11,720	(53,916)	(31,172)

Net Increase (Decrease) in Net Assets Resulting from Operations	$205,724	$25,813	$12,743	$(31,692)	$(14,890)

(1) Net of Foreign Tax	$—	$—	$—	$—	$63

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2020 (unaudited) (in thousands)

	Balanced Portfolio	Asset Allocation Portfolio

Investment Income
Income
Interest (1)	$443	$44
Unaffiliated Dividends (1)	468	84

Total Income	911	128

Expenses
Investment Advisory Fees	3,183	702
Custodian Fees	12	9
Shareholder Reporting Fees	13	4
Audit Fees	18	14
Valuation Services	1	—
Compliance Fees	6	4
Directors Fees	30	19
Professional Fees	6	5
Other Expenses	21	3

Total Expenses	3,290	760

Less Waived Fees:
Paid by Affiliate	(2,652)	(636)

Net Expenses	638	124

Net Investment Income (Loss)	273	4

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	(5,348)	(686)
Affiliated Investment Securities	12,071	1,212
Futures Contracts	5,099	188

Net Realized Gain (Loss) on Investments	11,822	714

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	4,638	508
Affiliated Investment Securities	(27,961)	(9,619)
Futures Contracts	(102)	(5)

Net Change in Unrealized Appreciation (Depreciation) of Investments	(23,425)	(9,116)

Net Gain (Loss) on Investments	(11,603)	(8,402)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,330)	$(8,398)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2020 (in thousands)

	Growth Stock Portfolio		Focused Appreciation Portfolio		Large Cap Core Stock Portfolio
	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019

Change in Net Assets

Operations
Net Investment Income (Loss)	$491	$7,240	$2,293	$5,527	$3,379	$6,986
Net Realized Gain (Loss) on Investments	(12,832)	188,618	41,914	44,694	10,627	17,279
Net Change in Unrealized Appreciation (Depreciation) of Investments	128,554	63,949	51,141	211,091	(20,652)	132,939

Net Increase (Decrease) in Net Assets Resulting from Operations	116,213	259,807	95,348	261,312	(6,646)	157,204

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(113,204)	—	(60,549)	—	(36,070)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(113,204)	—	(60,549)	—	(36,070)

Capital Transactions:
Shares Sold	14,971	25,555	22,228	32,210	12,755	16,596
Reinvestment of Distributions Paid	—	113,204	—	60,549	—	36,070
Shares Redeemed	(56,581)	(100,664)	(77,862)	(130,067)	(32,423)	(59,563)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(41,610)	38,095	(55,634)	(37,308)	(19,668)	(6,897)

Total Increase (Decrease) in Net Assets	74,603	184,698	39,714	163,455	(26,314)	114,237

Net Assets
Beginning of Period	1,083,324	898,626	1,012,624	849,169	633,208	518,971

End of Period	$1,157,927	$1,083,324	$1,052,338	$1,012,624	$606,894	$633,208

Portfolio Share Transactions:
Shares Sold	4,745	8,167	7,117	10,784	8,415	10,992
Reinvestment of Distributions Paid	—	38,426	—	20,539	—	24,031
Shares Redeemed	(18,027)	(31,910)	(24,842)	(43,119)	(21,023)	(39,195)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(13,282)	14,683	(17,725)	(11,796)	(12,608)	(4,172)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2020 (in thousands)

	Large Cap Blend Portfolio		Index 500 Stock Portfolio		Large Company Value Portfolio

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019

Change in Net Assets

Operations
Net Investment Income (Loss)	$854	$8,274	$32,721	$63,286	$1,890	$3,608
Net Realized Gain (Loss) on Investments	6,781	2,310	14,871	75,221	(5,382)	6,400
Net Change in Unrealized Appreciation (Depreciation) of Investments	(27,865)	25,254	(170,692)	792,024	(27,095)	36,759

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,230)	35,838	(123,100)	930,531	(30,587)	46,767

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(17,396)	—	(139,383)	—	(17,988)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(17,396)	—	(139,383)	—	(17,988)

Capital Transactions:
Shares Sold	3,149	5,510	128,016	233,669	7,624	8,780
Reinvestment of Distributions Paid	—	17,396	—	139,383	—	17,988
Shares Redeemed	(6,567)	(20,830)	(169,702)	(306,061)	(8,102)	(23,347)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(3,418)	2,076	(41,686)	66,991	(478)	3,421

Total Increase (Decrease) in Net Assets	(23,648)	20,518	(164,786)	858,139	(31,065)	32,200

Net Assets
Beginning of Period	174,953	154,435	3,867,280	3,009,141	205,550	173,350

End of Period	$151,305	$174,953	$3,702,494	$3,867,280	$174,485	$205,550

Portfolio Share Transactions:
Shares Sold	2,977	4,586	24,195	44,202	8,776	8,809
Reinvestment of Distributions Paid	—	14,894	—	26,067	—	18,544
Shares Redeemed	(6,062)	(16,989)	(31,777)	(57,650)	(9,100)	(23,284)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(3,085)	2,491	(7,582)	12,619	(324)	4,069

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2020 (in thousands)

	Domestic Equity Portfolio		Equity Income Portfolio		Mid Cap Growth Stock Portfolio

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019

Change in Net Assets

Operations
Net Investment Income (Loss)	$9,266	$17,733	$9,521	$32,499	$1,123	$3,099
Net Realized Gain (Loss) on Investments	(42,198)	40,200	(6,993)	31,386	58,881	48,149
Net Change in Unrealized Appreciation (Depreciation) of Investments	(102,278)	101,492	(152,900)	116,745	(119,001)	251,921

Net Increase (Decrease) in Net Assets Resulting from Operations	(135,210)	159,425	(150,372)	180,630	(58,997)	303,169

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(56,580)	—	(65,431)	—	(48,747)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(56,580)	—	(65,431)	—	(48,747)

Capital Transactions:
Shares Sold	43,826	67,280	25,282	24,288	15,299	26,236
Reinvestment of Distributions Paid	—	56,580	—	65,431	—	48,748
Shares Redeemed	(36,420)	(78,394)	(37,005)	(95,340)	(42,752)	(119,019)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	7,406	45,466	(11,723)	(5,621)	(27,453)	(44,035)

Total Increase (Decrease) in Net Assets	(127,804)	148,311	(162,095)	109,578	(86,450)	210,387

Net Assets
Beginning of Period	920,776	772,465	814,252	704,674	1,153,757	943,370

End of Period	$792,972	$920,776	$652,157	$814,252	$1,067,307	$1,153,757

Portfolio Share Transactions:
Shares Sold	30,240	39,915	18,134	14,304	4,984	8,175
Reinvestment of Distributions Paid	—	34,105	—	39,322	—	14,898
Shares Redeemed	(23,331)	(46,398)	(23,991)	(55,588)	(13,788)	(36,703)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	6,909	27,622	(5,857)	(1,962)	(8,804)	(13,630)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2020 (in thousands)

	Index 400 Stock Portfolio		Mid Cap Value Portfolio		Small Cap Growth Stock Portfolio
	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019

Change in Net Assets

Operations
Net Investment Income (Loss)	$6,763	$12,712	$4,949	$9,457	$490	$779
Net Realized Gain (Loss) on Investments	17,373	42,521	(16,241)	(762)	14,723	38,612
Net Change in Unrealized Appreciation (Depreciation) of Investments	(147,683)	149,963	(83,656)	127,414	(46,888)	142,894

Net Increase (Decrease) in Net Assets Resulting from Operations	(123,547)	205,196	(94,948)	136,109	(31,675)	182,285

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(71,654)	—	(58,194)	—	(88,795)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(71,654)	—	(58,194)	—	(88,795)

Capital Transactions:
Shares Sold	49,632	72,548	28,865	37,275	16,890	34,695
Reinvestment of Distributions Paid	—	71,654	—	58,194	—	88,795
Shares Redeemed	(38,861)	(77,234)	(20,813)	(53,813)	(28,244)	(65,732)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	10,771	66,968	8,052	41,656	(11,354)	57,758

Total Increase (Decrease) in Net Assets	(112,776)	200,510	(86,896)	119,571	(43,029)	151,248

Net Assets
Beginning of Period	993,290	792,780	591,514	471,943	671,870	520,622

End of Period	$880,514	$993,290	$504,618	$591,514	$628,841	$671,870

Portfolio Share Transactions:
Shares Sold	30,759	37,040	21,869	23,199	7,094	13,107
Reinvestment of Distributions Paid	—	37,476	—	37,424	—	35,718
Shares Redeemed	(22,272)	(39,222)	(14,437)	(33,386)	(11,508)	(24,149)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	8,487	35,294	7,432	27,237	(4,414)	24,676

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2020 (in thousands)

	Index 600 Stock Portfolio		Small Cap Value Portfolio		International Growth Portfolio
	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019

Change in Net Assets

Operations
Net Investment Income (Loss)	$1,620	$3,276	$1,847	$2,758	$4,365	$13,008
Net Realized Gain (Loss) on Investments	(2,963)	12,161	2,391	32,321	10,378	4,589
Net Change in Unrealized Appreciation (Depreciation) of Investments	(48,673)	35,968	(108,502)	97,406	(34,519)	197,373

Net Increase (Decrease) in Net Assets Resulting from Operations	(50,016)	51,405	(104,264)	132,485	(19,776)	214,970

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(18,910)	—	(91,498)	—	(11,555)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(18,910)	—	(91,498)	—	(11,555)

Capital Transactions:
Shares Sold	32,330	41,873	16,733	24,975	30,676	56,589
Reinvestment of Distributions Paid	—	18,910	—	91,498	—	11,555
Shares Redeemed	(14,465)	(24,970)	(27,302)	(81,998)	(38,679)	(81,528)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	17,865	35,813	(10,569)	34,475	(8,003)	(13,384)

Total Increase (Decrease) in Net Assets	(32,151)	68,308	(114,833)	75,462	(27,779)	190,031

Net Assets
Beginning of Period	290,111	221,803	605,534	530,072	816,113	626,082

End of Period	$257,960	$290,111	$490,701	$605,534	$788,334	$816,113

Portfolio Share Transactions:
Shares Sold	29,362	30,152	10,342	11,416	18,228	34,640
Reinvestment of Distributions Paid	—	13,894	—	44,546	—	6,891
Shares Redeemed	(12,323)	(17,963)	(14,619)	(36,079)	(22,356)	(49,535)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	17,039	26,083	(4,277)	19,883	(4,128)	(8,004)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2020 (in thousands)

	Research International Core Portfolio		International Equity Portfolio		Emerging Markets Equity Portfolio
	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019

Change in Net Assets

Operations
Net Investment Income (Loss)	$7,197	$16,017	$27,678	$56,597	$2,635	$18,016
Net Realized Gain (Loss) on Investments	(700)	14,459	(225,908)	(40,915)	(39,803)	2,200
Net Change in Unrealized Appreciation (Depreciation) of Investments	(55,072)	140,464	(77,590)	186,767	(43,431)	119,317

Net Increase (Decrease) in Net Assets Resulting from Operations	(48,575)	170,940	(275,820)	202,449	(80,599)	139,533

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(30,579)	—	(121,837)	—	(8,489)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(30,579)	—	(121,837)	—	(8,489)

Capital Transactions:
Shares Sold	36,847	82,088	78,216	135,633	59,356	91,156
Reinvestment of Distributions Paid	—	30,579	—	121,837	—	8,489
Shares Redeemed	(28,476)	(63,728)	(61,153)	(149,116)	(31,733)	(72,029)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	8,371	48,939	17,063	108,354	27,623	27,616

Total Increase (Decrease) in Net Assets	(40,204)	189,300	(258,757)	188,966	(52,976)	158,660

Net Assets
Beginning of Period	784,885	595,585	1,793,034	1,604,068	834,010	675,350

End of Period	$744,681	$784,885	$1,534,277	$1,793,034	$781,034	$834,010

Portfolio Share Transactions:
Shares Sold	38,467	82,156	57,474	82,824	64,174	86,825
Reinvestment of Distributions Paid	—	31,076	—	79,737	—	8,108
Shares Redeemed	(29,293)	(63,528)	(42,344)	(91,119)	(32,384)	(69,290)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	9,174	49,704	15,130	71,442	31,790	25,643

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2020 (in thousands)

	Government Money Market Portfolio		Short-Term Bond Portfolio		Select Bond Portfolio
	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019

Change in Net Assets

Operations
Net Investment Income (Loss)	$1,418	$8,380	$3,722	$7,966	$33,697	$86,025
Net Realized Gain (Loss) on Investments	2	6	2,350	1,432	104,929	120,013
Net Change in Unrealized Appreciation (Depreciation) of Investments	—	—	2,970	4,310	67,098	51,048

Net Increase (Decrease) in Net Assets Resulting from Operations	1,420	8,386	9,042	13,708	205,724	257,086

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	(1,418)	(8,386)	—	(6,513)	—	(85,804)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(1,418)	(8,386)	—	(6,513)	—	(85,804)

Capital Transactions:
Shares Sold	242,024	216,196	38,816	64,924	155,748	240,747
Reinvestment of Distributions Paid	1,418	8,386	—	6,513	—	85,804
Shares Redeemed	(140,727)	(221,539)	(29,838)	(50,599)	(354,630)	(273,776)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	102,715	3,043	8,978	20,838	(198,882)	52,775

Total Increase (Decrease) in Net Assets	102,717	3,043	18,020	28,033	6,842	224,057

Net Assets
Beginning of Period	446,517	443,474	334,574	306,541	3,192,050	2,967,993

End of Period	$549,234	$446,517	$352,594	$334,574	$3,198,892	$3,192,050

Portfolio Share Transactions:
Shares Sold	242,024	216,196	36,926	61,913	116,508	188,816
Reinvestment of Distributions Paid	1,418	8,386	—	6,221	—	66,669
Shares Redeemed	(140,727)	(221,539)	(28,267)	(48,296)	(266,376)	(213,032)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	102,715	3,043	8,659	19,838	(149,868)	42,453

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2020 (in thousands)

	Long-Term U.S. Government Bond Portfolio		Inflation Protection Portfolio		High Yield Bond Portfolio
	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019

Change in Net Assets

Operations
Net Investment Income (Loss)	$1,105	$2,456	$1,023	$7,833	$22,224	$47,147
Net Realized Gain (Loss) on Investments	29,799	3,309	1,428	(286)	(2,792)	638
Net Change in Unrealized Appreciation (Depreciation) of Investments	(5,091)	8,697	10,292	23,819	(51,124)	65,178

Net Increase (Decrease) in Net Assets Resulting from Operations	25,813	14,462	12,743	31,366	(31,692)	112,963

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(2,528)	—	(9,618)	—	(45,460)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(2,528)	—	(9,618)	—	(45,460)

Capital Transactions:
Shares Sold	20,985	15,239	20,263	39,741	26,020	47,523
Reinvestment of Distributions Paid	—	2,528	—	9,618	—	45,460
Shares Redeemed	(21,842)	(18,315)	(31,155)	(39,546)	(52,661)	(77,725)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(857)	(548)	(10,892)	9,813	(26,641)	15,258

Total Increase (Decrease) in Net Assets	24,956	11,386	1,851	31,561	(58,333)	82,761

Net Assets
Beginning of Period	122,854	111,468	381,132	349,571	846,127	763,366

End of Period	$147,810	$122,854	$382,983	$381,132	$787,794	$846,127

Portfolio Share Transactions:
Shares Sold	16,256	13,791	17,734	35,689	36,677	64,387
Reinvestment of Distributions Paid	—	2,194	—	8,603	—	62,790
Shares Redeemed	(16,773)	(16,666)	(27,731)	(35,493)	(75,273)	(105,722)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(517)	(681)	(9,997)	8,799	(38,596)	21,455

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2020 (in thousands)

	Multi-Sector Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio
	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019

Change in Net Assets

Operations
Net Investment Income (Loss)	$16,282	$33,761	$273	$47,064	$4	$5,369
Net Realized Gain (Loss) on Investments	3,962	31,714	11,822	86,806	714	13,035
Net Change in Unrealized Appreciation (Depreciation) of Investments	(35,134)	57,915	(23,425)	225,247	(9,116)	33,252

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,890)	123,390	(11,330)	359,117	(8,398)	51,656

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(44,581)	—	(163,253)	—	(23,174)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(44,581)	—	(163,253)	—	(23,174)

Capital Transactions:
Shares Sold	51,847	115,642	41,981	102,159	8,316	18,019
Reinvestment of Distributions Paid	—	44,581	—	163,253	—	23,173
Shares Redeemed	(67,704)	(92,151)	(123,335)	(272,394)	(17,453)	(31,447)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(15,857)	68,072	(81,354)	(6,982)	(9,137)	9,745

Total Increase (Decrease) in Net Assets	(30,747)	146,881	(92,684)	188,882	(17,535)	38,227

Net Assets
Beginning of Period	1,021,824	874,943	2,254,235	2,065,353	287,738	249,511

End of Period	$991,077	$1,021,824	$2,161,551	$2,254,235	$270,203	$287,738

Portfolio Share Transactions:
Shares Sold	46,587	103,219	29,140	69,385	7,334	15,009
Reinvestment of Distributions Paid	—	40,019	—	114,243	—	20,012
Shares Redeemed	(63,123)	(82,440)	(86,486)	(185,487)	(15,258)	(26,372)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(16,536)	60,798	(57,346)	(1,859)	(7,924)	8,649

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Cash Flows

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2020 (unaudited) (in thousands)

Long-Term U.S. Government Bond Portfolio

Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations	$25,813
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from
Operations to Net Cash from Operating Activities
Purchase of Investment Securities	(325,199)
Proceeds from Disposition of Investment Securities	295,590
Proceeds from Disposition (Purchase) of Short-Term Investments, net	275
Proceeds from (Payments for) Closed Futures Contracts and Cleared Swaps	(6,134)
Proceeds from Securities Sold Short	37,060
Amortization (Accretion) of Premium/Discount, net	270
(Increase) Decrease in:
Receivable for Investment Securities Sold	(6,167)
Prepaid Expenses and Other Assets	(11)
Dividends and Interest Receivable	(187)
Increase (Decrease) in:
Payable for Investment Advisory Fees	4
Accrued Expenses	11
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities	2,737
Futures Contracts	389
Options Written	7
Short Sales	(3)
Swap Contracts	1,961
Net Realized (Gain) Loss from:
Investment Securities	(33,672)
Futures Contracts	3,725
Options Written	(10)
Paydowns	(9)
Short Sales	115
Swap Contracts	44

Total Adjustments	(29,204)

Net Cash (Used in) Provided by Operating Activities	(3,391)

Cash Flows from Financing Activities
Cash Received from Financing Transactions	3,437,990
Cash (Used for) Financing Transactions	(3,408,348)
Proceeds from Reverse Repurchase Agreements	1,093
Payments from Reverse Repurchase Agreements	(26,448)
Proceeds from Portfolio Shares Sold	21,016
Payment on Portfolio Shares Redeemed	(21,667)

Net Cash (Used in) Provided by Financing Activities	3,636

Net Increase (Decrease) in Cash and Cash Equivalents	245
Cash and Restricted Cash, Beginning of Period	151

Cash and Restricted Cash, End of Period	$396

Cash and Restricted Cash is the sum of Cash and Cash Collateral for Derivative Positions from the Statement of Assets and Liabilities. Supplemental disclosure of cash flow information:

Interest paid was $599 for the period ended June 30, 2020.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments
Growth Stock Portfolio
2020(j)	$3.18	$0.00	(e)	$0.35	$0.35	$—	$—
2019	2.75	0.02		0.77	0.79	(0.02)	(0.34)
2018	3.03	0.02		0.08	0.10	(0.02)	(0.36)
2017	2.58	0.02		0.59	0.61	(0.03)	(0.13)
2016	2.81	0.03		0.04	0.07	(0.02)	(0.28)
2015	2.87	0.02		0.15	0.17	(0.02)	(0.21)
Focused Appreciation Portfolio
2020(j)	$3.17	$0.01		$0.31	$0.32	$—	$—
2019	2.57	0.02		0.78	0.80	(0.02)	(0.18)
2018	2.71	0.02		(0.07)	(0.05)	(0.01)	(0.08)
2017	2.08	0.02		0.68	0.70	(0.02)	(0.05)
2016	2.68	0.02		0.17	0.19	(0.01)	(0.78)
2015	2.63	0.01		0.34	0.35	—	(0.30)
Large Cap Core Stock Portfolio
2020(j)	$1.62	$0.01		$(0.03)	$(0.02)	$—	$—
2019	1.31	0.02		0.39	0.41	(0.02)	(0.08)
2018	1.96	0.02		(0.05)	(0.03)	(0.03)	(0.59)
2017	1.60	0.03		0.36	0.39	(0.03)	—
2016	1.54	0.03		0.09	0.12	(0.03)	(0.03)
2015	1.65	0.03		(0.08)	(0.05)	(0.04)	(0.02)
Large Cap Blend Portfolio
2020(j)	$1.22	$0.01		$(0.15)	$(0.14)	$—	$—
2019	1.09	0.06		0.20	0.26	(0.01)	(0.12)
2018	1.21	0.01		(0.06)	(0.05)	(0.01)	(0.06)
2017	1.07	0.01		0.20	0.21	(0.01)	(0.06)
2016	1.03	0.01		0.12	0.13	(0.01)	(0.08)
2015	1.12	0.01		(0.03)	(0.02)	(0.01)	(0.06)
Index 500 Stock Portfolio
2020(j)	$5.79	$0.05		$(0.24)	$(0.19)	$—	$—
2019	4.59	0.10		1.32	1.42	(0.09)	(0.13)
2018	4.93	0.09		(0.30)	(0.21)	(0.08)	(0.05)
2017	4.17	0.08		0.81	0.89	(0.08)	(0.05)
2016	3.88	0.08		0.37	0.45	(0.07)	(0.09)
2015	3.98	0.07		(0.03)	0.04	(0.07)	(0.07)
Large Company Value Portfolio
2020(j)	$1.03	$0.01		$(0.16)	$(0.15)	$—	$—
2019	0.89	0.02		0.21	0.23	(0.02)	(0.07)
2018	1.06	0.02		(0.09)	(0.07)	(0.02)	(0.08)
2017	1.02	0.02		0.08	0.10	(0.02)	(0.04)
2016	0.99	0.02		0.12	0.14	(0.02)	(0.09)
2015	1.15	0.02		(0.06)	(0.04)	(0.02)	(0.10)
Domestic Equity Portfolio
2020(j)	$1.75	$0.02		$(0.28)	$(0.26)	$—	$—
2019	1.55	0.03		0.28	0.31	(0.03)	(0.08)
2018	1.68	0.03		(0.07)	(0.04)	(0.03)	(0.06)
2017	1.54	0.03		0.18	0.21	(0.03)	(0.04)
2016	1.41	0.03		0.19	0.22	(0.03)	(0.06)
2015	1.44	0.03		(0.03)	0.00 (e)	(0.03)	—

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based on the direct expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(j)	For the six months ended June 30, 2020. (Unaudited)
(e)	Amount is less than $0.005.
(c)	Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$—	$3.53	11.20%	$1,157,927	0.43	%(c)	0.42	%(c)	0.09	%(c)	12.56%
(0.36)	3.18	29.68	1,083,324	0.43		0.42		0.71		116.28
(0.38)	2.75	1.26	898,626	0.43		0.42		0.68		47.87
(0.16)	3.03	24.27	959,854	0.43		0.42		0.78		57.70
(0.30)	2.58	2.47	837,980	0.43		0.43		0.97		65.66
(0.23)	2.81	6.01	860,348	0.43		0.42		0.82		50.12

$—	$3.49	10.02%	$1,052,338	0.75	%(c)	0.63	%(c)	0.47	%(c)	13.44%
(0.20)	3.17	31.97	1,012,624	0.75		0.63		0.58		6.57
(0.09)	2.57	(2.34)	849,169	0.75		0.63		0.65		7.12
(0.07)	2.71	33.62	945,385	0.75		0.63		0.66		3.50
(0.79)	2.08	5.87	771,800	0.76		0.63		0.83		9.38
(0.30)	2.68	13.64	778,837	0.76		0.63		0.27		131.33

$—	$1.60	(0.99)%	$606,894	0.45	%(c)	0.45	%(c)	1.15	%(c)	38.23%
(0.10)	1.62	31.19	633,208	0.45		0.44		1.19		53.53
(0.62)	1.31	(6.04)	518,971	0.45		0.44		1.23		64.61
(0.03)	1.96	24.87	592,577	0.45		0.44		1.56		100.72
(0.06)	1.60	7.57	514,495	0.45		0.45		1.96		6.83
(0.06)	1.54	(3.06)	509,411	0.45		0.44		2.04		13.36

$—	$1.08	(11.66)%	$151,306	0.84	%(c)	0.82	%(c)	1.12	%(c)	20.64%
(0.13)	1.22	23.97	174,953	0.82		0.82		4.92		23.99
(0.07)	1.09	(4.00)	154,435	0.82		0.82		1.20		25.22
(0.07)	1.21	19.02	176,221	0.81		0.81		0.75		16.09
(0.09)	1.07	13.99	164,752	0.82		0.81		0.97		21.12
(0.07)	1.03	(2.42)	153,841	0.81		0.81		0.99		16.11

$—	$5.60	(3.16)%	$3,702,494	0.21	%(c)	0.20	%(c)	1.84	%(c)	1.64%
(0.22)	5.79	31.18	3,867,280	0.21		0.20		1.81		3.54
(0.13)	4.59	(4.58)	3,009,141	0.21		0.20		1.74		4.16
(0.13)	4.93	21.52	3,222,137	0.21		0.21		1.82		2.92
(0.16)	4.17	11.73	2,678,914	0.21		0.21		1.97		3.28
(0.14)	3.88	1.17	2,386,253	0.21		0.21		1.87		4.17

$—	$0.88	(14.91)%	$174,485	0.78	%(c)	0.76	%(c)	2.13	%(c)	46.34%
(0.09)	1.03	27.66	205,550	0.77		0.75		1.86		62.00
(0.10)	0.89	(7.92)	173,350	0.76		0.74		1.89		60.83
(0.06)	1.06	11.10	199,836	0.75		0.73		2.15		53.45
(0.11)	1.02	15.36	195,773	0.75		0.72		2.07		79.86
(0.12)	0.99	(3.85)	174,429	0.74		0.71		1.49		52.53

$—	$1.49	(15.03)%	$792,972	0.55	%(c)	0.53	%(c)	2.33	%(c)	14.51%
(0.11)	1.75	20.77	920,776	0.54		0.53		2.08		11.83
(0.09)	1.55	(2.81)	772,465	0.54		0.53		1.92		14.33
(0.07)	1.68	13.78	819,213	0.55		0.54		1.91		12.37
(0.09)	1.54	14.98	720,940	0.55		0.55		2.00		12.24
(0.03)	1.41	(0.09)	610,458	0.56		0.55		2.06		14.15

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments
Equity Income Portfolio
2020(j)	$1.78	$0.02		$(0.36)	$(0.34)	$—		$—
2019	1.53	0.07		0.33	0.40	(0.04)		(0.11)
2018	1.86	0.04		(0.19)	(0.15)	(0.04)		(0.14)
2017	1.72	0.04		0.23	0.27	(0.04)		(0.09)
2016	1.56	0.04		0.24	0.28	(0.03)		(0.09)
2015	1.77	0.03		(0.14)	(0.11)	(0.03)		(0.07)
Mid Cap Growth Stock Portfolio
2020(j)	$3.42	$0.00	(e)	$(0.17)	$(0.17)	$—		$—
2019	2.69	0.01		0.87	0.88	(0.01)		(0.14)
2018	3.46	0.01		(0.17)	(0.16)	(0.00	)(e)	(0.61)
2017	2.88	0.00	(e)	0.59	0.59	(0.01)		—
2016	3.11	0.01		0.02	0.03	(0.01)		(0.25)
2015	3.40	0.01		0.02	0.03	(0.00	)(e)	(0.32)
Index 400 Stock Portfolio
2020(j)	$2.02	$0.01		$(0.27)	$(0.26)	$—		$—
2019	1.74	0.03		0.40	0.43	(0.02)		(0.13)
2018	2.11	0.03		(0.24)	(0.21)	(0.02)		(0.14)
2017	1.96	0.02		0.27	0.29	(0.02)		(0.12)
2016	1.77	0.02		0.33	0.35	(0.02)		(0.14)
2015	1.96	0.02		(0.07)	(0.05)	(0.02)		(0.12)
Mid Cap Value Portfolio
2020(j)	$1.65	$0.01		$(0.28)	$(0.27)	$—		$—
2019	1.43	0.03		0.37	0.40	(0.03)		(0.15)
2018	1.83	0.03		(0.23)	(0.20)	(0.03)		(0.17)
2017	1.73	0.03		0.16	0.19	(0.03)		(0.06)
2016	1.54	0.03		0.32	0.35	(0.03)		(0.13)
2015	1.77	0.02		(0.04)	(0.02)	(0.03)		(0.18)
Small Cap Growth Stock Portfolio
2020(j)	$2.72	$0.00	(e)	$(0.12)	$(0.12)	$—		$—
2019	2.35	0.00	(e)	0.79	0.79	(0.00	)(e)	(0.42)
2018	2.88	0.00	(e)	(0.28)	(0.28)	—		(0.25)
2017	2.39	0.00	(e)	0.52	0.52	(0.00	)(e)	(0.03)
2016	2.37	0.00	(e)	0.28	0.28	(0.01)		(0.25)
2015	2.50	0.01		(0.01)	—	(0.00	)(e)	(0.13)
Index 600 Stock Portfolio
2020(j)	$1.43	$0.01		$(0.27)	$(0.26)	$—		$—
2019	1.26	0.02		0.25	0.27	(0.00	)(e)	(0.10)
2018	1.45	0.02		(0.13)	(0.11)	(0.02)		(0.06)
2017	1.36	0.01		0.16	0.17	(0.03)		(0.05)
2016	1.13	0.01		0.29	0.30	(0.01)		(0.06)
2015	1.16	0.01		(0.04)	(0.03)	—		(0.00	)(e)
Small Cap Value Portfolio
2020(j)	$2.17	$0.01		$(0.40)	$(0.39)	$—		$—
2019	2.04	0.01		0.50	0.51	(0.01)		(0.37)
2018	2.54	0.01		(0.31)	(0.30)	(0.01)		(0.19)
2017	2.42	0.02		0.25	0.27	(0.02)		(0.13)
2016	2.10	0.02		0.61	0.63	(0.02)		(0.29)
2015	2.38	0.02		(0.14)	(0.12)	(0.02)		(0.14)

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based on the direct expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(j)	For the six months ended June 30, 2020. (Unaudited)
(c)	Computed on an annualized basis.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Total Distributions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$—		$1.44	(18.84)%	$652,157	0.66	%(c)	0.61	%(c)	2.81	%(c)	18.88%
(0.15)		1.78	26.61	814,252	0.65		0.61		4.21		18.23
(0.18)		1.53	(9.35)	704,674	0.65		0.61		2.25		16.57
(0.13)		1.86	16.24	844,398	0.65		0.62		2.04		21.27
(0.12)		1.72	19.17	798,167	0.66		0.64		2.42		23.09
(0.10)		1.56	(6.74)	732,781	0.65		0.65		2.08		37.97

$—		$3.25	(4.99)%	$1,067,307	0.54	%(c)	0.54	%(c)	0.22	%(c)	24.69%
(0.15)		3.42	33.01	1,153,757	0.54		0.54		0.28		29.79
(0.61)		2.69	(7.38)	943,370	0.54		0.54		0.19		32.73
(0.01)		3.46	20.29	1,097,433	0.54		0.54		0.14		148.03
(0.26)		2.88	0.83	983,395	0.54		0.54		0.29		57.23
(0.32)		3.11	0.71	1,025,151	0.53		0.52		0.17		68.54

$—		$1.76	(12.83)%	$880,514	0.28	%(c)	0.26	%(c)	1.58	%(c)	9.96%
(0.15)		2.02	25.88	993,290	0.28		0.26		1.38		16.43
(0.16)		1.74	(11.33)	792,780	0.28		0.26		1.29		18.23
(0.14)		2.11	15.96	896,559	0.28		0.26		1.22		18.08
(0.16)		1.96	20.38	773,157	0.28		0.27		1.31		19.44
(0.14)		1.77	(2.38)	634,401	0.28		0.27		1.23		18.70

$—		$1.38	(16.44)%	$504,618	0.90	%(c)	0.75	%(c)	1.96	%(c)	44.20%
(0.18)		1.65	29.21	591,514	0.89		0.75		1.74		43.65
(0.20)		1.43	(12.85)	471,943	0.89		0.76		1.50		61.68
(0.09)		1.83	11.81	564,624	0.88		0.76		1.79		46.45
(0.16)		1.73	23.23	518,217	0.89		0.77		1.71		53.81
(0.21)		1.54	(1.33)	410,233	0.89		0.77		1.38		71.46

$—		$2.60	(4.70)%	$628,842	0.57	%(c)	0.57	%(c)	0.17	%(c)	35.00%
(0.42)		2.72	35.69	671,870	0.56		0.56		0.13		42.17
(0.25)		2.35	(11.71)	520,622	0.56		0.56		0.10		52.15
(0.03)		2.88	21.61	627,901	0.56		0.56		(0.01)		43.11
(0.26)		2.39	12.25	545,052	0.58		0.58		0.19		44.26
(0.13)		2.37	0.32	494,932	0.57		0.56		0.22		48.21

$—		$1.17	(18.00)%	$257,960	0.31	%(c)	0.31	%(c)	1.32	%(c)	16.75%
(0.10)		1.43	22.44	290,111	0.31		0.31		1.25		32.91
(0.08)		1.26	(8.78)	221,803	0.31		0.31		1.06		37.83
(0.08)		1.45	12.93	222,348	0.33		0.33		1.04		36.46
(0.07)		1.36	26.12	173,883	0.36		0.35		1.00		52.14
(0.00	)(e)	1.13	(2.35)	113,993	0.36		0.34		0.95		46.59

$—		$1.78	(17.70)%	$490,701	0.89	%(c)	0.89	%(c)	0.75	%(c)	11.04%
(0.38)		2.17	25.89	605,534	0.88		0.87		0.48		25.34
(0.20)		2.04	(12.73)	530,072	0.88		0.87		0.43		22.36
(0.15)		2.54	11.65	673,234	0.88		0.86		0.56		14.51
(0.31)		2.42	32.39	647,830	0.89		0.88		0.93		24.02
(0.16)		2.10	(5.45)	514,970	0.88		0.88		1.00		35.53

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments
International Growth Portfolio
2020(j)	$1.85	$0.01		$(0.06)	$(0.05)	$—		$—
2019	1.39	0.03		0.46	0.49	(0.02)		(0.01)
2018	1.59	0.02		(0.20)	(0.18)	(0.02)		—
2017	1.24	0.02		0.35	0.37	(0.02)		—
2016	1.30	0.02		(0.07)	(0.05)	(0.01)		—
2015	1.34	0.02		(0.04)	(0.02)	(0.02)		—
Research International Core Portfolio
2020(j)	$1.08	$0.01		$(0.08)	$(0.07)	$—		$—
2019	0.88	0.02		0.23	0.25	(0.02)		(0.03)
2018	1.04	0.02		(0.16)	(0.14)	(0.02)		—
2017	0.82	0.02		0.22	0.24	(0.02)		—
2016	0.85	0.02		(0.03)	(0.01)	(0.01)		(0.01)
2015	0.90	0.02		(0.03)	(0.01)	(0.02)		(0.02)
International Equity Portfolio
2020(j)	$1.65	$0.03		$(0.29)	$(0.26)	$—		$—
2019	1.58	0.05		0.14	0.19	(0.04)		(0.08)
2018	1.91	0.04		(0.32)	(0.28)	(0.05)		—
2017	1.60	0.04		0.31	0.35	(0.04)		—
2016	1.61	0.04		0.00 (e)	0.04	(0.03)		(0.02)
2015	1.77	0.04		(0.08)	(0.04)	(0.05)		(0.07)
Emerging Markets Equity Portfolio
2020(j)	$1.12	$0.00	(e)	$(0.11)	$(0.11)	$—		$—
2019	0.94	0.02		0.17	0.19	(0.01)		—
2018	1.10	0.01		(0.16)	(0.15)	(0.01)		—
2017	0.87	0.02		0.22	0.24	(0.01)		—
2016	0.80	0.01		0.07	0.08	(0.01)		—
2015	0.93	0.01		(0.13)	(0.12)	(0.01)		—
Government Money Market Portfolio
2020(j)	$1.00	$0.00	(e)	$—	$0.00 (e)	$(0.00	)(e)	$—
2019	1.00	0.02		—	0.02	(0.02)		(0.00	)(e)
2018	1.00	0.02		—	0.02	(0.02)		(0.00	)(e)
2017	1.00	0.01		0.00 (e)	0.01	(0.01)		(0.00	)(e)
2016	1.00	0.00	(e)	—	0.00 (e)	(0.00	)(e)	(0.00	)(e)
2015	1.00	0.00	(e)	—	0.00 (e)	(0.00	)(e)	(0.00	)(e)
Short-Term Bond Portfolio
2020(j)	$1.06	$0.01		$0.01	$0.02	$—		$—
2019	1.03	0.03		0.02	0.05	(0.02)		—
2018	1.03	0.02		—	0.02	(0.02)		—
2017	1.03	0.02		(0.01)	0.01	(0.01)		—
2016	1.03	0.01		—	0.01	(0.01)		—
2015	1.03	0.01		0.00 (e)	0.01	(0.01)		—
Select Bond Portfolio
2020(j)	$1.30	$0.01		$0.07	$0.08	$—		$—
2019	1.23	0.04		0.07	0.11	(0.04)		—
2018	1.26	0.03		(0.03)	0.00 (e)	(0.03)		—
2017	1.26	0.03		0.02	0.05	(0.03)		(0.02)
2016	1.25	0.02		0.03	0.05	(0.03)		(0.01)
2015	1.27	0.02		(0.01)	0.01	(0.02)		(0.01)

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based on the direct expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(j)	For the six months ended June 30, 2020. (Unaudited)
(c)	Computed on an annualized basis.
(e)	Amount is less than $0.005.
(g)	Portfolio Turnover Rate excludes the impact of TBA transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Total Distributions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$—		$1.80	(2.49)%	$788,334	0.64	%(c)	0.64	%(c)	1.16	%(c)	13.78%
(0.03)		1.85	34.80	816,113	0.64		0.64		1.79		20.66
(0.02)		1.39	(11.28)	626,082	0.65		0.65		1.28		33.34
(0.02)		1.59	30.03	697,581	0.67		0.67		1.32		19.52
(0.01)		1.24	(3.41)	523,122	0.71		0.71		1.67		25.57
(0.02)		1.30	(1.73)	485,313	0.74		0.74		1.12		134.92

$—		$1.01	(6.28)%	$744,681	0.82	%(c)	0.77	%(c)	2.03	%(c)	12.48%
(0.05)		1.08	28.25	784,885	0.82		0.77		2.32		17.55
(0.02)		0.88	(13.66)	595,585	0.82		0.77		1.88		24.38
(0.02)		1.04	28.21	658,005	0.86		0.81		1.74		27.88
(0.02)		0.82	(1.12)	499,649	0.92		0.88		1.99		40.80
(0.04)		0.85	(1.11)	498,395	0.91		0.91		1.78		32.43

$—		$1.39	(15.64)%	$1,534,277	0.69	%(c)	0.55	%(c)	3.59	%(c)	33.27%
(0.12)		1.65	12.60	1,793,034	0.68		0.54		3.33		42.61
(0.05)		1.58	(15.41)	1,604,068	0.68		0.54		2.36		31.04
(0.04)		1.91	22.30	1,927,673	0.70		0.57		2.40		20.68
(0.05)		1.60	2.89	1,628,267	0.71		0.62		2.65		16.25
(0.12)		1.61	(2.21)	1,605,948	0.73		0.64		2.05		18.80

$—		$1.01	(10.17)%	$781,033	1.11	%(c)	0.98	%(c)	0.72	%(c)	14.74%
(0.01)		1.12	20.60	834,010	1.11		0.99		2.40		22.42
(0.01)		0.94	(13.75)	675,350	1.11		1.00		1.27		16.67
(0.01)		1.10	27.84	718,281	1.18		1.06		1.61		98.21
(0.01)		0.87	9.06	521,800	1.25		1.16		1.24		47.33
(0.01)		0.80	(12.24)	444,297	1.32		1.32		0.91		45.83

$(0.00	)(e)	$1.00	0.31%	$549,234	0.33	%(c)	0.33	%(c)	0.57	%(c)	—%
(0.02)		1.00	1.94	446,517	0.33		0.33		1.91		—
(0.02)		1.00	1.54	443,474	0.34		0.34		1.53		—
(0.01)		1.00	0.60	439,438	0.33		0.33		0.59		—
(0.00	)(e)	1.00	0.13	501,635	0.32		0.32		0.11		—
(0.00	)(e)	1.00	0.01	445,287	0.33		0.26		0.01		—

$—		$1.08	2.56%	$352,594	0.39	%(c)	0.39	%(c)	2.19	%(c)	31.86	%(g)
(0.02)		1.06	4.38	334,574	0.39		0.39		2.47		56.20	(g)
(0.02)		1.03	1.36	306,541	0.39		0.39		2.14		41.45	(g)
(0.01)		1.03	1.33	293,514	0.42		0.41		1.60		45.77
(0.01)		1.03	1.67	269,833	0.43		0.43		1.33		36.61
(0.01)		1.03	0.72	244,204	0.43		0.42		1.17		35.76

$—		$1.38	6.71%	$3,198,892	0.31	%(c)	0.31	%(c)	2.12	%(c)	225.98	%(g)
(0.04)		1.30	8.65	3,192,050	0.31		0.30		2.76		402.78	(g)
(0.03)		1.23	(0.21)	2,967,993	0.31		0.31		2.74		293.74	(g)
(0.05)		1.26	3.58	2,943,934	0.32		0.31		2.15		390.26	(g)
(0.04)		1.26	3.06	2,839,045	0.32		0.31		1.91		524.79	(g)
(0.03)		1.25	0.53	2,856,958	0.31		0.31		1.76		476.41	(g)

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments
Long-Term U.S. Government Bond Portfolio(s)
2020(j)	$1.12	$0.01		$0.22	$0.23	$—	$—
2019	1.01	0.02		0.11	0.13	(0.02)	—
2018	1.08	0.03		(0.06)	(0.03)	(0.02)	(0.02)
2017	1.06	0.03		0.05	0.08	(0.02)	(0.04)
2016	1.08	0.03		(0.01)	0.02	(0.02)	(0.02)
2015	1.12	0.03		(0.05)	(0.02)	(0.02)	—
Inflation Protection Portfolio
2020(j)	$1.13	$0.00	(e)	$0.04	$0.04	$—	$—
2019	1.06	0.02		0.08	0.10	(0.03)	—
2018	1.11	0.03		(0.06)	(0.03)	(0.02)	—
2017	1.09	0.02		0.01	0.03	(0.01)	(0.00	)(e)
2016	1.05	0.02		0.03	0.05	(0.01)	—
2015	1.10	0.01		(0.03)	(0.02)	(0.03)	—
High Yield Bond Portfolio
2020(j)	$0.75	$0.02		$(0.05)	$(0.03)	$—	$—
2019	0.69	0.04		0.06	0.10	(0.04)	—
2018	0.75	0.04		(0.06)	(0.02)	(0.04)	—
2017	0.74	0.04		0.01	0.05	(0.04)	—
2016	0.68	0.04		0.06	0.10	(0.04)	—
2015	0.72	0.04		(0.05)	(0.01)	(0.03)	—
Multi-Sector Bond Portfolio(s)
2020(j)	$1.14	$0.02		$(0.03)	$(0.01)	$—	$—
2019	1.05	0.04		0.10	0.14	(0.05)	—
2018	1.09	0.04		(0.05)	(0.01)	(0.03)	—
2017	1.05	0.04		0.04	0.08	(0.04)	—
2016	0.99	0.04		0.07	0.11	(0.05)	—
2015	1.08	0.04		(0.05)	(0.01)	(0.06)	(0.02)
Balanced Portfolio
2020(j)	$1.49	$0.00	(e)	$(0.01)	$(0.01)	$—	$—
2019	1.36	0.03		0.21	0.24	(0.04)	(0.08)
2018	1.47	0.03		(0.07)	(0.04)	(0.04)	(0.03)
2017	1.40	0.03		0.12	0.15	(0.03)	(0.05)
2016	1.38	0.02		0.07	0.09	(0.03)	(0.04)
2015	1.48	0.02		(0.02)	—	(0.03)	(0.07)
Asset Allocation Portfolio
2020(j)	$1.22	$0.00	(e)	$(0.04)	$(0.04)	$—	$—
2019	1.10	0.02		0.20	0.22	(0.03)	(0.08)
2018	1.21	0.03		(0.09)	(0.06)	(0.02)	(0.03)
2017	1.12	0.02		0.15	0.17	(0.03)	(0.05)
2016	1.11	0.02		0.06	0.08	(0.03)	(0.04)
2015	1.20	0.02		(0.03)	(0.01)	(0.02)	(0.06)

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based on the direct expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(s)

The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios for the Long-Term U.S. Government Portfolio would be 0.65% and 0.65% respectively for the period ended June 30, 2020, 0.67% and 0.65% respectively for the period ended December 31, 2019, 0.67% and 0.65% respectively in 2018, 0.67% and 0.65% respectively in 2017, 0.64% and 0.64% respectively in 2016, and 0.67% and 0.64% respectively in 2015. The ratios for the Multi-Sector Bond Portfolio would be 0.81% and 0.72% respectively for the period ended June 30, 2020, 0.82% and 0.73% respectively for the period ended December 31, 2019, and 0.81% and 0.74% respectively in 2018.

(j)	For the six months ended June 30, 2020. (Unaudited)
(c)	Computed on an annualized basis.
(g)	Portfolio Turnover Rate excludes the impact of TBA transactions.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$—	$1.35	20.82%	$147,810	1.21	%(c)	1.21	%(c)	1.56	%(c)	87.76	%(g)
(0.02)	1.12	13.17	122,854	1.25		1.23		2.06		4.79	(g)
(0.04)	1.01	(2.04)	111,468	0.90		0.89		2.48		42.53	(g)
(0.06)	1.08	8.28	115,713	0.94		0.92		2.64		50.94	(g)
(0.04)	1.06	1.09	110,391	0.77		0.77		2.19		126.34	(g)
(0.02)	1.08	(1.47)	104,513	0.69		0.67		2.32		32.93	(g)

$—	$1.17	3.54%	$382,984	0.59	%(c)	0.55	%(c)	0.54	%(c)	40.05%
(0.03)	1.13	9.02	381,132	0.59		0.55		2.13		39.66
(0.02)	1.06	(2.61)	349,571	0.59		0.55		2.55		22.87
(0.01)	1.11	3.58	401,711	0.61		0.57		2.05		20.82
(0.01)	1.09	4.68	326,927	0.64		0.59		1.55		33.80
(0.03)	1.05	(2.20)	287,089	0.63		0.59		0.52		17.29

$—	$0.72	(3.48)%	$787,794	0.45	%(c)	0.45	%(c)	5.66	%(c)	19.52%
(0.04)	0.75	14.97	846,127	0.45		0.45		5.73		33.09
(0.04)	0.69	(2.71)	763,366	0.45		0.45		5.65		22.94
(0.04)	0.75	6.88	811,878	0.45		0.45		5.48		31.59
(0.04)	0.74	14.59	756,947	0.47		0.46		5.83		35.58
(0.03)	0.68	(1.36)	688,124	0.46		0.46		5.55		27.49

$—	$1.13	(1.23)%	$991,077	0.82	%(c)	0.73	%(c)	3.34	%(c)	11.40	%(g)
(0.05)	1.14	14.04	1,021,824	0.83		0.74		3.53		29.78	(g)
(0.03)	1.05	(1.30)	874,943	0.82		0.75		3.67		37.42	(g)
(0.04)	1.09	8.38	840,981	0.82		0.75		4.06		48.84
(0.05)	1.05	11.09	689,849	0.84		0.78		3.86		42.81
(0.08)	0.99	(2.22)	580,634	0.85		0.79		4.13		58.14	(g)

$—	$1.48	(0.34)%	$2,161,551	0.31	%(c)	0.06	%(c)	0.03	%(c)	10.53%
(0.11)	1.49	17.92	2,254,235	0.31		0.06		2.14		16.68
(0.07)	1.36	(3.45)	2,065,353	0.31		0.06		2.25		27.29
(0.08)	1.47	11.98	2,307,470	0.31		0.06		1.75		16.58
(0.07)	1.40	6.58	2,202,834	0.31		0.07		1.73		23.64
(0.10)	1.38	(0.12)	2,219,466	0.31		0.08		1.43		13.53

$—	$1.18	(2.79)%	$270,203	0.57	%(c)	0.09	%(c)	0.00	%(c)	9.52%
(0.10)	1.22	21.08	287,738	0.57		0.09		1.96		15.44
(0.05)	1.10	(4.88)	249,511	0.57		0.09		2.24		32.14
(0.08)	1.21	14.87	277,213	0.57		0.09		1.68		22.05
(0.07)	1.12	7.79	250,399	0.58		0.09		1.69		25.59
(0.08)	1.11	(0.43)	249,413	0.58		0.08		1.47		15.36

The Accompanying Notes are an Integral Part of the Financial Statements.

Notes to Financial Statements (unaudited)

NOTE 1. ORGANIZATION

Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is also considered an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio and Asset Allocation Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by an affiliate, The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as affiliated fund of funds). The Government Money Market Portfolio is a government money market fund under Rule 2a-7 of the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends and interest are netted against income and separately disclosed in the Statements of Operations.

Some of the Portfolios may be subject to capital gains taxes imposed by certain countries in which they invest. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

C. Federal Income Taxes — The Portfolios’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their respective shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax, as applicable, on distributable income and gains.

In accordance with the authoritative guidance for uncertainty in income taxes, management of the Series Fund has reviewed all open tax years (2016 to 2019) for major jurisdictions and concluded there was no material impact to the Portfolios’ net assets or results of operations. There is no material tax liability relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

D. Distributions — Dividends from net investment income and net realized capital gains are declared and paid each business day for the Government Money Market Portfolio and at least annually for the remaining Portfolios, when applicable.

E. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is identified cost. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Expenses directly attributable to a Portfolio are incurred by the respective Portfolio. Expenses that are not directly attributable to one

Notes to Financial Statements (unaudited)

or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios. The Portfolios consider highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in the short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.

F. New Accounting Pronouncements — In August 2018, the FASB issued Accounting Standards Update 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The ASU has been adopted, and the impacts are reflected in the financial statements.

In March 2020, the FASB issued Accounting Standards Update 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”) which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management is evaluating implications of this guidance on the financial statements in light of the status of the reference rate transitioning described herein.

NOTE 3. SECURITY VALUATION

For purposes of calculating a net asset value, Portfolio securities and other assets are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

•	Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

•

Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.

The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’ investments classified as Level 1 and Level 2 in the fair value hierarchy:

•

Equity securities (common and preferred stock) for which market quotations are readily available are valued at the last sale or, when available, official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are generally valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as Level 2 in the fair value hierarchy where applicable.

Notes to Financial Statements (unaudited)

•

Fixed income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

•	Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 in the fair value hierarchy.

•

Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

•

Investments in open-end mutual funds (including other Portfolios) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 in the fair value hierarchy. Investments in privately held mutual funds are valued at the mutual fund’s closing net asset value per share and are categorized as Level 2 in the fair value hierarchy.

•

Money market investments, other than in the Government Money Market Portfolio, are generally valued by a pricing service. All securities in the Government Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

•

Listed derivatives, such as futures or option contracts, which are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.

•

Centrally-cleared swaps and over-the-counter financial derivatives, such as foreign currency contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’ investments classified as Level 3 in the fair value hierarchy:

•

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Series Fund’s Board of Directors (“Board”). Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g. trade information or broker quotes). The factors considered in reaching these values at June 30, 2020 included, but were not limited to, broker quotes, analysis of the likely outcome of pending litigation, liquidity, prepayment speed, duration and recoverability.

Notes to Financial Statements (unaudited)

A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. Additionally, U.S GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements, a Level 3 reconciliation and details of significant unobservable inputs have been included in the notes to the Schedule of Investments for Portfolios that have a material amount of Level 3 investments. As of June 30, 2020, there were no Portfolios that owned a material amount of Level 3 securities.

The Series Fund has adopted policies and procedures which govern the pricing of Portfolio securities. The Board has delegated the day-to-day responsibility for pricing Portfolio securities and other investments to Mason Street Advisors, LLC (“MSA”), the Portfolios’ investment adviser, Northwestern Mutual in its capacity as fund administrator, and State Street Bank and Trust Company in its capacity as fund accountant, subject to the oversight of a Pricing Committee appointed by the Board and comprised of representatives of MSA, Northwestern Mutual and Series Fund officers. The Pricing Committee is charged with the primary and day-to-day operational responsibility for executing the valuation process. The Pricing Committee has been delegated the authority to approve the override of any prices as permitted under the pricing policy and procedures approved by the Board and any variances from these pricing procedures when appropriate. All such actions are subject to further review and approval by the Board at its next regular meeting.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed delivery purchases are outstanding, a Portfolio will earmark liquid assets on its records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.

B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Notes to Financial Statements (unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of income and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.

E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.

F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the applicable Portfolio’s Statement of Operations even though investors do not receive their principal until maturity.

G. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested.

H. Financing Transactions — Certain Portfolios may enter into financing transactions. In a financing transaction, the Portfolio transfers a security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, a financing transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the financing transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Financing transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. For the period ended June 30, 2020, the Long-Term U.S. Government Bond Portfolio entered into financing transactions utilizing various U.S. Treasury bonds.

I. Loan Participation and Assignments — Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolios’ investments in a loan may be in the form of either actual participation in loans or assignments of all or part of the loans from third parties. A loan is often administered by a bank or other financial institution that acts as an agent for all holders. The agent administers the terms of the loan which are specified in the loan agreement. The Portfolios may invest in multiple series or

Notes to Financial Statements (unaudited)

tranches of a loan, each of which can have different terms and associated risks. The Portfolios generally do not have a right to enforce compliance with the terms of the loan agreement and as a result, the Portfolios may be subject to the credit risk of the borrower and lender that is selling the loan agreement. When the Portfolios purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments can include lines of credit, which may require the Portfolios to grant additional cash to the borrower upon demand from the borrower. These unfunded loan commitments are in fact a future obligation in full, although a percentage of the loan amount may not be utilized by the borrower. When investing in a loan, the Portfolios have the right to receive principal, interest and any fees from the lender selling the loan agreement and only when the payments are received by the lender from the borrower. There may also be a commitment fee due to the Portfolios based on the unused portion of the line of credit of the floating rate loan. In certain cases, the Portfolios may be entitled to a penalty fee if there was a prepayment of a floating rate loan by the borrower. Fees that are earned or paid will be reflected as interest income or interest expense on the Statements of Operations. As of June 30, 2020, there were no unfunded loan commitments outstanding.

J. Reverse Repurchase Agreements — Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. When effecting reverse repurchase transactions, the Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account.

NOTE 5. DERIVATIVE INSTRUMENTS

The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, to hedge exposure to a foreign currency, or as an alternative to direct investments. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment.

Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as “Cash Collateral for Derivative Positions” on the Statements of Assets and Liabilities.

A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing

Notes to Financial Statements (unaudited)

call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security. Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.

D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Daily changes in the valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.

Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Notes to Financial Statements (unaudited)

Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.

As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the Schedules of Investments.

If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding for each Portfolio are disclosed in the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.

E. Derivative Disclosures — Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2020, are (amounts in thousands):

	Asset Derivatives		Liability Derivatives
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Index 500 Stock Portfolio
Equity contracts	Receivables – Variation Margin	$230	Payables – Variation Margin	$-
Large Company Value Portfolio
Foreign exchange contracts	Receivables – Foreign Currency	45	Payables – Foreign Currency	-
Equity Income Portfolio
Equity contracts	Receivables – Variation Margin	72	Payables – Variation Margin	-
Index 400 Stock Portfolio
Equity contracts	Receivables – Variation Margin	297	Payables – Variation Margin	-

Notes to Financial Statements (unaudited)

	Asset Derivatives		Liability Derivatives
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Mid Cap Value Portfolio
Foreign exchange contracts	Receivables – Foreign Currency	$158	Payables – Foreign Currency	$5
Index 600 Portfolio
Equity contracts	Receivables – Outstanding Swap Contracts, at Value	265	Payables – Outstanding Swap Contracts, at Value	-
International Equity Portfolio
Foreign exchange contracts	Receivables – Foreign Currency	-	Payables – Foreign Currency	37
Emerging Markets Portfolio
Foreign exchange contracts	Receivables – Foreign Currency	-	Payables – Foreign Currency	8
Short-Term Bond Portfolio
Interest rate contracts	Receivables – Variation Margin	20	Payables – Variation Margin	-
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	Receivables – Variation Margin	113	Payables – Variation Margin	1
Inflation Protection Portfolio
Foreign exchange contracts	Receivables – Foreign Currency	259	Payables – Foreign Currency	-
Inflation contracts	Receivables – Variation Margin	73	Payables – Variation Margin	-
Inflation contracts	Receivables – Outstanding Swap Contracts, at Value	-	Payables – Outstanding Swap Contracts, at Value	7,530
Multi-Sector Bond Portfolio
Credit contracts	Receivables – Outstanding Swap Contracts, at Value	14	Payables – Outstanding Swap Contracts, at Value	615
Credit contracts	Receivables – Variation Margin	1,628	Payables – Variation Margin	8
Foreign exchange contracts	Receivables – Foreign Currency	508	Payables – Foreign Currency	2,020
Interest rate contracts	Receivables – Variation Margin	40	Payables – Variation Margin	390
Balanced Portfolio
Equity contracts	Receivables – Variation Margin	155	Payables – Variation Margin	-
Asset Portfolio
Equity contracts	Receivables – Variation Margin	6	Payables – Variation Margin	-

Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the period ended June 30, 2020 are (amounts in thousands):

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Equity contracts	$–	$(2,507)	$–	$–	$(2,507)
Large Company Value Portfolio
Foreign currency exchange contracts	–	–	(43)	–	(43)
Equity Income Portfolio
Foreign currency exchange contracts	–	–	1	–	1
Index 400 Stock Portfolio
Equity contracts	–	10	–	–	10
Mid Cap Value Portfolio
Foreign currency exchange contracts	–	–	1,287	–	1,287
Index 600 Stock Portfolio
Equity contracts	–	–	–	(2,019)	(2,019)
International Growth Portfolio
Foreign currency exchange contracts	–	–	(4)	–	(4)
Research International Core Portfolio
Foreign currency exchange contracts	–	–	(11)	–	(11)

Notes to Financial Statements (unaudited)

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options Written	Futures	Forward Currency Contracts	Swaps	Total
International Equity Portfolio
Foreign currency exchange contracts	$–	$–	$(460)	$–	$(460)
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	–	–	(317)	–	(317)
Short-Term Bond Portfolio
Credit contracts	–	–	–	79	79
Interest rate contracts	–	880	–	–	880
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	10	(3,725)	–	(44)	(3,759)
Inflation Protection Portfolio
Credit contracts	–	–	–	(830)	(830)
Foreign currency exchange contracts	–	–	(332)	–	(332)
Inflation contracts	–	–	–	(772)	(772)
Interest rate contracts	–	82	–	–	82
Multi-Sector Bond Portfolio
Credit contracts	–	–	–	(12,644)	(12,644)
Foreign currency exchange contracts	–	–	3,776	–	3,776
Interest rate contracts	222	11,799	–	(407)	11,614
Balanced Portfolio
Equity contracts	–	5,099	–	–	5,099
Asset Allocation Portfolio
Equity contracts	–	188	–	–	188

Change in unrealized appreciation and depreciation on derivative instruments, by contract type and primary risk exposure for the period ended June 30, 2020 are (amounts in thousands):

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Equity contracts	$–	$(500)	$–	$–	$(500)
Large Company Value Portfolio
Foreign currency exchange contracts	–	–	85	–	85
Equity Income Portfolio
Equity contracts	–	120	–	–	120
Foreign currency exchange contracts	–	–	(2)	–	(2)
Index 400 Stock Portfolio
Equity contracts	–	(166)	–	–	(166)
Mid Cap Value Portfolio
Foreign currency exchange contracts	–	–	361	–	361
Index 600 Stock Portfolio
Equity Contracts	–	–	–	(231)	(231)
International Growth Portfolio
Foreign currency exchange contracts	–	–	30	–	30
Research International Core Portfolio
Foreign currency exchange contracts	–	–	43	–	43
International Equity Portfolio
Foreign currency exchange contracts	–	–	(33)	–	(33)
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	–	–	(37)	–	(37)
Short-Term Bond Portfolio
Interest rate contracts	–	(46)	–	–	(46)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	(7)	(389)	–	(1,961)	(2,357)

Notes to Financial Statements (unaudited)

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Inflation Protection Portfolio
Foreign currency exchange contracts	$–	$–	$297	$–	$297
Interest rate contracts	–	11	–	–	11
Inflation contracts	–	–	–	(6,111)	(6,111)
Multi-Sector Bond Portfolio
Credit contracts	–	–	–	(4,060)	(4,060)
Foreign currency exchange contracts	–	–	1,190	–	1,190
Interest rate contracts	(43)	2,974	–	(2,404)	527
Balanced Portfolio
Equity contracts	–	(102)	–	–	(102)
Asset Allocation Portfolio
Equity contracts	–	(5)	–	–	(5)

Volumes on derivative instruments by contract type and primary risk exposure, for the period ended June 30, 2020 are:

	Volume of Derivative Instruments Held
	Average Number of Contracts		Average Notional (Amounts in Thousands)
Portfolio	Exchange Traded Options	Futures	Forward Currency Contracts	Swaps	Over the Counter Options
Index 500 Stock Portfolio
Equity contracts	–	145	–	–	–
Large Company Value Portfolio
Foreign currency exchange contracts	–	–	14,013	–	–
Equity Income Portfolio
Equity contracts	–	6		–	–
Index 400 Stock Portfolio
Equity contracts	–	113	–	–	–
Mid Cap Value Portfolio
Foreign currency exchange contracts	–	–	48,426	–	–
Index 600 Stock Portfolio
Equity contracts	–	–	–	9	–
International Growth Portfolio
Foreign currency exchange contracts	–	–	426	–	–
Research International Core Portfolio
Foreign currency exchange contracts	–	–	5	–	–
International Equity Portfolio
Foreign currency exchange contracts	–	–	43	–	–
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	–	–	3	–	–
Short-Term Bond Portfolio
Credit contracts	–	–	–	573	–
Interest rate contracts	–	427	–	–	–
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	–	239	–	10,977	–

Notes to Financial Statements (unaudited)

	Volume of Derivative Instruments Held
	Average Number of Contracts		Average Notional (Amounts in Thousands)
Portfolio	Exchange Traded Options	Futures	Forward Currency Contracts	Swaps	Over the Counter Options
Inflation Protection Portfolio
Foreign currency exchange contracts	–	–	16,528	–	–
Credit contracts	–	–	–	4,933	–
Interest rate contracts	–	37	–	–	–
Inflation contracts	–	–	–	149,017	–
Multi-Sector Bond Portfolio
Credit contracts	–	–	–	249,059	–
Foreign currency exchange contracts	–	–	517,006	–	–
Interest rate contracts	42	933	–	79,681	15,067
Balanced Portfolio
Equity contracts	–	198	–	–	–
Asset Allocation Portfolio
Equity contracts	–	16	–	–	–

NOTE 6. PORTFOLIO RISK

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Master Netting Arrangements

The Portfolios are subject to various Master Agreements that govern the terms of certain transactions. Master Repurchase Agreements and Global Master Repurchase Agreements are in place that governs repurchase, reverse repurchase, and sale-buyback financing transactions. Master Securities Forward Transaction Agreements are in place that govern the settlement of certain forward settling transactions including to-be-announced securities, delayed-delivery or sale-buyback financing transactions. Customer Account Agreements and related addenda are in place that govern certain cleared derivative transactions including futures and cleared OTC derivatives. International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA agreements”) are in place that governs certain OTC financial derivative transactions. ISDA agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA agreement. The terms of Master Agreements may reduce counterparty risk with respect to transactions governed by the Master Agreement under certain circumstances. Certain Portfolios have agreements with counterparties that contain provisions, or contingency features, that allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, certain agreements specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the Portfolio’s net assets of more than a certain percentage would allow the counterparty to terminate. In such a situation, the counterparty involved would have the option to waive the triggering event or liquidate the affected positions pursuant to the terms of the related agreement. The aggregate amount of derivatives in a liability position is disclosed in Note 5.

Notes to Financial Statements (unaudited)

Offsetting Assets and Liabilities

Certain Portfolios are parties to enforceable master netting or similar agreements which provide for the right of offset under certain circumstances. The Portfolios have made an accounting policy election not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities. As such, all financial and derivative instruments are presented on a gross basis on the Statements of Assets and Liabilities. The impacts of netting arrangements that provide the right to offset are detailed below (amounts in thousands). The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing transactions such as repurchase agreements and certain forward settling transactions can only be netted across transactions governed under the same Master Agreement with the same legal entity. For certain Portfolios, derivative amounts do not reconcile to the Statements of Assets and Liabilities due to the Statements of Assets and Liabilities including derivatives that are not covered under master netting or similar agreements. The amount of collateral, for the period ended June 30, 2020, has been limited such that the net amount cannot be less than zero.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral as of period end:

Large Company Value Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Contacts	Swaps	Total Assets	Forward Contacts	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Morgan Stanley Capital Services, Inc.	$45	$-	$45	$-	$-	$-	$45	$-	$45
Total	$45	$-	$45	$-	$-	$-	$45	$-	$45

Mid Cap Value Portfolio
	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Contacts	Swaps	Total Assets	Forward Contacts	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Goldman Sachs International	$13	$-	$13	$-	$-	$-	$13	$-	$13
Morgan Stanley Capital Services, Inc.	145	-	145	(5)	-	(5)	140	-	140
Total	$158	$-	$158	$(5)	$-	$(5)	$153	$-	$153

Index 600 Stock Portfolio
	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Contacts	Swaps	Total Assets	Forward Contacts	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Morgan Stanley Capital Services, Inc.	$-	$265	$265	$-	$-	$-	$265	$-	$265
Total	$-	$265	$265	$-	$-	$-	$265	$-	$265

Notes to Financial Statements (unaudited)

Inflation Protection Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Contacts	Swaps	Total Assets	Forward Contacts	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Bank of America NA	$-	$-	$-	$-	$(2,362)	$(2,362)	$(2,362)	$2,202	$(160)
Barclays Bank PLC	-	-	-	-	(3,657)	(3,657)	(3,657)	-	(3,657)
Goldman Sachs International	-	-	-	-	(1,511)	(1,511)	(1,511)	-	(1,511)
Morgan Stanley Capital Services, Inc.	259	-	259	-	-	-	259	-	259
Total	$259	$-	$259	$-	$(7,530)	$(7,530)	$(7,271)	$2,202	$(5,069)

Multi-Sector Bond Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Contacts	Swaps	Total Assets	Forward Contacts	Written Options	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Barclays Bank PLC	$-	$14	$14	$(19)	$-	$(93)	$(112)	$(98)	$59	$(39)
BNP Paribas SA	36	-	36	(1,268)	-	(1)	(1,269)	(1,233)	1,097	(136)
Goldman Sachs International	1	-	1	(217)	-	(324)	(541)	(540)	150	(390)
HSBC Bank USA NA	460	-	460	(441)	-	(71)	(512)	(52)	52	-
JP Morgan Chase Bank NA	8	-	8	(40)	-	(69)	(109)	(101)	101	-
Morgan Stanley Capital Services, Inc.	-	-	-	-	-	(57)	(57)	(57)	57	-
UBS AG	3	-	3	(35)	-	-	(35)	(32)	32	-
Total	$508	$14	$522	$(2,020)	$—	$(615)	$(2,635)	$(2,113)	$1,548	$(565)

The following is a summary by counterparty of the market value of repurchase agreements, financing transactions, collateral and net exposure as of period end:

Government Money Market Portfolio

Counterparty	Investment in Repurchase Agreements	Payable for Reverse Repurchase Agreements	Payable for Financing Transactions	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Bank of Montreal	$15,000	$-	$-	$15,000	$(15,000)	$-
Bank of Nova Scotia	9,000	-	-	9,000	(9,000)	-
BNP Paribas SA	50,000	-	-	50,000	(50,000)	-
Citigroup Global Markets	25,000	-	-	25,000	(25,000)	-
Goldman Sachs International	20,000	-	-	20,000	(20,000)	-
Mitsubishi UFJ Securities USA	10,000	-	-	10,000	(10,000)	-
Mizuho Bank	25,000	-	-	25,000	(25,000)	-
Natixis SA	20,000	-	-	20,000	(20,000)	-
TD Securities USA	55,000	-	-	55,000	(55,000)	-
Total	$229,000	$-	$-	$229,000	$(229,000)	$-
Long-Term US Government Bond Portfolio

Counterparty	Payable for Short Sales	Payable for Reverse Repurchase Agreements	Payable for Financing Transactions	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Goldman Sachs International	$(1,683)	$-	$(185,021)	$(186,704)	$186,704	$ -
Morgan Stanley Capital
Services, Inc.	(3,155)	-	-	(3,155)	-	(3,155)
Total	$(4,838)	$-	$(185,021)	$(189,859)	$186,704	$ (3,155)

The Long-Term US Government Bond Portfolio average amount of borrowings outstanding during the period ended June 30, 2020 was $79,501 (amount in thousands) at a weighted average interest rate of 0.307%. Average borrowings include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Notes to Financial Statements (unaudited)

Multi-Sector Bond Portfolio

Counterparty	Investment in Repurchase Agreements	Payable for Reverse Repurchase Agreements	Payable for Financing Transactions	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
JP Morgan Chase Bank NA	$30,800	$-	$-	$30,800	$(30,800)	$-

Total	$30,800	$-	$-	$30,800	$(30,800)	$-

NOTE 7. INVESTMENT ADVISORY, SUB-ADVISORY, AND COMPLIANCE FEES

The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to MSA, an affiliate and wholly-owned subsidiary of Northwestern Mutual. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock Portfolio	0.20%
Index 400 Stock Portfolio	0.25%
Mid Cap Value Portfolio	0.85%
Small Cap Value Portfolio	0.85%
Government Money Market Portfolio	0.30%
Select Bond Portfolio	0.30%
Balanced Portfolio	0.30%

For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess Over $100 Million
Growth Stock Portfolio	0.60%	0.50%	0.40%
Large Cap Core Stock Portfolio	0.60%	0.50%	0.40%
Mid Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
Small Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
High Yield Bond Portfolio	0.60%	0.50%	0.40%

Portfolio	First $100 Million	Next $400 Million	Excess Over $500 Million
Focused Appreciation Portfolio	0.80%	0.75%	0.70%

Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Large Company Value Portfolio	0.72%	0.67%	0.62%
Domestic Equity Portfolio	0.65%	0.55%	0.50%
International Growth Portfolio	0.75%	0.65%	0.55%
Short-Term Bond Portfolio	0.35%	0.33%	0.30%
Long-Term U.S. Government Bond Portfolio .	0.555%	0.515%	0.495%
Inflation Protection Portfolio	0.58%	0.55%	0.49%
Multi-Sector Bond Portfolio	0.79%	0.78%	0.77%
Asset Allocation Portfolio	0.60%	0.50%	0.40%

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million
Large Cap Blend Portfolio	0.77%	0.70%	0.62%	0.56%
Research International Core Portfolio	0.88%	0.82%	0.75%	0.68%

Portfolio	First $500 Million	Excess Over $500 Million
Equity Income Portfolio	0.65%	0.60%

Notes to Financial Statements (unaudited)

Portfolio	First $200 Million	Excess Over $200 Million
Index 600 Stock Portfolio	0.25%	0.20%

Portfolio	First $50 Million	Excess Over $50 Million
International Equity Portfolio	0.85%	0.65%

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1.0 Billion
Emerging Markets Equity Portfolio	1.14%	1.08%	0.96%	0.78%

MSA, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees, fees for class actions, other passive securities litigation and anti-trust claim filing services and such non-recurring and extraordinary expenses as they may arise) will not exceed the following amounts:

Portfolio		Expiration
Focused Appreciation Portfolio	0.90%	April 30, 2021
Large Cap Blend Portfolio	0.85%	April 30, 2021
Large Company Value Portfolio	0.80%	April 30, 2021
Domestic Equity Portfolio	0.75%	April 30, 2021
Equity Income Portfolio	0.75%	April 30, 2021
Mid Cap Value Portfolio	1.00%	April 30, 2021
Index 600 Stock Portfolio	0.35%	April 30, 2021
Small Cap Value Portfolio	1.00%	April 30, 2021
International Growth Portfolio	1.10%	April 30, 2021
Research International Core Portfolio	1.15%	April 30, 2021
Emerging Markets Equity Portfolio	1.50%	April 30, 2021
Short-Term Bond Portfolio	0.45%	April 30, 2021
Long-Term U.S. Government Bond Portfolio	0.65%	April 30, 2021
Inflation Protection Portfolio	0.65%	April 30, 2021
Multi-Sector Bond Portfolio	0.90%	April 30, 2021
Asset Allocation Portfolio	0.75%	April 30, 2021

Growth Stock Portfolio – For the period from January 1, 2020 through April 30, 2020, MSA agreed to waive a portion of its management fee such that the management fee was 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, 0.38% on the next $500 million, and 0.36% on average net assets in excess of $1 billion. Effective May 1, 2020, MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and 0.38% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Focused Appreciation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.66% on the Portfolio’s first $100 million of average net assets, 0.61% on the next $400 million, 0.60% on the next $500 million, and 0.57% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Large Cap Core Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.37% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Large Cap Blend Portfolio – For the period from January 1, 2020 through April 30, 2020, MSA agreed to waive a portion of its management fee such that the management fee was 0.76% on the Portfolio’s first $150 million of average net assets,

Notes to Financial Statements (unaudited)

0.69% on the next $150 million, 0.62% on the next $200 million, and 0.56% on average net assets in excess of $500 million. Effective May 1, 2020, MSA has agreed to waive a portion of its management fee such that the management fee is 0.74% on the Portfolio’s first $150 million of average net assets, 0.67% on the next $150 million, 0.62% on the next $200 million, and 0.56% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Index 500 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.20% on the Portfolio’s first $2 billion of average net assets, and 0.18% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Large Company Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.70% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.59% on the next $250 million, and 0.57% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Domestic Equity Portfolio – For the period from January 1, 2020 through April 30, 2020, MSA agreed to waive a portion of its management fee such that the management fee was 0.65% on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million, 0.46% on the next $500 million, and 0.44% on the average net assets in excess of $1 billion. Effective May 1, 2020, MSA has agreed to waive a portion of its management fee such that the management fee is 0.65% on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million, 0.45% on the next $500 million, and 0.43% on the average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Equity Income Portfolio – For the period from January 1, 2020 through April 30, 2020, MSA agreed to waive a portion of its management fee such that the management fee was 0.60% on the Portfolio’s first $500 million of average net assets, 0.55% on the next $1 billion, and 0.52% on the average net assets in excess of $1.5 billion. Effective May 1, 2020, MSA has agreed to waive a portion of its management fee such that the management fee is 0.58% on the Portfolio’s first $500 million of average net assets, 0.53% on the next $1 billion, and 0.52% on the average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Mid Cap Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.80% on the Portfolio’s first $50 million, 0.65% on the next $50 million, 0.50% on the next $900 million, and 0.49% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Index 400 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.25% on the Portfolio’s first $500 million and 0.20% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Mid Cap Value Portfolio – For the period from January 1, 2020 through April 30, 2020, MSA agreed to waive a portion of its management fee such that the management fee was 0.79% on the Portfolio’s first $150 million of average net assets, 0.68% on the next $350 million, and 0.65% on the average net assets in excess of $500 million. Effective May 1, 2020, MSA has agreed to waive a portion of its management fee such that the management fee is 0.79% on the Portfolio’s first $150 million of average net assets, 0.67% on the next $350 million, and 0.64% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Small Cap Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.85% on the Portfolio’s first $500 million of average net assets, and 0.80% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

International Growth Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.75% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.55% on the next $750 million, and 0.54% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Notes to Financial Statements (unaudited)

Research International Core Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.83% on the Portfolio’s first $150 million of average net assets, 0.77% on the next $150 million, 0.70% on the next $200 million, and 0.63% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

International Equity Portfolio – For the period from January 1, 2020 through April 30, 2020, MSA agreed to waive a portion of its management fee such that the management fee was 0.77% on the Portfolio’s first $50 million of average net assets, 0.57% on the next $450 million, 0.54% on the next $500 million, 0.46% on the next $500 million, and 0.40% on the average net assets in excess of $1.5 billion. Effective May 1, 2020, MSA has agreed to waive a portion of its management fee such that the management fee is 0.69% on the Portfolio’s first $50 million of average net assets, 0.54% on the next $450 million, 0.52% on the next $500 million, 0.46% on the next $500 million, and 0.40% on the average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Emerging Markets Equity Portfolio – For the period from January 1, 2020 through April 30, 2020, MSA agreed to waive a portion of its management fee such that its management fee such was 1.00% on the Portfolio’s first $250 million of average net assets, 0.92% on the next $250 million, 0.89% on the next $500 million, and 0.78% on average net assets in excess of $1 billion. For the period from May 1, 2020 through June 30, 2020, MSA agreed to waive a portion of its management fee such that its management fee was 0.98% on the Portfolio’s first $250 million of average net assets, 0.90% on the next $250 million, 0.87% on the next $500 million, and 0.78% on average net assets in excess of $1 billion. See Note 13, for changes in this waiver effective after the date of this report.

Government Money Market Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $500 million of average net assets, 0.29% on the next $500 million, and 0.28% in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2021. In addition, MSA has voluntarily agreed to waive its advisory fee and/or reimburse expenses in excess of the Government Money Market Portfolio’s daily yield so as to maintain a zero or positive yield for the Portfolio. This voluntary waiver is reviewed periodically by MSA in light of market and economic developments and may be revised or discontinued at any time without advance notice.

Short-Term Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.35% on the Portfolio’s first $100 million of average net assets, 0.33% on the next $150 million, 0.30% on the next $250 million, and 0.28% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Select Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $2 billion of average net assets, and 0.28% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Long-Term U.S. Government Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.555% on the Portfolio’s first $100 million of average net assets, 0.515% on the next $150 million, 0.495% of the next $250 million, and 0.445% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Inflation Protection Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.55% on the Portfolio’s first $100 million of average net assets, 0.50% on the next $150 million, and 0.46% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

High Yield Bond Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and 0.30% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Multi-Sector Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.74% on the Portfolio’s first $100 million of average net assets, 0.73% on the next $150 million, 0.70% on the next $250 million, and 0.65% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Notes to Financial Statements (unaudited)

Balanced Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.05% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Asset Allocation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.05% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Waivers are not recoupable in future periods.

With respect to certain Portfolios, MSA has engaged and oversees unaffiliated sub-advisers who manage the day-to-day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such Portfolio out of its investment management fee.

Compliance fees are paid to Northwestern Mutual, an affiliate of the Series Fund. The compliance fees paid are for the compensation, benefits and expenses of the Chief Compliance Officer and compliance staff. The amounts paid relate only to the Chief Compliance Officer and compliance staffs’ duties and functions performed for the Series Fund.

NOTE 8. FEDERAL INCOME TAX MATTERS

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to the tax treatment of deferred losses, passive foreign investment companies, and financing transactions.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to character differences with respect to income on swaps, foreign currency transactions, foreign bond sales, passive foreign investment companies and paydowns on structured product investments.

A summary of the Portfolios’ capital loss carryovers as of December 31, 2019 is provided below:

	Short- Term Loss Carryover	Long- Term Loss Carryover	Losses Utilized
	(Amounts in thousands)
Mid Cap Value Portfolio	$–	$972	$–
International Equity Portfolio	8,477	32,052	–
Emerging Markets Equity Portfolio	–	25,681	2,106
Short-Term Bond Portfolio	589	1,582	915
Select Bond Portfolio	–	–	94,989
Long-Term U.S. Government Bond Portfolio	–	–	3,437
Inflation Protection Portfolio	–	3,162	–
High Yield Bond Portfolio	–	2,799	591
Multi-Sector Bond Portfolio	–	–	19,803

Capital losses are carried forward indefinitely and retain the character of the original loss. These losses are deferred to the first day of the next fiscal year.

Notes to Financial Statements (unaudited)

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the period ended December 31, 2019 was as follows:

	2019 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain
	(Amounts in thousands)
Growth Stock Portfolio	$6,805	$106,399
Focused Appreciation Portfolio	6,173	54,376
Large Cap Core Stock Portfolio	13,646	22,424
Large Cap Blend Portfolio	2,532	14,864
Index 500 Stock Portfolio	56,663	82,720
Large Company Value Portfolio	6,196	11,792
Domestic Equity Portfolio	16,003	40,576
Equity Income Portfolio	18,939	46,492
Mid Cap Growth Stock Portfolio	39,746	9,001
Index 400 Stock Portfolio	14,492	57,161
Mid Cap Value Portfolio	14,500	43,694
Small Cap Growth Stock Portfolio	16,390	72,405
Index 600 Stock Portfolio	3,823	15,086
Small Cap Value Portfolio	3,918	87,580
International Growth Portfolio	9,182	2,373
Research International Core Portfolio	11,737	18,842
International Equity Portfolio	43,077	78,760
Emerging Markets Equity Portfolio	8,489	—
Government Money Market Portfolio	8,386	—
Short-Term Bond Portfolio	6,513	—
Select Bond Portfolio	85,804	—
Long-Term U.S. Government Bond Portfolio	2,528	—
Inflation Protection Portfolio	9,618	—
High Yield Bond Portfolio	45,460	—
Multi-Sector Bond Portfolio	44,581	—
Balanced Portfolio	51,405	111,848
Asset Allocation Portfolio	6,129	17,044

As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
		(Amounts in thousands)
Growth Stock Portfolio	$7,243	$188,737	$–	$184,589
Focused Appreciation Portfolio	5,853	44,520	–	391,003
Large Cap Core Stock Portfolio	8,189	16,446	–	114,568
Large Cap Blend Portfolio	8,282	2,310	–	44,616
Index 500 Stock Portfolio	67,113	72,356	–	2,222,388
Large Company Value Portfolio	4,036	6,787	–	21,952
Domestic Equity Portfolio	17,733	40,200	–	257,632
Equity Income Portfolio	33,855	29,981	–	144,403
Mid Cap Growth Stock Portfolio	3,099	49,141	–	180,508
Index 400 Stock Portfolio	12,712	43,558	–	237,729
Mid Cap Value Portfolio	9,956	–	(972)	70,084
Small Cap Growth Stock Portfolio	8,760	30,789	–	144,830
Index 600 Stock Portfolio	6,045	9,975	–	39,003
Small Cap Value Portfolio	4,829	31,267	–	158,419
International Growth Portfolio	13,439	3,199	–	226,387
Research International Core Portfolio	17,144	13,796	–	125,249
International Equity Portfolio	56,976	–	(40,529)	81,178
Emerging Markets Equity Portfolio	18,262	–	(25,681)	131,460
Government Money Market Portfolio	–	–	–	–
Short-Term Bond Portfolio	8,186	–	(2,171)	2,602
Select Bond Portfolio	108,722	–	–	40,073
Long-Term U.S. Government Bond Portfolio	9,500	2,162	–	(6,798)
Inflation Protection Portfolio	7,844	–	(3,162)	4,994

Notes to Financial Statements (unaudited)

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
		(Amounts in thousands)
High Yield Bond Portfolio	$47,246	$–	$(2,799)	$9,050
Multi-Sector Bond Portfolio	42,444	185	–	33,115
Balanced Portfolio	58,431	73,855	–	162,835
Asset Allocation Portfolio	7,006	11,152	–	24,893

NOTE 9. VOLUNTARY REIMBURSEMENTS

Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 79% of the foreign dividend taxes withheld attributable to the portion of the Portfolio owned by Northwestern Mutual. Reimbursements are recorded when foreign dividend taxes are accrued.

Voluntary reimbursements for the period ended June 30, 2020 are summarized below (amounts in thousands):

Portfolio	2020 Reimbursements
International Growth Portfolio	$1,073
International Equity Portfolio	3,031
Research International Core Portfolio	942
Emerging Markets Equity Portfolio	643

NOTE 10. GUARANTEES

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of material loss to be remote.

NOTE 11. INVESTMENT INCOME AND SECURITIES TRANSACTIONS

For the period ended June 30, 2020, transactions in securities other than short term investments were:

Portfolios	Non-U.S. Govt. Security Purchases	U.S. Govt. Security Purchases	Non-U.S. Govt. Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities
		(Amounts in thousands)
Growth Stock Portfolio	$132,859	$—	$174,372	$—
Focused Appreciation Portfolio	130,887	—	184,576	—
Large Cap Core Stock Portfolio	224,973	—	243,247	—
Large Cap Blend Portfolio	32,408	—	30,123	—
Index 500 Stock Portfolio	77,108	—	58,488	—
Large Company Value Portfolio	83,639	—	81,120	—
Domestic Equity Portfolio	132,492	—	115,320	—
Equity Income Portfolio	127,419	—	129,942	—
Mid Cap Growth Stock Portfolio	257,510	—	277,723	—
Index 400 Stock Portfolio	101,740	—	84,776	—
Mid Cap Value Portfolio	234,625	—	221,825	—
Small Cap Growth Stock Portfolio	209,726	—	218,208	—
Index 600 Stock Portfolio	60,429	—	40,394	—
Small Cap Value Portfolio	55,077	—	57,207	—
International Growth Portfolio	103,608	—	108,315	—
Research International Core Portfolio	108,443	—	88,638	—
International Equity Portfolio	552,707	—	499,458	—
Emerging Markets Equity Portfolio	134,796	—	106,773	—

Notes to Financial Statements (unaudited)

Portfolios	Non-U.S. Govt. Security Purchases	U.S. Govt. Security Purchases	Non-U.S. Govt. Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities
		(Amounts in thousands)
Short-Term Bond Portfolio	$115,636	$22,397	$61,353	$46,475
Select Bond Portfolio	2,519,233	4,540,784	2,258,430	4,936,470
Long-Term U.S. Government Bond Portfolio	55,537	121,885	63,221	115,433
Inflation Protection Portfolio	99,590	47,475	82,856	62,853
High Yield Bond Portfolio	153,866	—	146,767	—
Multi-Sector Bond Portfolio	71,142	117,083	36,113	65,140
Balanced Portfolio	215,094	—	303,039	—
Asset Allocation Portfolio	24,533	—	33,193	—

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2020 are as follows:

Portfolio	Value at 12/31/2019	Purchases	Sales	Value at 6/30/2020	Change in Unrealized Appreciation/ Depreciation	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2020
					(Amounts in thousands)
Balanced:
Growth Stock	$148,423	$-	$8,000	$156,605	$14,428	$1,755	$-	$-	13.5%
Focused Appreciation	74,798	-	3,500	78,579	6,180	1,101	-	-	7.5%
Large Cap Core Stock	74,685	-	3,500	70,615	(896)	326	-	-	11.6%
Large Cap Blend	74,166	-	200	65,342	(8,666)	42	-	-	43.2%
Large Company Value	74,455	-	500	62,931	(11,052)	29	-	-	36.1%
Domestic Equity	75,145	-	1,800	62,337	(11,639)	632	-	-	7.9%
Equity Income	74,664	-	1,000	59,789	(14,012)	137	-	-	9.2%
Mid Cap Growth Stock	98,796	-	-	93,862	(4,934)	-	-	-	8.8%
Mid Cap Value	102,576	-	-	85,708	(16,869)	-	-	-	17.0%
Small Cap Growth Stock	25,186	-	-	24,003	(1,183)	-	-	-	3.8%
Small Cap Value	24,746	-	-	20,365	(4,381)	-	-	-	4.1%
International Growth	53,687	-	-	52,352	(1,135)	-	-	-	6.6%
Research International Core	127,977	-	-	119,934	(8,043)	-	-	-	16.1%
International Equity	45,974	-	-	38,786	(7,189)	-	-	-	2.5%
Emerging Markets Equity	23,277	-	-	20,910	(2,367)	-	-	-	2.7%
Short-Term Bond	-	10,000	-	10,577	576	-	-	-	3.0%
Select Bond	886,562	50,000	138,000	854,648	47,977	8,110	-	-	26.7%
High Yield Bond	138,443	-	7,500	126,327	(4,556)	(61)	-	-	16.0%

	$2,123,560	$60,000	$164,000	$2,003,670	$(27,961)	$12,071	$-	$-

Notes to Financial Statements (unaudited)

Portfolio	Value at 12/31/2019	Purchases	Sales	Value at 6/30/2020	Change in Unrealized Appreciation/ Depreciation	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2020
					(Amounts in thousands)
Asset Allocation:
Growth Stock	$23,079	$-	$1,150	$24,451	$2,269	$252	$-	$-	2.1%
Focused Appreciation	11,626	-	500	12,260	977	157	-	-	1.2%
Large Cap Core Stock	13,059	-	500	12,454	(152)	47	-	-	2.1%
Large Cap Blend	12,980	-	50	11,422	(1,518)	11	-	-	7.6%
Large Company Value	11,581	-	50	9,812	(1,722)	3	-	-	5.6%
Domestic Equity	11,679	-	150	9,798	(1,784)	53	-	-	1.2%
Equity Income	11,608	-	100	9,340	(2,181)	14	-	-	1.4%
Mid Cap Growth Stock	14,742	-	-	14,006	(736)	-	-	-	1.3%
Mid Cap Value	15,020	-	-	12,550	(2,470)	-	-	-	2.5%
Small Cap Growth Stock	6,495	-	-	6,190	(305)	-	-	-	1.0%
Small Cap Value	6,468	-	-	5,323	(1,145)	-	-	-	1.1%
International Growth	10,567	-	-	10,304	(263)	-	-	-	1.3%
Research International Core	22,325	-	-	20,922	(1,403)	-	-	-	2.8%
International Equity	8,605	-	-	7,260	(1,346)	-	-	-	0.5%
Emerging Markets Equity	3,824	-	-	3,435	(389)	-	-	-	0.4%
Short-Term Bond	-	1,000	-	1,057	58	-	-	-	0.3%
Select Bond	62,926	5,500	13,500	58,860	3,250	684	-	-	1.8%
High Yield Bond	22,838	-	1,000	21,070	(759)	(9)	-	-	2.7%

	$269,422	$6,500	$17,000	$250,514	$(9,619)	$1,212	$-	$-

The Series Fund and its Portfolios are permitted to purchase securities from, and sell securities to (so called “cross-trades”), (i) other Portfolios, (ii) any registered investment company which is an affiliate, or an affiliate of an affiliate, or (iii) any person which is an affiliate, or an affiliate of an affiliate, of the Series Fund or the Portfolio solely by reason of having a common investment adviser or sub-adviser (or affiliated investment advisers) or common directors and/or officers, pursuant to procedures adopted by the Board under Rule 17a-7 of the 1940 Act (“Procedures”). These Procedures have been designed to ensure that any cross-trade of securities by a Portfolio complies with Rule 17a-7 of the 1940 Act. Each cross-trade is effected at the current market price as defined under the Procedures. Pursuant to the Procedures, for the period ended June 30, 2020, the Series Fund Portfolios engaged in the following cross-trades (amounts in thousands):

Portfolio	Cross Trade Purchases
Growth Stock Portfolio	$403
Large Cap Core Portfolio	493
Large Company Value Portfolio	985
Mid Cap Value Portfolio	207
International Growth Portfolio	10,669
Research International Core Portfolio	248
Short-Term Bond Portfolio	181
High Yield Bond Portfolio	485

	Cross Trade Sales
Portfolio	Proceeds	Net Realized Gain (Loss) on Sales
Growth Stock Portfolio	$346	$7
Large Cap Core Stock Portfolio	3,176	900
Large Company Value Portfolio	247	2
Mid Cap Value Portfolio	438	63
Small Cap Growth Stock Portfolio	23	(37)
Small Cap Value Portfolio	129	2
International Growth Portfolio	3,778	1,155
Research International Core Portfolio	291	(217)
High Yield Bond Portfolio	721	(4)

NOTE 12. LITIGATION

The Index 500 Stock, Small Cap Value and Equity Income Portfolios are among the defendants in two lawsuits relating to their receipt of proceeds from the 2007 Tribune Co. leveraged buy-out (“Tribune LBO”) transaction. One lawsuit asserts that the directors and officers of Tribune Co. intentionally defrauded Tribune creditors because Tribune was either insolvent or rendered insolvent by the transactions. Counsel for the Series Fund and other institutional defendants filed a motion to dismiss the intentional fraudulent transfer case in the Southern District of New York and the district court judge granted the motion to dismiss without leave to amend. The dismissal is being appealed to the U.S. Court of Appeals for the Second Circuit. The other set of lawsuits asserts that the transfer of proceeds to the above-noted Portfolios (and other shareholders) as part of the Tribune LBO were constructively fraudulent. Following the consolidation of the cases in the United States

Notes to Financial Statements (unaudited)

District Court for the Southern District of New York, the district court judge granted the motion to dismiss the constructive fraud lawsuit. The appeal of the dismissal of the constructive fraud lawsuit was subsequently affirmed by the U.S. Court of Appeals for the Second Circuit and then re-affirmed following a motion for reconsideration. Plaintiffs in the constructive fraud lawsuit have filed a petition for review with the U.S. Supreme Court. The lawsuits allege no misconduct by the Portfolios or management, and management intends to vigorously defend all claims and allegations. The plaintiffs in both lawsuits seek to recover amounts paid to Tribune shareholders in the leveraged buyout transaction, plus interest and attorneys’ fees and expenses. The value of the proceeds received by these Portfolios in 2007, and the percentage the proceeds represent of each Portfolio’s net assets as of June 30, 2020, were: Index 500 Stock Portfolio $977,000 (0.03% of net assets); Small Cap Value Portfolio $618,000 (0.13% of net assets); and Equity Income Portfolio $2,873,000 (0.44% of net assets). Management has not concluded that a loss is reasonably likely to occur, and therefore no loss accrual has been recorded.

NOTE 13. SUBSEQUENT EVENT

Effective July 1, 2020, in the Emerging Markets Equity Portfolio, MSA has agreed to waive a portion of its management fee such that its management fee is 0.95% on the Portfolio’s first $250 million of average net assets, 0.87% on the next $250 million, 0.84% on the next $500 million, and 0.78% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2021.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Proxy Voting and Portfolio Holdings (unaudited)

Proxy Voting Guidelines

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

Each Portfolio, other than the Government Money Market Portfolio, files its complete schedule of portfolio holdings on a monthly basis with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. Each Portfolio’s holdings reported on Form N-PORT for the first and third quarters of the fiscal year are available on the SEC’s website at http://www.sec.gov. Portfolios that file their holdings on Form N-PORT also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on the Internet at www.northwesternmutual.com.

The Government Money Market Portfolio files its complete schedule of portfolio holdings on a monthly basis with the SEC on Form N-MFP. Form N-MFP is available on the SEC’s website at http://www.sec.gov. The Government Money Market Portfolio also makes its complete schedule of portfolio holdings for the most recent month available on the Internet at www. northwesternmutual.com.

Statement Regarding Liquidity Risk Management Program (unaudited)

Each series/portfolio of Northwestern Mutual Series Fund, Inc. (“Series Fund”) other than the Government Money Market Portfolio (each, a “Portfolio”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Portfolio’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) the assessment, management and periodic review of liquidity risk; (ii) the classification of portfolio holdings; (iii) the establishment of a highly liquid investment minimum, as applicable; (iv) limitations on illiquid investments; and (v) related reporting, disclosure and recordkeeping.

The Board of Directors of the Series Fund (“Board”) has designated a multi-disciplinary committee to act as administrator of the Program (“Program Administrator” or “Committee”). The Committee’s membership includes representatives of the Series Fund’s investment adviser, Mason Street Advisors, LLC (“MSA”) as well as the Mutual Fund Administration and Managed Investments Compliance divisions of The Northwestern Mutual Life Insurance Company. Under the Program, the Program Administrator assesses, manages and periodically reviews each Portfolio’s liquidity risk and classifies each investment held by each Portfolio as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The liquidity of a Portfolio’s portfolio investments is determined based on the varying levels at which the Portfolio expects to trade in a particular investment or asset class (the reasonably anticipated trading size) and other relevant market, trading and investment-specific considerations under the Program. In addition to the foregoing, the Program Administrator determines the need for, and if applicable, establishes highly liquid investment minimums (“HLIM”) (a minimum percentage of net assets that must be invested in highly liquid investments that are assets), oversees the preparation of reports to the Board and the Securities and Exchange Commission required by the Liquidity Rule, and prepares required written annual reports on the operation and adequacy of the Program.

Pursuant to the Liquidity Rule, no Portfolio may acquire any illiquid investment if, after the acquisition, the Portfolio would have invested more than 15% of its assets in illiquid investments that are assets. In addition, the Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt an HLIM. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable. The Program contemplates the use of a third-party liquidity classification tool to aid the Program Administrator in assigning liquidity classifications and monitoring the Portfolios’ level of investments in each liquidity category.

During the six months ended June 30, 2020, the Board received and reviewed the annual written report of the Program Administrator (the “Report”), concerning the operation of the Program for the period from December 1, 2018 to December 31, 2019 (the “Reporting Period”). The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in reviewing the adequacy and effectiveness of the Program’s implementation with respect to each Portfolio during the Reporting Period. Such information and factors included, among other things:

•

Each Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Portfolio’s investment strategy was appropriate for an open-end fund; (ii) the extent to which the Portfolio’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) whether the Portfolio’s strategy involves holdings that are particularly sensitive to stressed market conditions; and (iv) the Portfolio’s use of derivatives;

•	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

•	Holdings of cash and cash equivalents, as well as other sources of liquidity.

Statement Regarding Liquidity Risk Management Program (unaudited)

In addition, the Program Administrator sought and considered the input of MSA and the sub-advisers as to whether any Portfolio had been impacted by market or sector-wide developments, changes in operations or other Portfolio specific circumstances that did, or could, materially impact the Portfolio’s liquidity risk profile. During the Reporting Period, each of the Portfolios qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Portfolio was required to establish or comply with an HLIM as set forth in the Program.

Based on the information considered, the Report concluded that (i) the Program was reasonably designed to assess and manage liquidity risk; (ii) the Program was adequately and effectively implemented during the Reporting Period; (iii) each Portfolio’s investment strategy continues to be appropriate for an open-end fund; (iv) an HLIM continued to not be required or warranted for any of the Portfolios, and (v) each Portfolio was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Portfolio during the Reporting Period. There were no material changes to the Program during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Series Fund’s prospectus for more information regarding each Portfolio’s exposure to illiquidity risk and other risks to which it may be subject.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Northwestern Mutual Series Fund, Inc.

Annual Contract Review Process

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as applicable, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.

At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment advisory agreement between Mason Street Advisors, LLC (“Mason Street Advisors”) and the Series Fund with respect to the portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”), as well as the investment sub-advisory agreements between Mason Street Advisors and each of the sub-advisers of those Portfolios for which Mason Street Advisors and the Board have appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.

Board Approvals During the Six-Month Period Ended June 30, 2020

At its February 27, 2020 meeting, the Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved the continuance of the Amended and Restated Advisory Agreement between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Portfolios (the “Advisory Agreement”).

Also at its February 27, 2020 meeting, the Board, including the Independent Directors, unanimously approved the continuance of a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Wellington Management Company LLP (“Wellington”) relating to the Series Fund’s Small Cap Growth Stock, Large Cap Core Stock and Mid Cap Growth Stock Portfolios.

At its June 4, 2020 meeting, the Board, including the Independent Directors, unanimously approved the continuance of (1) a Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts Financial Services Company (“MFS”) relating to the Series Fund’s Research International Core Portfolio, (2) a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and FIAM LLC (“FIAM”) relating to the Series Fund’s International Growth Portfolio, (3) a Fourth Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Templeton Investment Counsel, LLC (“Templeton”) relating to the Series Fund’s International Equity Portfolio, (4) a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Fiduciary Management, Inc. (“FMI”) relating to the Series Fund’s Large Cap Blend Portfolio, and (5) an Amended Investment Sub-Advisory Agreement between Mason Street Advisors and Aberdeen Asset Managers Limited (“Aberdeen”) relating to the Series Fund’s Emerging Markets Equity Portfolio. Wellington, MFS, FIAM, Templeton, FMI and Aberdeen are sometimes collectively referred to herein as the “Sub-Advisers,” their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios” and the respective Investment Sub-Advisory Agreements with the Sub-Advisers are collectively referred to herein as the “Sub-Advisory Agreements.”

In determining whether to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors and the Sub-Advisers in advance of each meeting to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. While particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason Street Advisors and the Sub-Advisers and the nature, extent and quality of the services they provide to the Portfolios is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was also based upon information provided and deliberations that occurred at other meetings throughout the year.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

The Independent Directors received a memorandum from their counsel advising them of their responsibilities in connection with the review of the Advisory Agreement and Sub-Advisory Agreements, and summarizing the legal standards governing the review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to sub-advisers under the Series Fund’s manager of managers structure. During the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers, and were represented throughout the process by legal counsel.

Continuation of the Advisory Agreement between the Series Fund and Mason Street Advisors

At its February 27, 2020 meeting, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement with respect to each Series Fund Portfolio. In addition to the information presented by and about Mason Street Advisors during the course of that meeting, the materials provided to the directors in advance of the meeting included Mason Street Advisor’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from Mason Street Advisors designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Advisory Agreement. Those materials also included an independent report prepared by Broadridge (“Broadridge Report”) for each of the Portfolios. The Broadridge Report provided details regarding the fees, expenses, and performance returns captured over a variety of measurement periods, as well as comparative information associated with a Broadridge peer group for each Portfolio as selected by Broadridge based on the Portfolio’s investment style, characteristics and asset levels, and further customized to filter out funds with different share class characteristics and fund structures. The Broadridge Report included an executive summary of the performance and expense information compiled by Broadridge to facilitate the directors’ review. The materials provided to the Independent Directors included a summary from the Mason Street Advisors’ Chief Compliance Officer (“CCO”) of Mason Street Advisors’ compliance program, as well as the CCO’s Annual Compliance Report summarizing the results of his review and assessment of the adequacy of Mason Street Advisors’ compliance program. In addition to the information presented at the February 27, 2020 meeting, the directors’ considerations were informed by the information regularly provided to them throughout the year regarding the Portfolios and Mason Street Advisors, their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement include those discussed below. The directors evaluated the information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ overall business, organization and management structure, and the tenure and experience of Mason Street Advisors’ investment personnel. The directors considered the performance of each Portfolio over various time periods as presented at the February 27, 2020 meeting and at each of the quarterly meetings prior thereto.

Included as part of their review were the presentations and information provided by Mason Street Advisors regarding the services provided by Mason Street Advisors to the Portfolios. These services include the investment management services rendered by Mason Street Advisors’ portfolio managers in providing day-to-day portfolio management services for the Asset Allocation Portfolio, Balanced Portfolio and three index-based Portfolios (Index 400 Stock, Index 500 Stock and Index 600 Stock Portfolios). The directors considered the effectiveness of Mason Street Advisors’ portfolio managers in providing day-to-day portfolio management services for the foregoing Portfolios. The directors also considered the

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

investment management, administrative and supervisory services related to Mason Street Advisors’ oversight, evaluation and ongoing monitoring of the various sub-advisers appointed to manage the majority of the Series Fund’s Portfolios. The directors considered the effectiveness and coverage of Mason Street Advisors supervisory oversight of the appointed sub-advisors, including its monitoring and assessment of sub-advisory investment performance, sub-advisory organizational and personnel developments, sub-advisory investment strategies and execution as well as Mason Street Advisors’ overall level of engagement with the sub-advisory investment teams. The directors recognized that in addition to the investment advisory services provided, Mason Street Advisors and its affiliates provided administrative services critical to the operation of the Portfolios and the servicing of the Series Fund’s investors. The risk management infrastructure implemented by Mason Street Advisors, the Series Fund’s compliance program and compliance infrastructure, and its various compliance policies and procedures, oversight of brokerage and trading, and succession planning were also considered by the directors.

Based on their review of these factors, and reflecting upon their experience with Mason Street Advisors’ services provided to the Portfolios, the Board concluded, as part of their overall evaluation of the Advisory Agreement, that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, including the resources committed by Mason Street Advisors and its affiliates in providing those services, and the experience and capabilities of the personnel rendering such services.

Investment Performance. The directors considered the investment performance of each of the Portfolios over a variety of periods. The Broadridge Report assisted the Board in its evaluation of the performance of the Portfolios. In addition to considering performance for each Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of each Portfolio’s one-, three-, and five-year performance to the returns of appropriate index benchmarks, and to the performance averages of each Portfolio’s respective Broadridge/Morningstar and Lipper fund group categories for the same periods; (ii) a comparison of each Portfolio’s one-, three-, five- and ten-year performance to the performance median of each Portfolio’s respective Broadridge/Morningstar peer group and fund group category for the same periods; (iii) the Broadridge/Morningstar overall star rating and Lipper quintile rating for each Portfolio; and (iv) the Broadridge/Morningstar and Lipper performance rankings for each Portfolio for the one-, three- and five-year time periods. The directors evaluated each Portfolio’s performance against these peer groups and index benchmarks. They viewed this information as providing an objective comparative measure against which they could assess the performance of the Portfolios. The directors were also presented with information from Mason Street Advisors regarding the relevant market conditions and other factors affecting the performance of each Portfolio. The directors evaluated a chart provided by Broadridge regarding each Portfolio’s net returns relative to net expenses for the five-year period ended December 31, 2019, focusing in particular on those Portfolios in the bottom half for performance returns on a comparative basis. The directors considered the Mason Street Advisor’s oversight efforts and steps that had been taken to improve the performance of those Portfolios, which included the appointment of new sub-advisers for certain of the Portfolios.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. The directors gave weight to their ongoing discussions with senior management at Mason Street Advisors concerning Portfolio performance, as well as discussions among the Board, the Sub-Advisers and the portfolio managers of the Portfolios regarding investment strategies and Portfolio performance that occurred at meetings from time to time. While attentive to short-term performance and what it might indicate, the directors generally placed greater emphasis on longer-term performance.

The directors considered the performance returns of the Portfolios as reported by Broadridge, which indicated that 12 of the 27 Portfolios were ranked in the first quartile of their respective Broadridge category peer groups for the one-year period ended December 31, 2019, that 15 of the 27 Portfolios were ranked in the first or second quartile for each of the one-, three-and five-year periods ended December 31, 2019, and that 20 of the 27 Portfolios were ranked in the first or second quartile for the five-year period ended December 31, 2019. The directors also considered the performance returns of the Portfolios as reported by Lipper, which indicated that 21 of the 27 Portfolios were ranked in either the first or second quartile for the one-year period ended December 31, 2019, and that 21 of the 27 Portfolios were ranked in the first or second quartile for the three-year period ended December 31, 2019.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Based on the Board’s review of investment performance over various periods and an analysis of the factors resulting in the performance of certain of the Portfolios, the Board concluded that, considering investment performance within the context of its overall determinations regarding the Advisory Agreement, it was satisfied with the relative investment performance of each Portfolio over time.

Management Fees and Other Expenses. The Broadridge Report assisted the Board in the evaluation of the relative expenses of the Portfolios. The directors reviewed a comparison of the management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors further considered the expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group and fund category group as a guide to help assess the reasonableness of each Portfolio’s advisory fees and net and total expense ratios. The Broadridge Report also included additional comparative information relating to other fee components, including costs relating to custodial services, shareholder reporting, audit expenses and advisory fees. The directors used the comparative data to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds because of the differing manner in which service providers bundle the services they provide and the fees they charge.

In evaluating the level of management fees paid by each Portfolio, the directors considered the structure and size of the Portfolios, the fees paid by each Portfolio under the Advisory Agreement, the expense cap and fee waiver agreements in place for certain Portfolios, and the amounts waived or reimbursed by Mason Street Advisors under such agreements. In considering Mason Street Advisors’ management fees on a stand-alone basis, the directors took into consideration that the management fees compensated Mason Street Advisors for a broader range of services (both investment management and administrative services) than may be included under a typical investment management contract, and concluded that as a result of these additional services, viewing Mason Street Advisors’ management fees in light of Broadridge-reported averages might not provide the most accurate frame of reference for comparative purposes.

The directors considered information made available regarding compensation paid to Mason Street Advisors by other clients and differences between the fees paid by these clients and the fees paid by the Series Fund. The directors recognized that Mason Street Advisors’ other clients were affiliated institutional accounts. The directors were informed that the advisory fees charged to these other clients were based on different factors and considerations, including differences in the level and nature of services provided by Mason Street Advisors, differences in the applicable regulatory structure, differences in the investment objectives and policies of these other clients and, moreover, the affiliated nature of the other relationships. Accordingly, the directors did not consider the advisory fees charged to these other clients as particularly relevant in assessing the advisory fees charged under the Advisory Agreement.

The directors also evaluated each Portfolio’s total operating expenses over various periods. The directors observed favorably that all but one of the Portfolios were ranked in Broadridge’s first or second quartile (meaning lowest expenses) for total expenses within their respective category groups at December 31, 2019, with 23 of the Portfolios ranking in the first quartile. With respect to the Large Cap Blend Portfolio, which had ranked in the 56th percentile in expenses for the year ended December 31, 2019, the directors considered that Mason Street Advisors had increased the advisory fee waiver that was in place for the Portfolio to help improve the Portfolio’s expense ranking.

Based on their review of the management fees and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Portfolios (as modified by the applicable expense waivers and fee caps) were reasonable in relation to the nature, scope and quality of advisory services provided by Mason Street Advisors and the performance of the Portfolios.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors based upon its relationship with the Portfolios. The directors considered Mason Street Advisors’ pricing methodology for its services as investment adviser. The directors considered Mason Street Advisors’ presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Portfolios on an aggregate and a per Portfolio basis, and reviewed Mason Street Advisors’ allocation

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

methodology with respect to its revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by information regarding the range of expenses in each Portfolio’s respective Broadridge peer group and fund group category and the ranking of each Portfolio within the applicable peer group and fund group category. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors considered services provided by affiliates of Mason Street Advisors.

The directors considered the allocation of fees as between Mason Street Advisors and each sub-adviser as well as asset levels, breakpoints, total expenses and management fee waivers (as applicable) for each of the Portfolios. As part of the allocation of fees, the Board considered Mason Street Advisors’ decision for the upcoming year to increase advisory fee waivers with respect to six of the Portfolios, to decrease the advisory fee waiver with respect to the Growth Stock Portfolio, and to retain all other existing fee waivers and expense caps at their current level for an additional one-year period.

The directors also received information on soft dollar arrangements and any other benefits to Mason Street Advisors or its affiliates arising from its relationship with the Portfolios, including (as applicable) the participation of fund families advised by certain sub-advisers to the Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street Advisors, the participation of such fund families in a mutual fund partner program offered by such brokerage affiliate of Mason Street Advisors, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors.

The directors also considered that the assets of some of the Portfolios are invested in certain exchange traded funds (“ETFs”) beyond the limitations of the 1940 Act, in reliance on the relief granted in exemptive orders issued by the Securities and Exchange Commission to such ETFs. The Board concluded that the advisory fees payable to Mason Street Advisors by such Portfolios were based on services that were in addition to, and not duplicative of, services provided by the ETFs. The Board also considered the fund of funds model employed by the Asset Allocation and Balanced Portfolios in connection with their operation as funds of funds in consideration for these reduced advisory fees.

The directors recognized the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, since such information generally is not publicly available and may be impacted by numerous factors specific to the investment adviser and its method of allocating revenues and expenses. Based on their review of the profitability provided for each Portfolio, the Board concluded that they were satisfied that Mason Street Advisors’ level of profitability arising from each Portfolio was not excessive.

Economies of Scale. The directors also considered whether each Portfolio’s expense structure permitted economies of scale to be shared with Portfolio investors. The directors considered that breakpoints are contained in the management fee schedules for 20 of the 27 Portfolios and further considered the extent to which the Portfolios may benefit from economies of scale through those breakpoints. The directors also considered Mason Street Advisors’ explanation of why breakpoints for the remaining Portfolios had not been established, including that those Portfolios were ranked the lowest or close to the lowest in terms of total expenses of each Portfolio’s respective peer group as determined by Broadridge or benefited from advisory fee waivers and/or expense limitation agreements put in place by Mason Street Advisors. Also considered was Mason Street Advisors’ commitment to continue to regularly work with the Board to evaluate the need for additional breakpoints or fee waivers as each Portfolio’s assets grow over time. In particular, the directors considered that Mason Street Advisors had agreed to increase fee waivers with respect to six of the Portfolios. Based on this information, the Board concluded that, within the context of its overall determinations regarding the Advisory Agreement, each Portfolio’s fee structure reflected appropriate economies of scale for the benefit of Portfolio investors.

Continuation of the Sub-Advisory Agreements between Mason Street Advisors and Certain Sub-Advisers

At its February 27, 2020 and June 4, 2020 meetings, the Board, including the Independent Directors, unanimously approved the continuance of the Sub-Advisory Agreements with respect to the Sub-Advised Portfolios. At those meetings, the directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised Portfolios. In addition to the information presented by and about the Sub-Advisers during the course of those meetings, the

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

directors also had each Sub-Adviser’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from the Sub-Advisers designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Sub-Advisory Agreements. The directors also had Mason Street Advisors’ Executive Summary and Overview of each Sub-Adviser and other materials prepared by Mason Street Advisors. The materials contained detailed information on organizational and management structures, client base, performance over multiple time periods, expenses, brokerage commissions, portfolio turnover, style consistency, key portfolio statistics and metrics, and other factors with respect to each of the Sub-Advised Portfolios. The materials also contained an analysis of the Sub-Advisers’ responses to the compliance questions contained in the Section 15(c) Report and the observations of the Series Fund’s Chief Compliance Officer regarding the compliance structure and practices of each Sub-Adviser. The directors also considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their ongoing discussions with representatives of Mason Street Advisors, its affiliates and each Sub-Adviser.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of each of the Sub-Advisory Agreements include those discussed below. The directors evaluated a variety of information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Board. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Sub-Adviser’s services, the directors reviewed each Sub-Adviser’s financial strength and stability, assets under management and overall reputation. The directors evaluated the investment strategies employed by each Sub-Adviser, as well as the personnel providing such services with respect to the Sub-Advised Portfolio. In particular, the directors considered presentations given by the portfolio managers and how the Sub-Advised Portfolios were being positioned in the current market environment. The directors also considered Mason Street Advisors’ reports on due diligence visits and conference calls that had been conducted with the Sub-Advisers.

With respect to the Sub-Advisory Agreements reviewed in February, the directors commented favorably on the investment strategies employed by Wellington for the Small Cap Growth Stock and Large Cap Core Stock Portfolios. The directors also noted positively that the portfolio manager for the Mid Cap Growth Stock Portfolio had adhered to the articulated investment strategy in a consistent fashion.

With respect to the Sub-Advisory Agreements considered for continuance in June, the directors considered the ongoing impact to Aberdeen of the 2017 merger of Aberdeen’s parent company with Standard Life plc, as well as the loss of several clients in Aberdeen’s emerging markets mandate. In connection therewith the directors took into consideration Aberdeen’s representation that, despite the decrease in assets under management, the firm remained committed, and had not decreased resources allocated, to the emerging markets mandate. With respect to the the International Equity Portfolio, for which Templeton serves as sub-adviser, the directors considered positive reports from Mason Street Advisors regarding Templeton’s investment analysts and their view of the impact of organizational changes made by the firm in its global equity group and research platform. The directors also commented favorably on recent improvements made by Templeton with respect to their investment management process. With respect to FMI, the sub-adviser to the Large Cap Blend Portfolio, the directors considered FMI’s representations regarding succession planning in light of the firm’s dependence on the current portfolio manager.

The directors also considered each Sub-Adviser’s investment philosophy and process and the scope of services provided by the Sub-Advisers. The directors commented positively about the investment process employed by Aberdeen for the Emerging Markets Equity Portfolio and noted that the firm’s current Portfolio positioning was reflective of the firm’s investment philosophy. Consideration was also given to the Sub-Advisers’ respective reputations and experience in providing investment management services and the performance of each Sub-Advised Portfolio. Based on their review of these factors, their discussions with the Sub-Advisers, and their experience with the services provided by the Sub-Advisers for the respective Sub-Advised Portfolios, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each Sub-Adviser in providing those services, and were satisfied with the experience and capabilities of the Sub-Advisers and the personnel associated with the Sub-Advised Portfolios.

Investment Performance. The directors reviewed the investment performance of each of the Sub-Advised Portfolios over a variety of time periods. In addition to considering performance for each Sub-Advised Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of each Sub-Advised Portfolio’s one-, three-, and five-year performance to the returns of appropriate index benchmarks, and to the performance averages of each Sub-Advised Portfolio’s respective Broadridge/Morningstar and Lipper fund group categories for the same periods; (ii) a comparison of each Sub-Advised Portfolio’s one-, three-, five-, and ten-year performance to the performance median of each Sub-Advised Portfolio’s respective Broadridge/Morningstar peer group and fund group category for the same periods; (iii) the Broadridge/Morningstar overall star rating and Lipper quintile rating for each Sub-Advised Portfolio; and (iv) the Broadridge/Morningstar and Lipper performance rankings for each Sub-Advised Portfolio for the one-, three- and five-year time periods. The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and index benchmarks, and viewed this information as providing an objective comparative measure against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios.

With respect to the Portfolios managed by Wellington, the directors considered allocation adjustments made to the Large Cap Core Stock Portfolio as well as the recent addition of sector analysts. The directors were favorably impressed with the investment approaches for the Large Cap Core Stock and Small Cap Growth Stock Portfolios, and the positioning of the Small Cap Growth Stock Portfolio in the current market environment. The directors considered Wellington’s discussion of certain process enhancements for the Mid Cap Growth Stock Portfolio and commented favorably on the portfolio manager’s high conviction investment process for the Portfolio. With respect to the Mid Cap Growth Stock Portfolio, the directors considered the portfolio manager’s explanation for the Portfolio’s underperformance, and also noted that the Portfolio’s near-term performance had improved.

The directors identified no performance concerns with respect to the Research International Core Portfolio or the International Growth Portfolio, noting that each had achieved strong performance during the respective Sub-Adviser’s tenure. With respect to the International Equity Portfolio sub-advised by Templeton the directors noted favorably the recent strong performance, which had improved the Portfolio’s comparative performance rankings across multiple time periods.    With respect to the Large Cap Blend Portfolio managed by FMI, the directors considered the impact of the portfolio manager’s value-driven investment philosophy on the Portfolio’s performance and FMI’s continued commitment to a value-oriented investment strategy. The directors acknowledged that the Portfolio continued to perform as expected given its stated investment strategy. With respect to the Emerging Markets Equity Portfolio, the directors considered Aberdeen’s explanation for the performance of the Portfolio, which had experienced mixed results during the firm’s tenure as sub-adviser. The directors noted the Portfolio’s outperformance in 2018, and the portfolio manager’s confidence in the Portfolio’s current positioning. The directors also considered the indication by Mason Street Advisors that it would continue to closely monitor the effectiveness of Aberdeen’s investment strategy on future performance.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. While attentive to short term performance and what it might indicate, the directors generally placed greater emphasis on longer-term performance. For the reasons set forth above, the Board concluded that, considering investment performance within the context of its overall determinations regarding the Sub-Advisory Agreements, it was satisfied with the relative investment performance of the Sub-Advised Portfolios.

Management Fees and Other Expenses. The directors evaluated the reasonableness of the management fees and total expenses paid by the Sub-Advised Portfolios under the Sub-Advisory Agreements. The directors considered the fees paid by each Sub-Advised Portfolio. The directors also considered the sub-advisory fees paid by Mason Street Advisors out of

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

its management fee, including a comparison of those fees with fees charged by the respective Sub-Advisers for similarly-managed accounts. In considering the level of management fees, the directors evaluated the size of the Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the existing expense limitation and/or fee waiver arrangements agreed to by Mason Street Advisors with respect to certain Sub-Advised Portfolios.

As part of their evaluation, the directors reviewed an independent analysis prepared by Broadridge of comparative expense data for each Sub-Advised Portfolio. Broadridge provided data as of December 31, 2019 comparing each Sub-Advised Portfolio’s net and total expenses with those of a peer group of funds utilized in connection with variable insurance products sharing a similar investment classification, objective and asset allocation, each as selected by Broadridge. The directors considered the comparative data as a guide to help assess the reasonableness of each Sub-Advised Portfolio’s net and total expense ratios. The directors considered that six of the seven Sub-Advised Portfolios at issue were ranked in Broadridge’s first quartile for total expenses for the period ended December 31, 2019. The directors considered that the remaining Sub-Advised Portfolio (the Large Cap Blend Portfolio) was ranked in the 56th percentile for net total expenses. With respect to the Large Cap Blend Portfolio, the directors considered that Mason Street Advisors had increased the amount of its advisory fee waiver for the Portfolio efffective May 1, 2020.    The directors noted that, in connection with the renewal of the Sub-Advisory Agreement with Aberdeen, the Sub-Advisory Agreement was amended to incorporate an adjustment to the sub-advisory fee schedule to be effective as of July 1, 2020.

The directors also reviewed the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios. The directors took into consideration the advisory fee waiver and/or expense limitation agreements that were in place with respect to each of the Sub-Advised Portfolios, except for the Small Cap Growth Stock Portfolio, which ranked in the first quartile of its peer group for both net and total expenses (meaning lowest expenses).

Based on their review of the above information and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors from the Sub-Advised Portfolios. The directors considered Mason Street Advisors’ presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Sub-Advised Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by the aforementioned information regarding the expense-based rankings of each Sub-Advised Portfolio within the Portfolio’s respective Broadridge peer group category. The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided. In all instances, including those where profitability information had not been provided, the directors recognized that sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and each Sub-Adviser. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information is developed using a variety of assumptions and factors. The directors concluded that they had received sufficient information to evaluate the Sub-Advisers’ costs and profitability.

The directors considered certain fall-out benefits that may be realized by Mason Street Advisors and its affiliates due to their relationship with the Sub-Advised Portfolios, including (as applicable) the participation of fund families advised by certain Sub-Advisers to the Sub-Advised Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street Advisors, the participation of such fund families in certain a mutual fund partner program offered by such brokerage affiliate, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors. The directors also reviewed information concerning certain of the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers arising from their relationships with the Sub-Advised Portfolios. Based on their review, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-Advised Portfolios, and the profits realized by Mason Street Advisors and the Sub-Advisers due to their relationship with the Sub-Advised Portfolios, were not excessive.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Economies of Scale. The directors also considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with such Portfolio’s investors. The directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios and the extent to which the Sub-Advised Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account the expense limitation arrangements in place for the Large Cap Blend, International Growth, Research International Core and Emerging Markets Equity Portfolios, and the fee waiver arrangements in place with respect to the Large Cap Core Stock, Mid Cap Growth Stock, Large Cap Blend, International Growth, Research International Core, International Equity and Emerging Markets Equity Portfolios. The directors also considered the total assets and expense ratio of each Sub-Advised Portfolio. Based on this information, the Board concluded, within the context of its overall determinations regarding the Sub-Advisory Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such Portfolio’s investors.

Other Information

The directors were presented with other information to assist them in their consideration of the continuation of the Advisory Agreement and Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street Advisors to the Portfolios and information regarding Mason Street Advisors’ and the Sub-Advisers’ brokerage practices and commissions. The directors took into consideration reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, including any recent compliance exceptions noted and the applicable Sub-Adviser’s response. Also considered were key affiliations and business relationships between the Sub-Advisers and their affiliates and Mason Street Advisors’ parent company and affiliates. Their review further included information relating to each Sub-Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which a Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions. The directors also considered information regarding each Sub-Adviser’s code of ethics and business continuity plans, portfolio manager compensation, portfolio turnover, succession planning and other matters they deemed relevant.

Conclusions of the Directors

Based on a consideration of the foregoing, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment, concluded that the terms of the Advisory Agreement and the Sub-Advisory Agreements were fair and reasonable and approved the continuation of each Agreement for another year as being in the best interests of each Portfolio.

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

Full Schedule of Investments is included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)    Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section  1350, as adopted pursuant to Section  906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date:	August 7, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date:	August 7, 2020

By:	/s/ Todd M. Jones
Todd M. Jones, Vice President,
Chief Financial Officer and Treasurer

Date:	August 8, 2020